                                                     REGISTRATION NO.333-134304
                                                     REGISTRATION NO. 811-04234
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 13    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 46           [X]

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                               -----------------

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                             CHRISTOPHER E. PALMER
                             GOODWIN PROCTER, LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]on April 30, 2012 pursuant to paragraph (b)(1)(vii) of Rule 485
    [_]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account L

================================================================================

Incentive Life Legacy(R)

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.

PROSPECTUS DATED MAY 1, 2012

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

--------------------------------------------------------------------------------

This prospectus describes the Incentive Life Legacy(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

The policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE LEGACY(R)?

Incentive Life Legacy(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
------------------------------------------------------------------------------
All Asset Growth-Alt 20/(2)/            EQ/MFS International Growth
American Century VP Mid Cap Value       EQ/Mid Cap Index
AXA Aggressive Allocation/(1)/          EQ/Mid Cap Value PLUS
AXA Conservative Allocation/(1)/        EQ/Money Market
AXA Conservative-Plus Allocation/(1)/   EQ/Montag & Caldwell Growth
AXA Moderate Allocation/(1)/            EQ/Morgan Stanley Mid Cap Growth
AXA Moderate-Plus Allocation/(1)/       EQ/PIMCO Ultra Short Bond
AXA Tactical Manager 400                EQ/Quality Bond PLUS
AXA Tactical Manager 500                EQ/Small Company Index
AXA Tactical Manager 2000               EQ/T. Rowe Price Growth Stock
AXA Tactical Manager International      EQ/UBS Growth and Income
EQ/AllianceBernstein Small Cap          EQ/Van Kampen Comstock
 Growth                                 EQ/Wells Fargo Omega Growth
EQ/BlackRock Basic Value Equity         Fidelity(R) VIP Contrafund(R)
EQ/Boston Advisors Equity Income        Fidelity(R) VIP Growth & Income
EQ/Calvert Socially Responsible         Fidelity(R) VIP Mid Cap
EQ/Capital Guardian Research            Franklin Rising Dividends Securities
EQ/Common Stock Index                   Franklin Small Cap Value Securities
EQ/Core Bond Index                      Franklin Strategic Income Securities
EQ/Equity 500 Index                     Goldman Sachs VIT Mid Cap Value
EQ/Equity Growth PLUS                   Invesco V.I. Global Real Estate
EQ/GAMCO Mergers and Acquisitions       Invesco V.I. International Growth
EQ/GAMCO Small Company Value            Invesco V.I. Mid Cap Core Equity
EQ/Global Bond PLUS                     Invesco V.I. Small Cap Equity
EQ/Global Multi-Sector Equity           Ivy Funds VIP Energy
EQ/Intermediate Government Bond/(2)/    Ivy Funds VIP Mid Cap Growth
EQ/International Core PLUS              Ivy Funds VIP Small Cap Growth
EQ/International Equity Index           Lazard Retirement Emerging Markets
EQ/International Value PLUS              Equity
EQ/JPMorgan Value Opportunities         MFS(R) International Value
EQ/Large Cap Core PLUS                  MFS(R) Investors Growth Stock
EQ/Large Cap Growth Index               MFS(R) Investors Trust
EQ/Large Cap Growth PLUS                Multimanager Aggressive Equity
EQ/Large Cap Value Index                Multimanager Core Bond
EQ/Large Cap Value PLUS                 Multimanager International Equity
EQ/Lord Abbett Large Cap Core           Multimanager Large Cap Core Equity
------------------------------------------------------------------------------



---------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------
Multimanager Large Cap Value       PIMCO VIT Real Return
Multimanager Mid Cap Growth        PIMCO VIT Total Return
Multimanager Mid Cap Value         T. Rowe Price Equity Income II
Multimanager Multi-Sector Bond     Templeton Developing Markets
Multimanager Small Cap Growth       Securities
Multimanager Small Cap Value       Templeton Global Bond Securities
Multimanager Technology            Templeton Growth Securities
Mutual Shares Securities           Van Eck VIP Global Hard Assets
PIMCO VIT CommodityRealReturn(R)
 Strategy
---------------------------------------------------------------------

(1)Also referred to as an "AXA Allocation investment option" in this prospectus.

(2)This is the variable investment option's new name, effective on or about May 21, 2012, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                               #235453/AA & ADL

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------



    -----------------------------------------------------------------------
    1.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
      AND RISKS                                                          6
    -----------------------------------------------------------------------
    How you can pay for and contribute to your policy                    6
    The minimum amount of premiums you must pay                          6
    You can guarantee that your policy will not terminate before a
      certain date                                                       7
    You can elect a "paid up" death benefit guarantee                    7
    You can receive an accelerated death benefit under the Long
      Term Care Services/SM /Rider                                       8
    Investment options within your policy                                8
    About your life insurance benefit                                    9
    Alternative higher death benefit in certain cases                    9
    You can increase or decrease your insurance coverage                10
    Accessing your money                                                11
    Risks of investing in a policy                                      11
    How the Incentive Life Legacy(R) variable life insurance policy is
      available                                                         11


    -----------------------------------------------------------------------
    2.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
      WILL PAY                                                          12
    -----------------------------------------------------------------------
    Tables of policy charges                                            12
    How we allocate charges among your investment options               14
    Changes in charges                                                  14


    -----------------------------------------------------------------------
    3.WHO IS MONY LIFE INSURANCE COMPANY OF
      AMERICA?                                                          15
    -----------------------------------------------------------------------
    How to reach us                                                     16
    About our MONY America Variable Account L                           16
    Your voting privileges                                              17


    -----------------------------------------------------------------------
    4.ABOUT THE PORTFOLIOS OF THE TRUSTS                                18
    -----------------------------------------------------------------------
    Portfolios of the Trusts                                            18


    -----------------------------------------------------------------------
    5.DETERMINING YOUR POLICY'S VALUE                                   26
    -----------------------------------------------------------------------
    Your policy account value                                           26


-------------
''We,'' ''our,'' and ''us'' refer to MONY America. ''Financial professional'' means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as ''you'' and ''your,'' we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word ''owner'' therefore refers to all owners.
When we use the word ''state,'' we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life Legacy(R) anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                                                 CONTENTS OF THIS PROSPECTUS 3

------------------------------------------------------------------
6.TRANSFERRING YOUR MONEY AMONG OUR
  INVESTMENT OPTIONS                                           27
------------------------------------------------------------------
Transfers you can make                                         27
How to make transfers                                          27
Our automatic transfer service                                 27
Our asset rebalancing service                                  28


------------------------------------------------------------------
7.ACCESSING YOUR MONEY                                         29
------------------------------------------------------------------
Borrowing from your policy                                     29
Loan extension (for guideline premium test policies only)      30
Making withdrawals from your policy                            30
Surrendering your policy for its net cash surrender value      31
Your option to receive a terminal illness living benefit       31


------------------------------------------------------------------
8.TAX INFORMATION                                              32
------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary        32
Tax treatment of distributions to you (loans, partial
  withdrawals, and full surrender)                             32
Tax treatment of living benefits rider or Long Term Care
  Services/SM /Rider under a policy with the applicable rider  33
Business and employer owned policies                           34
Requirement that we diversify investments                      34
Estate, gift, and generation-skipping taxes                    34
Pension and profit-sharing plans                               35
Split-dollar and other employee benefit programs               35
ERISA                                                          35
Our taxes                                                      35
When we withhold taxes from distributions                      35
Possibility of future tax changes and other tax information    35


------------------------------------------------------------------
9.MORE INFORMATION ABOUT POLICY FEATURES AND
  BENEFITS                                                     37
------------------------------------------------------------------
Guarantee premium test for no lapse guarantees                 37
Paid up death benefit guarantee                                37
Other benefits you can add by rider                            38
Customer loyalty credit                                        41
Variations among Incentive Life Legacy(R) policies             41
Your options for receiving policy proceeds                     42
Your right to cancel within a certain number of days           42


------------------------------------------------------------------
10.MORE INFORMATION ABOUT CERTAIN POLICY
   CHARGES                                                     43
------------------------------------------------------------------
Deducting policy charges                                       43
Charges that the Trusts deduct                                 46


             -----------------------------------------------------
             11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY
                TO YOUR POLICY                                 47
             -----------------------------------------------------
             Dates and prices at which policy events occur     47
             Policy issuance                                   47
             Ways to make premium and loan payments            48
             Assigning your policy                             48
             You can change your policy's insured person       48
             Requirements for surrender requests               49
             Gender-neutral policies                           49
             Future policy exchanges                           49


             -----------------------------------------------------
             12.MORE INFORMATION ABOUT OTHER MATTERS           50
             -----------------------------------------------------
             About our general account                         50
             Transfers of your policy account value            50
             Telephone and Internet requests                   51
             Suicide and certain misstatements                 52
             When we pay policy proceeds                       52
             Changes we can make                               52
             Reports we will send you                          53
             Distribution of the policies                      53
             Legal proceedings                                 55


             -----------------------------------------------------
             13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE
                ACCOUNT L AND MONY AMERICA                     56
             -----------------------------------------------------


             -----------------------------------------------------
             14.PERSONALIZED ILLUSTRATIONS                     57
             -----------------------------------------------------
             Illustrations of policy benefits                  57


             -----------------------------------------------------
             REQUESTING MORE INFORMATION                       58
               Statement of Additional Information
               Table of contents                               58
             -----------------------------------------------------


4   CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                    account value                         26
                    actual premium fund value             37
                    Administrative Office                 16
                    age                                   48
                    Allocation Date                        8
                    alternative death benefit              9
                    amount at risk                        44
                    anniversary                           47
                    assign; assignment                    48
                    automatic transfer service            27
                    AXA Equitable                         17
                    AXA Financial, Inc.                   15
                    basis                                 32
                    beneficiary                           42
                    business day                          47
                    Cash Surrender Value                  29
                    Code                                  32
                    collateral                            29
                    cost of insurance charge              44
                    cost of insurance rates               44
                    customer loyalty credit               41
                    day                                   47
                    default                                6
                    disruptive transfer activity          50
                    dollar cost averaging service         27
                    extended no lapse guarantee            7
                    face amount                            9
                    grace period                           7
                    guaranteed interest option             8
                    guarantee premium test                37
                    Guaranteed Interest Account            9
                    Incentive Life Legacy(R)           cover
                    initial premium                        8
                    insured person                         9
                    Internet                              16
                    investment funds                       8
                    investment options                     8
                    Investment start date                  8
                    issue date                            47
                    lapse                                  6
                    loan extension                        30
                    loan, loan interest                   29
                    Long Term Care Services/SM /Rider      8
                    market timing                         50
                    modified endowment contract           32
                    Money Market Lock-in Period            8
                    month, year                           47
                    monthly deductions                    14
                    MONY Access Account                   42


                                                         PAGE

                 MONY America                               15
                 MONY America Variable Account L            16
                 net cash surrender value                   31
                 no lapse guarantee premium fund value      37
                 no lapse guarantee                          7
                 Option A, B                                 9
                 our                                         3
                 owner                                       3
                 paid up                                    32
                 paid up death benefit guarantee             7
                 partial withdrawal                         30
                 payments                                   47
                 planned periodic premium                    6
                 policy                                  cover
                 Portfolio                               cover
                 premium payments                            6
                 prospectus                              cover
                 rebalancing                                28
                 receive                                    47
                 restored, restoration                       7
                 riders                                      6
                 SEC                                     cover
                 state                                       3
                 subaccount                                 16
                 surrender                                  31
                 surrender charge                       12, 43
                 target premium                             53
                 transfers                                  27
                 Trusts                                  cover
                 units                                      26
                 unit values                                26
                 us                                          3
                 variable investment options             cover
                 we                                          3
                 withdrawals                                30
                 you, your                                   3


                                           AN INDEX OF KEY WORDS AND PHRASES 5

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Legacy(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account

6   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS
value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges, policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of the no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus);

..   Your policy's death benefit option has always been Option A; and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if:

..   the guarantee period expires; or

..   you change your death benefit option to Option B.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added to the policy that provides a longer guarantee period than described above. Subject to limitations, you can choose the number of years that you would like to have this benefit.

The monthly cost of this rider varies by the individual characteristics of the insured, the face amount of the policy and the benefit period you select. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, your policy's death benefit option has always been Option A and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse

                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 7 so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider (described below) at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, you may have added an optional rider to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services/SM/ Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elected the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies.

8   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

(The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.) The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

In order to take advantage of the no lapse guarantee and the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

-----------------------------------------------
AGE:*  40 AND UNDER  45   50   55    60     65
-----------------------------------------------
 %:       250%      215% 185% 150%  130%   120%
-----------------------------------------------
AGE:    70   75-90   91   92   93  94-OVER
-----------------------------------------------
 %:    115%  105%   104% 103% 102%  101%
-----------------------------------------------

*  For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount

                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 9 of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
You can request a change in your death benefit option from Option B any time after the second year of the policy and before the policy anniversary nearest to the insured's 100th birthday; however, changes to Option B are not permitted beyond the policy year in which the insured person reaches age 80.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches age 80, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension. Also, a change to Option A must be made before the insured person reaches age 100.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services/SM/ Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached age 81 (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have

10 RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) was primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) is available for issue ages 0-85.

                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 11

2. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."


---------------------------------------------------------------------------------------------------------------------------
                                                     TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
 CHARGE                               WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                        From each premium               As a percentage of premiums: 12%
---------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF YOUR        Upon surrender                  Initial surrender charge per $1,000 of initial base
POLICY DURING ITS FIRST 15 YEARS OR                                   policy face amount or per $1,000 of requested base
THE FIRST 15 YEARS AFTER YOU HAVE                                     policy face amount increase:/(2)/
REQUESTED AN INCREASE IN YOUR
POLICY'S FACE AMOUNT/(1)/                                             Highest: $47.92
                                                                      Lowest: $10.38
                                                                      Representative: $17.32/(3)/
---------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR POLICY'S   Effective date of the decrease  A pro rata portion of the charge that would apply to
FACE AMOUNT                                                           a full surrender at the time of the decrease.
---------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT OPTIONS    Upon transfer                   $25 per transfer./(4)/
---------------------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS RIDER        At the time of the transaction  $100 (if elected after policy issue)
---------------------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO RECEIVE A       At the time of the transaction  $250
"LIVING BENEFIT"
---------------------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES CHARGES
..   Wire transfer charge/(5)/         At the time of the transaction  Current and Maximum Charge: $90
..   Express mail charge/(5)/          At the time of the transaction  Current and Maximum Charge: $35
..   Policy illustration charge/(6)/   At the time of the transaction  Current and Maximum Charge: $25
..   Duplicate policy charge/(6)/      At the time of the transaction  Current and Maximum Charge: $35
..   Policy history charge/(6)(7)/     At the time of the transaction  Current and Maximum Charge: $50
..   Charge for returned payments/(6)/ At the time of the transaction  Current and Maximum Charge: $25
---------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------
   PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO
                     OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
 CHARGE                          WHEN CHARGE IS DEDUCTED   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------
COST OF INSURANCE                Monthly                   As a charge per $1,000 of the amount for which we
CHARGE/(8)(9)/                                             are at risk:/(10)/

                                                           Highest: $83.34
                                                           Lowest: $0.02
                                                           Representative: $0.09/(11)/
------------------------------------------------------------------------------------------------------------


12  RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

------------------------------------------------------------------------------------------------------
              PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
 CHARGE                        WHEN CHARGE IS DEDUCTED            AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK     Monthly                                         Annual % of your value
CHARGE                                                                         in our variable
                                                                  Policy Year  investment options
                                                                  1-10         1.75%
                                                                  11+          0.50%
------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE/(5)/     Monthly                            Policy Year  Amount Deducted
                                                                  1            $20
                                                                  2+           $15
------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD/(12)/     On each policy anniversary (or on  1% of loan amount.
                               loan termination, if earlier)
------------------------------------------------------------------------------------------------------


OPTIONAL RIDER CHARGES                   While the rider is in effect

CHILDREN'S TERM INSURANCE                Monthly                       Charge per $1,000 of rider benefit amount:

                                                                       $0.50

DISABILITY DEDUCTION WAIVER              Monthly                       Percentage of all other monthly charges:

                                                                       Highest: 132%
                                                                       Lowest: 7%
                                                                       Representative: 12%/(11)/

OPTION TO PURCHASE ADDITIONAL INSURANCE  Monthly                       Charge per $1,000 of rider benefit amount:
                                                                       Highest: $0.17
                                                                       Lowest: $0.04
                                                                       Representative: $0.16/(13)/

EXTENDED NO LAPSE GUARANTEE/(5)/         Monthly                       Charge per $1,000 of the initial base policy face
                                                                       amount, and per $1,000 of any requested base policy
                                                                       face amount increase that exceeds the highest pre-
                                                                       vious face amount:

For rider coverage to age 100                                          Highest: $0.08
                                                                       Lowest: $0.02
                                                                       Representative: $0.03/(3)/

LONG TERM CARE SERVICES/SM/ RIDER/(5)/   Monthly                       Charge per $1,000 of the amount for which we are
                                                                       at risk:/(14)/
                                                                       Highest: $1.18
                                                                       Lowest: $0.08
                                                                       Representative: $0.22/(13)/
--------------------------------------------------------------------------------------------------------------------------

(1)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(2)The initial amount of surrender charge depends on each policy's specific characteristics.
(3)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(4)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(5)Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)The charge for this service must be paid using funds outside of your policy. Please see "Charges and expenses" below for more information.
(7)The charge for this service may be less depending on the policy history you request. Please see "Charges and expenses" below for more information.
(8)Not applicable after the insured person reaches age 100.
(9)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(10)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(11)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(12)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(13)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(14)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return

                     RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY 13 of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-----------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------
Total Annual Portfolio Operating Expenses for
2011 (expenses that are deducted from Portfolio    Lowest Highest
assets including management fees, 12b-1
fees,service fees and/or other expenses)/(1)/      0.62%  1.60%
-----------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

14  RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


We are MONY Life Insurance Company of America ("MONY America"), an Arizona stock life insurance corporation organized in 1969. MONY America is an indirect, wholly-owned subsidiary of AXA Financial, Inc., (the "parent") a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY America, and under its other arrangements with MONY America and its parent, AXA exercises significant influence over the operations and capital structure of MONY America and its parent. AXA holds its interest in MONY America through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. MONY America is obligated to pay all amounts that are promised to be paid under the policies. No company other than MONY America, however, has any legal responsibility to pay amounts that MONY America owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                              WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA? 15

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  10840 Ballantyne Commons Parkway
  Charlotte, North Carolina 28277
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa-equitable.com
--------------------------------------------------------------------------------
 BY FAX:

  1-704-540-9714
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service; and

(3)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options;

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

16  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES


VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.


Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) and other policies that MONY America Variable Account L supports.

                              WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA? 17

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation Portfolios and the All Asset Allocation Portfolio offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the All Asset Allocation Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the All Asset Allocation Portfolio than certain other portfolios available to you under your policy. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Allocation Portfolios, the All Asset Allocation Portfolio, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.

The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.


PORTFOLIOS OF THE TRUSTS




----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B
 SHARES PORTFOLIO                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                           AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks long-term capital appreciation.                  AXA Equitable Funds Management
  ALLOCATION                                                                   Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.                  AXA Equitable Funds Management
  ALLOCATION                                                                   Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA                  Seeks current income and growth of capital, with a     AXA Equitable Funds Management
  CONSERVATIVE-PLUS  greater emphasis on current income.                       Group, LLC
  ALLOCATION
----------------------------------------------------------------------------------------------------------------


18  ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks long-term capital appreciation and current income.   AXA Equitable Funds Management
  ALLOCATION                                                                       Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks long-term capital appreciation and current income,   AXA Equitable Funds Management
  ALLOCATION         with a greater emphasis on capital appreciation.              Group, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  AGGRESSIVE EQUITY  emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                ClearBridge Advisors, LLC
                                                                                GCIC US Ltd.
                                                                                Legg Mason Capital Management, LLC
                                                                                Marsico Capital Management, LLC
                                                                                T. Rowe Price Associates, Inc.
                                                                                Westfield Capital Management
                                                                                   Company, L.P.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks a balance of high current income and capital         BlackRock Financial Management, Inc.
  BOND               appreciation, consistent with a prudent level of risk.     Pacific Investment Management
                                                                                   Company LLC
                                                                                SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility     Group, LLC
  EQUITY             in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                EARNEST Partners, LLC
                                                                                J.P. Morgan Investment Management Inc.
                                                                                Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP CORE EQUITY    emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Janus Capital Management, LLC
                                                                                Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Institutional Capital LLC
                                                                                MFS Investment Management
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
                                                                                Franklin Advisers, Inc.
                                                                                Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility     Group, LLC
                     in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                Diamond Hill Capital Management, Inc.
                                                                                Knightsbridge Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------



                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 19

-------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B
 SHARES PORTFOLIO                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                  OBJECTIVE                                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Seeks high total return through a combination of current   Pacific Investment Management
  MULTI-SECTOR BOND    income and capital appreciation.                              Company LLC
                                                                                  Post Advisory Group, LLC
                                                                                  SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL     Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP GROWTH           emphasis on risk-adjusted returns and managing volatility     Group, LLC
                       in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                  Lord, Abbett & Co. LLC
                                                                                  Morgan Stanley Investment
                                                                                     Management Inc.
                                                                                  NorthPointe Capital, LLC
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL     Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP VALUE            emphasis on risk-adjusted returns and managing volatility     Group, LLC
                       in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                  Franklin Advisory Services, LLC
                                                                                  Horizon Asset Management, LLC
                                                                                  Pacific Global Investment Management
                                                                                     Company
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Seeks long-term growth of capital.                         AXA Equitable Funds Management
  TECHNOLOGY                                                                         Group, LLC
                                                                                  RCM Capital Management, LLC
                                                                                  SSgA Funds Management, Inc.
                                                                                  Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                  OBJECTIVE                                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Seeks long-term capital appreciation and current income.   AXA Equitable Funds Management
  ALT 20/(1)/                                                                        Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 400          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                       in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 500          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                       in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 2000         emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                       in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER              emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
  INTERNATIONAL        in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.              AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and secondarily,     BlackRock Investment Management, LLC
  VALUE EQUITY         income.
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and income to achieve an     Boston Advisors, LLC
  EQUITY INCOME        above-average and consistent total return.
-------------------------------------------------------------------------------------------------------------------------



20  ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital appreciation.            Calvert Investment Management Inc.
  RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of capital.               Capital Guardian Trust Company
  RESEARCH
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that        AXA Equitable Funds Management
                     approximates the total return performance of the Barclays      Group, LLC
                     Capital Intermediate U.S. Government/Credit Index,          SSgA Funds Management, Inc.
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Barclays Capital Intermediate
                     U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
                     approximates the total return performance of the S&P
                     500 Index, including reinvestment of dividends, at a risk
                     level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH     Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility      Group, LLC
                     in the Portfolio.                                           BlackRock Capital Management, Inc.
                                                                                 BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.                      GAMCO Asset Management, Inc.
  AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                     GAMCO Asset Management, Inc.
  COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and current income.         AXA Equitable Funds Management
                                                                                    Group, LLC
                                                                                 BlackRock Investment Management, LLC
                                                                                 First International Advisors, LLC
                                                                                 Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL            Seeks to achieve long-term capital appreciation with an     AXA Equitable Funds Management
  MULTI-SECTOR       emphasis on risk-adjusted returns and managing volatility      Group, LLC
  EQUITY             in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                 Morgan Stanley Investment
                                                                                    Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that        AXA Equitable Funds Management
  GOVERNMENT         approximates the total return performance of the Barclays      Group, LLC
  BOND/(2)/          Intermediate U.S. Government Bond Index, including          SSgA Funds Management, Inc.
                     reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government Bond
                     Index.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  CORE PLUS          emphasis on risk-adjusted returns and managing volatility      Group, LLC
                     in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                 Hirayama Investments, LLC
                                                                                 WHV Investment Management
------------------------------------------------------------------------------------------------------------------------



                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 21

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that        AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% Dow Jones EURO STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                     S&P/ASX 200 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to provide current income and long-term growth of       AXA Equitable Funds Management
  VALUE PLUS         income, accompanied by growth of capital with an                 Group, LLC
                     emphasis on risk-adjusted returns and managing volatility     BlackRock Investment Management, LLC
                     in the Portfolio.                                             Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.              J.P. Morgan Investment
  OPPORTUNITIES                                                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE    Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Institutional Capital LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that          AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     1000 Growth Index, including reinvestment of dividends
                     at a risk level consistent with that of the Russell 1000
                     Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to provide long-term capital growth with an             AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that          SSgA Funds Management, Inc.
  INDEX              approximates the total return performance of the Russell
                     1000 Value Index, including reinvestment of dividends, at
                     a risk level consistent with that of the Russell 1000 Value
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
  PLUS               emphasis on risk-adjusted returns and managing volatility     AXA Equitable Funds Management
                     in the Portfolio.                                                Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT       Seeks to achieve capital appreciation and growth of           Lord, Abbett & Co. LLC
  LARGE CAP CORE     income with reasonable risk.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                        Massachusetts Financial Services
  INTERNATIONAL                                                                       Company d/b/a MFS Investment
  GROWTH                                                                              Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that          SSgA Funds Management, Inc.
                     approximates the total return performance of the S&P
                     Mid Cap 400 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the S&P Mid Cap
                     400 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE     Seeks to achieve long-term capital appreciation with an       AXA Equitable Funds Management
  PLUS               emphasis on risk adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income, preserve      The Dreyfus Corporation
                     its assets and maintain liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.                        Montag & Caldwell, LLC
  CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------------------------


22  ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                              Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of traditional money     Pacific Investment Management
  SHORT BOND         market products while maintaining an emphasis on                 Company, LLC
                     preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with          AllianceBernstein L.P.
                     moderate risk to capital.                                     AXA Equitable Funds Management
                                                                                      Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before the         AllianceBernstein L.P.
  INDEX              deduction of Portfolio expenses) the total return of the
                     Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and           T. Rowe Price Associates, Inc.
  GROWTH STOCK       secondarily, income.
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital appreciation    UBS Global Asset Management
  INCOME             with income as a secondary consideration.                        (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN        Seeks to achieve capital growth and income.                   Invesco Advisers, Inc.
  COMSTOCK
------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.                    Wells Capital Management, Inc.
  OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through       Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                         Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of        Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of        Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of        Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a          American Century Investment
  MID CAP VALUE FUND secondary objective.                                             Management, Inc.
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                         Fidelity Management & Research
  CONTRAFUND(R)                                                                       Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current      Fidelity Management & Research
  GROWTH & INCOME    income and capital appreciation.                                 Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                            Fidelity Management & Research
  CAP PORTFOLIO                                                                       Company (FMR)
------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of    Franklin Advisory Services, LLC
  DIVIDENDS          capital as an important consideration.
  SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                 Franklin Advisory Services, LLC
  VALUE SECURITIES
  FUND
------------------------------------------------------------------------------------------------------------------------


                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 23

--------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                    OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC       The Fund's principal investment goal is to seek a high    Franklin Advisers, Inc.
  INCOME SECURITIES      level of current income. Its secondary goal is capital
  FUND                   appreciation over long term.
--------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES            The Fund's principal investment goal is capital           Franklin Mutual Advisers, LLC
  SECURITIES FUND        appreciation. Its secondary goal is income.
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON                Seeks long-term capital appreciation.                     Templeton Asset Management Ltd.
  DEVELOPING
  MARKETS
  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL         Seeks high current income, consistent with preservation   Franklin Advisers, Inc.
  BOND SECURITIES        of capital. Capital appreciation is a secondary
  FUND                   consideration.
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         The Fund's investment goal is long-term capital growth.   Templeton Global Advisors Limited
  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT        Seeks long-term capital appreciation.                     Goldman Sachs Asset Management, L.P.
  MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY     To seek to provide capital growth and appreciation.       Waddell & Reed Investment
                                                                                      Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID        To seek to provide growth of capital.                     Waddell & Reed Investment
  CAP GROWTH                                                                          Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL      To seek to provide growth of capital.                     Waddell & Reed Investment
  CAP GROWTH                                                                          Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -
 SERVICE SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT        Seeks long-term capital appreciation.                     Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -
 SERVICE CLASS                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
MFS(R)                   The fund's investment objective is to seek capital        Massachusetts Financial Services
  INTERNATIONAL          appreciation.                                                Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS         The fund's investment objective is to seek capital        Massachusetts Financial Services
  GROWTH STOCK           appreciation.                                                Company
  SERIES
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS         The fund's investment objective is to seek capital        Massachusetts Financial Services
  TRUST SERIES           appreciation.                                                Company
--------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                Seeks maximum real return consistent with prudent         Pacific Investment Management
  COMMODITYREALRETURN(R) investment management.                                       Company LLC
  STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL           Seeks maximum real return, consistent with preservation   Pacific Investment Management
  RETURN PORTFOLIO       of real capital and prudent investment management.           Company LLC
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL          Seeks maximum total return, consistent with preservation  Pacific Investment Management
  RETURN PORTFOLIO       of capital and prudent investment management.                Company LLC
--------------------------------------------------------------------------------------------------------------------------


24  ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES,                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 INC. PORTFOLIO NAME  OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks to provide substantial dividend income as well as         T. Rowe Price Associates, Inc.
  EQUITY INCOME       long-term growth of capital through investments in the
  PORTFOLIO - II      common stocks of established companies.
--------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL    Seeks long-term capital appreciation by investing               Van Eck Associates Corporation
  HARD ASSETS FUND    primarily in "hard asset" securities. Income is a secondary consideration.
--------------------------------------------------------------------------------------------------------------------------




(1)This is the Portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The Portfolio's former name was All Asset Allocation.
(2)This is the portfolio's new name, effective on or about May 21, 2012. The portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 25

5. Determining your policy's value


--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

26  DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:

..   if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at

                        TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS 27 any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.

28  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money


--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) policies in 2006, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

                                                       ACCESSING YOUR MONEY  29

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100,

30  ACCESSING YOUR MONEY
provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" -- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------


                                                       ACCESSING YOUR MONEY  31

8. Tax information


--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY


An Incentive Life Legacy(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of

32  TAX INFORMATION
any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may

                                                            TAX INFORMATION  33
be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS


Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation ($5.120 million in 2012). During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2012, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for

34  TAX INFORMATION
inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

OUR TAXES


The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS


Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen. For Puerto Rico and other jurisdictions, income is considered U.S. source income.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More


                                                            TAX INFORMATION  35
recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.

36  TAX INFORMATION

9. More information about policy features and benefits

--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date accumulated at 4% annually less any partial withdrawals accumulated at 4% annually (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders accumulated at 4% annually (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that you have always had death benefit Option A, any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee and any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining

                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS 37
surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guar- antee). (See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

38  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider was available at issue subject to our underwriting requirements that provided for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 20 years from the register date, and the maximum period is to the policy anniversary nearest to the insured's 100th birthday. Issue ages are 0-70. If you elected this rider at issue, the investment options available to you are restricted to the guaranteed interest option and the AXA Allocation investment options. You must have provided proper allocation instructions at the time you applied for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured, the face amount of the policy and the guarantee period you selected. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

While the rider is in effect, we currently limit your investment options under the policy to the AXA Allocation investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

.. RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

-- the date your policy ends without value at the end of a grace period;

-- the date you surrender your policy;

-- the expiration date of the extended no lapse guarantee period shown in your policy;

-- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

-- the effective date of the election of the paid up death benefit guarantee;

-- the date that a new insured person is substituted for the original insured person;

-- the date the policy goes on loan extension; or

-- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES/SM/ RIDER/(1)/. In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

-------------
(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illiness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.

                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS 39

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An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid we will waive the monthly charge for the Long Term Care Services/SM/ Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long term care specified amount;

5. the date that you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

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During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 20 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options. The amount in our investment options does not include any value we are holding as collateral for any policy loans. The percentage credit is currently at an annual rate of 0.05% beginning in the policy's 21st year. This credit is not guaranteed, however. Because Incentive Life Legacy(R) was first offered in 2006, no customer loyalty credit has yet been made to an Incentive Life Legacy(R) policy.

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R). We will make such variations only in accordance with uniform rules that we establish.

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MONY America or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.


PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income.

In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 12% from each premium payment you send us. We currently deduct 12% from each premium payment during the first five policy years, and 2% from each premium payment in subsequent policy years. If the extended no lapse guarantee is in effect, we currently deduct 12% from each premium payment during the first ten policy years, and 2% from each premium payment in subsequent policy years. A similar charge applies to premiums attributed to requested face amount increases. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 12%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

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.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current

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(non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 1.75% during the first ten policy years, and at an annual rate of 0.25% in policy years 11 through 20, with no charge in policy year 21 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 1.75%, 0.50% and 0.50%, respectively. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. EXTENDED NO LAPSE GUARANTEE. If you chose this rider with coverage to age 100, we deduct between $0.02 and $0.08 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect.

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.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

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..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

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Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

                 MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY 49

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that


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portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

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We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) from one investment option and put them into another;

..   end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

..   operate MONY America Variable Account L under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect MONY America Variable Account L;

..   operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy, or change the face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market

    MORE INFORMATION ABOUT
52  OTHER MATTERS
conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of MONY America policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for

                                                     MORE INFORMATION ABOUT
                                                              OTHER MATTERS  53
those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $81 to $4,973,724. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
A.G. Edwards
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Essex National Securities Inc.
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
J.P. Turner & Company, LLC
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities, Inc.
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Plan Member Financial Corporation
PNC Investments
Prime Capital Services


    MORE INFORMATION ABOUT
54  OTHER MATTERS

PrimeVest Financial Services, Inc.
Raymond James & Associates Inc
Raymond James Financial Services
RBC Capital Markets Corp.
Robert W Baird & Co.
Royal Alliance Associates Inc.
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC


LEGAL PROCEEDINGS

MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.

                                                     MORE INFORMATION ABOUT
                                                              OTHER MATTERS  55

13. Financial statements of MONY America Variable Account L and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

    FINANCIAL STATEMENTS OF
    MONY AMERICA VARIABLE
    ACCOUNT L AND MONY
56  AMERICA

14. Personalized illustrations


--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2011 (or expected to be incurred in 2012, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2011. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.


                                                               PERSONALIZED
                                                              ILLUSTRATIONS  57

Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2012, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                             PAGE

Who is MONY Life Insurance Company of America?                2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to MONY America             2

Custodian and Independent Registered Public Accounting Firm   2

Financial Statements                                          3

  811-04234

Incentive Life Legacy(R) II

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.

PROSPECTUS DATED MAY 1, 2012

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

--------------------------------------------------------------------------------

This prospectus describes the Incentive Life Legacy(R) II policy but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE LEGACY(R) II?

Incentive Life Legacy(R) II provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
------------------------------------------------------------------------------
All Asset Growth-Alt 20/(2)/            EQ/Large Cap Value PLUS
American Century VP Mid Cap Value       EQ/Lord Abbett Large Cap Core
AXA Balanced Strategy/(1)/              EQ/MFS International Growth
AXA Conservative Growth Strategy/(1)/   EQ/Mid Cap Index
AXA Conservative Strategy/(1)/          EQ/Mid Cap Value PLUS
AXA Growth Strategy/(1)/                EQ/Money Market
AXA Moderate Growth Strategy/(1)/       EQ/Montag & Caldwell Growth
AXA Tactical Manager 400                EQ/Morgan Stanley Mid Cap Growth
AXA Tactical Manager 500                EQ/PIMCO Ultra Short Bond
AXA Tactical Manager 2000               EQ/Quality Bond PLUS
AXA Tactical Manager International      EQ/Small Company Index
EQ/AllianceBernstein Small Cap Growth   EQ/T. Rowe Price Growth Stock
EQ/BlackRock Basic Value Equity         EQ/UBS Growth and Income
EQ/Boston Advisors Equity Income        EQ/Van Kampen Comstock
EQ/Calvert Socially Responsible         EQ/Wells Fargo Omega Growth
EQ/Capital Guardian Research            Fidelity(R) VIP Contrafund(R)
EQ/Common Stock Index                   Fidelity(R) VIP Growth & Income
EQ/Core Bond Index                      Fidelity(R) VIP Mid Cap
EQ/Equity 500 Index                     Franklin Rising Dividends Securities
EQ/Equity Growth PLUS                   Franklin Small Cap Value Securities
EQ/GAMCO Mergers and Acquisitions       Franklin Strategic Income Securities
EQ/GAMCO Small Company Value            Goldman Sachs VIT Mid Cap Value
EQ/Global Bond PLUS                     Invesco V.I. Global Real Estate
EQ/Global Multi-Sector Equity           Invesco V.I. International Growth
EQ/Intermediate Government Bond/(2)/    Invesco V.I. Mid Cap Core Equity
EQ/International Core PLUS              Invesco V.I. Small Cap Equity
EQ/International Equity Index           Ivy Funds VIP Energy
EQ/International Value PLUS             Ivy Funds VIP Mid Cap Growth
EQ/JPMorgan Value Opportunities         Ivy Funds VIP Small Cap Growth
EQ/Large Cap Core PLUS                  Lazard Retirement Emerging Markets
EQ/Large Cap Growth Index                Equity
EQ/Large Cap Growth PLUS                MFS(R) International Value
EQ/Large Cap Value Index                MFS(R) Investors Growth Stock
------------------------------------------------------------------------------



------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
------------------------------------------------------------------------
MFS(R) Investors Trust               Multimanager Technology
Multimanager Aggressive Equity       Mutual Shares Securities
Multimanager Core Bond               PIMCO VIT CommodityRealReturn(R)
Multimanager International Equity    PIMCO VIT Real Return
Multimanager Large Cap Core Equity   PIMCO VIT Total Return
Multimanager Large Cap Value         T. Rowe Price Equity Income II
Multimanager Mid Cap Growth          Templeton Developing Markets
Multimanager Mid Cap Value            Securities
Multimanager Multi-Sector Bond       Templeton Global Bond Securities
Multimanager Small Cap Growth        Templeton Growth Securities
Multimanager Small Cap Value         Van Eck VIP Global Hard Assets
------------------------------------------------------------------------

(1)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.

(2)This is the variable investment option's new name, effective on or about May 21, 2012, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences associated with death benefits under "Estate, gift, and generation-skipping taxes."

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                               #235455/AA & ADL

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) II or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------


   --------------------------------------------------------------------------
   1.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
     WILL PAY                                                              6
   --------------------------------------------------------------------------
   Tables of policy charges                                                6
   How we allocate charges among your investment options                   8
   Changes in charges                                                      8


   --------------------------------------------------------------------------
   2.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
     AND RISKS                                                             9
   --------------------------------------------------------------------------
   How you can pay for and contribute to your policy                       9
   The minimum amount of premiums you must pay                             9
   You can guarantee that your policy will not terminate before a
     certain date                                                         10
   You can elect a "paid up" death benefit guarantee                      10
   You can receive an accelerated death benefit under the Long
     Term Care Services/SM/ Rider                                         11
   Investment options within your policy                                  11
   About your life insurance benefit                                      12
   Alternative higher death benefit in certain cases                      12
   You can increase or decrease your insurance coverage                   13
   Accessing your money                                                   14
   Risks of investing in a policy                                         14
   How the Incentive Life Legacy(R) II variable life insurance policy is
     available                                                            14


   --------------------------------------------------------------------------
   3.WHO IS MONY LIFE INSURANCE COMPANY OF
     AMERICA?                                                             15
   --------------------------------------------------------------------------
   How to reach us                                                        16
   About our MONY America Variable Account L                              16
   Your voting privileges                                                 17


   --------------------------------------------------------------------------
   4.ABOUT THE PORTFOLIOS OF THE TRUSTS                                   18
   --------------------------------------------------------------------------
   Portfolios of the Trusts                                               18


   --------------------------------------------------------------------------
   5. DETERMINING YOUR POLICY'S VALUE                                     26
   --------------------------------------------------------------------------
   Your policy account value                                              26

-------------
"We,""our," and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.
When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prosepectus does not offer Incentive Life Legacy(R) II anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                                                 CONTENTS OF THIS PROSPECTUS 3

       ------------------------------------------------------------------
       6.TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
         OPTIONS                                                      27
       ------------------------------------------------------------------
       Transfers you can make                                         27
       How to make transfers                                          27
       Our automatic transfer service                                 27
       Our asset rebalancing service                                  28


       ------------------------------------------------------------------
       7.ACCESSING YOUR MONEY                                         29
       ------------------------------------------------------------------
       Borrowing from your policy                                     29
       Loan extension (for guideline premium test policies only)      30
       Making withdrawals from your policy                            30
       Surrendering your policy for its net cash surrender value      31
       Your option to receive a terminal illness living benefit       31


       ------------------------------------------------------------------
       8.TAX INFORMATION                                              32
       ------------------------------------------------------------------
       Basic income tax treatment for you and your beneficiary        32
       Tax treatment of distributions to you (loans, partial
         withdrawals, and full surrender; impact of certain policy
         changes and transactions)                                    32
       Tax treatment of living benefits rider or Long Term Care
         Services/SM/ Rider under a policy with the applicable rider  33
       Business and employer owned policies                           34
       Requirement that we diversify investments                      34
       Estate, gift, and generation-skipping taxes                    34
       Pension and profit-sharing plans                               35
       Split-dollar and other employee benefit programs               35
       ERISA                                                          35
       Our taxes                                                      35
       When we withhold taxes from distributions                      35
       Possibility of future tax changes and other tax information    35


       ------------------------------------------------------------------
       9.MORE INFORMATION ABOUT POLICY FEATURES AND
         BENEFITS                                                     37
       ------------------------------------------------------------------
       Guarantee premium test for no lapse guarantees                 37
       Paid up death benefit guarantee                                37
       Other benefits you can add by rider                            38
       Variations among Incentive Life Legacy(R) II policies          42
       Your options for receiving policy proceeds                     42
       Your right to cancel within a certain number of days           42


       ------------------------------------------------------------------
       10.MORE INFORMATION ABOUT CERTAIN POLICY CHARGES               43
       ------------------------------------------------------------------
       Deducting policy charges                                       43
       Charges that the Trusts deduct                                 46


             -----------------------------------------------------
             11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY
                TO YOUR POLICY                                 47
             -----------------------------------------------------
             Dates and prices at which policy events occur     47
             Policy issuance                                   47
             Ways to make premium and loan payments            48
             Assigning your policy                             48
             You can change your policy's insured person       48
             Requirements for surrender requests               49
             Gender-neutral policies                           49
             Future policy exchanges                           49


             -----------------------------------------------------
             12.MORE INFORMATION ABOUT OTHER MATTERS           50
             -----------------------------------------------------
             About our general account                         50
             Transfers of your policy account value            50
             Telephone and Internet requests                   51
             Suicide and certain misstatements                 52
             When we pay policy proceeds                       52
             Changes we can make                               52
             Reports we will send you                          52
             Distribution of the policies                      53
             Legal proceedings                                 55


             -----------------------------------------------------
             13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE
                ACCOUNT L AND MONY AMERICA                     56
             -----------------------------------------------------


             -----------------------------------------------------
             14.PERSONALIZED ILLUSTRATIONS                     57
             -----------------------------------------------------
             Illustrations of policy benefits                  57



-----------------------------------------------------
APPENDICES
-----------------------------------------------------
 I  --  Hypothetical illustrations                I-1
II  --  Calculating the alternate death benefit  II-1


                   ------------------------------------------
                   REQUESTINGMORE INFORMATION
                     Statement of additional information
                     Table of contents
                   ------------------------------------------

4   CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                    PAGE

account value                          26
actual premium fund value              37
Administrative Office                  16
age; age at issue                      48
Allocation Date                        11
alternative death benefit              12
amount at risk                         44
anniversary                            47
assign; assignment                     48
automatic transfer service             27
AXA Equitable                          17
AXA Financial, Inc.                    15
basis                                  32
beneficiary                            42
business day                           47
Cash Surrender Value                   29
Code                                   32
collateral                             29
commencement of insurance coverage     48
cost of insurance charge               44
cost of insurance rates                44
day                                    47
default                                 9
disruptive transfer activity           50
dollar cost averaging service          27
extended no lapse guarantee            10
face amount                            12
grace period                           10
guaranteed interest option             11
guarantee premium test                 37
Guaranteed Interest Account            12
Incentive Life Legacy(R) II         cover
initial premium                        11
insured person                         12
Internet                               16
investment funds                       11
investment options                  cover
investment start date                  11
issue date                             47
lapse                                   9
loan extension                         30
loan, loan interest                    29
Long Term Care Services/SM/ Rider      11
market timing                          50


                                       PAGE

Money Market Lock-in Period               11
mortality and expense risk charge          7
modified endowment contract               32
month, year                               47
monthly deduction                          8
MONY Access Account                       42
MONY America                              15
MONY America Variable Account L           16
net cash surrender value                  31
no lapse guarantee premium fund value     37
no lapse guarantee                        10
Option A, B                               12
our                                        3
owner                                      3
paid up                                   32
paid up death benefit guarantee           10
partial withdrawal                        30
payments                                  47
planned periodic premium                   9
policy                                 cover
Portfolio                              cover
premium payments                           9
prospectus                             cover
rebalancing                               28
receive                                   46
register date                             47
restored, restoration                     10
riders                                     9
SEC                                    cover
state                                      3
subaccount                                16
surrender                                 31
surrender charge                       6, 43
target premium                            53
transfers                                 27
Trusts                                 cover
units                                     26
unit values                               26
us                                         3
variable investment options            cover
we                                         3
withdrawals                               30
you, your                                  3


                                           AN INDEX OF KEY WORDS AND PHRASES 5

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------


TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."


----------------------------------------------------------------------------------------------------------
                            TRANSACTION FEES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
PREMIUM CHARGE/(1)/  From each premium               9%, if the extended no lapse guarantee rider is in
                                                     effect.

                                                                            - or -

                                                     8%, if the extended no lapse guarantee rider is not
                                                     in effect.
----------------------------------------------------------------------------------------------------------
SURRENDER (TURNING   Upon surrender                  Initial surrender charge per $1,000 of initial base
IN) OF YOUR POLICY                                   policy face amount or per $1,000 of requested base
DURING ITS FIRST 15                                  policy face amount increase:/(3)/
YEARS OR THE FIRST
15 YEARS AFTER YOU                                   Highest: $47.92
HAVE REQUESTED AN                                    Lowest: $10.38
INCREASE IN YOUR                                     Representative: $17.32/(4)/
POLICY'S FACE
AMOUNT/(2)/
----------------------------------------------------------------------------------------------------------
REQUEST A DECREASE   Effective date of the decrease  A pro rata portion of the charge that would apply to
IN YOUR POLICY'S                                     a full surrender at the time of the decrease.
FACE AMOUNT
----------------------------------------------------------------------------------------------------------
TRANSFERS AMONG      Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------------
ADDING THE TERMINAL  At the time of the transaction  $100 (if elected after policy issue)
ILLNESS LIVING
BENEFIT RIDER
----------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION   At the time of the transaction  $250
TO RECEIVE THE
TERMINAL ILLNESS
LIVING BENEFIT
----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES
CHARGES
..   Wire transfer    At the time of the transaction  Current and Maximum Charge: $90 charge/(6)/
..   Express mail     At the time of the transaction  Current and Maximum Charge: $35 charge/(6)/
..   Policy           At the time of the transaction  Current and Maximum Charge: $25 illustration
    charge/(7)/
..   Duplicate        At the time of the transaction  Current and Maximum Charge: $35 policy
    charge/(7)/
..   Policy history   At the time of the transaction  Current and Maximum Charge: $50 charge/(7)(8)/
..   Charge for       At the time of the transaction  Current and Maximum Charge: $25 returned
    payments/(7)/

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


--------------------------------------------------------------------------------------------------
                     PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING
                     EXPENSES
--------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------
COST OF INSURANCE           Monthly                   Charge per $1,000 of the amount for which we
CHARGE/(9)(10)/                                       are at risk:/(11)/

                                                      Highest: $83.34
                                                      Lowest: $0.02
                                                      Representative: $0.10/(12)/
--------------------------------------------------------------------------------------------------


6   RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------
         PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED            AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
MORTALITY AND        Monthly                            0.85% (annual rate) of your value in our variable
EXPENSE RISK CHARGE                                     investment options.
----------------------------------------------------------------------------------------------------------
ADMINISTRATIVE       Monthly                            (1) Policy Year            Amount Deducted
CHARGE/(9)/

                                                          1
                                                                                     $20

                                                          2+
                                                                                     $15

                                                                      -plus-
                                                        (2) Charge per $1,000 of the initial base policy
                                                        face amount and any requested base policy face
                                                        amount increase that exceeds the highest pre-
                                                        vious face amount:

                                                        Highest: $0.35
                                                        Lowest: $0.03
                                                        Representative: $0.04/(4)/
----------------------------------------------------------------------------------------------------------
LOAN INTEREST        On each policy anniversary (or on  1% of loan amount.
SPREAD/(13)/         loan termination, if earlier)
----------------------------------------------------------------------------------------------------------
OPTIONAL RIDER       While the rider is in effect
CHARGES

CHILDREN'S TERM      Monthly                            Charge per $1,000 of rider benefit amount:
INSURANCE                                               $0.50

DISABILITY           Monthly                            Percentage of all other monthly charges:
DEDUCTION WAIVER
                                                        Highest: 132%
                                                        Lowest: 7%
                                                        Representative: 12%/(12)/

OPTION TO PURCHASE   Monthly                            Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE
                                                        Highest: $0.17
                                                        Lowest: $0.04
                                                        Representative: $0.16/(14)/

EXTENDED NO LAPSE    Monthly                            (1) Charge per $1,000 of the initial base policy
GUARANTEE                                               face amount, and per $1,000 of any requested
                                                        base policy face amount increase that exceeds the
                                                        highest previous face amount:

                                                        Highest: $0.05
                                                        Lowest: $0.01
                                                        Representative: $0.02/(4)/

                                                                      -plus-

                                                        (2) Percentage of Separate Account Fund Value
                                                        charge: 0.15% (annual rate) of your value in our
                                                        variable investment options.

LONG TERM CARE       Monthly                            Charge per $1,000 of the amount for which we
SERVICES/SM/                                            are at risk:/(16)/
RIDER/(15)/
                                                        Highest: $1.18
                                                        Lowest: $0.08
                                                        Representative: $0.22/(14)/
----------------------------------------------------------------------------------------------------------

(1)Currently, we deduct 8% of each premium payment up to six "target premiums" and then 3% of each premium payment after an amount equal to six "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. If you elect the extended no lapse guarantee rider, an additional 1% of each premium payment will be deducted while the rider is in effect.

                     RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY 7

(2)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(3)The initial amount of surrender charge depends on each policy's specific characteristics.
(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)The charge for this service must be paid using funds outside of your policy. Please see "Charges and expenses" below for more information.
(8)The charge for this service may be less depending on the policy history you request. Please see "Charges and expenses" below for more information.
(9)Not applicable after the insured person reaches age 121.
(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.
(14)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(15)Not applicable after the insured person reaches age 100.
(16)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011 (expenses that are deducted from  Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other
expenses)/(1)/                                                                       0.62%  1.60%
---------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

8   RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Legacy(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 121st birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and cash value accumulation test to see the possible impact of including future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in

                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 9 effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of the no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus); and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added at issue to the policy that provides a longer guarantee period than described above with a higher premium requirement, provided you elect death benefit Option A. The length of your policy's guarantee period will range from 20 to 40 years, depending on the insured's age when we issue the policy.

The monthly cost of this rider and the required premium vary by the individual characteristics of the insured and the face amount of the policy. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges. For the extended no lapse guarantee rider, your death benefit must always have been Option A. The no lapse guarantee is not impacted by your choice of death benefit option.
--------------------------------------------------------------------------------

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce

10 RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider (described below) or a living benefit on account of terminal illness at any time.

The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services/SM/ Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation Series investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn,

                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 11 invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.) The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated. If you have elected the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                           AGE:*                             40 AND UNDER  45   50   55   60    65
----------------------------------------------------------------------------------------------------
                            %:                                  250%      215% 185% 150% 130%  120%
----------------------------------------------------------------------------------------------------
                           AGE:                               70   75-90   91   92   93  94 AND OVER
----------------------------------------------------------------------------------------------------
                            %:                               115%  105%   104% 103% 102%   101%
----------------------------------------------------------------------------------------------------

*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

12  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
You can request a change in your death benefit option from Option B any time after the first year of the policy and before the policy anniversary nearest to the insured's 121st birthday; however, changes to Option B are not permitted beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services/SM/ Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge, administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 13

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services Rider/SM/" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information .

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) II VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) II is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) II is generally available for issue ages 0-85.

14  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


We are MONY Life Insurance Company of America ("MONY America"), an Arizona stock life insurance corporation organized in 1969. MONY America is an indirect, wholly-owned subsidiary of AXA Financial, Inc., (the "parent") a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY America, and under its other arrangements with MONY America and its parent, AXA exercises significant influence over the operations and capital structure of MONY America and its parent. AXA holds its interest in MONY America through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. MONY America is obligated to pay all amounts that are promised to be paid under the policies. No company other than MONY America, however, has any legal responsibility to pay amounts that MONY America owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                              WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA? 15

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

-----------
 BY MAIL:
-----------

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047

----------------------------
 BY EXPRESS DELIVERY ONLY:
----------------------------

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  10840 Ballantyne Commons Parkway
  Charlotte, North Carolina 28277
  1-704-341-7000 (for express delivery purposes only)

----------------------
 BY TOLL-FREE PHONE:
----------------------

Policy information, basic transactions, forms and statements are available 24 hours a day - 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.

-------------
 BY E-MAIL:
-------------

  life-service@axa-equitable.com

----------
 BY FAX:
----------

  1-704-540-9714

---------------
 BY INTERNET:
---------------

You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service; and

(3)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options;

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address
(1) by toll-free phone and assisted service, (2) over the Inter-net, through axa-equitable.com, or (3) by writing our Administrative Office. You can transfer among investment options using (2) and (3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Inter-net, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L

16  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES


VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.


Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) II and other policies that MONY America Variable Account L supports.

                              WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA? 17

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Strategic Allocation Series Portfolios and the All Asset Allocation Portfolio offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Series Portfolios and the All Asset Allocation Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Series Portfolios and the All Asset Allocation Portfolio than certain other portfolios available to you under your policy. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Strategic Allocation Portfolios and the All Asset Allocation Portfolio use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.

The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.


PORTFOLIOS OF THE TRUSTS


-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                  AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an        AllianceBernstein L.P.
  AGGRESSIVE EQUITY  emphasis on risk-adjusted returns and managing volatility   AXA Equitable Funds Management
                     in the Portfolio.                                              Group, LLC
                                                                                 ClearBridge Advisors, LLC
                                                                                 GCIC US Ltd.
                                                                                 Legg Mason Capital Management, LLC
                                                                                 Marsico Capital Management, LLC
                                                                                 T. Rowe Price Associates, Inc.
                                                                                 Westfield Capital Management
                                                                                    Company, L.P.
-----------------------------------------------------------------------------------------------------------------------


18  ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks a balance of high current income and capital         BlackRock Financial Management, Inc.
  BOND               appreciation, consistent with a prudent level of risk.     Pacific Investment Management
                                                                                   Company LLC
                                                                                SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility     Group, LLC
  EQUITY             in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                EARNEST Partners, LLC
                                                                                J.P. Morgan Investment Management Inc.
                                                                                Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP CORE EQUITY    emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Janus Capital Management, LLC
                                                                                Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Institutional Capital LLC
                                                                                MFS Investment Management
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
                                                                                Franklin Advisers, Inc.
                                                                                Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility     Group, LLC
                     in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                Diamond Hill Capital Management, Inc.
                                                                                Knightsbridge Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks high total return through a combination of current   Pacific Investment Management
  MULTI-SECTOR BOND  income and capital appreciation.                              Company LLC
                                                                                Post Advisory Group, LLC
                                                                                SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility     Group, LLC
                     in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                Lord, Abbett & Co. LLC
                                                                                Morgan Stanley Investment
                                                                                   Management Inc.
                                                                                NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------


                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 19

-------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                  OBJECTIVE                                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL     Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP VALUE            emphasis on risk-adjusted returns and managing volatility     Group, LLC
                       in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                  Franklin Advisory Services, LLC
                                                                                  Horizon Asset Management, LLC
                                                                                  Pacific Global Investment Management
                                                                                     Company
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Seeks long-term growth of capital.                         AXA Equitable Funds Management
  TECHNOLOGY                                                                         Group, LLC
                                                                                  RCM Capital Management, LLC
                                                                                  SSgA Funds Management, Inc.
                                                                                  Wellington Management Company, LLP
-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                  OBJECTIVE                                                  AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Seeks long-term capital appreciation and current income.   AXA Equitable Funds Management
  ALT 20/(1)/                                                                        Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA BALANCED           Seeks long-term capital appreciation and current income    AXA Equitable Funds Management
  STRATEGY                                                                           Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Seeks current income and growth of capital, with a         AXA Equitable Funds Management
  GROWTH STRATEGY      greater emphasis on current income.                           Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Seeks a high level of current income.                      AXA Equitable Funds Management
  STRATEGY                                                                           Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY    Seeks long-term capital appreciation and current income,   AXA Equitable Funds Management
                       with a greater emphasis on capital appreciation.              Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Seeks long-term capital appreciation and current income,   AXA Equitable Funds Management
  STRATEGY             with a greater emphasis on current income.                    Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 400          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                       in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 500          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                       in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 2000         emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                       in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL           Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER              emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
  INTERNATIONAL        in the Portfolio.                                             Group, LLC
                                                                                  BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.              AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and secondarily,     BlackRock Investment Management, LLC
  VALUE EQUITY         income.
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and income to achieve an     Boston Advisors, LLC
  EQUITY INCOME        above-average and consistent total return.
-------------------------------------------------------------------------------------------------------------------------


20  ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital appreciation.            Calvert Investment Management Inc.
  RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of capital.               Capital Guardian Trust Company
  RESEARCH
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that        AXA Equitable Funds Management
                     approximates the total return performance of the Barclays      Group, LLC
                     Intermediate U.S. Government/Credit Index, including        SSgA Funds Management, Inc.
                     reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government/Credit
                     Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
                     approximates the total return performance of the S&P
                     500 Index, including reinvestment of dividends, at a risk
                     level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH     Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility      Group, LLC
                     in the Portfolio.                                           BlackRock Capital Management, Inc.
                                                                                 BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.                      GAMCO Asset Management, Inc.
  AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                     GAMCO Asset Management, Inc.
  COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and current income.         AXA Equitable Funds Management
                                                                                    Group, LLC
                                                                                 BlackRock Investment Management, LLC
                                                                                 First International Advisors, LLC
                                                                                 Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL            Seeks to achieve long-term capital appreciation with an     AXA Equitable Funds Management
  MULTI-SECTOR       emphasis on risk-adjusted returns and managing volatility      Group, LLC
  EQUITY             in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                 Morgan Stanley Investment
                                                                                    Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that        AXA Equitable Funds Management
  GOVERNMENT         approximates the total return performance of the Barclays      Group, LLC
  BOND/(2)/          Intermediate U.S. Government Bond Index, including          SSgA Funds Management, Inc.
                     reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government Bond
                     Index.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  CORE PLUS          emphasis on risk-adjusted returns and managing volatility      Group, LLC
                     in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                 Hirayama Investments, LLC
                                                                                 WHV Investment Management
------------------------------------------------------------------------------------------------------------------------


                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 21

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that        AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% Dow Jones EURO STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                     S&P/ASX 200 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to provide current income and long-term growth of       AXA Equitable Funds Management
  VALUE PLUS         income, accompanied by growth of capital with an                 Group, LLC
                     emphasis on risk-adjusted returns and managing volatility     BlackRock Investment Management, LLC
                     in the Portfolio.                                             Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.              J.P. Morgan Investment
  OPPORTUNITIES                                                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE    Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Institutional Capital LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that          AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     1000 Growth Index, including reinvestment of dividends
                     at a risk level consistent with that of the Russell 1000
                     Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to provide long-term capital growth with an             AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that          SSgA Funds Management, Inc.
  INDEX              approximates the total return performance of the Russell
                     1000 Value Index, including reinvestment of dividends, at
                     a risk level consistent with that of the Russell 1000 Value
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
  PLUS               emphasis on risk-adjusted returns and managing volatility     AXA Equitable Funds Management
                     in the Portfolio.                                                Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT       Seeks to achieve capital appreciation and growth of           Lord, Abbett & Co. LLC
  LARGE CAP CORE     income with reasonable risk.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                        Massachusetts Financial Services
  INTERNATIONAL                                                                       Company d/b/a MFS Investment
  GROWTH                                                                              Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that          SSgA Funds Management, Inc.
                     approximates the total return performance of the S&P
                     Mid Cap 400 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the S&P Mid Cap
                     400 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE     Seeks to achieve long-term capital appreciation with an       AXA Equitable Funds Management
  PLUS               emphasis on risk adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income, preserve      The Dreyfus Corporation
                     its assets and maintain liquidity.
--------------------------------------------------------------------------------------------------------------------------


22  ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.                        Montag & Caldwell, LLC
  CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                              Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of traditional money     Pacific Investment Management
  SHORT BOND         market products while maintaining an emphasis on                 Company, LLC
                     preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with          AllianceBernstein L.P.
                     moderate risk to capital.                                     AXA Equitable Funds Management
                                                                                      Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before the         AllianceBernstein L.P.
  INDEX              deduction of Portfolio expenses) the total return of the
                     Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and           T. Rowe Price Associates, Inc.
  GROWTH STOCK       secondarily, income.
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital appreciation    UBS Global Asset Management
  INCOME             with income as a secondary consideration.                        (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN        Seeks to achieve capital growth and income.                   Invesco Advisers, Inc.
  COMSTOCK
------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.                    Wells Capital Management, Inc.
  OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through       Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                         Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of        Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of        Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of        Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a          American Century Investment
  MID CAP VALUE FUND secondary objective.                                             Management, Inc.
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                         Fidelity Management & Research
  CONTRAFUND(R)                                                                       Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current      Fidelity Management & Research
  GROWTH & INCOME    income and capital appreciation.                                 Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                            Fidelity Management & Research
  CAP PORTFOLIO                                                                       Company (FMR)
------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of    Franklin Advisory Services, LLC
  DIVIDENDS          capital as an important consideration.
  SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                 Franklin Advisory Services, LLC
  VALUE SECURITIES
  FUND
------------------------------------------------------------------------------------------------------------------------


                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 23

--------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                    OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC       The Fund's principal investment goal is to seek a high    Franklin Advisers, Inc.
  INCOME SECURITIES      level of current income. Its secondary goal is capital
  FUND                   appreciation over long term.
--------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES            The Fund's principal investment goal is capital           Franklin Mutual Advisers, LLC
  SECURITIES FUND        appreciation. Its secondary goal is income.
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON                Seeks long-term capital appreciation.                     Templeton Asset Management Ltd.
  DEVELOPING
  MARKETS
  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL         Seeks high current income, consistent with preservation   Franklin Advisers, Inc.
  BOND SECURITIES        of capital. Capital appreciation is a secondary
  FUND                   consideration.
--------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         The Fund's investment goal is long-term capital growth.   Templeton Global Advisors Limited
  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT        Seeks long-term capital appreciation.                     Goldman Sachs Asset Management, L.P.
  MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY     To seek to provide capital growth and appreciation.       Waddell & Reed Investment
                                                                                      Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID        To seek to provide growth of capital.                     Waddell & Reed Investment
  CAP GROWTH                                                                          Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL      To seek to provide growth of capital.                     Waddell & Reed Investment
  CAP GROWTH                                                                          Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -
 SERVICE SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT        Seeks long-term capital appreciation.                     Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -
 SERVICE CLASS                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
MFS(R)                   The fund's investment objective is to seek capital        Massachusetts Financial Services
  INTERNATIONAL          appreciation.                                                Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS         The fund's investment objective is to seek capital        Massachusetts Financial Services
  GROWTH STOCK           appreciation.                                                Company
  SERIES
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS         The fund's investment objective is to seek capital        Massachusetts Financial Services
  TRUST SERIES           appreciation.                                                Company
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                Seeks maximum real return consistent with prudent         Pacific Investment Management
  COMMODITYREALRETURN(R) investment management.                                       Company LLC
  STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL           Seeks maximum real return, consistent with preservation   Pacific Investment Management
  RETURN PORTFOLIO       of real capital and prudent investment management.           Company LLC
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL          Seeks maximum total return, consistent with preservation  Pacific Investment Management
  RETURN PORTFOLIO       of capital and prudent investment management.                Company LLC
--------------------------------------------------------------------------------------------------------------------------


24  ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES,                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 INC. PORTFOLIO NAME  OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks to provide substantial dividend income as well as         T. Rowe Price Associates, Inc.
  EQUITY INCOME       long-term growth of capital through investments in the
  PORTFOLIO - II      common stocks of established companies.
--------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL    Seeks long-term capital appreciation by investing               Van Eck Associates Corporation
  HARD ASSETS FUND    primarily in "hard asset" securities. Income is a secondary consideration.
--------------------------------------------------------------------------------------------------------------------------



(1)This is the Portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The Portfolio's former name was All Asset Allocation.
(2)This is the Portfolio's new name, effective on or about May 21, 2012. The Portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 25

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

26  DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:

..   if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not

                        TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS 27 simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.

28  TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money


--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) II policies in 2009, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium

                                                       ACCESSING YOUR MONEY  29
payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before

30  ACCESSING YOUR MONEY
the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM /Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

                                                       ACCESSING YOUR MONEY  31

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY


An Incentive Life Legacy(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a pre- scribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying, not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis

32  TAX INFORMATION
generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

                                                            TAX INFORMATION  33

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS


Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation ($5.120 million in 2012). During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2012, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate

34  TAX INFORMATION
and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

OUR TAXES


The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS


Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen. For Puerto Rico and other jurisdictions, income is considered U.S. source income.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or


                                                            TAX INFORMATION  35
tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.

36  TAX INFORMATION

9. More information about policy features and benefits

--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation Series investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services/SM/ Rider, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option
A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS 37

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation Series investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation Series investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation Series investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long Term Care Services/SM/ Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

..   charitable legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

38  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The chart below details the issue age and extended no lapse guarantee period for the rider.

-------------------------------------------------
 ISSUE AGE  EXTENDED NO LAPSE GUARANTEE PERIOD
-------------------------------------------------
  0-35      40 years from issue age

  36-45     Period extends until attained age 75

  46-60     30 years from issue age

  61-70     Period extends until attained age 90
-------------------------------------------------

If you elect this rider at issue, the investment options available to you will be restricted to the guaranteed interest option and the AXA Strategic Allocation Series investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured and the face amount of the policy. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

At issue and while the rider is in effect, we currently limit your investment options under the policy to the AXA Strategic Allocation Series investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

..   RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

   -- the date the policy goes on loan extension; or

                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS 39

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES/SM/ RIDER/(1)/. In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid we will waive the monthly charge for the Long Term Care Services/SM/ Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits

-------------
(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.

40 MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long term care specified amount;

5. the date that you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the

                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS 41

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policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an accredited 501(c) organization under IRS Code 170. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R) II. We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.


PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

42  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

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10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We currently deduct 8% from each premium payment up to six "target premiums" and 3% from each premium payment thereafter. A similar charge applies to premiums attributed to requested face amount increases. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

In addition, if the extended no lapse guarantee is in effect, we deduct 1% from each premium payment during the extended no lapse guarantee period. This additional charge is designed, in part, to compensate us for the additional insurance risk we take on in providing this rider and the administrative costs involved with maintaining it.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

                               MORE INFORMATION ABOUT CERTAIN POLICY CHARGES 43

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.. ADDING A LIVING BENEFITS RIDER. you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current (non-guaranteed) cost of insurance rates are zero for policy years in which the insured person is attained age 100 or older. However, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the

44  MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

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policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $15 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.03 and $0.35 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

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.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. EXTENDED NO LAPSE GUARANTEE. If you choose this rider we deduct between $0.01 and $0.05 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month while the rider is in effect. The rate per $1,000 that is charged depends upon the individual characteristics of the insured and the face amount of the policy.

We also deduct a monthly charge at an annual rate of 0.15% of the value in your policy's variable investment options each month while the rider is in effect.

See "Premium charge" under "Deducting policy charges" earlier in this Section for more information.

.. LONG TERM CARE SERVICES/SM/ RIDER. If you choose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

46  MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

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11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's Investment Start Date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

..   request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

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..   If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office: and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

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Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or (4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

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We offer investment options with underlying portfolios that are part of AXA
Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m.

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Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) II from one investment option and put them into another;

..   end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

..   operate MONY America Variable Account L under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policyown-ers (or other persons) that affect MONY America Variable Account L;

..   operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy

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transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation on a contract in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                                        MORE INFORMATION ABOUT OTHER MATTERS 53

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $81 to $4,973,724. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
A.G. Edwards
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Essex National Securities Inc.
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
J.P. Turner & Company, LLC
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities, Inc.
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Plan Member Financial Corporation
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James & Associates Inc
Raymond James Financial Services
RBC Capital Markets Corp.
Robert W Baird & Co.
Royal Alliance Associates Inc.
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Mutual Service Corporation


54  MORE INFORMATION ABOUT OTHER MATTERS

Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC


LEGAL PROCEEDINGS

MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.

                                        MORE INFORMATION ABOUT OTHER MATTERS 55

13. Financial statements of MONY America Variable Account L and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

56  FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND MONY AMERICA

14. Personalized illustrations


--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2011 (or expected to be incurred in 2012, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2011. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. A historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. Appendix I to this prospectus contains an arithmetic hypothetical illustration.


                                                  PERSONALIZED ILLUSTRATIONS 57

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The first two tables illustrate the policy if it is issued with the extended no lapse guarantee rider with death benefit Option A (the only death benefit option available if this rider is elected). The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be (1.12)%, 4.82% and 10.75% for policies with the extended no lapse guarantee rider in effect. For policies without the rider in effect, the corresponding net annual rates of return would be (1.05)%, 4.89% and 10.83%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options if the policy is issued without the extended no lapse guarantee rider. The tables provided for the policy issued with the extended no lapse guarantee rider only illustrate death benefit Option A. The tables headed "Using Current Charges" assume that the current rates for the following charges are deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reductions after the 15th policy year). Because Incentive Life Legacy(R) II was first offered in 2009, this reduction has not yet taken effect under any Incentive Life Legacy(R) II policies. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits (other than the extended no lapse guarantee rider, if applicable) have been elected, (ii) no loans or withdrawals are made,
(iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of .68% for policies with the extended no lapse guarantee rider in effect (.64% for policies without the rider in effect), and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of ..44% for policies with the extended no lapse guarantee rider in effect (.41% for policies without the rider in effect). These rates are the arithmetic average for all Portfolios that are available as investment options for each table. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

I-1 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



----------------------------------------------------------------------------------------------------------------
                               DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
           PREMIUMS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
END OF   ACCUMULATED   ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
POLICY  AT 5% INTEREST -----------------------------------------------------------------------------------------
YEAR       PER YEAR    0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
-       -              -----------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $   400,000 $ 1,409  $  1,508 $     1,607 $     0  $      0 $         0

  2       $    4,649   $400,000 $400,000 $   400,000 $ 2,844  $  3,130 $     3,429 $     0  $      0 $         0

  3       $    7,150   $400,000 $400,000 $   400,000 $ 4,237  $  4,802 $     5,414 $     0  $      0 $         0

  4       $    9,775   $400,000 $400,000 $   400,000 $ 5,594  $  6,530 $     7,583 $     0  $      0 $     1,025

  5       $   12,532   $400,000 $400,000 $   400,000 $ 6,902  $  8,303 $     9,941 $   829  $  2,229 $     3,867

  6       $   15,427   $400,000 $400,000 $   400,000 $ 8,173  $ 10,131 $    12,515 $ 2,602  $  4,561 $     6,945

  7       $   18,466   $400,000 $400,000 $   400,000 $ 9,408  $ 12,022 $    15,330 $ 4,362  $  6,976 $    10,284

  8       $   21,657   $400,000 $400,000 $   400,000 $10,608  $ 13,974 $    18,407 $ 6,107  $  9,473 $    13,906

  9       $   25,008   $400,000 $400,000 $   400,000 $11,881  $ 16,103 $    21,891 $ 7,947  $ 12,169 $    17,957

 10       $   28,527   $400,000 $400,000 $   400,000 $13,111  $ 18,298 $    25,697 $ 9,768  $ 14,954 $    22,354

 15       $   48,940   $400,000 $400,000 $   400,000 $19,309  $ 31,100 $    51,644 $19,309  $ 31,100 $    51,644

 20       $   74,994   $400,000 $400,000 $   400,000 $25,252  $ 47,775 $    96,071 $25,252  $ 47,775 $    96,071

 25       $  108,245   $400,000 $400,000 $   400,000 $29,516  $ 67,411 $   168,617 $29,516  $ 67,411 $   168,617

 30       $  150,683   $400,000 $400,000 $   400,000 $30,347  $ 89,109 $   287,623 $30,347  $ 89,109 $   287,623

 35       $  204,846   $400,000 $400,000 $   562,527 $24,923  $111,083 $   484,937 $24,923  $111,083 $   484,937

 40       $  273,974   $400,000 $400,000 $   865,745 $ 8,642  $130,424 $   809,108 $ 8,642  $130,424 $   809,108

 45       $  362,200         ** $400,000 $ 1,425,598      **  $145,309 $ 1,357,713      **  $145,309 $ 1,357,713

 50       $  474,801         ** $400,000 $ 2,373,695      **  $143,318 $ 2,260,662      **  $143,318 $ 2,260,662

 55       $  618,512         ** $400,000 $ 3,919,257      **  $ 99,421 $ 3,732,625      **  $ 99,421 $ 3,732,625

 60       $  801,928         **       ** $ 6,228,140      **        ** $ 6,166,475      **        ** $ 6,166,475

 65       $1,036,018         **       ** $10,351,720      **        ** $10,249,227      **        ** $10,249,227
----------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-2

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



-------------------------------------------------------------------------------------------------------------
                              DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
           PREMIUMS    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
END OF   ACCUMULATED   ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
POLICY  AT 5% INTEREST --------------------------------------------------------------------------------------
YEAR       PER YEAR    0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
-       -              --------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $  400,000 $ 1,047  $ 1,134  $    1,222 $     0  $     0  $        0

  2       $    4,649   $400,000 $400,000 $  400,000 $ 2,108  $ 2,349  $    2,601 $     0  $     0  $        0

  3       $    7,150   $400,000 $400,000 $  400,000 $ 3,129  $ 3,591  $    4,094 $     0  $     0  $        0

  4       $    9,775   $400,000 $400,000 $  400,000 $ 4,094  $ 4,845  $    5,696 $     0  $     0  $        0

  5       $   12,532   $400,000 $400,000 $  400,000 $ 5,009  $ 6,117  $    7,421 $     0  $    43  $    1,348

  6       $   15,427   $400,000 $400,000 $  400,000 $ 5,870  $ 7,402  $    9,279 $   300  $ 1,831  $    3,709

  7       $   18,466   $400,000 $400,000 $  400,000 $ 6,669  $ 8,689  $   11,270 $ 1,623  $ 3,643  $    6,224

  8       $   21,657   $400,000 $400,000 $  400,000 $ 7,393  $ 9,968  $   13,395 $ 2,892  $ 5,467  $    8,894

  9       $   25,008   $400,000 $400,000 $  400,000 $ 8,038  $11,229  $   15,660 $ 4,104  $ 7,296  $   11,726

 10       $   28,527   $400,000 $400,000 $  400,000 $ 8,593  $12,462  $   18,069 $ 5,250  $ 9,119  $   14,725

 15       $   48,940   $400,000 $400,000 $  400,000 $10,017  $18,085  $   32,745 $10,017  $18,085  $   32,745

 20       $   74,994   $400,000 $400,000 $  400,000 $ 8,917  $22,287  $   53,475 $ 8,917  $22,287  $   53,475

 25       $  108,245   $400,000 $400,000 $  400,000 $ 2,632  $21,641  $   81,112 $ 2,632  $21,641  $   81,112

 30       $  150,683   $400,000 $400,000 $  400,000 $     0  $11,273  $  117,844 $     0  $11,273  $  117,844

 35       $  204,846   $400,000 $400,000 $  400,000 $     0  $     0  $  166,809 $     0  $     0  $  166,809

 40       $  273,974   $400,000 $400,000 $  400,000 $     0  $     0  $  237,154 $     0  $     0  $  237,154

 45       $  362,200         **       ** $  400,000      **       **  $  356,148      **       **  $  356,148

 50       $  474,801         **       ** $  596,146      **       **  $  567,758      **       **  $  567,758

 55       $  618,512         **       ** $  930,610      **       **  $  886,295      **       **  $  886,295

 60       $  801,928         **       ** $1,396,113      **       **  $1,382,290      **       **  $1,382,290

 65       $1,036,018         **       ** $2,207,131      **       **  $2,185,278      **       **  $2,185,278
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

I-3 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



----------------------------------------------------------------------------------------------------------------
                               DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
           PREMIUMS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
END OF   ACCUMULATED   ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
POLICY  AT 5% INTEREST -----------------------------------------------------------------------------------------
YEAR       PER YEAR    0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
-       -              -----------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $   400,000 $ 1,498  $  1,600 $     1,703 $     0  $      0 $         0

  2       $    4,649   $400,000 $400,000 $   400,000 $ 3,023  $  3,322 $     3,634 $     0  $      0 $         0

  3       $    7,150   $400,000 $400,000 $   400,000 $ 4,508  $  5,101 $     5,744 $     0  $      0 $         0

  4       $    9,775   $400,000 $400,000 $   400,000 $ 5,958  $  6,944 $     8,055 $     0  $    386 $     1,497

  5       $   12,532   $400,000 $400,000 $   400,000 $ 7,361  $  8,841 $    10,574 $ 1,287  $  2,767 $     4,501

  6       $   15,427   $400,000 $400,000 $   400,000 $ 8,726  $ 10,802 $    13,332 $ 3,156  $  5,232 $     7,761

  7       $   18,466   $400,000 $400,000 $   400,000 $10,058  $ 12,835 $    16,354 $ 5,012  $  7,789 $    11,308

  8       $   21,657   $400,000 $400,000 $   400,000 $11,356  $ 14,939 $    19,667 $ 6,855  $ 10,438 $    15,166

  9       $   25,008   $400,000 $400,000 $   400,000 $12,726  $ 17,231 $    23,417 $ 8,792  $ 13,298 $    19,483

 10       $   28,527   $400,000 $400,000 $   400,000 $14,056  $ 19,601 $    27,525 $10,712  $ 16,257 $    24,181

 15       $   48,940   $400,000 $400,000 $   400,000 $20,764  $ 33,475 $    55,679 $20,764  $ 33,475 $    55,679

 20       $   74,994   $400,000 $400,000 $   400,000 $27,312  $ 51,786 $   104,461 $27,312  $ 51,786 $   104,461

 25       $  108,245   $400,000 $400,000 $   400,000 $32,216  $ 73,751 $   185,196 $32,216  $ 73,751 $   185,196

 30       $  150,683   $400,000 $400,000 $   400,000 $33,716  $ 98,767 $   319,619 $33,716  $ 98,767 $   319,619

 35       $  204,846   $400,000 $400,000 $   631,475 $28,978  $125,529 $   544,375 $28,978  $125,529 $   544,375

 40       $  273,974   $400,000 $400,000 $   981,616 $13,384  $152,018 $   917,398 $13,384  $152,018 $   917,398

 45       $  362,200         ** $400,000 $ 1,616,001      **  $175,983 $ 1,539,049      **  $175,983 $ 1,539,049

 50       $  474,801         ** $400,000 $ 2,691,306      **  $190,297 $ 2,563,149      **  $190,297 $ 2,563,149

 55       $  618,512         ** $400,000 $ 4,445,838      **  $180,502 $ 4,234,131      **  $180,502 $ 4,234,131

 60       $  801,928         ** $400,000 $ 7,069,527      **  $111,221 $ 6,999,531      **  $111,221 $ 6,999,531

 65       $1,036,018         **       ** $11,758,985      **        ** $11,642,559      **        ** $11,642,559
----------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-4

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



-------------------------------------------------------------------------------------------------------------
                              DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
           PREMIUMS    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
END OF   ACCUMULATED   ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
POLICY  AT 5% INTEREST --------------------------------------------------------------------------------------
YEAR       PER YEAR    0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
-       -              --------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $  400,000 $ 1,135  $ 1,226  $    1,317 $     0  $     0  $        0

  2       $    4,649   $400,000 $400,000 $  400,000 $ 2,286  $ 2,539  $    2,805 $     0  $     0  $        0

  3       $    7,150   $400,000 $400,000 $  400,000 $ 3,396  $ 3,887  $    4,420 $     0  $     0  $        0

  4       $    9,775   $400,000 $400,000 $  400,000 $ 4,452  $ 5,253  $    6,160 $     0  $     0  $        0

  5       $   12,532   $400,000 $400,000 $  400,000 $ 5,458  $ 6,644  $    8,042 $     0  $   571  $    1,968

  6       $   15,427   $400,000 $400,000 $  400,000 $ 6,411  $ 8,057  $   10,076 $   841  $ 2,487  $    4,505

  7       $   18,466   $400,000 $400,000 $  400,000 $ 7,301  $ 9,480  $   12,265 $ 2,255  $ 4,434  $    7,218

  8       $   21,657   $400,000 $400,000 $  400,000 $ 8,118  $10,903  $   14,613 $ 3,617  $ 6,402  $   10,112

  9       $   25,008   $400,000 $400,000 $  400,000 $ 8,854  $12,319  $   17,129 $ 4,920  $ 8,385  $   13,196

 10       $   28,527   $400,000 $400,000 $  400,000 $ 9,501  $13,714  $   19,820 $ 6,158  $10,371  $   16,477

 15       $   48,940   $400,000 $400,000 $  400,000 $11,378  $20,308  $   36,518 $11,378  $20,308  $   36,518

 20       $   74,994   $400,000 $400,000 $  400,000 $10,707  $25,790  $   60,822 $10,707  $25,790  $   60,822

 25       $  108,245   $400,000 $400,000 $  400,000 $ 4,810  $26,825  $   94,828 $ 4,810  $26,825  $   94,828

 30       $  150,683         ** $400,000 $  400,000      **  $18,675  $  143,123      **  $18,675  $  143,123

 35       $  204,846         **       ** $  400,000      **       **  $  213,997      **       **  $  213,997

 40       $  273,974         **       ** $  400,000      **       **  $  328,780      **       **  $  328,780

 45       $  362,200         **       ** $  554,965      **       **  $  528,539      **       **  $  528,539

 50       $  474,801         **       ** $  881,527      **       **  $  839,549      **       **  $  839,549

 55       $  618,512         **       ** $1,371,856      **       **  $1,306,530      **       **  $1,306,530

 60       $  801,928         **       ** $2,054,670      **       **  $2,034,327      **       **  $2,034,327

 65       $1,036,018         **       ** $3,245,910      **       **  $3,213,772      **       **  $3,213,772
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

I-5 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



-------------------------------------------------------------------------------------------------------------
                              DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
           PREMIUMS    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
END OF   ACCUMULATED   ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
POLICY  AT 5% INTEREST --------------------------------------------------------------------------------------
YEAR       PER YEAR    0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
-       -              --------------------------------------------------------------------------------------
  1       $    2,268   $401,498 $401,600 $  401,703 $ 1,498  $  1,600 $    1,703 $     0  $      0 $        0

  2       $    4,649   $403,022 $403,321 $  403,633 $ 3,022  $  3,321 $    3,633 $     0  $      0 $        0

  3       $    7,150   $404,506 $405,099 $  405,742 $ 4,506  $  5,099 $    5,742 $     0  $      0 $        0

  4       $    9,775   $405,954 $406,940 $  408,050 $ 5,954  $  6,940 $    8,050 $     0  $    382 $    1,493

  5       $   12,532   $407,356 $408,834 $  410,566 $ 7,356  $  8,834 $   10,566 $ 1,282  $  2,761 $    4,493

  6       $   15,427   $408,718 $410,792 $  413,319 $ 8,718  $ 10,792 $   13,319 $ 3,148  $  5,222 $    7,749

  7       $   18,466   $410,047 $412,820 $  416,335 $10,047  $ 12,820 $   16,335 $ 5,001  $  7,774 $   11,289

  8       $   21,657   $411,340 $414,918 $  419,638 $11,340  $ 14,918 $   19,638 $ 6,839  $ 10,417 $   15,137

  9       $   25,008   $412,706 $417,203 $  423,376 $12,706  $ 17,203 $   23,376 $ 8,772  $ 13,269 $   19,443

 10       $   28,527   $414,030 $419,563 $  427,468 $14,030  $ 19,563 $   27,468 $10,687  $ 16,220 $   24,125

 15       $   48,940   $420,689 $433,341 $  455,438 $20,689  $ 33,341 $   55,438 $20,689  $ 33,341 $   55,438

 20       $   74,994   $427,128 $451,393 $  503,598 $27,128  $ 51,393 $  103,598 $27,128  $ 51,393 $  103,598

 25       $  108,245   $431,790 $472,663 $  582,251 $31,790  $ 72,663 $  182,251 $31,790  $ 72,663 $  182,251

 30       $  150,683   $432,733 $495,702 $  709,260 $32,733  $ 95,702 $  309,260 $32,733  $ 95,702 $  309,260

 35       $  204,846   $426,947 $517,280 $  912,841 $26,947  $117,280 $  512,841 $26,947  $117,280 $  512,841

 40       $  273,974   $410,047 $531,560 $1,238,215 $10,047  $131,560 $  838,215 $10,047  $131,560 $  838,215

 45       $  362,200         ** $530,091 $1,759,803      **  $130,091 $1,359,803      **  $130,091 $1,359,803

 50       $  474,801         ** $493,736 $2,592,428      **  $ 93,736 $2,192,428      **  $ 93,736 $2,192,428

 55       $  618,512         **       ** $3,922,000      **        ** $3,522,000      **        ** $3,522,000

 60       $  801,928         **       ** $6,060,871      **        ** $5,660,871      **        ** $5,660,871

 65       $1,036,018         **       ** $9,544,758      **        ** $9,144,758      **        ** $9,144,758
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-6

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



-------------------------------------------------------------------------------------------------------------
                              DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
           PREMIUMS    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
END OF   ACCUMULATED   ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
POLICY  AT 5% INTEREST --------------------------------------------------------------------------------------
YEAR       PER YEAR    0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
-       -              --------------------------------------------------------------------------------------
  1       $    2,268   $401,133  $401,224 $401,315  $ 1,133   $ 1,224  $  1,315  $     0   $     0  $      0

  2       $    4,649   $402,281  $402,534 $402,799  $ 2,281   $ 2,534  $  2,799  $     0   $     0  $      0

  3       $    7,150   $403,387  $403,876 $404,408  $ 3,387   $ 3,876  $  4,408  $     0   $     0  $      0

  4       $    9,775   $404,437  $405,235 $406,138  $ 4,437   $ 5,235  $  6,138  $     0   $     0  $      0

  5       $   12,532   $405,435  $406,615 $408,006  $ 5,435   $ 6,615  $  8,006  $     0   $   542  $  1,932

  6       $   15,427   $406,378  $408,014 $410,021  $ 6,378   $ 8,014  $ 10,021  $   808   $ 2,444  $  4,451

  7       $   18,466   $407,257  $409,420 $412,184  $ 7,257   $ 9,420  $ 12,184  $ 2,211   $ 4,374  $  7,138

  8       $   21,657   $408,059  $410,821 $414,499  $ 8,059   $10,821  $ 14,499  $ 3,558   $ 6,320  $  9,998

  9       $   25,008   $408,779  $412,209 $416,970  $ 8,779   $12,209  $ 16,970  $ 4,845   $ 8,275  $ 13,036

 10       $   28,527   $409,406  $413,570 $419,602  $ 9,406   $13,570  $ 19,602  $ 6,063   $10,227  $ 16,259

 15       $   48,940   $411,139  $419,860 $435,676  $11,139   $19,860  $ 35,676  $11,139   $19,860  $ 35,676

 20       $   74,994   $410,252  $424,705 $458,238  $10,252   $24,705  $ 58,238  $10,252   $24,705  $ 58,238

 25       $  108,245   $404,101  $424,463 $487,354  $ 4,101   $24,463  $ 87,354  $ 4,101   $24,463  $ 87,354

 30       $  150,683         **  $414,259 $522,704       **   $14,259  $122,704       **   $14,259  $122,704

 35       $  204,846         **        ** $560,360       **        **  $160,360       **        **  $160,360

 40       $  273,974         **        ** $592,062       **        **  $192,062       **        **  $192,062

 45       $  362,200         **        ** $591,118       **        **  $191,118       **        **  $191,118

 50       $  474,801         **        ** $495,381       **        **  $ 95,381       **        **  $ 95,381

 55       $  618,512         **        **       **       **        **        **       **        **        **

 60       $  801,928         **        **       **       **        **        **       **        **        **

 65       $1,036,018         **        **       **       **        **        **       **        **        **
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

I-7 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                        120%      120%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                      185.7%    185.7%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

                       APPENDIX II: CALCULATING THE ALTERNATE DEATH BENEFIT II-1

Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2012, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                             PAGE

Who is MONY Life Insurance Company of America?                2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to MONY America             2

Custodian and independent registered public accounting firm   2

Financial Statements                                          3

                                                                      811-04234

AXA Equitable Life Insurance Company
MONY Life Insurance Company of America


SUPPLEMENT DATED MAY 18, 2012 TO THE CURRENT PROSPECTUS FOR


INCENTIVE LIFE LEGACY(R) II

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.


The purpose of this Supplement is to describe the new version of the Long-Term Care Services/SM/ Rider that is available on or about May 21, 2012, subject to approval in your state. If available, the Long-Term Care Services/SM/ Rider described in this Supplement replaces the prior version of the rider that is described in your current Prospectus under "More information about policy features and benefits." This Supplement makes references to the corresponding sections of your current prospectus. Please note the following changes described below.


In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long-Term Care Services/SM/ Rider. The monthly charge for this rider varies based on the individual characteristics of the insured, the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year.


This Supplement is organized so that we can first describe the new version of the Long-Term Care Services/SM/ Rider. The information in the Item 1 of this Supplement replaces, in its entirety, the description of the previous version of the rider in your current Prospectus. Following the description of the new version of the rider, we then refer you to other sections of the Prospectus and describe whether the information in those sections, as it relates to the Long-Term Care Services/SM/ Rider, has changed.

1. LONG-TERM CARE SERVICES/SM/ RIDER

   The information for the Long-Term Care Services/SM/ Rider below replaces, in its entirety, the information in your Prospectus under "More information about policy features and benefits".


   The rider provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against policy values unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

   An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

   Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by the U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

   The monthly charge for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" above for more information on the charges we deduct for this rider.

   If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

   We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage.

(1)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form

                                                                        #284507

   For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount as of the first day of a period of coverage. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%.

   For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value, as of the first day of a period of coverage. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

   This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the acceleration percentage. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.


   The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, multiplied by the benefit percentage selected.

   . If you selected death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount on the first day of the period of coverage.

   . If you selected death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value, on the first day of a period of coverage.

   This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

   Each month, the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

   1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or


   2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.


   We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

   When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount, plus the unloaned policy account value, when the insured person is no longer receiving monthly benefits. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.


   . ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

   . PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

   1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

   2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

   3. the date when you request that we terminate benefit payments under this rider;

   4. the date the accumulated benefit lien amount equals the current maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

   5. the date that you surrender the policy (except to the extent any Nonforfeiture Benefit you may have under the rider);

   6. the date we make a payment under the living benefits rider (for terminal illness); or

   7. the date of death of the insured person.

   During a period of coverage:

   1. Partial withdrawals, face amount decreases and premium payments are not permitted.

   2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the benefit we pay.

   3. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

   4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

   5. Transfers of any unloaned policy account value allocated to the guaranteed interest option to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

   After a period of coverage ends:

   1. The base policy face amount of the policy and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount, plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

   2. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the policy face amount.

   3. Any applicable surrender charges will be reduced on a pro rata basis for the portion of the policy face amount that we have accelerated.

   4. The maximum monthly benefit will not be reduced.

   5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

   6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

   7. The accumulated benefit lien amount is reset to zero.

   The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

   After the period of coverage has ended, we will provide you with notice of the adjusted values.

   If the entire maximum total benefit has been paid out, the period of coverage will end, this rider will terminate and the policy may terminate.

   . RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

   1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

   2. upon termination or surrender of the policy;

   3. the date of the insured person's death;

   4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

   5. the effective date of the election of the paid up death benefit guarantee;

   6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

   7. the date the policy goes on loan extension; or

   8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

   If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

   . EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

   NONFORFEITURE BENEFIT

   For a higher monthly charge, you can elect the Long-Term Care Services/SM/ Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit continues coverage under the rider in a reduced benefit amount in situations where
   (a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits that equal or exceeded the total charges paid for the rider with the Nonforfeiture Benefit; and (c) your policy and Long-Term Care Services/SM/ Rider were inforce for at least three policy years.

   While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

   (a)One month's maximum monthly benefit under the Long-Term Care Services/SM/ Rider on the date the Nonforfeiture Benefit period begins; and

   (b)The sum of all charges paid for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived.

   The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any payments made under the "Extension of Benefits" provision. Also, the maximum total Nonforfeiture benefit will not exceed the maximum total benefit under the rider.

   Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

   (1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

   (2)You surrender your policy;

   (3)Your policy terminates without value at the end of a grace period; or

   (4)You elect a Paid Up death benefit guarantee.

   If benefits are being continued under the "Extension of Benefits" provision of the rider, the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

   Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and (b) the date the maximum total Nonforfeiture benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture benefit amount.

   For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY


   The fee information for the Long-Term Care Services/SM/ Rider below replaces, in its entirety, the fee information in your Prospectus.


--------------------------------------------------------------------------------------
                                PERIODIC
                                 CHARGES
                               OTHER THAN
                               UNDERLYING
                                  TRUST
                                PORTFOLIO
                                OPERATING
                                EXPENSES
--------------------------------------------------------------------------------------
                                                                 AMOUNT
 CHARGE                                 WHEN CHARGE IS DEDUCTED  DEDUCTED
--------------------------------------------------------------------------------------

LONG-TERM CARE SERVICES/SM/ RIDER/(2)/         Monthly           Charge
                                                                 per
                                                                 $1,000 of
                                                                 the
                                                                 amount
                                                                 for which
                                                                 we are at
                                                                 risk:/(3)/
                                                                 With the
                                                                 optional
                                                                 Nonforfeiture
                                                                 Benefit:

                                                                    Highest:
                                                                    $2.94

                                                                    Lowest:
                                                                    $0.25

                                                                    Representative:
                                                                    $0.53/(1)/

                                                                 Without
                                                                 the
                                                                 optional
                                                                 Nonforfeiture
                                                                 Benefit:

                                                                    Highest:
                                                                    $2.67

                                                                    Lowest:
                                                                    $0.22

                                                                    Representative:
                                                                    $0.49/(1)/
--------------------------------------------------------------------------------------

   (1)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
   (2)Not applicable after the insured person reaches age 121.
   (3)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" earlier in this Supplement.

3. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

   THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

   YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


   The information below regarding the paid up death benefit guarantee and the Long-Term Care Services/SM/ Rider replaces, in its entirety, the information in this section of your Prospectus.

   If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate. If we make payment under the Long-Term Care Services/SM/ Rider, the paid up death benefit guarantee will terminate.


   Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider.

   OTHER ADJUSTMENTS TO DEATH BENEFIT


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. Under the Long-Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long-Term Care Services/SM/ Rider" earlier in this Supplement.

   CHANGE OF DEATH BENEFIT OPTION


   The information below regarding changing the policy's death benefit replaces, in its entirety, the information in this section of your Prospectus.


   You may not change the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. Changes from Option B to Option A are permitted.

   YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   We can refuse or limit any requested increase or decrease. We will not approve any increase while the Long-Term Care Services/SM/ Rider is in effect. Also, we will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

   ACCESSING YOUR MONEY


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   The cash surrender value available for loans is reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. We will charge interest on the amount of the loan. See "Borrowing from your policy" in your prospectus for more information.

   Partial withdrawals are not permitted if you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

4. ACCESSING YOUR MONEY

   BORROWING FROM YOUR POLICY


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   The amount you can borrow will be reduced for any monthly payments you have received under the Long-Term Care Services/SM/ Rider.

   PAYING OFF YOUR LOAN. Any payment received while you are receiving monthly payments under the Long-Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

   If you are to receive monthly benefit payments under the Long-Term Care Services/SM/ Rider, a percentage of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

   LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.

   Loan Extension is a feature that can protect against lapse of your policy due to an outstanding policy loan in certain circumstances. However, Loan Extension is not available if you have received a payment under the Long-Term Care Services/SM/ Rider.


   When a policy goes on loan extension all additional benefit riders and endorsements will terminate, including the Long-Term Care Services/SM/ Rider.

   MAKING WITHDRAWALS FROM YOUR POLICY


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided you are not receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider. If you elected the Long-Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount.

   SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any outstanding lien amount on account of monthly benefit payments made under the Long-Term Care Services/SM/ Rider.

   YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   If you receive a living benefit on account of terminal illness, the Long-Term Care Services/SM/ Rider for chronic illness benefits, if inforce, will terminate and no further benefits will be payable under the Long-Term Care Services/SM/ Rider. Long-Term Care Services/SM/ Rider charges will also stop.

5. TAX INFORMATION


   The tax information for the Long-Term Care Services/SM/ Rider below replaces, in its entirety, the tax information in this section of your Prospectus.


   TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG-TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

   LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living bene-fits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion. The owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.


   LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable and may reduce your investment in the policy. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the HIPAA per day limit or actual costs incurred by the taxpayer on behalf of the insured person.


   The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable.

   Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

   It is not clear whether the exception for accelerated death benefits on account of terminal illness for owners whose insurable interests arise from business-type policies applies to benefits under a qualified long-term care insurance policy. If the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

   MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

   GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEE


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

   PAID UP DEATH BENEFIT GUARANTEE


   The information below regarding the paid up death benefit guarantee and the Long-Term Care Services/SM/ Rider replaces, in its entirety, the information in this section of your Prospectus.

   If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate. If we make payment under the Long-Term Care Services/SM/ Rider, the paid up death benefit guarantee will terminate.

   Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider.


6. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES


   The information below regarding the charge for the Long-Term Care Services/SM/ Rider replaces, in its entirety, the information in this section of your Prospectus.


   . LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The net amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the net amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the net amount at risk for the rider is the current long-term care specified amount.

   If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

7. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

   YOU CAN CHANGE YOUR POLICY'S INSURED PERSON


   The reference to the Long-Term Care Services/SM/ Rider in this section of your Prospectus remains unchanged. For your convenience, the information regarding the rider is restated below.


   After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

   Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long-Term Care Services/SM/ Rider will terminate.




  Copyright 2012 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
                 All rights reserved. Incentive Life Legacy is
       a registered trademarks of AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

                                                                        #284507

Incentive Life Legacy(R)
Incentive Life Legacy(R) II

Flexible premium variable life insurance policies issued by MONY
Life Insurance Company of America ("MONY America") with
variable investment options offered under MONY America Variable   STATEMENT OF ADDITIONAL INFORMATION DATED
Account L.                                                        MAY 1, 2012

------------------------------------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Legacy(R) or Incentive Life Legacy(R) II prospectus, dated May 1, 2012. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account L ("Variable Account L"). We established Variable Account L under Arizona Law in 1985. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, or by contacting your financial professional.

        TABLE OF CONTENTS
        Who is MONY Life Insurance Company of America?               2
        Ways we pay policy proceeds                                  2
        Distribution of the policies                                 2
        Underwriting a policy                                        2
        Insurance regulation that applies to MONY America            2
        Custodian and independent registered public accounting firm  2
        Financial statements                                         3

  Copyright 2012. MONY Life Insurance Company of America, New York, New York
                                    10104.
 All rights reserved. Incentive Life Legacy(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.

                                                                         e13499

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of June 6, 2005, as amended, between AXA Advisors and MONY America. For the years ended 2010, 2009 and 2008, AXA Advisors was paid an administrative services fee of $325,380. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account L, $41,564,832 in 2011, $34,438,800 in 2010, and $22,334,164 in 2009.
Of this, AXA Advisors retained $26,404,678, $23,984,795, and $10,835,670 respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors as the distributor of certain contracts, including these policies, and as the principal underwriter of several MONY America's separate accounts, including Variable Account L, $3,513,956, $34,144,597 in 2010, and $21,948,314 in 2009.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Variable Account L. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.

The financial statements of MONY America Variable Account L for the year ended December 31, 2011, and for each of the two years in the period ended December 31, 2011, and the financial statements of MONY America at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the sub-accounts of MONY America Variable Account L (referred to elsewhere in this registration statement as Portfolios) and MONY America. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules, and as disclosed in MONY America's Form 10-K.

The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account L.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
Report of Independent Registered Public Accounting Firm...............  FSA-2
   Statements of Assets and Liabilities as of December 31, 2011.......  FSA-3
   Statements of Operations for the Year Ended December 31, 2011...... FSA-28
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and December 31, 2010.......................... FSA-48
   Notes to Financial Statements...................................... FSA-85

With respect to MONY Life Insurance Company of America:
Report of Independent Registered Public Accounting Firm...............    F-1
Financial Statements:
   Balance Sheets, December 31, 2011 and December 31, 2010............    F-2
   Statements of Earnings (Loss), Years Ended December 31, 2011, 2010
     and 2009.........................................................    F-3
   Statements of Comprehensive Income (Loss), Years Ended December
     31, 2011, 2010 and 2009..........................................    F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2011,
     2010 and 2009....................................................    F-5
   Statements of Cash Flows, Years Ended December 31, 2011, 2010 and
     2009.............................................................    F-6
   Notes to Financial Statements......................................    F-7

                                  FSA-1  e13367

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America
and the Contractowners of MONY America Variable Account L

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account L listed in Note 1 at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                    AMERICAN
                                                      ALL ASSET  CENTURY VP MID AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                     ALLOCATION* CAP VALUE FUND  ALLOCATION*    STRATEGY*     ALLOCATION*
                                                     ----------- -------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.. $61,549,573    $136,504     $17,441,217    $5,673,680     $2,884,908
Receivable for The Trusts shares sold...............       7,943          --              --            --             --
Receivable for policy-related transactions..........          --       2,769           2,033        23,343         26,991
                                                     -----------    --------     -----------    ----------     ----------
   Total assets.....................................  61,557,516     139,273      17,443,250     5,697,023      2,911,899
                                                     -----------    --------     -----------    ----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased.............          --       2,769           2,033        23,343         26,991
Payable for policy-related transactions.............       7,943          --              --            --             --
                                                     -----------    --------     -----------    ----------     ----------
   Total liabilities................................       7,943       2,769           2,033        23,343         26,991
                                                     -----------    --------     -----------    ----------     ----------
NET ASSETS.......................................... $61,549,573    $136,504     $17,441,217    $5,673,680     $2,884,908
                                                     ===========    ========     ===========    ==========     ==========

NET ASSETS:
Accumulation Units.................................. $61,508,916    $136,504     $17,440,593    $5,673,680     $2,879,216
Retained by MONY America in Separate Account MLOA L.      40,657          --             624            --          5,692
                                                     -----------    --------     -----------    ----------     ----------
TOTAL NET ASSETS.................................... $61,549,573    $136,504     $17,441,217    $5,673,680     $2,884,908
                                                     ===========    ========     ===========    ==========     ==========

Investments in shares of The Trusts, at cost........ $63,964,584    $140,235     $19,696,506    $5,832,949     $2,972,777
The Trusts shares held
   Class A..........................................          --          --              84            --            100
   Class B..........................................   3,589,440          --       1,959,394       486,655        307,057
   Class II.........................................          --      10,111              --            --             --

                                                     AXA CONSERVATIVE
                                                     GROWTH STRATEGY*
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $1,671,591
Receivable for The Trusts shares sold...............            --
Receivable for policy-related transactions..........           289
                                                        ----------
   Total assets.....................................     1,671,880
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............           289
Payable for policy-related transactions.............            --
                                                        ----------
   Total liabilities................................           289
                                                        ----------
NET ASSETS..........................................    $1,671,591
                                                        ==========

NET ASSETS:
Accumulation Units..................................    $1,671,591
Retained by MONY America in Separate Account MLOA L.            --
                                                        ----------
TOTAL NET ASSETS....................................    $1,671,591
                                                        ==========

Investments in shares of The Trusts, at cost........    $1,739,740
The Trusts shares held
   Class A..........................................            --
   Class B..........................................       145,370
   Class II.........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                     AXA CONSERVATIVE-PLUS AXA CONSERVATIVE AXA GROWTH AXA MODERATE
                                                          ALLOCATION*         STRATEGY*     STRATEGY*  ALLOCATION*
                                                     --------------------- ---------------- ---------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value..      $5,710,766           $860,555     $5,765,976 $29,635,760
Receivable for The Trusts shares sold...............             984                 --             --      18,824
Receivable for policy-related transactions..........              --                 --          8,771          --
                                                          ----------           --------     ---------- -----------
   Total assets.....................................       5,711,750            860,555      5,774,747  29,654,584
                                                          ----------           --------     ---------- -----------

LIABILITIES:
Payable for The Trusts shares purchased.............              --                 --          8,771          --
Payable for policy-related transactions.............             984                 --             --      18,824
                                                          ----------           --------     ---------- -----------
   Total liabilities................................             984                 --          8,771      18,824
                                                          ----------           --------     ---------- -----------
NET ASSETS..........................................      $5,710,766           $860,555     $5,765,976 $29,635,760
                                                          ==========           ========     ========== ===========

NET ASSETS:
Accumulation Units..................................      $5,710,729           $860,550     $5,765,976 $29,630,233
Retained by MONY America in Separate Account MLOA L.              37                  5             --       5,527
                                                          ----------           --------     ---------- -----------
TOTAL NET ASSETS....................................      $5,710,766           $860,555     $5,765,976 $29,635,760
                                                          ==========           ========     ========== ===========

Investments in shares of The Trusts, at cost........      $5,919,689           $883,278     $6,064,146 $31,615,335
The Trusts shares held
   Class A..........................................             160                 --             --         315
   Class B..........................................         622,129             78,285        474,546   2,365,996

                                                       AXA MODERATE   AXA MODERATE-PLUS
                                                     GROWTH STRATEGY*    ALLOCATION*
                                                     ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $15,787,352       $58,953,780
Receivable for The Trusts shares sold...............            --                --
Receivable for policy-related transactions..........        72,729             8,870
                                                       -----------       -----------
   Total assets.....................................    15,860,081        58,962,650
                                                       -----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased.............        72,729             8,870
Payable for policy-related transactions.............            --                --
                                                       -----------       -----------
   Total liabilities................................        72,729             8,870
                                                       -----------       -----------
NET ASSETS..........................................   $15,787,352       $58,953,780
                                                       ===========       ===========

NET ASSETS:
Accumulation Units..................................   $15,787,352       $58,952,572
Retained by MONY America in Separate Account MLOA L.            --             1,208
                                                       -----------       -----------
TOTAL NET ASSETS....................................   $15,787,352       $58,953,780
                                                       ===========       ===========

Investments in shares of The Trusts, at cost........   $16,258,590       $66,303,476
The Trusts shares held
   Class A..........................................            --             5,773
   Class B..........................................     1,299,030         6,244,445

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              AXA TACTICAL
                                                     AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER      DREYFUS STOCK
                                                     MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL* INDEX FUND, INC.
                                                     ------------ ------------ ------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $64,094      $49,869       $49,719       $80,834       $21,160,932
Receivable for The Trusts shares sold...............        --           --            --            --                --
Receivable for policy-related transactions..........        --          586            --            --             1,389
                                                       -------      -------       -------       -------       -----------
   Total assets.....................................    64,094       50,455        49,719        80,834        21,162,321
                                                       -------      -------       -------       -------       -----------

LIABILITIES:
Payable for The Trusts shares purchased.............        --          586            --            --             1,389
Payable for policy-related transactions.............        --           --            --            --                --
                                                       -------      -------       -------       -------       -----------
   Total liabilities................................        --          586            --            --             1,389
                                                       -------      -------       -------       -------       -----------
NET ASSETS..........................................   $64,094      $49,869       $49,719       $80,834       $21,160,932
                                                       =======      =======       =======       =======       ===========

NET ASSETS:
Accumulation Units..................................   $64,094      $49,869       $49,719       $80,834       $21,142,266
Retained by MONY America in Separate Account MLOA L.        --           --            --            --            18,666
                                                       -------      -------       -------       -------       -----------
TOTAL NET ASSETS....................................   $64,094      $49,869       $49,719       $80,834       $21,160,932
                                                       =======      =======       =======       =======       ===========

Investments in shares of The Trusts, at cost........   $71,345      $52,902       $55,087       $95,094       $20,031,418
The Trusts shares held
   Class A..........................................        --           --            --            --                --
   Class B..........................................     4,672        3,859         3,743         7,755                --
   Initial Shares...................................        --           --            --            --           717,806

                                                                          EQ/BLACKROCK
                                                     EQ/ALLIANCEBERNSTEIN BASIC VALUE
                                                      SMALL CAP GROWTH*     EQUITY*
                                                     -------------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value..      $2,057,650       $3,748,427
Receivable for The Trusts shares sold...............              --               --
Receivable for policy-related transactions..........             521            6,789
                                                          ----------       ----------
   Total assets.....................................       2,058,171        3,755,216
                                                          ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased.............             519            6,789
Payable for policy-related transactions.............              --               --
                                                          ----------       ----------
   Total liabilities................................             519            6,789
                                                          ----------       ----------
NET ASSETS..........................................      $2,057,652       $3,748,427
                                                          ==========       ==========

NET ASSETS:
Accumulation Units..................................      $2,057,651       $3,748,313
Retained by MONY America in Separate Account MLOA L.               1              114
                                                          ----------       ----------
TOTAL NET ASSETS....................................      $2,057,652       $3,748,427
                                                          ==========       ==========

Investments in shares of The Trusts, at cost........      $1,731,263       $3,529,484
The Trusts shares held
   Class A..........................................          33,441               --
   Class B..........................................         102,049          286,492
   Initial Shares...................................              --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         EQ/CALVERT  EQ/CAPITAL
                                                     EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN   EQ/COMMON   EQ/CORE BOND
                                                       EQUITY INCOME*   RESPONSIBLE* RESEARCH*  STOCK INDEX*    INDEX*
                                                     ------------------ ------------ ---------- ------------ ------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $15,629,577      $1,340,530  $3,839,227  $4,388,429  $35,516,114
Receivable for The Trusts shares sold...............          1,110              --         397         889        4,980
Receivable for policy-related transactions..........             --              39          --          --           --
                                                        -----------      ----------  ----------  ----------  -----------
   Total assets.....................................     15,630,687       1,340,569   3,839,624   4,389,318   35,521,094
                                                        -----------      ----------  ----------  ----------  -----------

LIABILITIES:
Payable for The Trusts shares purchased.............             --              39          --          --           --
Payable for policy-related transactions.............          1,110              --         899         889        4,980
                                                        -----------      ----------  ----------  ----------  -----------
   Total liabilities................................          1,110              39         899         889        4,980
                                                        -----------      ----------  ----------  ----------  -----------
NET ASSETS..........................................    $15,629,577      $1,340,530  $3,838,725  $4,388,429  $35,516,114
                                                        ===========      ==========  ==========  ==========  ===========

NET ASSETS:
Accumulation Units..................................    $15,525,996      $1,340,529  $3,670,147  $4,388,428  $35,425,837
Retained by MONY America in Separate Account MLOA L.        103,581               1     168,578           1       90,277
                                                        -----------      ----------  ----------  ----------  -----------
TOTAL NET ASSETS....................................    $15,629,577      $1,340,530  $3,838,725  $4,388,429  $35,516,114
                                                        ===========      ==========  ==========  ==========  ===========

Investments in shares of The Trusts, at cost........    $17,174,404      $1,257,015  $3,245,482  $4,001,797  $34,764,753
The Trusts shares held
   Class A..........................................      1,648,013         148,040     288,383       1,708    3,390,404
   Class B..........................................      1,394,898          36,534      17,990     275,137      167,541

                                                     EQ/EQUITY 500  EQ/EQUITY
                                                        INDEX*     GROWTH PLUS*
                                                     ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value..  $4,545,274    $9,264,820
Receivable for The Trusts shares sold...............          --            --
Receivable for policy-related transactions..........       1,059           879
                                                      ----------    ----------
   Total assets.....................................   4,546,333     9,265,699
                                                      ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased.............       1,044           879
Payable for policy-related transactions.............          --            --
                                                      ----------    ----------
   Total liabilities................................       1,044           879
                                                      ----------    ----------
NET ASSETS..........................................  $4,545,289    $9,264,820
                                                      ==========    ==========

NET ASSETS:
Accumulation Units..................................  $4,545,289    $9,261,834
Retained by MONY America in Separate Account MLOA L.          --         2,986
                                                      ----------    ----------
TOTAL NET ASSETS....................................  $4,545,289    $9,264,820
                                                      ==========    ==========

Investments in shares of The Trusts, at cost........  $4,126,952    $9,198,712
The Trusts shares held
   Class A..........................................          --            --
   Class B..........................................     208,352       662,872

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       EQ/GAMCO                                               EQ/INTERMEDIATE
                                                      MERGERS AND  EQ/GAMCO SMALL EQ/GLOBAL  EQ/GLOBAL MULTI-   GOVERNMENT
                                                     ACQUISITIONS* COMPANY VALUE* BOND PLUS*  SECTOR EQUITY*    BOND INDEX*
                                                     ------------- -------------- ---------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $806,164     $67,675,398   $1,274,264    $5,194,308      $16,126,307
Receivable for The Trusts shares sold...............         67          14,428           --            --               --
Receivable for policy-related transactions..........         --              --        2,946         1,291              928
                                                       --------     -----------   ----------    ----------      -----------
   Total assets.....................................    806,231      67,689,826    1,277,210     5,195,599       16,127,235
                                                       --------     -----------   ----------    ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased.............         --              --        2,920         1,291              928
Payable for policy-related transactions.............         67          14,428           --            --               --
                                                       --------     -----------   ----------    ----------      -----------
   Total liabilities................................         67          14,428        2,920         1,291              928
                                                       --------     -----------   ----------    ----------      -----------
NET ASSETS..........................................   $806,164     $67,675,398   $1,274,290    $5,194,308      $16,126,307
                                                       ========     ===========   ==========    ==========      ===========

NET ASSETS:
Accumulation Units..................................   $805,826     $67,644,881   $1,274,290    $5,194,191      $15,998,896
Retained by MONY America in Separate Account MLOA L.        338          30,517           --           117          127,411
                                                       --------     -----------   ----------    ----------      -----------
TOTAL NET ASSETS....................................   $806,164     $67,675,398   $1,274,290    $5,194,308      $16,126,307
                                                       ========     ===========   ==========    ==========      ===========

Investments in shares of The Trusts, at cost........   $799,003     $53,507,365   $1,251,130    $5,604,739      $15,458,679
The Trusts shares held
   Class A..........................................         --              --           --        80,765        1,488,645
   Class B..........................................     66,356       1,815,799      127,293       403,915           68,247

                                                     EQ/INTERNATIONAL
                                                        CORE PLUS*
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..     $826,086
Receivable for The Trusts shares sold...............           --
Receivable for policy-related transactions..........        2,405
                                                         --------
   Total assets.....................................      828,491
                                                         --------

LIABILITIES:
Payable for The Trusts shares purchased.............        2,405
Payable for policy-related transactions.............           --
                                                         --------
   Total liabilities................................        2,405
                                                         --------
NET ASSETS..........................................     $826,086
                                                         ========

NET ASSETS:
Accumulation Units..................................     $826,086
Retained by MONY America in Separate Account MLOA L.           --
                                                         --------
TOTAL NET ASSETS....................................     $826,086
                                                         ========

Investments in shares of The Trusts, at cost........     $896,438
The Trusts shares held
   Class A..........................................           --
   Class B..........................................      106,914

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                     FSA-7

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                        EQ/JPMORGAN
                                                     EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP EQ/LARGE CAP
                                                      EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX*
                                                     ---------------- ---------------- -------------- ------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $2,931,658       $4,699,559       $491,516      $327,470    $1,019,622
Receivable for The Trusts shares sold...............            --               --             --            --           312
Receivable for policy-related transactions..........           337              689            204            --            --
                                                        ----------       ----------       --------      --------    ----------
   Total assets.....................................     2,931,995        4,700,248        491,720       327,470     1,019,934
                                                        ----------       ----------       --------      --------    ----------

LIABILITIES:
Payable for The Trusts shares purchased.............           337              689            204            --            --
Payable for policy-related transactions.............            --               --             --            --           291
                                                        ----------       ----------       --------      --------    ----------
   Total liabilities................................           337              689            204            --           291
                                                        ----------       ----------       --------      --------    ----------
NET ASSETS..........................................    $2,931,658       $4,699,559       $491,516      $327,470    $1,019,643
                                                        ==========       ==========       ========      ========    ==========

NET ASSETS:
Accumulation Units..................................    $2,931,606       $4,699,224       $491,515      $327,463    $1,019,643
Retained by MONY America in Separate Account MLOA L.            52              335              1             7            --
                                                        ----------       ----------       --------      --------    ----------
TOTAL NET ASSETS....................................    $2,931,658       $4,699,559       $491,516      $327,470    $1,019,643
                                                        ==========       ==========       ========      ========    ==========

Investments in shares of The Trusts, at cost........    $3,529,441       $6,219,395       $463,349      $327,827    $  844,386
The Trusts shares held
   Class A..........................................        74,673          299,141          1,327            --            --
   Class B..........................................       332,151          191,537         52,250        49,621       117,528

                                                     EQ/LARGE CAP EQ/LARGE CAP
                                                     GROWTH PLUS* VALUE INDEX*
                                                     ------------ ------------
ASSETS:
Investments in shares of The Trusts, at fair value..  $1,221,386   $6,468,431
Receivable for The Trusts shares sold...............          --           --
Receivable for policy-related transactions..........       2,453          876
                                                      ----------   ----------
   Total assets.....................................   1,223,839    6,469,307
                                                      ----------   ----------

LIABILITIES:
Payable for The Trusts shares purchased.............         172          865
Payable for policy-related transactions.............          --           --
                                                      ----------   ----------
   Total liabilities................................         172          865
                                                      ----------   ----------
NET ASSETS..........................................  $1,223,667   $6,468,442
                                                      ==========   ==========

NET ASSETS:
Accumulation Units..................................  $1,221,360   $6,468,171
Retained by MONY America in Separate Account MLOA L.       2,307          271
                                                      ----------   ----------
TOTAL NET ASSETS....................................  $1,223,667   $6,468,442
                                                      ==========   ==========

Investments in shares of The Trusts, at cost........  $1,124,100   $6,131,054
The Trusts shares held
   Class A..........................................      10,573    1,083,802
   Class B..........................................      65,708      168,099

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                     FSA-8

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                     EQ/MFS
                                                     EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP
                                                     VALUE PLUS*  LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX* VALUE PLUS*
                                                     ------------ --------------- ------------- ----------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value..  $7,159,402     $538,914      $14,429,543     $4,620,840     $11,904,047
Receivable for The Trusts shares sold...............          --           --            5,436             --              --
Receivable for policy-related transactions..........          80           40               --          1,474             609
                                                      ----------     --------      -----------     ----------     -----------
   Total assets.....................................   7,159,482      538,954       14,434,979      4,622,314      11,904,656
                                                      ----------     --------      -----------     ----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased.............          80           24               --          1,457             609
Payable for policy-related transactions.............          --           --            5,436             --              --
                                                      ----------     --------      -----------     ----------     -----------
   Total liabilities................................          80           24            5,436          1,457             609
                                                      ----------     --------      -----------     ----------     -----------
NET ASSETS..........................................  $7,159,402     $538,930      $14,429,543     $4,620,857     $11,904,047
                                                      ==========     ========      ===========     ==========     ===========

NET ASSETS:
Accumulation Units..................................  $7,140,865     $538,930      $14,413,286     $4,620,857     $11,898,006
Retained by MONY America in Separate Account MLOA L.      18,537           --           16,257             --           6,041
                                                      ----------     --------      -----------     ----------     -----------
TOTAL NET ASSETS....................................  $7,159,402     $538,930      $14,429,543     $4,620,857     $11,904,047
                                                      ==========     ========      ===========     ==========     ===========

Investments in shares of The Trusts, at cost........  $9,027,124     $509,443      $15,015,517     $4,144,964     $11,382,470
The Trusts shares held
   Class A..........................................     486,845           --               --        316,731       1,122,902
   Class B..........................................     263,320       49,064        2,581,998        252,808         200,635

                                                                 EQ/MONTAG &
                                                      EQ/MONEY    CALDWELL
                                                      MARKET*      GROWTH*
                                                     ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.. $17,236,283 $46,158,232
Receivable for The Trusts shares sold...............          --       5,627
Receivable for policy-related transactions..........      94,037          --
                                                     ----------- -----------
   Total assets.....................................  17,330,320  46,163,859
                                                     ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased.............     120,831          --
Payable for policy-related transactions.............          --       5,627
                                                     ----------- -----------
   Total liabilities................................     120,831       5,627
                                                     ----------- -----------
NET ASSETS.......................................... $17,209,489 $46,158,232
                                                     =========== ===========

NET ASSETS:
Accumulation Units.................................. $17,127,309 $46,136,335
Retained by MONY America in Separate Account MLOA L.      82,180      21,897
                                                     ----------- -----------
TOTAL NET ASSETS.................................... $17,209,489 $46,158,232
                                                     =========== ===========

Investments in shares of The Trusts, at cost........ $17,237,092 $39,850,416
The Trusts shares held
   Class A..........................................  12,410,325          --
   Class B..........................................   4,819,712   7,367,024

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                     EQ/MORGAN STANLEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL    EQ/T. ROWE PRICE
                                                      MID CAP GROWTH*   SHORT BOND*   BOND PLUS* COMPANY INDEX*  GROWTH STOCK*
                                                     ----------------- -------------- ---------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $9,933,692       $6,146,792   $8,991,575   $7,004,687     $34,881,645
Receivable for The Trusts shares sold...............           550            5,551        8,842           --           8,249
Receivable for policy-related transactions..........            --               --           --          395              --
                                                        ----------       ----------   ----------   ----------     -----------
   Total assets.....................................     9,934,242        6,152,343    9,000,417    7,005,082      34,889,894
                                                        ----------       ----------   ----------   ----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --               --           --          395              --
Payable for policy-related transactions.............           550            5,551        8,842           --           8,249
                                                        ----------       ----------   ----------   ----------     -----------
   Total liabilities................................           550            5,551        8,842          395           8,249
                                                        ----------       ----------   ----------   ----------     -----------
NET ASSETS..........................................    $9,933,692       $6,146,792   $8,991,575   $7,004,687     $34,881,645
                                                        ==========       ==========   ==========   ==========     ===========

NET ASSETS:
Accumulation Units..................................    $9,933,581       $6,146,695   $8,990,046   $7,004,491     $34,847,969
Retained by MONY America in Separate Account MLOA L.           111               97        1,529          196          33,676
                                                        ----------       ----------   ----------   ----------     -----------
TOTAL NET ASSETS....................................    $9,933,692       $6,146,792   $8,991,575   $7,004,687     $34,881,645
                                                        ==========       ==========   ==========   ==========     ===========

Investments in shares of The Trusts, at cost........    $9,029,039       $6,170,362   $9,656,357   $5,726,851     $31,865,340
The Trusts shares held
   Class A..........................................       537,492          142,092        9,336      602,128              --
   Class B..........................................       140,010          479,861    1,059,884      170,059       1,729,311

                                                     EQ/UBS GROWTH
                                                       & INCOME*
                                                     -------------
ASSETS:
Investments in shares of The Trusts, at fair value..  $13,739,789
Receivable for The Trusts shares sold...............        5,404
Receivable for policy-related transactions..........           --
                                                      -----------
   Total assets.....................................   13,745,193
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased.............           --
Payable for policy-related transactions.............        5,404
                                                      -----------
   Total liabilities................................        5,404
                                                      -----------
NET ASSETS..........................................  $13,739,789
                                                      ===========

NET ASSETS:
Accumulation Units..................................  $13,719,947
Retained by MONY America in Separate Account MLOA L.       19,842
                                                      -----------
TOTAL NET ASSETS....................................  $13,739,789
                                                      ===========

Investments in shares of The Trusts, at cost........  $13,289,632
The Trusts shares held
   Class A..........................................           --
   Class B..........................................    2,395,172

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                     EQ/VAN KAMPEN EQ/WELLS FARGO  ASSET MANAGER   CONTRAFUND(R)  GROWTH & INCOME
                                                       COMSTOCK*   OMEGA GROWTH*     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     ------------- -------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $657,668      $1,629,709       $7,361        $23,537,377      $576,656
Receivable for The Trusts shares sold...............         --              --           --                 --            --
Receivable for policy-related transactions..........         78           3,827           --              1,941            --
                                                       --------      ----------       ------        -----------      --------
   Total assets.....................................    657,746       1,633,536        7,361         23,539,318       576,656
                                                       --------      ----------       ------        -----------      --------

LIABILITIES:
Payable for The Trusts shares purchased.............         77           3,827           --              1,941            --
Payable for policy-related transactions.............         --              --           --                 --            --
                                                       --------      ----------       ------        -----------      --------
   Total liabilities................................         77           3,827           --              1,941            --
                                                       --------      ----------       ------        -----------      --------
NET ASSETS..........................................   $657,669      $1,629,709       $7,361        $23,537,377      $576,656
                                                       ========      ==========       ======        ===========      ========

NET ASSETS:
Accumulation Units..................................   $657,668      $1,629,691       $7,361        $23,528,749      $576,654
Retained by MONY America in Separate Account MLOA L.          1              18           --              8,628             2
                                                       --------      ----------       ------        -----------      --------
TOTAL NET ASSETS....................................   $657,669      $1,629,709       $7,361        $23,537,377      $576,656
                                                       ========      ==========       ======        ===========      ========

Investments in shares of The Trusts, at cost........   $600,431      $1,620,757       $7,494        $21,477,681      $561,804
The Trusts shares held
   Class B..........................................     71,269         171,904           --                 --            --
   Initial Class....................................         --              --          533            216,959        38,822
   Service Class....................................         --              --           --            792,568            --
   Service Class 2..................................         --              --           --             15,616         7,094

                                                     FIDELITY(R) VIP
                                                         MID CAP
                                                        PORTFOLIO
                                                     ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $214,372
Receivable for The Trusts shares sold...............          --
Receivable for policy-related transactions..........         880
                                                        --------
   Total assets.....................................     215,252
                                                        --------

LIABILITIES:
Payable for The Trusts shares purchased.............         880
Payable for policy-related transactions.............          --
                                                        --------
   Total liabilities................................         880
                                                        --------
NET ASSETS..........................................    $214,372
                                                        ========

NET ASSETS:
Accumulation Units..................................    $214,372
Retained by MONY America in Separate Account MLOA L.          --
                                                        --------
TOTAL NET ASSETS....................................    $214,372
                                                        ========

Investments in shares of The Trusts, at cost........    $236,477
The Trusts shares held
   Class B..........................................          --
   Initial Class....................................          --
   Service Class....................................          --
   Service Class 2..................................       7,501

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-11

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     FRANKLIN RISING FRANKLIN SMALL      FRANKLIN
                                                     FRANKLIN INCOME    DIVIDENDS       CAP VALUE    STRATEGIC INCOME
                                                     SECURITIES FUND SECURITIES FUND SECURITIES FUND SECURITIES FUND
                                                     --------------- --------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $6,602,695      $1,012,436        $51,471         $320,172
Receivable for The Trusts shares sold...............        7,617           2,131             --               --
Receivable for policy-related transactions..........           --              --            499              526
                                                       ----------      ----------        -------         --------
   Total assets.....................................    6,610,312       1,014,567         51,970          320,698
                                                       ----------      ----------        -------         --------

LIABILITIES:
Payable for The Trusts shares purchased.............           --              --            499              526
Payable for policy-related transactions.............        7,617           2,131             --               --
                                                       ----------      ----------        -------         --------
   Total liabilities................................        7,617           2,131            499              526
                                                       ----------      ----------        -------         --------
NET ASSETS..........................................   $6,602,695      $1,012,436        $51,471         $320,172
                                                       ==========      ==========        =======         ========

NET ASSETS:
Accumulation Units..................................   $6,602,573      $1,012,387        $51,471         $320,155
Retained by MONY America in Separate Account MLOA L.          122              49             --               17
                                                       ----------      ----------        -------         --------
TOTAL NET ASSETS....................................   $6,602,695      $1,012,436        $51,471         $320,172
                                                       ==========      ==========        =======         ========

Investments in shares of The Trusts, at cost........   $6,448,075      $  897,745        $50,433         $328,322
The Trusts shares held
   Class 2..........................................      461,082          51,523          3,314           26,094
   Series I.........................................           --              --             --               --
   Service Shares Class.............................           --              --             --               --

                                                     GOLDMAN SACHS INVESCO V.I.
                                                      VIT MID CAP    DIVIDEND
                                                      VALUE FUND   GROWTH FUND
                                                     ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $133,847      $177,067
Receivable for The Trusts shares sold...............         --            --
Receivable for policy-related transactions..........        105             5
                                                       --------      --------
   Total assets.....................................    133,952       177,072
                                                       --------      --------

LIABILITIES:
Payable for The Trusts shares purchased.............        105             5
Payable for policy-related transactions.............         --            --
                                                       --------      --------
   Total liabilities................................        105             5
                                                       --------      --------
NET ASSETS..........................................   $133,847      $177,067
                                                       ========      ========

NET ASSETS:
Accumulation Units..................................   $133,847      $177,067
Retained by MONY America in Separate Account MLOA L.         --            --
                                                       --------      --------
TOTAL NET ASSETS....................................   $133,847      $177,067
                                                       ========      ========

Investments in shares of The Trusts, at cost........   $138,670      $154,360
The Trusts shares held
   Class 2..........................................         --            --
   Series I.........................................         --        12,612
   Service Shares Class.............................     10,210            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-12

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                     INVESCO V.I.  INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                     GLOBAL HEALTH GLOBAL REAL  INTERNATIONAL MID CAP CORE  SMALL CAP
                                                       CARE FUND   ESTATE FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                     ------------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $679,818      $276,753     $214,928      $53,974      $61,493
Receivable for The Trusts shares sold...............         --            --           --           --           --
Receivable for policy-related transactions..........         48         3,006        2,409        1,420        2,304
                                                       --------      --------     --------      -------      -------
   Total assets.....................................    679,866       279,759      217,337       55,394       63,797
                                                       --------      --------     --------      -------      -------

LIABILITIES:
Payable for The Trusts shares purchased.............         48         3,005        2,407        1,420        2,304
Payable for policy-related transactions.............         --            --           --           --           --
                                                       --------      --------     --------      -------      -------
   Total liabilities................................         48         3,005        2,407        1,420        2,304
                                                       --------      --------     --------      -------      -------
NET ASSETS..........................................   $679,818      $276,754     $214,930      $53,974      $61,493
                                                       ========      ========     ========      =======      =======

NET ASSETS:
Accumulation Units..................................   $679,813      $276,754     $214,930      $53,974      $61,493
Retained by MONY America in Separate Account MLOA L.          5            --           --           --           --
                                                       --------      --------     --------      -------      -------
TOTAL NET ASSETS....................................   $679,818      $276,754     $214,930      $53,974      $61,493
                                                       ========      ========     ========      =======      =======

Investments in shares of The Trusts, at cost........   $619,817      $304,944     $228,516      $57,003      $64,035
The Trusts shares held
   Series I.........................................     39,137            --           --           --           --
   Series II........................................         --        23,315        8,241        4,706        3,817

                                                     INVESCO V.I.
                                                      TECHNOLOGY
                                                         FUND
                                                     ------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $243,989
Receivable for The Trusts shares sold...............         --
Receivable for policy-related transactions..........          4
                                                       --------
   Total assets.....................................    243,993
                                                       --------

LIABILITIES:
Payable for The Trusts shares purchased.............          4
Payable for policy-related transactions.............         --
                                                       --------
   Total liabilities................................          4
                                                       --------
NET ASSETS..........................................   $243,989
                                                       ========

NET ASSETS:
Accumulation Units..................................   $243,888
Retained by MONY America in Separate Account MLOA L.        101
                                                       --------
TOTAL NET ASSETS....................................   $243,989
                                                       ========

Investments in shares of The Trusts, at cost........   $202,560
The Trusts shares held
   Series I.........................................     16,094
   Series II........................................         --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-13

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                     INVESCO VAN
                                                     KAMPEN V.I.             IVY FUNDS  IVY FUNDS    JANUS ASPEN
                                                     GLOBAL VALUE IVY FUNDS   VIP MID   VIP SMALL  SERIES BALANCED
                                                     EQUITY FUND  VIP ENERGY CAP GROWTH CAP GROWTH    PORTFOLIO
                                                     ------------ ---------- ---------- ---------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $444,930    $362,530   $339,292   $104,155    $7,972,198
Receivable for The Trusts shares sold...............         --          --         --         --            --
Receivable for policy-related transactions..........         76         912      1,009        133           467
                                                       --------    --------   --------   --------    ----------
   Total assets.....................................    445,006     363,442    340,301    104,288     7,972,665
                                                       --------    --------   --------   --------    ----------

LIABILITIES:
Payable for The Trusts shares purchased.............         76         912      1,009        133           269
Payable for policy-related transactions.............         --          --         --         --            --
                                                       --------    --------   --------   --------    ----------
   Total liabilities................................         76         912      1,009        133           269
                                                       --------    --------   --------   --------    ----------
NET ASSETS..........................................   $444,930    $362,530   $339,292   $104,155    $7,972,396
                                                       ========    ========   ========   ========    ==========

NET ASSETS:
Accumulation Units..................................   $444,915    $362,530   $339,292   $104,155    $7,972,396
Retained by MONY America in Separate Account MLOA L.         15          --         --         --            --
                                                       --------    --------   --------   --------    ----------
TOTAL NET ASSETS....................................   $444,930    $362,530   $339,292   $104,155    $7,972,396
                                                       ========    ========   ========   ========    ==========

Investments in shares of The Trusts, at cost........   $498,584    $397,320   $348,407   $114,651    $8,035,199
The Trusts shares held
   Common Shares....................................         --      62,354     40,547     11,150            --
   Institutional Shares.............................         --          --         --         --       299,369
   Series I.........................................     65,431          --         --         --            --

                                                        JANUS ASPEN
                                                     SERIES ENTERPRISE
                                                         PORTFOLIO
                                                     -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $12,321,372
Receivable for The Trusts shares sold...............             --
Receivable for policy-related transactions..........          1,572
                                                        -----------
   Total assets.....................................     12,322,944
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased.............          1,572
Payable for policy-related transactions.............             --
                                                        -----------
   Total liabilities................................          1,572
                                                        -----------
NET ASSETS..........................................    $12,321,372
                                                        ===========

NET ASSETS:
Accumulation Units..................................    $12,311,265
Retained by MONY America in Separate Account MLOA L.         10,107
                                                        -----------
TOTAL NET ASSETS....................................    $12,321,372
                                                        ===========

Investments in shares of The Trusts, at cost........    $10,432,414
The Trusts shares held
   Common Shares....................................             --
   Institutional Shares.............................        322,803
   Series I.........................................             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-14

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                   JANUS ASPEN
                                                     JANUS ASPEN    JANUS ASPEN   SERIES PERKINS   JANUS ASPEN
                                                     SERIES FORTY SERIES OVERSEAS MID CAP VALUE  SERIES WORLDWIDE
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                     ------------ --------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.. $15,177,049    $5,820,845      $1,268,500      $8,976,896
Receivable for The Trusts shares sold...............           8            --              --             267
Receivable for policy-related transactions..........         509           821              --              --
                                                     -----------    ----------      ----------      ----------
   Total assets.....................................  15,177,566     5,821,666       1,268,500       8,977,163
                                                     -----------    ----------      ----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased.............         509           821              --              --
Payable for policy-related transactions.............           8            --              --             267
                                                     -----------    ----------      ----------      ----------
   Total liabilities................................         517           821              --             267
                                                     -----------    ----------      ----------      ----------
NET ASSETS.......................................... $15,177,049    $5,820,845      $1,268,500      $8,976,896
                                                     ===========    ==========      ==========      ==========

NET ASSETS:
Accumulation Units.................................. $15,175,774    $5,820,784      $1,267,910      $8,970,946
Retained by MONY America in Separate Account MLOA L.       1,275            61             590           5,950
                                                     -----------    ----------      ----------      ----------
TOTAL NET ASSETS.................................... $15,177,049    $5,820,845      $1,268,500      $8,976,896
                                                     ===========    ==========      ==========      ==========

Investments in shares of The Trusts, at cost........ $14,528,803    $6,922,589      $1,275,466      $9,506,329
The Trusts shares held
   Institutional Shares.............................     396,711        54,455              --         347,538
   Service Shares Class.............................      61,092        99,979          83,564              --

                                                     LAZARD RETIREMENT
                                                     EMERGING MARKETS
                                                     EQUITY PORTFOLIO
                                                     -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $  915,349
Receivable for The Trusts shares sold...............            --
Receivable for policy-related transactions..........         6,120
                                                        ----------
   Total assets.....................................       921,469
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............         6,120
Payable for policy-related transactions.............            --
                                                        ----------
   Total liabilities................................         6,120
                                                        ----------
NET ASSETS..........................................    $  915,349
                                                        ==========

NET ASSETS:
Accumulation Units..................................    $  914,942
Retained by MONY America in Separate Account MLOA L.           407
                                                        ----------
TOTAL NET ASSETS....................................    $  915,349
                                                        ==========

Investments in shares of The Trusts, at cost........    $1,075,975
The Trusts shares held
   Institutional Shares.............................            --
   Service Shares Class.............................        48,923

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-15

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                          MFS(R) INVESTORS
                                                     MFS(R) INTERNATIONAL   GROWTH STOCK   MFS(R) INVESTORS MFS(R) UTILITIES
                                                       VALUE PORTFOLIO         SERIES        TRUST SERIES        SERIES
                                                     -------------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..       $394,394           $20,209          $15,988         $1,458,001
Receivable for The Trusts shares sold...............             --                --               --                 --
Receivable for policy-related transactions..........          1,472                --               --                229
                                                           --------           -------          -------         ----------
   Total assets.....................................        395,866            20,209           15,988          1,458,230
                                                           --------           -------          -------         ----------

LIABILITIES:
Payable for The Trusts shares purchased.............          1,472                --               --                222
Payable for policy-related transactions.............             --                --               --                 --
                                                           --------           -------          -------         ----------
   Total liabilities................................          1,472                --               --                222
                                                           --------           -------          -------         ----------
NET ASSETS..........................................       $394,394           $20,209          $15,988         $1,458,008
                                                           ========           =======          =======         ==========

NET ASSETS:
Accumulation Units..................................       $394,394           $20,208          $15,988         $1,458,008
Retained by MONY America in Separate Account MLOA L.             --                 1               --                 --
                                                           --------           -------          -------         ----------
TOTAL NET ASSETS....................................       $394,394           $20,209          $15,988         $1,458,008
                                                           ========           =======          =======         ==========

Investments in shares of The Trusts, at cost........       $398,584           $20,350          $16,294         $1,268,141
The Trusts shares held
   Class A..........................................             --                --               --                 --
   Class B..........................................             --                --               --                 --
   Initial Class....................................             --                --               --             55,905
   Service Class....................................         26,311             1,876              828                 --

                                                                                     MULTIMANAGER
                                                        MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                                                     AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                                                     ------------------ ------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value..     $1,446,119      $8,913,354   $1,087,595
Receivable for The Trusts shares sold...............             --              --           --
Receivable for policy-related transactions..........            294           1,416        1,093
                                                         ----------      ----------   ----------
   Total assets.....................................      1,446,413       8,914,770    1,088,688
                                                         ----------      ----------   ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            288           1,416        1,093
Payable for policy-related transactions.............             --              --           --
                                                         ----------      ----------   ----------
   Total liabilities................................            288           1,416        1,093
                                                         ----------      ----------   ----------
NET ASSETS..........................................     $1,446,125      $8,913,354   $1,087,595
                                                         ==========      ==========   ==========

NET ASSETS:
Accumulation Units..................................     $1,446,125      $8,913,304   $1,087,595
Retained by MONY America in Separate Account MLOA L.             --              50           --
                                                         ----------      ----------   ----------
TOTAL NET ASSETS....................................     $1,446,125      $8,913,354   $1,087,595
                                                         ==========      ==========   ==========

Investments in shares of The Trusts, at cost........     $1,242,111      $8,854,901   $1,262,743
The Trusts shares held
   Class A..........................................             --         711,821           --
   Class B..........................................         57,504         141,742      122,790
   Initial Class....................................             --              --           --
   Service Class....................................             --              --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-16

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                      MULTIMANAGER
                                                     LARGE CAP CORE   MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                        EQUITY*     LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE*
                                                     -------------- ---------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $244,540       $4,813,225       $452,944        $960,312
Receivable for The Trusts shares sold...............          --               --             --              --
Receivable for policy-related transactions..........          --               72             75             232
                                                        --------       ----------       --------        --------
   Total assets.....................................     244,540        4,813,297        453,019         960,544
                                                        --------       ----------       --------        --------

LIABILITIES:
Payable for The Trusts shares purchased.............          --               72             74             219
Payable for policy-related transactions.............          --               --             --              --
                                                        --------       ----------       --------        --------
   Total liabilities................................          --               72             74             219
                                                        --------       ----------       --------        --------
NET ASSETS..........................................    $244,540       $4,813,225       $452,945        $960,325
                                                        ========       ==========       ========        ========

NET ASSETS:
Accumulation Units..................................    $244,540       $4,813,092       $452,945        $960,325
Retained by MONY America in Separate Account MLOA L.          --              133             --              --
                                                        --------       ----------       --------        --------
TOTAL NET ASSETS....................................    $244,540       $4,813,225       $452,945        $960,325
                                                        ========       ==========       ========        ========

Investments in shares of The Trusts, at cost........    $226,860       $5,270,166       $393,198        $865,413
The Trusts shares held
   Class A..........................................          --          405,138             --              --
   Class B..........................................      26,042          121,686         54,704         112,274

                                                        MULTIMANAGER
                                                     MULTI-SECTOR BOND*
                                                     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..     $2,515,651
Receivable for The Trusts shares sold...............          2,252
Receivable for policy-related transactions..........             --
                                                         ----------
   Total assets.....................................      2,517,903
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased.............             --
Payable for policy-related transactions.............          2,252
                                                         ----------
   Total liabilities................................          2,252
                                                         ----------
NET ASSETS..........................................     $2,515,651
                                                         ==========

NET ASSETS:
Accumulation Units..................................     $2,515,351
Retained by MONY America in Separate Account MLOA L.            300
                                                         ----------
TOTAL NET ASSETS....................................     $2,515,651
                                                         ==========

Investments in shares of The Trusts, at cost........     $2,511,336
The Trusts shares held
   Class A..........................................        305,687
   Class B..........................................        336,952

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-17

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                       MULTIMANAGER      MULTIMANAGER   MULTIMANAGER  MUTUAL SHARES
                                                     SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*  SECURITIES FUND
                                                     ----------------- ---------------- ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $10,478,409        $461,560      $1,311,363     $116,151
Receivable for The Trusts shares sold...............          4,202              --              --           --
Receivable for policy-related transactions..........             --              74             732           46
                                                        -----------        --------      ----------     --------
   Total assets.....................................     10,482,611         461,634       1,312,095      116,197
                                                        -----------        --------      ----------     --------

LIABILITIES:
Payable for The Trusts shares purchased.............             --              74             732           --
Payable for policy-related transactions.............          4,202              --              --           --
                                                        -----------        --------      ----------     --------
   Total liabilities................................          4,202              74             732           --
                                                        -----------        --------      ----------     --------
NET ASSETS..........................................    $10,478,409        $461,560      $1,311,363     $116,197
                                                        ===========        ========      ==========     ========

NET ASSETS:
Accumulation Units..................................    $10,458,229        $461,379      $1,311,362     $116,197
Retained by MONY America in Separate Account MLOA L.         20,180             181               1           --
                                                        -----------        --------      ----------     --------
TOTAL NET ASSETS....................................    $10,478,409        $461,560      $1,311,363     $116,197
                                                        ===========        ========      ==========     ========

Investments in shares of The Trusts, at cost........    $10,371,388        $413,045      $1,143,510     $121,476
The Trusts shares held
   Class B..........................................      1,407,773          47,031         107,561           --
   Class 2..........................................             --              --              --        7,552
   Service Class....................................             --              --              --           --

                                                        OPPENHEIMER
                                                     GLOBAL SECURITIES
                                                          FUND/VA
                                                     -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $1,777,507
Receivable for The Trusts shares sold...............         8,448
Receivable for policy-related transactions..........            --
                                                        ----------
   Total assets.....................................     1,785,955
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............         8,448
                                                        ----------
   Total liabilities................................         8,448
                                                        ----------
NET ASSETS..........................................    $1,777,507
                                                        ==========

NET ASSETS:
Accumulation Units..................................    $1,777,504
Retained by MONY America in Separate Account MLOA L.             3
                                                        ----------
TOTAL NET ASSETS....................................    $1,777,507
                                                        ==========

Investments in shares of The Trusts, at cost........    $1,637,813
The Trusts shares held
   Class B..........................................            --
   Class 2..........................................            --
   Service Class....................................        65,326

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-18

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                            PIMCO VARIABLE
                                                         PIMCO VARIABLE     INSURANCE TRUST PIMCO VARIABLE  PIMCO VARIABLE
                                                        INSURANCE TRUST       GLOBAL BOND   INSURANCE TRUST INSURANCE TRUST
                                                     COMMODITYREALRETURN(R)    PORTFOLIO      REAL RETURN    TOTAL RETURN
                                                       STRATEGY PORTFOLIO     (UNHEDGED)       PORTFOLIO       PORTFOLIO
                                                     ---------------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..        $285,096          $3,698,575       $642,941       $1,604,720
Receivable for The Trusts shares sold...............              --               4,046             --               --
Receivable for policy-related transactions..........           1,134                  --            740            6,790
                                                            --------          ----------       --------       ----------
   Total assets.....................................         286,230           3,702,621        643,681        1,611,510
                                                            --------          ----------       --------       ----------

LIABILITIES:
Payable for The Trusts shares purchased.............           1,134                  --            692            6,717
Payable for policy-related transactions.............              --               4,046             --               --
                                                            --------          ----------       --------       ----------
   Total liabilities................................           1,134               4,046            692            6,717
                                                            --------          ----------       --------       ----------
NET ASSETS..........................................        $285,096          $3,698,575       $642,989       $1,604,793
                                                            ========          ==========       ========       ==========

NET ASSETS:
Accumulation Units..................................        $285,096          $3,697,747       $642,989       $1,604,793
Retained by MONY America in Separate Account MLOA L.              --                 828             --               --
                                                            --------          ----------       --------       ----------
TOTAL NET ASSETS....................................        $285,096          $3,698,575       $642,989       $1,604,793
                                                            ========          ==========       ========       ==========

Investments in shares of The Trusts, at cost........        $333,210          $3,553,011       $632,400       $1,650,721
The Trusts shares held
   Administrative Class.............................              --             267,431             --               --
   Advisor Class....................................          39,215                  --         46,089          145,619
   Class II.........................................              --                  --             --               --
   Class 2..........................................              --                  --             --               --


                                                     T. ROWE PRICE      TEMPLETON
                                                     EQUITY INCOME  DEVELOPING MARKETS
                                                     PORTFOLIO - II  SECURITIES FUND
                                                     -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $130,313       $14,671,139
Receivable for The Trusts shares sold...............          --                --
Receivable for policy-related transactions..........           5               602
                                                        --------       -----------
   Total assets.....................................     130,318        14,671,741
                                                        --------       -----------

LIABILITIES:
Payable for The Trusts shares purchased.............           5               602
Payable for policy-related transactions.............          --                --
                                                        --------       -----------
   Total liabilities................................           5               602
                                                        --------       -----------
NET ASSETS..........................................    $130,313       $14,671,139
                                                        ========       ===========

NET ASSETS:
Accumulation Units..................................    $130,313       $14,671,133
Retained by MONY America in Separate Account MLOA L.          --                 6
                                                        --------       -----------
TOTAL NET ASSETS....................................    $130,313       $14,671,139
                                                        ========       ===========

Investments in shares of The Trusts, at cost........    $130,476       $15,145,927
The Trusts shares held
   Administrative Class.............................          --                --
   Advisor Class....................................          --                --
   Class II.........................................       6,728                --
   Class 2..........................................          --         1,557,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-19

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                        TEMPLETON       TEMPLETON    UIF EMERGING VAN ECK VIP  VAN ECK VIP
                                                       GLOBAL BOND       GROWTH      MARKETS DEBT   EMERGING   GLOBAL BOND
                                                     SECURITIES FUND SECURITIES FUND  PORTFOLIO   MARKETS FUND    FUND
                                                     --------------- --------------- ------------ ------------ -----------
ASSETS:
Investments in shares of The Trusts, at fair value..   $15,250,913       $24,933       $162,839    $1,521,524   $219,741
Receivable for The Trusts shares sold...............            --            --             --            --         --
Receivable for policy-related transactions..........           608             2             --             1         --
                                                       -----------       -------       --------    ----------   --------
   Total assets.....................................    15,251,521        24,935        162,839     1,521,525    219,741
                                                       -----------       -------       --------    ----------   --------

LIABILITIES:
Payable for The Trusts shares purchased.............           608            --             --            --         --
Payable for policy-related transactions.............            --            --             --            --         --
                                                       -----------       -------       --------    ----------   --------
   Total liabilities................................           608            --             --            --         --
                                                       -----------       -------       --------    ----------   --------
NET ASSETS..........................................   $15,250,913       $24,935       $162,839    $1,521,525   $219,741
                                                       ===========       =======       ========    ==========   ========

NET ASSETS:
Accumulation Units..................................   $15,250,910       $24,934       $162,828    $1,521,525   $219,741
Retained by MONY America in Separate Account MLOA L.             3             1             11            --         --
                                                       -----------       -------       --------    ----------   --------
TOTAL NET ASSETS....................................   $15,250,913       $24,935       $162,839    $1,521,525   $219,741
                                                       ===========       =======       ========    ==========   ========

Investments in shares of The Trusts, at cost........   $15,562,244       $26,228       $153,714    $1,326,384   $216,760
The Trusts shares held
   Class S Shares...................................            --            --             --            --         --
   Class I..........................................            --            --         19,595            --         --
   Class 2..........................................       840,271         2,466             --            --         --
   Initial Class....................................            --            --             --       146,300     18,765

                                                     VAN ECK VIP
                                                     GLOBAL HARD
                                                     ASSETS FUND
                                                     -----------
ASSETS:
Investments in shares of The Trusts, at fair value..  $762,065
Receivable for The Trusts shares sold...............        --
Receivable for policy-related transactions..........     1,746
                                                      --------
   Total assets.....................................   763,811
                                                      --------

LIABILITIES:
Payable for The Trusts shares purchased.............     1,746
Payable for policy-related transactions.............        --
                                                      --------
   Total liabilities................................     1,746
                                                      --------
NET ASSETS..........................................  $762,065
                                                      ========

NET ASSETS:
Accumulation Units..................................  $762,061
Retained by MONY America in Separate Account MLOA L.         4
                                                      --------
TOTAL NET ASSETS....................................  $762,065
                                                      ========

Investments in shares of The Trusts, at cost........  $820,909
The Trusts shares held
   Class S Shares...................................    13,748
   Class I..........................................        --
   Class 2..........................................        --
   Initial Class....................................    11,326

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-20

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                        CONTRACT                               UNITS
                                        CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
FUNDS                                   --------- -------------- ---------- -----------
ALL ASSET ALLOCATION...................   0.00%         B         $ 13.54        9,594
ALL ASSET ALLOCATION...................   0.00%         B         $104.30        1,770
ALL ASSET ALLOCATION...................   0.35%         B         $ 11.52      143,589
ALL ASSET ALLOCATION...................   0.35%         B         $ 11.67      897,254
ALL ASSET ALLOCATION...................   0.35%         B         $ 12.16        7,040
ALL ASSET ALLOCATION...................   0.35%         B         $ 12.64      190,167
ALL ASSET ALLOCATION...................   0.75%         B         $ 23.74    1,961,952

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.00%      CLASS II     $105.82        1,290

AXA AGGRESSIVE ALLOCATION..............   0.00%         A         $  8.26           90
AXA AGGRESSIVE ALLOCATION..............   0.00%         B         $134.06      125,397
AXA AGGRESSIVE ALLOCATION..............   0.35%         B         $  8.04       66,241
AXA AGGRESSIVE ALLOCATION..............   0.75%         B         $  7.89       12,329

AXA BALANCED STRATEGY..................   0.00%         B         $109.29       51,912

AXA CONSERVATIVE ALLOCATION............   0.00%         A         $ 11.26           83
AXA CONSERVATIVE ALLOCATION............   0.00%         B         $133.84       17,990
AXA CONSERVATIVE ALLOCATION............   0.35%         B         $ 10.95       13,566
AXA CONSERVATIVE ALLOCATION............   0.75%         B         $ 10.76       29,932

AXA CONSERVATIVE GROWTH STRATEGY.......   0.00%         B         $109.24       15,302

AXA CONSERVATIVE-PLUS ALLOCATION.......   0.00%         A         $ 10.39          142
AXA CONSERVATIVE-PLUS ALLOCATION.......   0.00%         B         $133.16       33,720
AXA CONSERVATIVE-PLUS ALLOCATION.......   0.35%         B         $ 10.11       72,252
AXA CONSERVATIVE-PLUS ALLOCATION.......   0.75%         B         $  9.92       49,272

AXA CONSERVATIVE STRATEGY..............   0.00%         B         $108.93        7,900

AXA GROWTH STRATEGY....................   0.00%         B         $109.32       52,742

AXA MODERATE ALLOCATION................   0.00%         A         $  9.86          402
AXA MODERATE ALLOCATION................   0.00%         B         $138.38      191,901
AXA MODERATE ALLOCATION................   0.35%         B         $  9.59      240,852
AXA MODERATE ALLOCATION................   0.75%         B         $  9.42       80,636

AXA MODERATE GROWTH STRATEGY...........   0.00%         B         $109.35      144,372

AXA MODERATE-PLUS ALLOCATION...........   0.00%         A         $  9.11        5,976
AXA MODERATE-PLUS ALLOCATION...........   0.00%         B         $138.68      398,817
AXA MODERATE-PLUS ALLOCATION...........   0.35%         B         $  8.86      311,541
AXA MODERATE-PLUS ALLOCATION...........   0.75%         B         $  8.70       95,099

AXA TACTICAL MANAGER 400...............   0.00%         B         $ 98.14          653

AXA TACTICAL MANAGER 500...............   0.00%         B         $100.10          498

AXA TACTICAL MANAGER 2000..............   0.00%         B         $ 94.60          526

AXA TACTICAL MANAGER INTERNATIONAL.....   0.00%         B         $ 88.18          917

DREYFUS STOCK INDEX FUND, INC..........   0.00%   INITIAL SHARES  $ 16.76      495,818
DREYFUS STOCK INDEX FUND, INC..........   0.35%   INITIAL SHARES  $ 10.68       83,811
DREYFUS STOCK INDEX FUND, INC..........   0.35%   INITIAL SHARES  $ 10.74      870,984
DREYFUS STOCK INDEX FUND, INC..........   0.75%   INITIAL SHARES  $  9.51      271,733

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..   0.00%         A         $ 15.11        1,202
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..   0.35%         A         $ 13.66           --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                       CONTRACT                               UNITS
                                       CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
FUNDS                                  --------- -------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.35%         A         $ 13.69       37,001
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.00%         B         $204.44        7,499

EQ/BLACKROCK BASIC VALUE EQUITY.......   0.00%         B         $250.90       12,131
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.35%         B         $ 13.53       52,088

EQ/BOSTON ADVISORS EQUITY INCOME......   0.00%         A         $ 16.90      473,421
EQ/BOSTON ADVISORS EQUITY INCOME......   0.60%         A         $ 10.35       33,556
EQ/BOSTON ADVISORS EQUITY INCOME......   0.00%         B         $119.20        5,638
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 13.48        2,344
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 13.63       27,443
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 13.91      244,285
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 14.15      106,840
EQ/BOSTON ADVISORS EQUITY INCOME......   0.75%         B         $ 11.87      100,064

EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.00%         A         $  8.16          408
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.35%         A         $  6.94       10,497
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.35%         A         $  7.20      120,545
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.75%         A         $  7.80       17,152
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.00%         B         $ 90.62          527
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.35%         B         $  9.76       22,012

EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         A         $ 10.03        5,604
EQ/CAPITAL GUARDIAN RESEARCH..........   0.35%         A         $  9.67      116,565
EQ/CAPITAL GUARDIAN RESEARCH..........   0.35%         A         $  9.86       17,613
EQ/CAPITAL GUARDIAN RESEARCH..........   0.35%         A         $ 14.49       51,429
EQ/CAPITAL GUARDIAN RESEARCH..........   0.60%         A         $ 11.06      108,202
EQ/CAPITAL GUARDIAN RESEARCH..........   0.75%         A         $ 11.94       12,141
EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         B         $142.14        1,588

EQ/COMMON STOCK INDEX.................   0.00%         A         $ 15.24        1,786
EQ/COMMON STOCK INDEX.................   0.00%         B         $ 97.37       44,792

EQ/CORE BOND INDEX....................   0.00%         A         $ 14.85    1,107,788
EQ/CORE BOND INDEX....................   0.35%         A         $ 14.36       54,470
EQ/CORE BOND INDEX....................   0.35%         A         $ 14.58      465,653
EQ/CORE BOND INDEX....................   0.35%         A         $ 14.96       13,624
EQ/CORE BOND INDEX....................   0.35%         A         $ 15.04      402,463
EQ/CORE BOND INDEX....................   0.60%         A         $ 11.13       10,613
EQ/CORE BOND INDEX....................   0.75%         A         $ 11.09      302,269
EQ/CORE BOND INDEX....................   0.00%         B         $132.84       12,609

EQ/EQUITY 500 INDEX...................   0.00%         B         $106.60       42,638

EQ/EQUITY GROWTH PLUS.................   0.00%         B         $155.08       14,734
EQ/EQUITY GROWTH PLUS.................   0.35%         B         $ 10.70      493,663
EQ/EQUITY GROWTH PLUS.................   0.75%         B         $ 10.43      162,656

EQ/GAMCO MERGERS AND ACQUISITIONS.....   0.00%         B         $137.34        5,867

EQ/GAMCO SMALL COMPANY VALUE..........   0.00%         B         $ 42.40       30,463
EQ/GAMCO SMALL COMPANY VALUE..........   0.00%         B         $193.20       26,908
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 24.93       15,712
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 25.92      340,900
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 32.47       43,747
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 34.38      538,616
EQ/GAMCO SMALL COMPANY VALUE..........   0.75%         B         $ 61.70      518,411

EQ/GLOBAL BOND PLUS...................   0.00%         B         $133.23        9,564

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                       CONTRACT                               UNITS
                                       CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
FUNDS                                  --------- -------------- ---------- -----------
EQ/GLOBAL MULTI-SECTOR EQUITY.........   0.35%         A         $ 24.53       5,044
EQ/GLOBAL MULTI-SECTOR EQUITY.........   0.35%         A         $ 26.05      28,536
EQ/GLOBAL MULTI-SECTOR EQUITY.........   0.00%         B         $190.16      22,754

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.00%         A         $ 17.88     497,089
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.35%         A         $ 13.75     150,926
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.35%         A         $ 13.76       7,070
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.35%         A         $ 16.12     160,471
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.35%         A         $ 16.18      14,733
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.75%         A         $ 19.08      80,489
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.00%         B         $121.71       4,730

EQ/INTERNATIONAL CORE PLUS............   0.00%         B         $116.22       7,108

EQ/INTERNATIONAL EQUITY INDEX.........   0.00%         A         $  9.79      55,645
EQ/INTERNATIONAL EQUITY INDEX.........   0.00%         B         $ 99.06      24,094

EQ/INTERNATIONAL VALUE PLUS...........   0.00%         A         $ 13.18     217,301
EQ/INTERNATIONAL VALUE PLUS...........   0.00%         B         $124.75      14,705

EQ/JPMORGAN VALUE OPPORTUNITIES.......   0.00%         A         $  7.81       1,554
EQ/JPMORGAN VALUE OPPORTUNITIES.......   0.00%         B         $153.55       3,122

EQ/LARGE CAP CORE PLUS................   0.00%         B         $101.00       3,242

EQ/LARGE CAP GROWTH INDEX.............   0.00%         B         $ 91.54      11,139

EQ/LARGE CAP GROWTH PLUS..............   0.00%         A         $ 11.61      14,871
EQ/LARGE CAP GROWTH PLUS..............   0.00%         B         $182.73       5,727

EQ/LARGE CAP VALUE INDEX..............   0.35%         A         $ 12.35       9,365
EQ/LARGE CAP VALUE INDEX..............   0.35%         A         $ 13.05     114,448
EQ/LARGE CAP VALUE INDEX..............   0.35%         A         $ 13.12     293,095
EQ/LARGE CAP VALUE INDEX..............   0.35%         A         $ 13.13      11,137
EQ/LARGE CAP VALUE INDEX..............   0.00%         B         $ 63.23      13,702

EQ/LARGE CAP VALUE PLUS...............   0.00%         A         $ 13.57     281,567
EQ/LARGE CAP VALUE PLUS...............   0.35%         A         $  9.31          22
EQ/LARGE CAP VALUE PLUS...............   0.35%         A         $  9.58      86,572
EQ/LARGE CAP VALUE PLUS...............   0.00%         B         $109.62      22,721

EQ/LORD ABBETT LARGE CAP CORE.........   0.00%         B         $120.07       4,488

EQ/MFS INTERNATIONAL GROWTH...........   0.00%         B         $ 13.65       3,809
EQ/MFS INTERNATIONAL GROWTH...........   0.00%         B         $142.49      10,473
EQ/MFS INTERNATIONAL GROWTH...........   0.35%         B         $ 12.18      55,769
EQ/MFS INTERNATIONAL GROWTH...........   0.35%         B         $ 12.96     340,332
EQ/MFS INTERNATIONAL GROWTH...........   0.75%         B         $ 18.99     409,633

EQ/MID CAP INDEX......................   0.35%         A         $ 14.44       4,529
EQ/MID CAP INDEX......................   0.35%         A         $ 15.09     166,957
EQ/MID CAP INDEX......................   0.00%         B         $128.40      15,853

EQ/MID CAP VALUE PLUS.................   0.00%         A         $ 12.57     108,624
EQ/MID CAP VALUE PLUS.................   0.35%         A         $ 12.47     701,501
EQ/MID CAP VALUE PLUS.................   0.00%         B         $179.36       9,964

EQ/MONEY MARKET.......................   0.00%         A         $ 11.43     117,912
EQ/MONEY MARKET.......................   0.35%         A         $ 11.17     403,441
EQ/MONEY MARKET.......................   0.35%         A         $ 11.17     398,279
EQ/MONEY MARKET.......................   0.60%         A         $ 11.00      28,902
EQ/MONEY MARKET.......................   0.75%         A         $ 10.89     157,045
EQ/MONEY MARKET.......................   0.00%         B         $131.49      36,658

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                           CONTRACT                                UNITS
                                           CHARGES**   SHARE CLASS*  UNIT VALUE OUTSTANDING
FUNDS                                      --------- --------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH...............   0.00%          B         $ 10.34      265,099
EQ/MONTAG & CALDWELL GROWTH...............   0.00%          B         $139.87        5,598
EQ/MONTAG & CALDWELL GROWTH...............   0.35%          B         $ 12.02      266,699
EQ/MONTAG & CALDWELL GROWTH...............   0.35%          B         $ 12.35    2,412,444
EQ/MONTAG & CALDWELL GROWTH...............   0.35%          B         $ 12.37       25,487
EQ/MONTAG & CALDWELL GROWTH...............   0.35%          B         $ 12.64      529,038
EQ/MONTAG & CALDWELL GROWTH...............   0.75%          B         $  9.52      273,467

EQ/MORGAN STANLEY MID CAP GROWTH..........   0.00%          A         $ 20.69       50,934
EQ/MORGAN STANLEY MID CAP GROWTH..........   0.35%          A         $ 12.37       14,014
EQ/MORGAN STANLEY MID CAP GROWTH..........   0.35%          A         $ 12.45      368,071
EQ/MORGAN STANLEY MID CAP GROWTH..........   0.35%          A         $ 19.36       97,716
EQ/MORGAN STANLEY MID CAP GROWTH..........   0.35%          A         $ 20.01        9,728
EQ/MORGAN STANLEY MID CAP GROWTH..........   0.00%          B         $168.71       12,071

EQ/PIMCO ULTRA SHORT BOND.................   0.00%          A         $ 13.78      101,846
EQ/PIMCO ULTRA SHORT BOND.................   0.00%          B         $117.01       18,298
EQ/PIMCO ULTRA SHORT BOND.................   0.35%          B         $ 13.34        9,825
EQ/PIMCO ULTRA SHORT BOND.................   0.35%          B         $ 13.37       57,728
EQ/PIMCO ULTRA SHORT BOND.................   0.35%          B         $ 13.38        2,576
EQ/PIMCO ULTRA SHORT BOND.................   0.35%          B         $ 13.46      123,744

EQ/QUALITY BOND PLUS......................   0.00%          A         $ 10.93        7,203
EQ/QUALITY BOND PLUS......................   0.00%          B         $163.40        7,001
EQ/QUALITY BOND PLUS......................   0.35%          B         $ 17.84       18,260
EQ/QUALITY BOND PLUS......................   0.35%          B         $ 17.93      186,660
EQ/QUALITY BOND PLUS......................   0.75%          B         $ 24.55      166,775

EQ/SMALL COMPANY INDEX....................   0.00%          A         $  9.51      476,666
EQ/SMALL COMPANY INDEX....................   0.35%          A         $ 17.37       53,471
EQ/SMALL COMPANY INDEX....................   0.00%          B         $171.66        8,989

EQ/T. ROWE PRICE GROWTH STOCK.............   0.00%          B         $ 13.07      178,301
EQ/T. ROWE PRICE GROWTH STOCK.............   0.00%          B         $112.33        8,532
EQ/T. ROWE PRICE GROWTH STOCK.............   0.35%          B         $ 10.52       94,992
EQ/T. ROWE PRICE GROWTH STOCK.............   0.35%          B         $ 10.62      855,831
EQ/T. ROWE PRICE GROWTH STOCK.............   0.75%          B         $ 21.80      984,689

EQ/UBS GROWTH & INCOME....................   0.00%          B         $120.36        3,150
EQ/UBS GROWTH & INCOME....................   0.35%          B         $ 11.65        4,443
EQ/UBS GROWTH & INCOME....................   0.35%          B         $ 11.87       96,544
EQ/UBS GROWTH & INCOME....................   0.35%          B         $ 12.06      719,652
EQ/UBS GROWTH & INCOME....................   0.35%          B         $ 12.33      155,766
EQ/UBS GROWTH & INCOME....................   0.75%          B         $  9.40      164,451

EQ/VAN KAMPEN COMSTOCK....................   0.00%          B         $108.72        6,049

EQ/WELLS FARGO OMEGA GROWTH...............   0.00%          B         $121.20       13,446

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO...   0.00%    INITIAL CLASS   $ 14.08          523

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...   0.00%    INITIAL CLASS   $ 16.01      312,037
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...   0.35%    SERVICE CLASS   $ 15.16       61,313
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...   0.35%    SERVICE CLASS   $ 16.30      736,835
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...   0.75%    SERVICE CLASS   $ 13.89      377,725
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...   0.00%   SERVICE CLASS 2  $103.79        3,387

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.   0.00%    INITIAL CLASS   $ 11.38       42,947
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.   0.00%   SERVICE CLASS 2  $106.03          829

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    CONTRACT                                     UNITS
                                                    CHARGES**      SHARE CLASS*    UNIT VALUE OUTSTANDING
FUNDS                                               --------- -------------------- ---------- -----------
FIDELITY(R) VIP MID CAP PORTFOLIO..................   0.00%     SERVICE CLASS 2     $101.04       2,122

FRANKLIN INCOME SECURITIES FUND....................   0.00%         CLASS 2         $ 11.00      47,716
FRANKLIN INCOME SECURITIES FUND....................   0.35%         CLASS 2         $ 10.84       6,858
FRANKLIN INCOME SECURITIES FUND....................   0.35%         CLASS 2         $ 17.09     351,229

FRANKLIN RISING DIVIDENDS SECURITIES FUND..........   0.00%         CLASS 2         $114.98       3,213
FRANKLIN RISING DIVIDENDS SECURITIES FUND..........   0.35%         CLASS 2         $ 15.79      40,722

FRANKLIN SMALL CAP VALUE SECURITIES FUND...........   0.00%         CLASS 2         $102.79         501

FRANKLIN STRATEGIC INCOME SECURITIES FUND..........   0.00%         CLASS 2         $107.95       2,966

GOLDMAN SACHS VIT MID CAP VALUE FUND...............   0.00%      SERVICE SHARES     $101.32       1,321

INVESCO V.I. DIVIDEND GROWTH FUND..................   0.00%         SERIES I        $  6.51          60
INVESCO V.I. DIVIDEND GROWTH FUND..................   0.35%         SERIES I        $  6.38      27,385
INVESCO V.I. DIVIDEND GROWTH FUND..................   0.35%         SERIES I        $  6.58         306

INVESCO V.I. GLOBAL HEALTH CARE FUND...............   0.00%         SERIES I        $ 14.86       7,672
INVESCO V.I. GLOBAL HEALTH CARE FUND...............   0.35%         SERIES I        $ 13.74      41,037
INVESCO V.I. GLOBAL HEALTH CARE FUND...............   0.35%         SERIES I        $ 13.92         134

INVESCO V.I. GLOBAL REAL ESTATE FUND...............   0.00%        SERIES II        $104.03       2,660

INVESCO V.I. INTERNATIONAL GROWTH FUND.............   0.00%        SERIES II        $102.69       2,093

INVESCO V.I. MID CAP CORE EQUITY FUND..............   0.00%        SERIES II        $ 98.30         549

INVESCO V.I. SMALL CAP EQUITY FUND.................   0.00%        SERIES II        $108.41         567

INVESCO V.I. TECHNOLOGY FUND.......................   0.00%         SERIES I        $ 14.01       2,996
INVESCO V.I. TECHNOLOGY FUND.......................   0.35%         SERIES I        $ 10.53      18,080
INVESCO V.I. TECHNOLOGY FUND.......................   0.35%         SERIES I        $ 12.17         947

INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...   0.00%         SERIES I        $ 10.87         934
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...   0.35%         SERIES I        $ 11.30      37,010
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...   0.35%         SERIES I        $ 12.89       1,273

IVY FUNDS VIP ENERGY...............................   0.00%      COMMON SHARES      $104.08       3,483

IVY FUNDS VIP MID CAP GROWTH.......................   0.00%      COMMON SHARES      $115.13       2,947

IVY FUNDS VIP SMALL CAP GROWTH.....................   0.00%      COMMON SHARES      $101.49       1,026

JANUS ASPEN SERIES BALANCED PORTFOLIO..............   0.35%   INSTITUTIONAL SHARES  $ 16.66      55,264
JANUS ASPEN SERIES BALANCED PORTFOLIO..............   0.35%   INSTITUTIONAL SHARES  $ 16.97     354,583
JANUS ASPEN SERIES BALANCED PORTFOLIO..............   0.75%   INSTITUTIONAL SHARES  $ 16.10      64,326

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO............   0.00%   INSTITUTIONAL SHARES  $  8.62     193,587
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO............   0.35%   INSTITUTIONAL SHARES  $  8.47      76,069
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO............   0.35%   INSTITUTIONAL SHARES  $ 10.22     848,094
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO............   0.75%   INSTITUTIONAL SHARES  $ 13.49      98,848

JANUS ASPEN SERIES FORTY PORTFOLIO.................   0.00%   INSTITUTIONAL SHARES  $ 10.52     451,334
JANUS ASPEN SERIES FORTY PORTFOLIO.................   0.35%   INSTITUTIONAL SHARES  $ 12.68      51,989
JANUS ASPEN SERIES FORTY PORTFOLIO.................   0.35%   INSTITUTIONAL SHARES  $ 13.39     365,688
JANUS ASPEN SERIES FORTY PORTFOLIO.................   0.75%   INSTITUTIONAL SHARES  $  9.73     295,445
JANUS ASPEN SERIES FORTY PORTFOLIO.................   0.35%      SERVICE SHARES     $ 16.43     110,930
JANUS ASPEN SERIES FORTY PORTFOLIO.................   0.35%      SERVICE SHARES     $ 16.56      10,618

JANUS ASPEN SERIES OVERSEAS PORTFOLIO..............   0.00%   INSTITUTIONAL SHARES  $ 17.09     121,669
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..............   0.35%      SERVICE SHARES     $ 22.15       8,388
JANUS ASPEN SERIES OVERSEAS PORTFOLIO..............   0.35%      SERVICE SHARES     $ 22.21     160,084

JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO.   0.00%      SERVICE SHARES     $ 17.17      73,848

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       CONTRACT                                     UNITS
                                                       CHARGES**      SHARE CLASS*    UNIT VALUE OUTSTANDING
FUNDS                                                  --------- -------------------- ---------- -----------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.00%   INSTITUTIONAL SHARES  $  7.62      46,406
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.35%   INSTITUTIONAL SHARES  $  7.32      53,347
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.35%   INSTITUTIONAL SHARES  $  8.32     715,645
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.75%   INSTITUTIONAL SHARES  $  5.80     392,270

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...   0.00%      SERVICE SHARES     $ 93.47       9,789

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................   0.00%      SERVICE CLASS      $104.96       3,758

MFS(R) INVESTORS GROWTH STOCK SERIES..................   0.00%      SERVICE CLASS      $106.19         190

MFS(R) INVESTORS TRUST SERIES.........................   0.00%      SERVICE CLASS      $100.25         159

MFS(R) UTILITIES SERIES...............................   0.00%      INITIAL CLASS      $ 31.97       5,338
MFS(R) UTILITIES SERIES...............................   0.35%      INITIAL CLASS      $ 28.33       3,106
MFS(R) UTILITIES SERIES...............................   0.35%      INITIAL CLASS      $ 29.56      40,575

MULTIMANAGER AGGRESSIVE EQUITY........................   0.00%            B            $ 81.90      17,657

MULTIMANAGER CORE BOND................................   0.00%            A            $ 12.92     575,110
MULTIMANAGER CORE BOND................................   0.00%            B            $163.14       9,086

MULTIMANAGER INTERNATIONAL EQUITY.....................   0.00%            B            $158.89       6,845

MULTIMANAGER LARGE CAP CORE EQUITY....................   0.00%            B            $142.67       1,714

MULTIMANAGER LARGE CAP VALUE..........................   0.00%            A            $  7.82     473,007
MULTIMANAGER LARGE CAP VALUE..........................   0.00%            B            $158.87       6,999

MULTIMANAGER MID CAP GROWTH...........................   0.00%            B            $189.57       2,389

MULTIMANAGER MID CAP VALUE............................   0.00%            B            $149.25       6,434

MULTIMANAGER MULTI-SECTOR BOND........................   0.35%            A            $ 13.81       1,163
MULTIMANAGER MULTI-SECTOR BOND........................   0.35%            A            $ 14.40      82,161
MULTIMANAGER MULTI-SECTOR BOND........................   0.00%            B            $129.77      10,140

MULTIMANAGER SMALL CAP GROWTH.........................   0.00%            B            $ 11.48      60,585
MULTIMANAGER SMALL CAP GROWTH.........................   0.00%            B            $118.32       5,587
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%            B            $ 11.01       1,574
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%            B            $ 11.06     204,503
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%            B            $ 15.90      40,722
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%            B            $ 16.34     340,039
MULTIMANAGER SMALL CAP GROWTH.........................   0.75%            B            $ 10.19      60,693

MULTIMANAGER SMALL CAP VALUE..........................   0.00%            B            $184.48       2,501

MULTIMANAGER TECHNOLOGY...............................   0.00%            B            $204.36       6,417

MUTUAL SHARES SECURITIES FUND.........................   0.00%         CLASS 2         $101.93       1,140

OPPENHEIMER GLOBAL SECURITIES FUND/VA.................   0.35%      SERVICE CLASS      $ 18.35      96,846

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.00%      ADVISOR CLASS      $114.84       2,483

PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%   ADMINISTRATIVE CLASS  $ 20.03       9,192
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%   ADMINISTRATIVE CLASS  $ 21.13      62,501
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%   ADMINISTRATIVE CLASS  $ 21.91      98,749
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%   ADMINISTRATIVE CLASS  $ 21.99       1,323

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..   0.00%      ADVISOR CLASS      $117.29       5,482

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                       CONTRACT                               UNITS
                                                       CHARGES**   SHARE CLASS* UNIT VALUE OUTSTANDING
FUNDS                                                  --------- -------------- ---------- -----------
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.   0.00%   ADVISOR CLASS   $108.31      14,817

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............   0.00%      CLASS II     $101.56       1,283

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........   0.00%      CLASS 2      $ 95.62     153,438

TEMPLETON GLOBAL BOND SECURITIES FUND.................   0.00%      CLASS 2      $104.25     146,295

TEMPLETON GROWTH SECURITIES FUND......................   0.00%      CLASS 2      $ 97.10         257

UIF EMERGING MARKETS DEBT PORTFOLIO...................   0.00%      CLASS I      $ 25.01       6,511

VAN ECK VIP EMERGING MARKETS FUND.....................   0.00%   INITIAL CLASS   $ 17.91      84,967

VAN ECK VIP GLOBAL BOND FUND..........................   0.00%   INITIAL CLASS   $ 22.19       9,901

VAN ECK VIP GLOBAL HARD ASSETS FUND...................   0.00%   CLASS S SHARES  $ 97.60       4,240
VAN ECK VIP GLOBAL HARD ASSETS FUND...................   0.00%   INITIAL CLASS   $ 43.84       7,944

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 4 of these financial statements.
**Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.

                                    FSA-27

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                   AMERICAN
                                                                    ALL ASSET   CENTURY VP MID AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION*  CAP VALUE FUND  ALLOCATION*    STRATEGY*
                                                                   -----------  -------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   925,965     $ 1,189      $   242,046    $  63,465
  Expenses:
   Less: Asset-based charges......................................     440,002          --            2,740           --
                                                                   -----------     -------      -----------    ---------

NET INVESTMENT INCOME (LOSS)......................................     485,963       1,189          239,306       63,465
                                                                   -----------     -------      -----------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (1,248,213)        621         (433,977)      26,140
   Realized gain distribution from The Trusts.....................   1,560,383       1,431          456,194       68,228
                                                                   -----------     -------      -----------    ---------
  Net realized gain (loss)........................................     312,170       2,052           22,217       94,368
                                                                   -----------     -------      -----------    ---------

  Change in unrealized appreciation (depreciation) of investments.  (3,430,747)     (5,325)      (1,683,342)    (276,369)
                                                                   -----------     -------      -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (3,118,577)     (3,273)      (1,661,125)    (182,001)
                                                                   -----------     -------      -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(2,632,614)    $(2,084)     $(1,421,819)   $(118,536)
                                                                   ===========     =======      ===========    =========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 48,314         $ 20,000
  Expenses:
   Less: Asset-based charges......................................        3,202               --
                                                                       --------         --------

NET INVESTMENT INCOME (LOSS)......................................       45,112           20,000
                                                                       --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (1,184)          21,866
   Realized gain distribution from The Trusts.....................       55,168           19,718
                                                                       --------         --------
  Net realized gain (loss)........................................       53,984           41,584
                                                                       --------         --------

  Change in unrealized appreciation (depreciation) of investments.      (51,874)         (92,029)
                                                                       --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        2,110          (50,445)
                                                                       --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 47,222         $(30,445)
                                                                       ========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-28

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE-PLUS AXA CONSERVATIVE AXA GROWTH AXA MODERATE
                                                                        ALLOCATION*         STRATEGY*     STRATEGY*  ALLOCATION*
                                                                   --------------------- ---------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  89,001           $ 11,587     $  67,574  $   466,037
  Expenses:
   Less: Asset-based charges......................................           5,776                 --            --       14,016
                                                                         ---------           --------     ---------  -----------

NET INVESTMENT INCOME (LOSS)......................................          83,225             11,587        67,574      452,021
                                                                         ---------           --------     ---------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (38,247)              (344)       60,709     (189,363)
   Realized gain distribution from The Trusts.....................         130,386              9,722        77,192      726,400
                                                                         ---------           --------     ---------  -----------
  Net realized gain (loss)........................................          92,139              9,378       137,901      537,037
                                                                         ---------           --------     ---------  -----------

  Change in unrealized appreciation (depreciation) of investments.        (222,578)           (15,944)     (468,758)  (1,740,205)
                                                                         ---------           --------     ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (130,439)            (6,566)     (330,857)  (1,203,168)
                                                                         ---------           --------     ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $ (47,214)          $  5,021     $(263,283) $  (751,147)
                                                                         =========           ========     =========  ===========

                                                                     AXA MODERATE    AXA MODERATE-
                                                                   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 165,567       $   882,267
  Expenses:
   Less: Asset-based charges......................................           --            16,254
                                                                      ---------       -----------

NET INVESTMENT INCOME (LOSS)......................................      165,567           866,013
                                                                      ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       48,050          (371,861)
   Realized gain distribution from The Trusts.....................      188,843         1,568,208
                                                                      ---------       -----------
  Net realized gain (loss)........................................      236,893         1,196,347
                                                                      ---------       -----------

  Change in unrealized appreciation (depreciation) of investments.     (907,713)       (5,119,777)
                                                                      ---------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (670,820)       (3,923,430)
                                                                      ---------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(505,253)      $(3,057,417)
                                                                      =========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-29

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                            AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER
                                                                   MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*
                                                                   ------------ ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    23      $   210       $    11       $  1,151
  Expenses:
   Less: Asset-based charges......................................        --           --            --             --
                                                                     -------      -------       -------       --------

NET INVESTMENT INCOME (LOSS)......................................        23          210            11          1,151
                                                                     -------      -------       -------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,383        1,715         1,652            502
   Realized gain distribution from The Trusts.....................     1,377          513           866            481
                                                                     -------      -------       -------       --------
  Net realized gain (loss)........................................     2,760        2,228         2,518            983
                                                                     -------      -------       -------       --------

  Change in unrealized appreciation (depreciation) of investments.    (8,275)      (4,064)       (6,378)       (14,989)
                                                                     -------      -------       -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (5,515)      (1,836)       (3,860)       (14,006)
                                                                     -------      -------       -------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(5,492)     $(1,626)      $(3,849)      $(12,855)
                                                                     =======      =======       =======       ========

                                                                    DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN
                                                                   INDEX FUND, INC.  SMALL CAP GROWTH*
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 408,755          $      --
  Expenses:
   Less: Asset-based charges......................................       57,719              2,047
                                                                      ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      351,036             (2,047)
                                                                      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (951,318)            15,209
   Realized gain distribution from The Trusts.....................      151,101             88,185
                                                                      ---------          ---------
  Net realized gain (loss)........................................     (800,217)           103,394
                                                                      ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.      790,107           (124,678)
                                                                      ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (10,110)           (21,284)
                                                                      ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 340,926          $ (23,331)
                                                                      =========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-30

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL
                                                                   BASIC VALUE  ADVISORS EQUITY   SOCIALLY    GUARDIAN
                                                                     EQUITY*        INCOME*     RESPONSIBLE* RESEARCH*
                                                                   ------------ --------------- ------------ ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  47,260      $ 318,649      $  7,768    $ 37,142
  Expenses:
   Less: Asset-based charges......................................      2,717         31,669         5,212      16,916
                                                                    ---------      ---------      --------    --------

NET INVESTMENT INCOME (LOSS)......................................     44,543        286,980         2,556      20,226
                                                                    ---------      ---------      --------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (57,602)      (697,478)      (56,213)    (60,901)
   Realized gain distribution from The Trusts.....................         --             --            --          --
                                                                    ---------      ---------      --------    --------
  Net realized gain (loss)........................................    (57,602)      (697,478)      (56,213)    (60,901)
                                                                    ---------      ---------      --------    --------

  Change in unrealized appreciation (depreciation) of investments.   (111,901)       354,385        55,081     184,753
                                                                    ---------      ---------      --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (169,503)      (343,093)       (1,132)    123,852
                                                                    ---------      ---------      --------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(124,960)     $ (56,113)     $  1,424    $144,078
                                                                    =========      =========      ========    ========

                                                                    EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500
                                                                   STOCK INDEX*    INDEX*       INDEX*
                                                                   ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 57,095    $  752,101    $ 68,065
  Expenses:
   Less: Asset-based charges......................................         --        74,211          --
                                                                     --------    ----------    --------

NET INVESTMENT INCOME (LOSS)......................................     57,095       677,890      68,065
                                                                     --------    ----------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (57,279)      (71,135)    (17,143)
   Realized gain distribution from The Trusts.....................         --            --          --
                                                                     --------    ----------    --------
  Net realized gain (loss)........................................    (57,279)      (71,135)    (17,143)
                                                                     --------    ----------    --------

  Change in unrealized appreciation (depreciation) of investments.      6,115     1,091,790      13,192
                                                                     --------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (51,164)    1,020,655      (3,951)
                                                                     --------    ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  5,931    $1,698,545    $ 64,114
                                                                     ========    ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-31

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                  EQ/GAMCO
                                                                    EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL EQ/GLOBAL
                                                                   GROWTH PLUS* ACQUISITIONS* COMPANY VALUE* BOND PLUS*
                                                                   ------------ ------------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  26,987     $  1,470     $    51,891    $41,510
  Expenses:
   Less: Asset-based charges......................................     34,536           --         372,336         --
                                                                    ---------     --------     -----------    -------

NET INVESTMENT INCOME (LOSS)......................................     (7,549)       1,470        (320,445)    41,510
                                                                    ---------     --------     -----------    -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (198,615)      (1,017)      3,773,412     (7,758)
   Realized gain distribution from The Trusts.....................         --       28,997         748,636      4,284
                                                                    ---------     --------     -----------    -------
  Net realized gain (loss)........................................   (198,615)      27,980       4,522,048     (3,474)
                                                                    ---------     --------     -----------    -------

  Change in unrealized appreciation (depreciation) of investments.   (436,254)     (21,501)     (7,072,598)    12,158
                                                                    ---------     --------     -----------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (634,869)       6,479      (2,550,550)     8,684
                                                                    ---------     --------     -----------    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(642,418)    $  7,949     $(2,870,995)   $50,194
                                                                    =========     ========     ===========    =======

                                                                   EQ/GLOBAL MULTI-
                                                                    SECTOR EQUITY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 105,501
  Expenses:
   Less: Asset-based charges......................................        3,488
                                                                      ---------

NET INVESTMENT INCOME (LOSS)......................................      102,013
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (309,359)
   Realized gain distribution from The Trusts.....................           --
                                                                      ---------
  Net realized gain (loss)........................................     (309,359)
                                                                      ---------

  Change in unrealized appreciation (depreciation) of investments.     (509,798)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (819,157)
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(717,144)
                                                                      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-32

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/INTERMEDIATE
                                                                     GOVERNMENT    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                     BOND INDEX*      CORE PLUS*     EQUITY INDEX*
                                                                   --------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $102,260        $  25,386        $  95,083
  Expenses:
   Less: Asset-based charges......................................      29,896               --               --
                                                                      --------        ---------        ---------

NET INVESTMENT INCOME (LOSS)......................................      72,364           25,386           95,083
                                                                      --------        ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      45,788            3,062         (147,267)
   Realized gain distribution from The Trusts.....................          --               --               --
                                                                      --------        ---------        ---------
  Net realized gain (loss)........................................      45,788            3,062         (147,267)
                                                                      --------        ---------        ---------

  Change in unrealized appreciation (depreciation) of investments.     728,848         (179,607)        (341,403)
                                                                      --------        ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     774,636         (176,545)        (488,670)
                                                                      --------        ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $847,000        $(151,159)       $(393,587)
                                                                      ========        =========        =========

                                                                                     EQ/JPMORGAN
                                                                   EQ/INTERNATIONAL     VALUE
                                                                     VALUE PLUS*    OPPORTUNITIES*
                                                                   ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   115,321       $  5,513
  Expenses:
   Less: Asset-based charges......................................            --             --
                                                                     -----------       --------

NET INVESTMENT INCOME (LOSS)......................................       115,321          5,513
                                                                     -----------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (122,952)            67
   Realized gain distribution from The Trusts.....................            --             --
                                                                     -----------       --------
  Net realized gain (loss)........................................      (122,952)            67
                                                                     -----------       --------

  Change in unrealized appreciation (depreciation) of investments.      (883,159)       (27,829)
                                                                     -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,006,111)       (27,762)
                                                                     -----------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (890,790)      $(22,249)
                                                                     ===========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-33

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP
                                                                    CORE PLUS*  GROWTH INDEX* GROWTH PLUS* VALUE INDEX*
                                                                   ------------ ------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,550      $ 9,163      $ 5,563     $ 106,331
  Expenses:
   Less: Asset-based charges......................................         --           --           --        11,995
                                                                     --------      -------      -------     ---------

NET INVESTMENT INCOME (LOSS)......................................      3,550        9,163        5,563        94,336
                                                                     --------      -------      -------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      5,362        2,256       (3,155)     (244,865)
   Realized gain distribution from The Trusts.....................     10,300           --           --            --
                                                                     --------      -------      -------     ---------
  Net realized gain (loss)........................................     15,662        2,256       (3,155)     (244,865)
                                                                     --------      -------      -------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (32,644)       5,787        9,073       318,174
                                                                     --------      -------      -------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (16,982)       8,043        5,918        73,309
                                                                     --------      -------      -------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(13,432)     $17,206      $11,481     $ 167,645
                                                                     ========      =======      =======     =========

                                                                   EQ/LARGE CAP EQ/LORD ABBETT
                                                                   VALUE PLUS*  LARGE CAP CORE*
                                                                   ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  98,729      $  3,991
  Expenses:
   Less: Asset-based charges......................................      3,141            --
                                                                    ---------      --------

NET INVESTMENT INCOME (LOSS)......................................     95,588         3,991
                                                                    ---------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (380,811)        9,590
   Realized gain distribution from The Trusts.....................         --            --
                                                                    ---------      --------
  Net realized gain (loss)........................................   (380,811)        9,590
                                                                    ---------      --------

  Change in unrealized appreciation (depreciation) of investments.    (84,299)      (55,468)
                                                                    ---------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (465,110)      (45,878)
                                                                    ---------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(369,522)     $(41,887)
                                                                    =========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-34

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/MFS INTERNATIONAL                   EQ/MID CAP   EQ/MONEY
                                                                         GROWTH*        EQ/MID CAP INDEX* VALUE PLUS*  MARKET*
                                                                   -------------------- ----------------- -----------  --------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   102,967          $  36,994     $   139,938  $  1,929
  Expenses:
   Less: Asset-based charges......................................          86,586              9,477          34,637    50,168
                                                                       -----------          ---------     -----------  --------

NET INVESTMENT INCOME (LOSS)......................................          16,381             27,517         105,301   (48,239)
                                                                       -----------          ---------     -----------  --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         168,217           (173,491)       (906,727)    2,139
   Realized gain distribution from The Trusts.....................         423,629                 --              --        --
                                                                       -----------          ---------     -----------  --------
  Net realized gain (loss)........................................         591,846           (173,491)       (906,727)    2,139
                                                                       -----------          ---------     -----------  --------

  Change in unrealized appreciation (depreciation) of investments.      (2,464,312)            30,142        (458,637)   (4,150)
                                                                       -----------          ---------     -----------  --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (1,872,466)          (143,349)     (1,365,364)   (2,011)
                                                                       -----------          ---------     -----------  --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(1,856,085)         $(115,832)    $(1,260,063) $(50,250)
                                                                       ===========          =========     ===========  ========

                                                                   EQ/MONTAG &
                                                                    CALDWELL   EQ/MORGAN STANLEY
                                                                     GROWTH*    MID CAP GROWTH*
                                                                   ----------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  239,207     $    27,502
  Expenses:
   Less: Asset-based charges......................................    165,944          27,779
                                                                   ----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     73,263            (277)
                                                                   ----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  1,969,811         305,232
   Realized gain distribution from The Trusts.....................         --         766,670
                                                                   ----------     -----------
  Net realized gain (loss)........................................  1,969,811       1,071,902
                                                                   ----------     -----------

  Change in unrealized appreciation (depreciation) of investments.   (855,950)     (1,880,224)
                                                                   ----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  1,113,861        (808,322)
                                                                   ----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $1,187,124     $  (808,599)
                                                                   ==========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-35

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL    EQ/T. ROWE PRICE
                                                                    SHORT BOND*   BOND PLUS* COMPANY INDEX*  GROWTH STOCK*
                                                                   -------------- ---------- -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 35,429    $ 218,761    $  62,802       $      --
  Expenses:
   Less: Asset-based charges......................................       9,316       45,443        3,329         211,700
                                                                      --------    ---------    ---------       ---------

NET INVESTMENT INCOME (LOSS)......................................      26,113      173,318       59,473        (211,700)
                                                                      --------    ---------    ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (50,428)    (136,571)     (68,385)        160,983
   Realized gain distribution from The Trusts.....................          --           --      635,782              --
                                                                      --------    ---------    ---------       ---------
  Net realized gain (loss)........................................     (50,428)    (136,571)     567,397         160,983
                                                                      --------    ---------    ---------       ---------

  Change in unrealized appreciation (depreciation) of investments.       6,362       30,386     (900,834)       (836,722)
                                                                      --------    ---------    ---------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (44,066)    (106,185)    (333,437)       (675,739)
                                                                      --------    ---------    ---------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(17,953)   $  67,133    $(273,964)      $(887,439)
                                                                      ========    =========    =========       =========

                                                                   EQ/UBS GROWTH
                                                                     & INCOME*
                                                                   -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 110,812
  Expenses:
   Less: Asset-based charges......................................      56,918
                                                                     ---------

NET INVESTMENT INCOME (LOSS)......................................      53,894
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (15,995)
   Realized gain distribution from The Trusts.....................          --
                                                                     ---------
  Net realized gain (loss)........................................     (15,995)
                                                                     ---------

  Change in unrealized appreciation (depreciation) of investments.    (485,028)
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (501,023)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(447,129)
                                                                     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-36

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                FIDELITY(R) VIP FIDELITY(R) VIP
                                                                   EQ/VAN KAMPEN EQ/WELLS FARGO  ASSET MANAGER   CONTRAFUND(R)
                                                                     COMSTOCK*   OMEGA GROWTH*     PORTFOLIO       PORTFOLIO
                                                                   ------------- -------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  9,345      $      --         $ 154         $ 234,694
  Expenses:
   Less: Asset-based charges......................................         --             --            --            92,078
                                                                     --------      ---------         -----         ---------

NET INVESTMENT INCOME (LOSS)......................................      9,345             --           154           142,616
                                                                     --------      ---------         -----         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (5,524)        16,301            24          (978,767)
   Realized gain distribution from The Trusts.....................         --         25,845            34                --
                                                                     --------      ---------         -----         ---------
  Net realized gain (loss)........................................     (5,524)        42,146            58          (978,767)
                                                                     --------      ---------         -----         ---------

  Change in unrealized appreciation (depreciation) of investments.    (16,760)      (147,068)         (417)          116,096
                                                                     --------      ---------         -----         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (22,284)      (104,922)         (359)         (862,671)
                                                                     --------      ---------         -----         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(12,939)     $(104,922)        $(205)        $(720,055)
                                                                     ========      =========         =====         =========

                                                                   FIDELITY(R) VIP
                                                                   GROWTH & INCOME
                                                                      PORTFOLIO
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $10,284
  Expenses:
   Less: Asset-based charges......................................          --
                                                                       -------

NET INVESTMENT INCOME (LOSS)......................................      10,284
                                                                       -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (8,008)
   Realized gain distribution from The Trusts.....................          --
                                                                       -------
  Net realized gain (loss)........................................      (8,008)
                                                                       -------

  Change in unrealized appreciation (depreciation) of investments.       9,775
                                                                       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       1,767
                                                                       -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $12,051
                                                                       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-37

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP                 FRANKLIN RISING
                                                                       MID CAP     FRANKLIN INCOME    DIVIDENDS
                                                                      PORTFOLIO    SECURITIES FUND SECURITIES FUND
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $     50        $ 416,244        $12,502
  Expenses:
   Less: Asset-based charges......................................          --           23,241          2,181
                                                                      --------        ---------        -------

NET INVESTMENT INCOME (LOSS)......................................          50          393,003         10,321
                                                                      --------        ---------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,338         (201,143)        (6,719)
   Realized gain distribution from The Trusts.....................         395               --             --
                                                                      --------        ---------        -------
  Net realized gain (loss)........................................       2,733         (201,143)        (6,719)
                                                                      --------        ---------        -------

  Change in unrealized appreciation (depreciation) of investments.     (25,572)         (41,044)        49,585
                                                                      --------        ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (22,839)        (242,187)        42,866
                                                                      --------        ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(22,789)       $ 150,816        $53,187
                                                                      ========        =========        =======

                                                                   FRANKLIN SMALL      FRANKLIN
                                                                      CAP VALUE    STRATEGIC INCOME
                                                                   SECURITIES FUND SECURITIES FUND
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   210         $10,534
  Expenses:
   Less: Asset-based charges......................................          --              --
                                                                       -------         -------

NET INVESTMENT INCOME (LOSS)......................................         210          10,534
                                                                       -------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       1,073             917
   Realized gain distribution from The Trusts.....................          --              --
                                                                       -------         -------
  Net realized gain (loss)........................................       1,073             917
                                                                       -------         -------

  Change in unrealized appreciation (depreciation) of investments.      (1,802)         (9,794)
                                                                       -------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (729)         (8,877)
                                                                       -------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $  (519)        $ 1,657
                                                                       =======         =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-38

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   GOLDMAN SACHS  INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                                                                    VIT MID CAP     DIVIDEND     GLOBAL HEALTH GLOBAL REAL
                                                                    VALUE FUND   GROWTH FUND (1)   CARE FUND   ESTATE FUND
                                                                   ------------- --------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    779        $    --        $    --      $  9,266
  Expenses:
   Less: Asset-based charges......................................         --            411          1,989            --
                                                                     --------        -------        -------      --------

NET INVESTMENT INCOME (LOSS)......................................        779           (411)        (1,989)        9,266
                                                                     --------        -------        -------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      3,334         (2,993)        (2,767)        1,320
   Realized gain distribution from The Trusts.....................         --             --             --            --
                                                                     --------        -------        -------      --------
  Net realized gain (loss)........................................      3,334         (2,993)        (2,767)        1,320
                                                                     --------        -------        -------      --------

  Change in unrealized appreciation (depreciation) of investments.    (12,291)        22,707         28,551       (31,592)
                                                                     --------        -------        -------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (8,957)        19,714         25,784       (30,272)
                                                                     --------        -------        -------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ (8,178)       $19,303        $23,795      $(21,006)
                                                                     ========        =======        =======      ========

                                                                   INVESCO V.I.  INVESCO V.I.
                                                                   INTERNATIONAL MID CAP CORE
                                                                    GROWTH FUND  EQUITY FUND
                                                                   ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  1,156      $    45
  Expenses:
   Less: Asset-based charges......................................         --           --
                                                                     --------      -------

NET INVESTMENT INCOME (LOSS)......................................      1,156           45
                                                                     --------      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      2,230          622
   Realized gain distribution from The Trusts.....................         --           --
                                                                     --------      -------
  Net realized gain (loss)........................................      2,230          622
                                                                     --------      -------

  Change in unrealized appreciation (depreciation) of investments.    (16,658)      (4,105)
                                                                     --------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (14,428)      (3,483)
                                                                     --------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(13,272)     $(3,438)
                                                                     ========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.


                                    FSA-39

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                             INVESCO VAN
                                                                   INVESCO V.I. INVESCO V.I. KAMPEN V.I.              IVY FUNDS
                                                                    SMALL CAP    TECHNOLOGY  GLOBAL VALUE IVY FUNDS  VIP MID CAP
                                                                   EQUITY FUND      FUND     EQUITY FUND  VIP ENERGY   GROWTH
                                                                   ------------ ------------ ------------ ---------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    --      $    478     $ 17,442    $     --   $  7,847
  Expenses:
   Less: Asset-based charges......................................        --           775        1,659          --         --
                                                                     -------      --------     --------    --------   --------

NET INVESTMENT INCOME (LOSS)......................................        --          (297)      15,783          --      7,847
                                                                     -------      --------     --------    --------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       555         8,813      (19,476)      8,871      3,751
   Realized gain distribution from The Trusts.....................        --            --           --          --         --
                                                                     -------      --------     --------    --------   --------
  Net realized gain (loss)........................................       555         8,813      (19,476)      8,871      3,751
                                                                     -------      --------     --------    --------   --------

  Change in unrealized appreciation (depreciation) of investments.    (3,450)      (19,782)     (51,785)    (54,023)   (20,086)
                                                                     -------      --------     --------    --------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (2,895)      (10,969)     (71,261)    (45,152)   (16,335)
                                                                     -------      --------     --------    --------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(2,895)     $(11,266)    $(55,478)   $(45,152)  $ (8,488)
                                                                     =======      ========     ========    ========   ========

                                                                   IVY FUNDS VIP
                                                                     SMALL CAP
                                                                      GROWTH
                                                                   -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    517
  Expenses:
   Less: Asset-based charges......................................         --
                                                                     --------

NET INVESTMENT INCOME (LOSS)......................................        517
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      2,457
   Realized gain distribution from The Trusts.....................         --
                                                                     --------
  Net realized gain (loss)........................................      2,457
                                                                     --------

  Change in unrealized appreciation (depreciation) of investments.    (14,513)
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (12,056)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(11,539)
                                                                     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-40

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                     JANUS ASPEN      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                                   SERIES BALANCED SERIES ENTERPRISE SERIES FORTY SERIES OVERSEAS
                                                                      PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                   --------------- ----------------- ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 200,954        $      --     $    59,604    $    32,679
  Expenses:
   Less: Asset-based charges......................................       33,499           45,447          52,574         17,680
                                                                      ---------        ---------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................      167,455          (45,447)          7,030         14,999
                                                                      ---------        ---------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      207,089          654,278         453,868       (172,689)
   Realized gain distribution from The Trusts.....................      426,523               --              --         78,530
                                                                      ---------        ---------     -----------    -----------
  Net realized gain (loss)........................................      633,612          654,278         453,868        (94,159)
                                                                      ---------        ---------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.     (676,126)        (824,662)     (1,618,520)    (2,811,531)
                                                                      ---------        ---------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (42,514)        (170,384)     (1,164,652)    (2,905,690)
                                                                      ---------        ---------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 124,941        $(215,831)    $(1,157,622)   $(2,890,691)
                                                                      =========        =========     ===========    ===========

                                                                    JANUS ASPEN
                                                                   SERIES PERKINS
                                                                   MID CAP VALUE
                                                                     PORTFOLIO
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  7,984
  Expenses:
   Less: Asset-based charges......................................          --
                                                                      --------

NET INVESTMENT INCOME (LOSS)......................................       7,984
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (15,499)
   Realized gain distribution from The Trusts.....................          --
                                                                      --------
  Net realized gain (loss)........................................     (15,499)
                                                                      --------

  Change in unrealized appreciation (depreciation) of investments.     (30,861)
                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (46,360)
                                                                      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(38,376)
                                                                      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-41

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                     JANUS ASPEN    LAZARD RETIREMENT
                                                                   SERIES WORLDWIDE EMERGING MARKETS  MFS(R) INTERNATIONAL
                                                                      PORTFOLIO     EQUITY PORTFOLIO    VALUE PORTFOLIO
                                                                   ---------------- ----------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    60,837        $  19,634           $  3,154
  Expenses:
   Less: Asset-based charges......................................        46,271               --                 --
                                                                     -----------        ---------           --------

NET INVESTMENT INCOME (LOSS)......................................        14,566           19,634              3,154
                                                                     -----------        ---------           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (93,879)           2,767              4,572
   Realized gain distribution from The Trusts.....................            --               --                 --
                                                                     -----------        ---------           --------
  Net realized gain (loss)........................................       (93,879)           2,767              4,572
                                                                     -----------        ---------           --------

  Change in unrealized appreciation (depreciation) of investments.    (1,433,752)        (170,948)           (17,767)
                                                                     -----------        ---------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,527,631)        (168,181)           (13,195)
                                                                     -----------        ---------           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,513,065)       $(148,547)          $(10,041)
                                                                     ===========        =========           ========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) UTILITIES
                                                                        SERIES        TRUST SERIES        SERIES
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $  40            $ 108           $ 46,632
  Expenses:
   Less: Asset-based charges......................................         --               --              4,545
                                                                        -----            -----           --------

NET INVESTMENT INCOME (LOSS)......................................         40              108             42,087
                                                                        -----            -----           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        115              130            (28,724)
   Realized gain distribution from The Trusts.....................         --               --                 --
                                                                        -----            -----           --------
  Net realized gain (loss)........................................        115              130            (28,724)
                                                                        -----            -----           --------

  Change in unrealized appreciation (depreciation) of investments.       (415)            (452)            87,140
                                                                        -----            -----           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (300)            (322)            58,416
                                                                        -----            -----           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $(260)           $(214)          $100,503
                                                                        =====            =====           ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-42

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   MULTIMANAGER   MULTIMANAGER
                                                                      MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                                   AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                                   ------------------ ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $     --        $244,147     $  20,856      $    832
  Expenses:
   Less: Asset-based charges......................................            --              --            --            --
                                                                        --------        --------     ---------      --------

NET INVESTMENT INCOME (LOSS)......................................            --         244,147        20,856           832
                                                                        --------        --------     ---------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (5,325)         17,613       (73,653)          749
   Realized gain distribution from The Trusts.....................            --         303,457            --            --
                                                                        --------        --------     ---------      --------
  Net realized gain (loss)........................................        (5,325)        321,070       (73,653)          749
                                                                        --------        --------     ---------      --------

  Change in unrealized appreciation (depreciation) of investments.       (93,576)        (48,768)     (178,839)      (20,088)
                                                                        --------        --------     ---------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (98,901)        272,302      (252,492)      (19,339)
                                                                        --------        --------     ---------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $(98,901)       $516,449     $(231,636)     $(18,507)
                                                                        ========        ========     =========      ========

                                                                     MULTIMANAGER    MULTIMANAGER
                                                                   LARGE CAP VALUE* MID CAP GROWTH*
                                                                   ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  61,961        $     --
  Expenses:
   Less: Asset-based charges......................................           --              --
                                                                      ---------        --------

NET INVESTMENT INCOME (LOSS)......................................       61,961              --
                                                                      ---------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (49,528)          4,737
   Realized gain distribution from The Trusts.....................           --              --
                                                                      ---------        --------
  Net realized gain (loss)........................................      (49,528)          4,737
                                                                      ---------        --------

  Change in unrealized appreciation (depreciation) of investments.     (294,749)        (46,875)
                                                                      ---------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (344,277)        (42,138)
                                                                      ---------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(282,316)       $(42,138)
                                                                      =========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-43

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                                                                   MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                                                                   -------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     199        $  99,751         $        --
  Expenses:
   Less: Asset-based charges......................................          --            4,183              40,504
                                                                     ---------        ---------         -----------

NET INVESTMENT INCOME (LOSS)......................................         199           95,568             (40,504)
                                                                     ---------        ---------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      22,867         (139,513)           (311,916)
   Realized gain distribution from The Trusts.....................          --               --                  --
                                                                     ---------        ---------         -----------
  Net realized gain (loss)........................................      22,867         (139,513)           (311,916)
                                                                     ---------        ---------         -----------

  Change in unrealized appreciation (depreciation) of investments.    (170,862)         162,978          (1,678,064)
                                                                     ---------        ---------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (147,995)          23,465          (1,989,980)
                                                                     ---------        ---------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(147,796)       $ 119,033         $(2,030,484)
                                                                     =========        =========         ===========

                                                                     MULTIMANAGER
                                                                   SMALL CAP VALUE*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $    343
  Expenses:
   Less: Asset-based charges......................................           --
                                                                       --------

NET INVESTMENT INCOME (LOSS)......................................          343
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       13,187
   Realized gain distribution from The Trusts.....................           --
                                                                       --------
  Net realized gain (loss)........................................       13,187
                                                                       --------

  Change in unrealized appreciation (depreciation) of investments.      (56,844)
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (43,657)
                                                                       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(43,314)
                                                                       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-44

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011



                                                                                                   OPPENHEIMER
                                                                   MULTIMANAGER  MUTUAL SHARES  GLOBAL SECURITIES
                                                                   TECHNOLOGY*  SECURITIES FUND      FUND/VA
                                                                   ------------ --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     --       $ 2,351         $  20,264
  Expenses:
   Less: Asset-based charges......................................         --            --             6,800
                                                                     --------       -------         ---------

NET INVESTMENT INCOME (LOSS)......................................         --         2,351            13,464
                                                                     --------       -------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     14,627           460           (83,034)
   Realized gain distribution from The Trusts.....................         --            --                --
                                                                     --------       -------         ---------
  Net realized gain (loss)........................................     14,627           460           (83,034)
                                                                     --------       -------         ---------

  Change in unrealized appreciation (depreciation) of investments.    (79,656)       (7,057)          (98,402)
                                                                     --------       -------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (65,029)       (6,597)         (181,436)
                                                                     --------       -------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(65,029)      $(4,246)        $(167,972)
                                                                     ========       =======         =========

                                                                                          PIMCO VARIABLE
                                                                       PIMCO VARIABLE     INSURANCE TRUST
                                                                      INSURANCE TRUST       GLOBAL BOND
                                                                   COMMODITYREALRETURN(R)    PORTFOLIO
                                                                     STRATEGY PORTFOLIO     (UNHEDGED)
                                                                   ---------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................        $ 26,584           $ 95,906
  Expenses:
   Less: Asset-based charges......................................              --             13,076
                                                                          --------           --------

NET INVESTMENT INCOME (LOSS)......................................          26,584             82,830
                                                                          --------           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................           4,526             95,435
   Realized gain distribution from The Trusts.....................              --             83,149
                                                                          --------           --------
  Net realized gain (loss)........................................           4,526            178,584
                                                                          --------           --------

  Change in unrealized appreciation (depreciation) of investments.         (56,573)            (4,504)
                                                                          --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         (52,047)           174,080
                                                                          --------           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...        $(25,463)          $256,910
                                                                          ========           ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-45

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   PIMCO VARIABLE  PIMCO VARIABLE
                                                                   INSURANCE TRUST INSURANCE TRUST T. ROWE PRICE
                                                                     REAL RETURN    TOTAL RETURN   EQUITY INCOME
                                                                      PORTFOLIO       PORTFOLIO    PORTFOLIO - II
                                                                   --------------- --------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 7,447         $32,291        $ 1,414
  Expenses:
   Less: Asset-based charges......................................          --              --             --
                                                                       -------         -------        -------

NET INVESTMENT INCOME (LOSS)......................................       7,447          32,291          1,414
                                                                       -------         -------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (131)         (3,709)           307
   Realized gain distribution from The Trusts.....................      18,394          22,011             --
                                                                       -------         -------        -------
  Net realized gain (loss)........................................      18,263          18,302            307
                                                                       -------         -------        -------

  Change in unrealized appreciation (depreciation) of investments.      17,831          (9,867)        (1,439)
                                                                       -------         -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      36,094           8,435         (1,132)
                                                                       -------         -------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $43,541         $40,726        $   282
                                                                       =======         =======        =======

                                                                       TEMPLETON
                                                                   DEVELOPING MARKETS
                                                                    SECURITIES FUND
                                                                   ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   2,088
  Expenses:
   Less: Asset-based charges......................................            --
                                                                       ---------

NET INVESTMENT INCOME (LOSS)......................................         2,088
                                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          (763)
   Realized gain distribution from The Trusts.....................            --
                                                                       ---------
  Net realized gain (loss)........................................          (763)
                                                                       ---------

  Change in unrealized appreciation (depreciation) of investments.      (490,397)
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (491,160)
                                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(489,072)
                                                                       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-46

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                      TEMPLETON       TEMPLETON    UIF EMERGING VAN ECK VIP
                                                                     GLOBAL BOND       GROWTH      MARKETS DEBT   EMERGING
                                                                   SECURITIES FUND SECURITIES FUND  PORTFOLIO   MARKETS FUND
                                                                   --------------- --------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  38,368        $   320       $ 5,797     $  20,054
  Expenses:
   Less: Asset-based charges......................................           --             --            --            --
                                                                      ---------        -------       -------     ---------

NET INVESTMENT INCOME (LOSS)......................................       38,368            320         5,797        20,054
                                                                      ---------        -------       -------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        2,098         (1,582)        5,770       (23,339)
   Realized gain distribution from The Trusts.....................        4,461             --         1,806            --
                                                                      ---------        -------       -------     ---------
  Net realized gain (loss)........................................        6,559         (1,582)        7,576       (23,339)
                                                                      ---------        -------       -------     ---------

  Change in unrealized appreciation (depreciation) of investments.     (314,782)        (1,298)       (1,231)     (535,170)
                                                                      ---------        -------       -------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (308,223)        (2,880)        6,345      (558,509)
                                                                      ---------        -------       -------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(269,855)       $(2,560)      $12,142     $(538,455)
                                                                      =========        =======       =======     =========

                                                                   VAN ECK VIP VAN ECK VIP
                                                                   GLOBAL BOND GLOBAL HARD
                                                                      FUND     ASSETS FUND
                                                                   ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $19,953    $   7,549
  Expenses:
   Less: Asset-based charges......................................        --           --
                                                                     -------    ---------

NET INVESTMENT INCOME (LOSS)......................................    19,953        7,549
                                                                     -------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (332)      40,138
   Realized gain distribution from The Trusts.....................     5,087        8,348
                                                                     -------    ---------
  Net realized gain (loss)........................................     4,755       48,486
                                                                     -------    ---------

  Change in unrealized appreciation (depreciation) of investments.    (5,184)    (194,873)
                                                                     -------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (429)    (146,387)
                                                                     -------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $19,524    $(138,838)
                                                                     =======    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-47

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 ALL ASSET
                                                                                                ALLOCATION*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   485,963  $   522,325
  Net realized gain (loss) on investments...............................................     312,170      985,201
  Change in unrealized appreciation (depreciation) of investments.......................  (3,430,747)   7,459,582
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (2,632,614)   8,967,108
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   7,610,549    7,910,612
   Transfers between funds including guaranteed interest account, net...................  (2,694,632)  (2,515,249)
   Transfers for contract benefits and terminations.....................................  (5,415,767)  (5,187,833)
   Contract maintenance charges.........................................................  (6,054,837)  (6,593,225)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (6,554,687)  (6,385,695)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (9,187,301)   2,581,413
NET ASSETS -- BEGINNING OF PERIOD.......................................................  70,736,874   68,155,461
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $61,549,573  $70,736,874
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     394,062      458,875
  Redeemed..............................................................................    (708,845)    (786,529)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (314,783)    (327,654)
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS II
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

                                                                                         AMERICAN CENTURY VP
                                                                                         MID CAP VALUE FUND
                                                                                         -----------------
                                                                                           2011     2010 (A)
                                                                                         --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  1,189   $   185
  Net realized gain (loss) on investments...............................................    2,052        22
  Change in unrealized appreciation (depreciation) of investments.......................   (5,325)    1,594
                                                                                         --------   -------

  Net Increase (decrease) in net assets from operations.................................   (2,084)    1,801
                                                                                         --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   71,165    10,433
   Transfers between funds including guaranteed interest account, net...................   55,578    14,102
   Transfers for contract benefits and terminations.....................................       (7)       --
   Contract maintenance charges.........................................................  (13,316)   (1,168)
                                                                                         --------   -------

  Net increase (decrease) in net assets from contractowners transactions................  113,420    23,367
                                                                                         --------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------   -------

INCREASE (DECREASE) IN NET ASSETS.......................................................  111,336    25,168
NET ASSETS -- BEGINNING OF PERIOD.......................................................   25,168        --
                                                                                         --------   -------

NET ASSETS -- END OF PERIOD............................................................. $136,504   $25,168
                                                                                         ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------   -------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========   =======

UNIT ACTIVITY CLASS B
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------   -------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========   =======

UNIT ACTIVITY CLASS II
  Issued................................................................................    1,253       243
  Redeemed..............................................................................     (199)       (7)
                                                                                         --------   -------
  Net Increase (Decrease)...............................................................    1,054       236
                                                                                         ========   =======

                                                                                              AXA AGGRESSIVE
                                                                                                ALLOCATION*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   239,306  $   249,402
  Net realized gain (loss) on investments...............................................      22,217       12,798
  Change in unrealized appreciation (depreciation) of investments.......................  (1,683,342)   1,710,636
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (1,421,819)   1,972,836
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   4,292,084    4,769,996
   Transfers between funds including guaranteed interest account, net...................    (497,311)    (256,841)
   Transfers for contract benefits and terminations.....................................    (518,721)    (276,102)
   Contract maintenance charges.........................................................  (1,979,075)  (1,874,842)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................   1,296,977    2,362,211
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    (124,842)   4,335,047
NET ASSETS -- BEGINNING OF PERIOD.......................................................  17,566,059   13,231,012
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $17,441,217  $17,566,059
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --           --
  Redeemed..............................................................................          (2)          --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          (2)          --
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................      32,101       44,974
  Redeemed..............................................................................     (19,306)     (27,267)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................      12,795       17,707
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS II
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-48

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              AXA BALANCED
                                                                                                STRATEGY*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   63,465  $   27,310
  Net realized gain (loss) on investments...............................................     94,368      16,276
  Change in unrealized appreciation (depreciation) of investments.......................   (276,369)    118,503
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (118,536)    162,089
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  3,981,452   2,382,099
   Transfers between funds including guaranteed interest account, net...................     28,246      44,033
   Transfers for contract benefits and terminations.....................................    (80,113)     (1,599)
   Contract maintenance charges.........................................................   (697,650)   (274,557)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................  3,231,935   2,149,976
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  3,113,399   2,312,065
NET ASSETS -- BEGINNING OF PERIOD.......................................................  2,560,281     248,216
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $5,673,680  $2,560,281
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................     34,171      21,896
  Redeemed..............................................................................     (5,124)     (1,470)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     29,047      20,426
                                                                                         ==========  ==========

                                                                                            AXA CONSERVATIVE
                                                                                               ALLOCATION*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   45,112  $   49,608
  Net realized gain (loss) on investments...............................................     53,984     156,819
  Change in unrealized appreciation (depreciation) of investments.......................    (51,874)    (66,203)
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................     47,222     140,224
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    662,621     758,653
   Transfers between funds including guaranteed interest account, net...................    153,922    (147,570)
   Transfers for contract benefits and terminations.....................................   (157,038)    (77,718)
   Contract maintenance charges.........................................................   (318,372)   (267,835)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    341,133     265,530
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    388,355     405,754
NET ASSETS -- BEGINNING OF PERIOD.......................................................  2,496,553   2,090,799
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $2,884,908  $2,496,553
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         83      11,597
  Redeemed..............................................................................    (11,653)        (29)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (11,570)     11,568
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................     36,769      46,751
  Redeemed..............................................................................    (31,739)    (46,453)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      5,030         298
                                                                                         ==========  ==========

                                                                                           AXA CONSERVATIVE
                                                                                           GROWTH STRATEGY*
                                                                                         --------------------
                                                                                            2011       2010
                                                                                         ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   20,000  $  8,117
  Net realized gain (loss) on investments...............................................     41,584     6,746
  Change in unrealized appreciation (depreciation) of investments.......................    (92,029)   24,206
                                                                                         ----------  --------

  Net Increase (decrease) in net assets from operations.................................    (30,445)   39,069
                                                                                         ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  1,166,167   807,281
   Transfers between funds including guaranteed interest account, net...................    (46,814)   (9,074)
   Transfers for contract benefits and terminations.....................................         (5)     (490)
   Contract maintenance charges.........................................................   (205,321)  (78,726)
                                                                                         ----------  --------

  Net increase (decrease) in net assets from contractowners transactions................    914,027   718,991
                                                                                         ----------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --        --
                                                                                         ----------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................    883,582   758,060
NET ASSETS -- BEGINNING OF PERIOD.......................................................    788,009    29,949
                                                                                         ----------  --------

NET ASSETS -- END OF PERIOD............................................................. $1,671,591  $788,009
                                                                                         ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --        --
  Redeemed..............................................................................         --        --
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................         --        --
                                                                                         ==========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................     12,903     7,794
  Redeemed..............................................................................     (4,714)     (977)
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................      8,189     6,817
                                                                                         ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          AXA CONSERVATIVE-PLUS
                                                                                               ALLOCATION*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   83,225  $   97,187
  Net realized gain (loss) on investments...............................................     92,139      99,005
  Change in unrealized appreciation (depreciation) of investments.......................   (222,578)    205,590
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    (47,214)    401,782
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  1,048,475   1,209,313
   Transfers between funds including guaranteed interest account, net...................    112,498     626,071
   Transfers for contract benefits and terminations.....................................    (85,719)    (76,680)
   Contract maintenance charges.........................................................   (603,127)   (512,427)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    472,127   1,246,277
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    424,913   1,648,059
NET ASSETS -- BEGINNING OF PERIOD.......................................................  5,285,853   3,637,794
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $5,710,766  $5,285,853
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --         177
  Redeemed..............................................................................     (1,129)        (83)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (1,129)         94
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................     42,998      70,206
  Redeemed..............................................................................    (23,899)    (22,490)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     19,099      47,716
                                                                                         ==========  ==========

                                                                                           AXA CONSERVATIVE
                                                                                              STRATEGY*
                                                                                         -------------------
                                                                                            2011      2010
                                                                                         ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  11,587  $  6,350
  Net realized gain (loss) on investments...............................................     9,378     9,298
  Change in unrealized appreciation (depreciation) of investments.......................   (15,944)   (5,333)
                                                                                         ---------  --------

  Net Increase (decrease) in net assets from operations.................................     5,021    10,315
                                                                                         ---------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   519,021   536,618
   Transfers between funds including guaranteed interest account, net...................   (99,408)  (16,305)
   Transfers for contract benefits and terminations.....................................      (131)     (607)
   Contract maintenance charges.........................................................  (102,685)  (48,839)
                                                                                         ---------  --------

  Net increase (decrease) in net assets from contractowners transactions................   316,797   470,867
                                                                                         ---------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.        --        --
                                                                                         ---------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   321,818   481,182
NET ASSETS -- BEGINNING OF PERIOD.......................................................   538,737    57,555
                                                                                         ---------  --------

NET ASSETS -- END OF PERIOD............................................................. $ 860,555  $538,737
                                                                                         =========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................        --        --
  Redeemed..............................................................................        --        --
                                                                                         ---------  --------
  Net Increase (Decrease)...............................................................        --        --
                                                                                         =========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................     4,339     6,996
  Redeemed..............................................................................    (1,420)   (2,586)
                                                                                         ---------  --------
  Net Increase (Decrease)...............................................................     2,919     4,410
                                                                                         =========  ========

                                                                                          AXA GROWTH STRATEGY*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   67,574  $   26,600
  Net realized gain (loss) on investments...............................................    137,901      16,220
  Change in unrealized appreciation (depreciation) of investments.......................   (468,758)    171,216
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (263,283)    214,036
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  4,267,076   2,300,837
   Transfers between funds including guaranteed interest account, net...................     74,812      94,564
   Transfers for contract benefits and terminations.....................................    (97,028)     (3,998)
   Contract maintenance charges.........................................................   (807,051)   (315,377)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................  3,437,809   2,076,026
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  3,174,526   2,290,062
NET ASSETS -- BEGINNING OF PERIOD.......................................................  2,591,450     301,388
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $5,765,976  $2,591,450
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................     37,525      20,841
  Redeemed..............................................................................     (7,443)     (1,124)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     30,082      19,717
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-50

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               AXA MODERATE
                                                                                                ALLOCATION*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   452,021  $   546,600
  Net realized gain (loss) on investments...............................................     537,037      277,382
  Change in unrealized appreciation (depreciation) of investments.......................  (1,740,205)   1,554,611
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................    (751,147)   2,378,593
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   6,903,110    7,879,068
   Transfers between funds including guaranteed interest account, net...................     215,583      669,023
   Transfers for contract benefits and terminations.....................................  (1,097,284)    (584,530)
   Contract maintenance charges.........................................................  (3,515,611)  (3,141,555)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................   2,505,798    4,822,006
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   1,754,651    7,200,599
NET ASSETS -- BEGINNING OF PERIOD.......................................................  27,881,109   20,680,510
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $29,635,760  $27,881,109
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         129           71
  Redeemed..............................................................................         (37)         (40)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          92           31
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     161,144      214,367
  Redeemed..............................................................................    (132,147)    (154,721)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................      28,997       59,646
                                                                                         ===========  ===========

                                                                                               AXA MODERATE
                                                                                             GROWTH STRATEGY*
                                                                                         -----------------------
                                                                                             2011        2010
                                                                                         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   165,567  $   78,582
  Net realized gain (loss) on investments...............................................     236,893      37,967
  Change in unrealized appreciation (depreciation) of investments.......................    (907,713)    440,131
                                                                                         -----------  ----------

  Net Increase (decrease) in net assets from operations.................................    (505,253)    556,680
                                                                                         -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  10,946,521   6,610,079
   Transfers between funds including guaranteed interest account, net...................     (40,409)    477,866
   Transfers for contract benefits and terminations.....................................     (43,548)    (42,112)
   Contract maintenance charges.........................................................  (2,005,880)   (812,865)
                                                                                         -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   8,856,684   6,232,968
                                                                                         -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --          --
                                                                                         -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   8,351,431   6,789,648
NET ASSETS -- BEGINNING OF PERIOD.......................................................   7,435,921     646,273
                                                                                         -----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $15,787,352  $7,435,921
                                                                                         ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --          --
  Redeemed..............................................................................          --          --
                                                                                         -----------  ----------
  Net Increase (Decrease)...............................................................          --          --
                                                                                         ===========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      85,697      63,210
  Redeemed..............................................................................      (7,058)     (3,812)
                                                                                         -----------  ----------
  Net Increase (Decrease)...............................................................      78,639      59,398
                                                                                         ===========  ==========

                                                                                             AXA MODERATE-PLUS
                                                                                                ALLOCATION*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   866,013  $   914,774
  Net realized gain (loss) on investments...............................................   1,196,347      765,274
  Change in unrealized appreciation (depreciation) of investments.......................  (5,119,777)   4,154,187
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (3,057,417)   5,834,235
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  13,025,950   15,009,646
   Transfers between funds including guaranteed interest account, net...................    (219,738)    (609,939)
   Transfers for contract benefits and terminations.....................................  (1,614,035)    (870,921)
   Contract maintenance charges.........................................................  (6,598,061)  (6,040,121)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................   4,594,116    7,488,665
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   1,536,699   13,322,900
NET ASSETS -- BEGINNING OF PERIOD.......................................................  57,417,081   44,094,181
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $58,953,780  $57,417,081
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         488        4,337
  Redeemed..............................................................................        (378)        (172)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................         110        4,165
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     155,702      198,814
  Redeemed..............................................................................    (159,857)     (89,742)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................      (4,155)     109,072
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-51

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            AXA TACTICAL      AXA TACTICAL
                                                                                            MANAGER 400*      MANAGER 500*
                                                                                         -----------------  ----------------
                                                                                           2011    2010 (A)   2011   2010 (A)
                                                                                         --------  -------- -------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $     23  $    --  $   210  $    78
  Net realized gain (loss) on investments...............................................    2,760    1,175    2,228      564
  Change in unrealized appreciation (depreciation) of investments.......................   (8,275)   1,024   (4,064)   1,031
                                                                                         --------  -------  -------  -------

  Net Increase (decrease) in net assets from operations.................................   (5,492)   2,199   (1,626)   1,673
                                                                                         --------  -------  -------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   35,080   54,413   36,023   23,140
   Transfers between funds including guaranteed interest account, net...................  (17,370)   4,776   (7,715)   8,226
   Transfers for contract benefits and terminations.....................................       --       --       --       --
   Contract maintenance charges.........................................................   (8,556)    (956)  (8,278)  (1,574)
                                                                                         --------  -------  -------  -------

  Net increase (decrease) in net assets from contractowners transactions................    9,154   58,233   20,030   29,792
                                                                                         --------  -------  -------  -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --       --       --       --
                                                                                         --------  -------  -------  -------

INCREASE (DECREASE) IN NET ASSETS.......................................................    3,662   60,432   18,404   31,465
NET ASSETS -- BEGINNING OF PERIOD.......................................................   60,432       --   31,465       --
                                                                                         --------  -------  -------  -------

NET ASSETS -- END OF PERIOD............................................................. $ 64,094  $60,432  $49,869  $31,465
                                                                                         ========  =======  =======  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................      423      568      406      320
  Redeemed..............................................................................     (335)      (3)    (211)     (17)
                                                                                         --------  -------  -------  -------
  Net Increase (Decrease)...............................................................       88      565      195      303
                                                                                         ========  =======  =======  =======

                                                                                           AXA TACTICAL
                                                                                           MANAGER 2000*
                                                                                         ----------------
                                                                                           2011   2010 (A)
                                                                                         -------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    11  $     8
  Net realized gain (loss) on investments...............................................   2,518      751
  Change in unrealized appreciation (depreciation) of investments.......................  (6,378)   1,010
                                                                                         -------  -------

  Net Increase (decrease) in net assets from operations.................................  (3,849)   1,769
                                                                                         -------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  35,803   24,512
   Transfers between funds including guaranteed interest account, net...................  (2,797)   3,377
   Transfers for contract benefits and terminations.....................................      --       --
   Contract maintenance charges.........................................................  (7,711)  (1,385)
                                                                                         -------  -------

  Net increase (decrease) in net assets from contractowners transactions................  25,295   26,504
                                                                                         -------  -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      --       --
                                                                                         -------  -------

INCREASE (DECREASE) IN NET ASSETS.......................................................  21,446   28,273
NET ASSETS -- BEGINNING OF PERIOD.......................................................  28,273       --
                                                                                         -------  -------

NET ASSETS -- END OF PERIOD............................................................. $49,719  $28,273
                                                                                         =======  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................     451      268
  Redeemed..............................................................................    (192)      (1)
                                                                                         -------  -------
  Net Increase (Decrease)...............................................................     259      267
                                                                                         =======  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-52

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            AXA TACTICAL
                                                                                         MANAGER INTERNATIONAL*
                                                                                         ---------------------
                                                                                           2011      2010 (A)
                                                                                          --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  1,151    $   181
  Net realized gain (loss) on investments...............................................      983         38
  Change in unrealized appreciation (depreciation) of investments.......................  (14,989)       729
                                                                                          --------   -------

  Net Increase (decrease) in net assets from operations.................................  (12,855)       948
                                                                                          --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   46,592     26,426
   Transfers between funds including guaranteed interest account, net...................   22,745      5,916
   Transfers for contract benefits and terminations.....................................       --         --
   Contract maintenance charges.........................................................   (8,163)      (775)
                                                                                          --------   -------

  Net increase (decrease) in net assets from contractowners transactions................   61,174     31,567
                                                                                          --------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --         --
                                                                                          --------   -------

INCREASE (DECREASE) IN NET ASSETS.......................................................   48,319     32,515
NET ASSETS -- BEGINNING OF PERIOD.......................................................   32,515         --
                                                                                          --------   -------

NET ASSETS -- END OF PERIOD............................................................. $ 80,834    $32,515
                                                                                          ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................       --         --
  Redeemed..............................................................................       --         --
                                                                                          --------   -------
  Net Increase (Decrease)...............................................................       --         --
                                                                                          ========   =======

UNIT ACTIVITY CLASS B
  Issued................................................................................      845        314
  Redeemed..............................................................................     (238)        (4)
                                                                                          --------   -------
  Net Increase (Decrease)...............................................................      607        310
                                                                                          ========   =======

UNIT ACTIVITY INITIAL SHARES
  Issued................................................................................       --         --
  Redeemed..............................................................................       --         --
                                                                                          --------   -------
  Net Increase (Decrease)...............................................................       --         --
                                                                                          ========   =======

                                                                                               DREYFUS STOCK
                                                                                              INDEX FUND, INC.
                                                                                         -------------------------
                                                                                             2011         2010
                                                                                         -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   351,036  $    401,616
  Net realized gain (loss) on investments...............................................    (800,217)   (3,358,279)
  Change in unrealized appreciation (depreciation) of investments.......................     790,107     6,147,954
                                                                                         -----------  ------------

  Net Increase (decrease) in net assets from operations.................................     340,926     3,191,291
                                                                                         -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,471,113     1,661,657
   Transfers between funds including guaranteed interest account, net...................    (565,246)  (10,683,346)
   Transfers for contract benefits and terminations.....................................  (3,004,948)   (1,865,330)
   Contract maintenance charges.........................................................  (1,362,391)   (2,308,099)
                                                                                         -----------  ------------

  Net increase (decrease) in net assets from contractowners transactions................  (3,461,472)  (13,195,118)
                                                                                         -----------  ------------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --            --
                                                                                         -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (3,120,546)  (10,003,827)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  24,281,478    34,285,305
                                                                                         -----------  ------------

NET ASSETS -- END OF PERIOD............................................................. $21,160,932  $ 24,281,478
                                                                                         ===========  ============

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --            --
  Redeemed..............................................................................          --            --
                                                                                         -----------  ------------
  Net Increase (Decrease)...............................................................          --            --
                                                                                         ===========  ============

UNIT ACTIVITY CLASS B
  Issued................................................................................          --            --
  Redeemed..............................................................................          --            --
                                                                                         -----------  ------------
  Net Increase (Decrease)...............................................................          --            --
                                                                                         ===========  ============

UNIT ACTIVITY INITIAL SHARES
  Issued................................................................................     149,898       202,079
  Redeemed..............................................................................    (404,086)   (1,172,840)
                                                                                         -----------  ------------
  Net Increase (Decrease)...............................................................    (254,188)     (970,761)
                                                                                         ===========  ============

                                                                                          EQ/ALLIANCEBERNSTEIN
                                                                                            SMALL CAP GROWTH*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   (2,047) $   (1,555)
  Net realized gain (loss) on investments...............................................    103,394     (47,187)
  Change in unrealized appreciation (depreciation) of investments.......................   (124,678)    526,780
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    (23,331)    478,038
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    446,578     410,007
   Transfers between funds including guaranteed interest account, net...................    (75,697)     34,017
   Transfers for contract benefits and terminations.....................................   (142,364)    (51,156)
   Contract maintenance charges.........................................................   (187,894)   (150,066)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................     40,623     242,802
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................     17,292     720,840
NET ASSETS -- BEGINNING OF PERIOD.......................................................  2,040,360   1,319,520
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $2,057,652  $2,040,360
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      9,705       7,907
  Redeemed..............................................................................    (18,847)    (11,847)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (9,142)     (3,940)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      1,844       1,797
  Redeemed..............................................................................     (1,068)       (164)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        776       1,633
                                                                                         ==========  ==========

UNIT ACTIVITY INITIAL SHARES
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-53

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              EQ/BLACKROCK
                                                                                           BASIC VALUE EQUITY*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   44,543  $   35,863
  Net realized gain (loss) on investments...............................................    (57,602)   (126,233)
  Change in unrealized appreciation (depreciation) of investments.......................   (111,901)    466,038
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (124,960)    375,668
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    944,201     872,543
   Transfers between funds including guaranteed interest account, net...................     85,043     400,771
   Transfers for contract benefits and terminations.....................................   (105,263)    (91,885)
   Contract maintenance charges.........................................................   (343,597)   (261,853)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    580,384     919,576
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    455,424   1,295,244
NET ASSETS -- BEGINNING OF PERIOD.......................................................  3,293,003   1,997,759
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $3,748,427  $3,293,003
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................     12,314      15,248
  Redeemed..............................................................................    (15,875)    (15,030)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (3,561)        218
                                                                                         ==========  ==========

                                                                                            EQ/BOSTON ADVISORS
                                                                                              EQUITY INCOME*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   286,980  $   357,001
  Net realized gain (loss) on investments...............................................    (697,478)  (1,026,217)
  Change in unrealized appreciation (depreciation) of investments.......................     354,385    3,001,401
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................     (56,113)   2,332,185
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,104,700    1,056,687
   Transfers between funds including guaranteed interest account, net...................    (338,845)    (500,138)
   Transfers for contract benefits and terminations.....................................    (818,456)  (1,067,635)
   Contract maintenance charges.........................................................  (1,031,012)    (991,149)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (1,083,613)  (1,502,235)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,139,726)     829,950
NET ASSETS -- BEGINNING OF PERIOD.......................................................  16,769,303   15,939,353
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $15,629,577  $16,769,303
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................       3,499       11,204
  Redeemed..............................................................................     (42,421)     (61,264)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (38,922)     (50,060)
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................      81,761       77,443
  Redeemed..............................................................................    (122,187)    (147,493)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (40,426)     (70,050)
                                                                                         ===========  ===========

                                                                                           EQ/CALVERT SOCIALLY
                                                                                              RESPONSIBLE*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    2,556  $   (4,315)
  Net realized gain (loss) on investments...............................................    (56,213)    (65,336)
  Change in unrealized appreciation (depreciation) of investments.......................     55,081     229,250
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................      1,424     159,599
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    215,958     192,340
   Transfers between funds including guaranteed interest account, net...................    (74,735)    (15,623)
   Transfers for contract benefits and terminations.....................................    (78,066)   (247,525)
   Contract maintenance charges.........................................................   (108,706)   (106,865)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    (45,549)   (177,673)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    (44,125)    (18,074)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,384,655   1,402,729
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,340,530  $1,384,655
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     26,260      25,368
  Redeemed..............................................................................    (34,182)    (52,377)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (7,922)    (27,009)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      3,222       3,645
  Redeemed..............................................................................     (3,158)     (4,230)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         64        (585)
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-54

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQ/CAPITAL
                                                                                           GUARDIAN RESEARCH*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   20,226  $   21,058
  Net realized gain (loss) on investments...............................................    (60,901)   (311,964)
  Change in unrealized appreciation (depreciation) of investments.......................    184,753     816,107
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    144,078     525,201
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    384,295     403,003
   Transfers between funds including guaranteed interest account, net...................   (219,310)   (307,146)
   Transfers for contract benefits and terminations.....................................   (135,761)   (193,858)
   Contract maintenance charges.........................................................   (270,121)   (270,058)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (240,897)   (368,059)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       (504)         --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    (97,323)    157,142
NET ASSETS -- BEGINNING OF PERIOD.......................................................  3,936,048   3,778,906
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $3,838,725  $3,936,048
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     38,523      81,765
  Redeemed..............................................................................    (63,661)   (123,853)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (25,138)    (42,088)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................        296         258
  Redeemed..............................................................................       (100)        (99)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        196         159
                                                                                         ==========  ==========

                                                                                             EQ/COMMON STOCK
                                                                                                 INDEX*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   57,095  $   42,173
  Net realized gain (loss) on investments...............................................    (57,279)    (59,650)
  Change in unrealized appreciation (depreciation) of investments.......................      6,115     500,245
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................      5,931     482,768
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  1,409,763   1,095,901
   Transfers between funds including guaranteed interest account, net...................    (72,368)    (23,443)
   Transfers for contract benefits and terminations.....................................   (123,000)    (74,310)
   Contract maintenance charges.........................................................   (461,168)   (380,022)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    753,227     618,126
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    759,158   1,100,894
NET ASSETS -- BEGINNING OF PERIOD.......................................................  3,629,271   2,528,377
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $4,388,429  $3,629,271
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................        478       3,620
  Redeemed..............................................................................       (698)    (10,621)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................       (220)     (7,001)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................     11,598       9,727
  Redeemed..............................................................................     (3,965)     (1,412)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      7,633       8,315
                                                                                         ==========  ==========

                                                                                               EQ/CORE BOND
                                                                                                  INDEX*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   677,890  $   820,088
  Net realized gain (loss) on investments...............................................     (71,135)    (180,883)
  Change in unrealized appreciation (depreciation) of investments.......................   1,091,790    1,508,699
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................   1,698,545    2,147,904
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   2,431,090    2,722,557
   Transfers between funds including guaranteed interest account, net...................    (274,115)    (701,616)
   Transfers for contract benefits and terminations.....................................  (2,793,693)  (1,861,612)
   Contract maintenance charges.........................................................  (2,311,443)  (2,400,121)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (2,948,161)  (2,240,792)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,249,616)     (92,888)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  36,765,730   36,858,618
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $35,516,114  $36,765,730
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     194,187      266,096
  Redeemed..............................................................................    (364,408)    (493,867)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (170,221)    (227,771)
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................       3,471        8,987
  Redeemed..............................................................................      (7,295)      (2,735)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................      (3,824)       6,252
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-55

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              EQ/EQUITY 500
                                                                                                 INDEX*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   68,065  $   46,981
  Net realized gain (loss) on investments...............................................    (17,143)   (222,616)
  Change in unrealized appreciation (depreciation) of investments.......................     13,192     626,883
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................     64,114     451,248
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  1,295,408   1,221,934
   Transfers between funds including guaranteed interest account, net...................     68,783     (69,878)
   Transfers for contract benefits and terminations.....................................    (43,504)     (9,392)
   Contract maintenance charges.........................................................   (486,696)   (387,494)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    833,991     755,170
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         16          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    898,121   1,206,418
NET ASSETS -- BEGINNING OF PERIOD.......................................................  3,647,168   2,440,750
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $4,545,289  $3,647,168
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................     11,815      15,032
  Redeemed..............................................................................     (3,908)     (6,886)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      7,907       8,146
                                                                                         ==========  ==========

                                                                                                 EQ/EQUITY
                                                                                               GROWTH PLUS*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    (7,549) $    (4,881)
  Net realized gain (loss) on investments...............................................    (198,615)     (73,781)
  Change in unrealized appreciation (depreciation) of investments.......................    (436,254)   1,456,627
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................    (642,418)   1,377,965
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,292,205    1,440,730
   Transfers between funds including guaranteed interest account, net...................    (469,888)    (431,978)
   Transfers for contract benefits and terminations.....................................    (660,858)    (555,214)
   Contract maintenance charges.........................................................    (908,751)    (920,642)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................    (747,292)    (467,104)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --        2,253
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,389,710)     913,114
NET ASSETS -- BEGINNING OF PERIOD.......................................................  10,654,530    9,741,416
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $ 9,264,820  $10,654,530
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................      83,202       97,194
  Redeemed..............................................................................    (152,527)    (151,291)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (69,325)     (54,097)
                                                                                         ===========  ===========

                                                                                          EQ/GAMCO MERGERS
                                                                                          AND ACQUISITIONS*
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  1,470  $     --
  Net realized gain (loss) on investments...............................................   27,980     9,804
  Change in unrealized appreciation (depreciation) of investments.......................  (21,501)   34,245
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................    7,949    44,049
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  237,398   157,054
   Transfers between funds including guaranteed interest account, net...................   28,211   139,640
   Transfers for contract benefits and terminations.....................................   (4,437)     (401)
   Contract maintenance charges.........................................................  (70,687)  (48,746)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................  190,485   247,547
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  198,434   291,596
NET ASSETS -- BEGINNING OF PERIOD.......................................................  607,730   316,134
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $806,164  $607,730
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................    2,744     2,384
  Redeemed..............................................................................   (1,359)     (457)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................    1,385     1,927
                                                                                         ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-56

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              EQ/GAMCO SMALL
                                                                                              COMPANY VALUE*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  (320,445) $  (121,563)
  Net realized gain (loss) on investments...............................................   4,522,048    3,815,289
  Change in unrealized appreciation (depreciation) of investments.......................  (7,072,598)  15,500,411
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (2,870,995)  19,194,137
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   6,103,921    5,962,651
   Transfers between funds including guaranteed interest account, net...................  (2,771,883)  (1,937,643)
   Transfers for contract benefits and terminations.....................................  (5,167,880)  (5,834,951)
   Contract maintenance charges.........................................................  (4,616,713)  (4,538,563)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (6,452,555)  (6,348,506)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      29,999           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (9,293,551)  12,845,631
NET ASSETS -- BEGINNING OF PERIOD.......................................................  76,968,949   64,123,318
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $67,675,398  $76,968,949
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     155,119      207,731
  Redeemed..............................................................................    (319,935)    (400,334)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (164,816)    (192,603)
                                                                                         ===========  ===========

                                                                                                EQ/GLOBAL
                                                                                               BOND PLUS*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   41,510  $   28,266
  Net realized gain (loss) on investments...............................................     (3,474)    (19,990)
  Change in unrealized appreciation (depreciation) of investments.......................     12,158      50,880
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................     50,194      59,156
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    341,481     390,837
   Transfers between funds including guaranteed interest account, net...................    (14,669)     (2,336)
   Transfers for contract benefits and terminations.....................................    (12,650)    (27,867)
   Contract maintenance charges.........................................................   (136,293)   (125,372)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    177,869     235,262
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         25          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    228,088     294,418
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,046,202     751,784
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,274,290  $1,046,202
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      2,623       3,220
  Redeemed..............................................................................     (1,257)     (1,284)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      1,366       1,936
                                                                                         ==========  ==========

                                                                                                EQ/GLOBAL
                                                                                          MULTI-SECTOR EQUITY*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  102,013  $   58,655
  Net realized gain (loss) on investments...............................................   (309,359)   (196,686)
  Change in unrealized appreciation (depreciation) of investments.......................   (509,798)    723,120
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (717,144)    585,089
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  1,187,246   1,425,104
   Transfers between funds including guaranteed interest account, net...................   (222,011)   (149,537)
   Transfers for contract benefits and terminations.....................................   (192,443)   (101,086)
   Contract maintenance charges.........................................................   (560,578)   (524,738)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    212,214     649,743
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (504,930)  1,234,832
NET ASSETS -- BEGINNING OF PERIOD.......................................................  5,699,238   4,464,406
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $5,194,308  $5,699,238
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      3,242       4,782
  Redeemed..............................................................................     (6,514)    (12,366)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (3,272)     (7,584)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      3,880       5,151
  Redeemed..............................................................................     (2,391)       (784)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      1,489       4,367
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-57

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              EQ/INTERMEDIATE
                                                                                                GOVERNMENT
                                                                                                BOND INDEX*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    72,364  $   207,958
  Net realized gain (loss) on investments...............................................      45,788        5,476
  Change in unrealized appreciation (depreciation) of investments.......................     728,848      234,560
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................     847,000      447,994
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................     943,024      972,365
   Transfers between funds including guaranteed interest account, net...................     (52,672)   8,588,300
   Transfers for contract benefits and terminations.....................................    (925,858)    (626,085)
   Contract maintenance charges.........................................................  (1,338,912)  (1,097,069)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (1,374,418)   7,837,511
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    (527,418)   8,285,505
NET ASSETS -- BEGINNING OF PERIOD.......................................................  16,653,725    8,368,220
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $16,126,307  $16,653,725
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      63,194      608,697
  Redeemed..............................................................................    (152,154)    (151,622)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (88,960)     457,075
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................       2,032        1,494
  Redeemed..............................................................................      (1,422)        (310)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................         610        1,184
                                                                                         ===========  ===========

                                                                                           EQ/INTERNATIONAL
                                                                                              CORE PLUS*
                                                                                         -------------------
                                                                                            2011      2010
                                                                                         ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  25,386  $ 12,664
  Net realized gain (loss) on investments...............................................     3,062   (43,650)
  Change in unrealized appreciation (depreciation) of investments.......................  (179,607)  103,785
                                                                                         ---------  --------

  Net Increase (decrease) in net assets from operations.................................  (151,159)   72,799
                                                                                         ---------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   285,671   246,514
   Transfers between funds including guaranteed interest account, net...................    18,089   (12,642)
   Transfers for contract benefits and terminations.....................................   (11,421)   (2,022)
   Contract maintenance charges.........................................................   (94,585)  (76,715)
                                                                                         ---------  --------

  Net increase (decrease) in net assets from contractowners transactions................   197,754   155,135
                                                                                         ---------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.        --        --
                                                                                         ---------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................    46,595   227,934
NET ASSETS -- BEGINNING OF PERIOD.......................................................   779,491   551,557
                                                                                         ---------  --------

NET ASSETS -- END OF PERIOD............................................................. $ 826,086  $779,491
                                                                                         =========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................        --        --
  Redeemed..............................................................................        --        --
                                                                                         ---------  --------
  Net Increase (Decrease)...............................................................        --        --
                                                                                         =========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................     2,702     2,089
  Redeemed..............................................................................    (1,165)     (825)
                                                                                         ---------  --------
  Net Increase (Decrease)...............................................................     1,537     1,264
                                                                                         =========  ========

                                                                                            EQ/INTERNATIONAL
                                                                                              EQUITY INDEX*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   95,083  $   68,811
  Net realized gain (loss) on investments...............................................   (147,267)   (445,463)
  Change in unrealized appreciation (depreciation) of investments.......................   (341,403)    522,886
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (393,587)    146,234
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    681,832     767,798
   Transfers between funds including guaranteed interest account, net...................    (68,310)   (310,247)
   Transfers for contract benefits and terminations.....................................    (97,499)   (184,395)
   Contract maintenance charges.........................................................   (297,694)   (288,977)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    218,329     (15,821)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (175,258)    130,413
NET ASSETS -- BEGINNING OF PERIOD.......................................................  3,106,916   2,976,503
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $2,931,658  $3,106,916
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................        256       2,037
  Redeemed..............................................................................     (6,694)    (43,611)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (6,438)    (41,574)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      4,764       5,574
  Redeemed..............................................................................     (2,087)     (1,721)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      2,677       3,853
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-58

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            EQ/INTERNATIONAL
                                                                                               VALUE PLUS*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  115,321  $   47,818
  Net realized gain (loss) on investments...............................................   (122,952)   (143,947)
  Change in unrealized appreciation (depreciation) of investments.......................   (883,159)    455,063
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (890,790)    358,934
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    500,088     613,362
   Transfers between funds including guaranteed interest account, net...................    (39,803)    260,696
   Transfers for contract benefits and terminations.....................................    (56,886)    (36,743)
   Contract maintenance charges.........................................................   (333,050)   (295,459)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................     70,349     541,856
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (820,441)    900,790
NET ASSETS -- BEGINNING OF PERIOD.......................................................  5,520,000   4,619,210
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $4,699,559  $5,520,000
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................        664       6,714
  Redeemed..............................................................................    (10,725)     (9,303)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (10,061)     (2,589)
                                                                                         ----------  ----------

UNIT ACTIVITY CLASS B
  Issued................................................................................      3,671       5,241
  Redeemed..............................................................................     (2,100)       (860)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      1,571       4,381
                                                                                         ==========  ==========

                                                                                             EQ/JPMORGAN       EQ/LARGE CAP CORE
                                                                                         VALUE OPPORTUNITIES*        PLUS*
                                                                                         ------------------   ------------------
                                                                                           2011       2010      2011      2010
                                                                                         --------   --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  5,513   $  5,415  $  3,550  $  2,786
  Net realized gain (loss) on investments...............................................       67    (15,750)   15,662    23,903
  Change in unrealized appreciation (depreciation) of investments.......................  (27,829)    56,400   (32,644)   22,868
                                                                                         --------   --------  --------  --------

  Net Increase (decrease) in net assets from operations.................................  (22,249)    46,065   (13,432)   49,557
                                                                                         --------   --------  --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  151,198    141,582    40,415    33,682
   Transfers between funds including guaranteed interest account, net...................  (35,615)    43,179     4,884   193,300
   Transfers for contract benefits and terminations.....................................   (1,921)    (3,587)     (362)      (15)
   Contract maintenance charges.........................................................  (48,570)   (36,879)  (18,846)  (14,581)
                                                                                         --------   --------  --------  --------

  Net increase (decrease) in net assets from contractowners transactions................   65,092    144,295    26,091   212,386
                                                                                         --------   --------  --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --         --        --        --
                                                                                         --------   --------  --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   42,843    190,360    12,659   261,943
NET ASSETS -- BEGINNING OF PERIOD.......................................................  448,673    258,313   314,811    52,868
                                                                                         --------   --------  --------  --------

NET ASSETS -- END OF PERIOD............................................................. $491,516   $448,673  $327,470  $314,811
                                                                                         ========   ========  ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      217      1,206        --        --
  Redeemed..............................................................................      (13)        (9)       --        --
                                                                                         --------   --------  --------  --------
  Net Increase (Decrease)...............................................................      204      1,197        --        --
                                                                                         --------   --------  --------  --------

UNIT ACTIVITY CLASS B
  Issued................................................................................      871      1,169     2,752     2,514
  Redeemed..............................................................................     (450)      (251)   (2,495)     (101)
                                                                                         --------   --------  --------  --------
  Net Increase (Decrease)...............................................................      421        918       257     2,413
                                                                                         ========   ========  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-59

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                             EQ/LARGE CAP
                                                                                             GROWTH INDEX*
                                                                                         --------------------
                                                                                            2011       2010
                                                                                         ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    9,163  $  7,756
  Net realized gain (loss) on investments...............................................      2,256    (3,273)
  Change in unrealized appreciation (depreciation) of investments.......................      5,787   114,563
                                                                                         ----------  --------

  Net Increase (decrease) in net assets from operations.................................     17,206   119,046
                                                                                         ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    226,545   254,013
   Transfers between funds including guaranteed interest account, net...................     11,560    25,959
   Transfers for contract benefits and terminations.....................................    (19,113)   (5,794)
   Contract maintenance charges.........................................................    (96,515)  (81,146)
                                                                                         ----------  --------

  Net increase (decrease) in net assets from contractowners transactions................    122,477   193,032
                                                                                         ----------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         22        --
                                                                                         ----------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................    139,705   312,078
NET ASSETS -- BEGINNING OF PERIOD.......................................................    879,938   567,860
                                                                                         ----------  --------

NET ASSETS -- END OF PERIOD............................................................. $1,019,643  $879,938
                                                                                         ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --        --
  Redeemed..............................................................................         --        --
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................         --        --
                                                                                         ==========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................      2,009     2,904
  Redeemed..............................................................................       (709)     (427)
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................      1,300     2,477
                                                                                         ==========  ========

                                                                                             EQ/LARGE CAP
                                                                                             GROWTH PLUS*
                                                                                         --------------------
                                                                                          2011 (E)     2010
                                                                                         ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    5,563  $  2,004
  Net realized gain (loss) on investments...............................................     (3,155)  (11,369)
  Change in unrealized appreciation (depreciation) of investments.......................      9,073    80,346
                                                                                         ----------  --------

  Net Increase (decrease) in net assets from operations.................................     11,481    70,981
                                                                                         ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    244,109   195,029
   Transfers between funds including guaranteed interest account, net...................    510,509   (20,044)
   Transfers for contract benefits and terminations.....................................    (35,702)   (3,943)
   Contract maintenance charges.........................................................    (92,963)  (53,169)
                                                                                         ----------  --------

  Net increase (decrease) in net assets from contractowners transactions................    625,953   117,873
                                                                                         ----------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --        --
                                                                                         ----------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................    637,434   188,854
NET ASSETS -- BEGINNING OF PERIOD.......................................................    586,233   397,379
                                                                                         ----------  --------

NET ASSETS -- END OF PERIOD............................................................. $1,223,667  $586,233
                                                                                         ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     17,655        --
  Redeemed..............................................................................     (2,784)       --
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................     14,871        --
                                                                                         ==========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................      3,135     1,042
  Redeemed..............................................................................       (499)     (349)
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................      2,636       693
                                                                                         ==========  ========

                                                                                             EQ/LARGE CAP
                                                                                             VALUE INDEX*
                                                                                         --------------------
                                                                                          2011 (F)     2010
                                                                                         ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   94,336  $  4,537
  Net realized gain (loss) on investments...............................................   (244,865)  (32,829)
  Change in unrealized appreciation (depreciation) of investments.......................    318,174    67,662
                                                                                         ----------  --------

  Net Increase (decrease) in net assets from operations.................................    167,645    39,370
                                                                                         ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    566,952   129,608
   Transfers between funds including guaranteed interest account, net...................  6,036,571    (6,307)
   Transfers for contract benefits and terminations.....................................   (325,827)   (2,369)
   Contract maintenance charges.........................................................   (306,789)  (29,772)
                                                                                         ----------  --------

  Net increase (decrease) in net assets from contractowners transactions................  5,970,907    91,160
                                                                                         ----------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --        --
                                                                                         ----------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  6,138,552   130,530
NET ASSETS -- BEGINNING OF PERIOD.......................................................    329,890   199,360
                                                                                         ----------  --------

NET ASSETS -- END OF PERIOD............................................................. $6,468,442  $329,890
                                                                                         ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................    482,748        --
  Redeemed..............................................................................    (54,703)       --
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................    428,045        --
                                                                                         ==========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................      9,180     2,076
  Redeemed..............................................................................       (679)     (478)
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................      8,501     1,598
                                                                                         ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-60

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              EQ/LARGE CAP
                                                                                               VALUE PLUS*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   95,588  $   95,608
  Net realized gain (loss) on investments...............................................   (380,811)   (443,678)
  Change in unrealized appreciation (depreciation) of investments.......................    (84,299)  1,245,610
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (369,522)    897,540
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    658,467     788,096
   Transfers between funds including guaranteed interest account, net...................   (151,010)   (139,611)
   Transfers for contract benefits and terminations.....................................   (334,344)   (121,229)
   Contract maintenance charges.........................................................   (514,900)   (503,373)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (341,787)     23,883
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (711,309)    921,423
NET ASSETS -- BEGINNING OF PERIOD.......................................................  7,870,711   6,949,288
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $7,159,402  $7,870,711
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     18,376      29,908
  Redeemed..............................................................................    (47,793)    (38,506)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (29,417)     (8,598)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      2,125       3,126
  Redeemed..............................................................................     (1,587)     (1,859)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        538       1,267
                                                                                         ==========  ==========

                                                                                           EQ/LORD ABBETT
                                                                                           LARGE CAP CORE*
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  3,991  $  1,462
  Net realized gain (loss) on investments...............................................    9,590    (4,191)
  Change in unrealized appreciation (depreciation) of investments.......................  (55,468)   54,720
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................  (41,887)   51,991
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  212,315   154,236
   Transfers between funds including guaranteed interest account, net...................  (20,747)   26,709
   Transfers for contract benefits and terminations.....................................     (315)   (7,798)
   Contract maintenance charges.........................................................  (56,091)  (38,965)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................  135,162   134,182
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       17        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   93,292   186,173
NET ASSETS -- BEGINNING OF PERIOD.......................................................  445,638   259,465
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $538,930  $445,638
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................    1,529     1,484
  Redeemed..............................................................................     (437)     (341)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................    1,092     1,143
                                                                                         ========  ========

                                                                                           EQ/MFS INTERNATIONAL
                                                                                                  GROWTH*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    16,381  $    48,437
  Net realized gain (loss) on investments...............................................     591,846      515,809
  Change in unrealized appreciation (depreciation) of investments.......................  (2,464,312)   1,587,804
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (1,856,085)   2,152,050
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,782,990    1,807,388
   Transfers between funds including guaranteed interest account, net...................    (406,770)    (655,846)
   Transfers for contract benefits and terminations.....................................    (958,368)  (1,840,289)
   Contract maintenance charges.........................................................  (1,316,774)  (1,295,212)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................    (898,922)  (1,983,959)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (2,755,007)     168,091
NET ASSETS -- BEGINNING OF PERIOD.......................................................  17,184,550   17,016,459
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $14,429,543  $17,184,550
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     101,169      108,777
  Redeemed..............................................................................    (169,461)    (257,058)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (68,292)    (148,281)
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-61

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQ/MID CAP
                                                                                                 INDEX*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   27,517  $   29,286
  Net realized gain (loss) on investments...............................................   (173,491)   (339,198)
  Change in unrealized appreciation (depreciation) of investments.......................     30,142   1,251,037
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (115,832)    941,125
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    801,337     860,992
   Transfers between funds including guaranteed interest account, net...................   (188,270)   (311,903)
   Transfers for contract benefits and terminations.....................................   (143,631)   (170,146)
   Contract maintenance charges.........................................................   (378,179)   (347,722)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................     91,257      31,221
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --           8
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    (24,575)    972,354
NET ASSETS -- BEGINNING OF PERIOD.......................................................  4,645,432   3,673,078
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD                                                              $4,620,857  $4,645,432
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     19,929      25,864
  Redeemed..............................................................................    (23,626)    (40,656)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (3,697)    (14,792)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      1,945       3,039
  Redeemed..............................................................................       (810)     (1,073)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      1,135       1,966
                                                                                         ==========  ==========

                                                                                                EQ/MID CAP
                                                                                                VALUE PLUS*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   105,301  $   125,025
  Net realized gain (loss) on investments...............................................    (906,727)  (1,071,808)
  Change in unrealized appreciation (depreciation) of investments.......................    (458,637)   3,530,880
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (1,260,063)   2,584,097
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,477,142    1,742,806
   Transfers between funds including guaranteed interest account, net...................    (578,169)    (876,053)
   Transfers for contract benefits and terminations.....................................    (708,193)    (843,909)
   Contract maintenance charges.........................................................    (929,170)    (942,748)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................    (738,390)    (919,904)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,998,453)   1,664,193
NET ASSETS -- BEGINNING OF PERIOD.......................................................  13,902,500   12,238,307
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD                                                              $11,904,047  $13,902,500
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      87,846      113,161
  Redeemed..............................................................................    (150,898)    (196,426)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (63,052)     (83,265)
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................       1,274        1,931
  Redeemed..............................................................................        (748)      (1,469)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................         526          462
                                                                                         ===========  ===========

                                                                                             EQ/MONEY MARKET*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   (48,239) $   (42,921)
  Net realized gain (loss) on investments...............................................       2,139        7,383
  Change in unrealized appreciation (depreciation) of investments.......................      (4,150)      (5,186)
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................     (50,250)     (40,724)
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  10,682,219    7,736,375
   Transfers between funds including guaranteed interest account, net...................  (5,126,193)  (3,179,567)
   Transfers for contract benefits and terminations.....................................  (4,785,077)  (7,163,199)
   Contract maintenance charges.........................................................  (2,261,115)  (2,383,976)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (1,490,166)  (4,990,367)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       6,269       11,646
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,534,147)  (5,019,445)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  18,743,636   23,763,081
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD                                                              $17,209,489  $18,743,636
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     675,121      752,968
  Redeemed..............................................................................    (871,715)  (1,222,347)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (196,594)    (469,379)
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................      65,751       40,117
  Redeemed..............................................................................     (60,318)     (38,500)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................       5,433        1,617
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-62

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/MONTAG &
                                                                                             CALDWELL GROWTH*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    73,263  $    97,298
  Net realized gain (loss) on investments...............................................   1,969,811    1,805,627
  Change in unrealized appreciation (depreciation) of investments.......................    (855,950)   1,649,576
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................   1,187,124    3,552,501
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   5,232,565    5,642,814
   Transfers between funds including guaranteed interest account, net...................  (2,082,135)  (1,956,930)
   Transfers for contract benefits and terminations.....................................  (3,314,166)  (3,639,062)
   Contract maintenance charges.........................................................  (3,965,041)  (4,042,993)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (4,128,777)  (3,996,171)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       4,999           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (2,936,654)    (443,670)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  49,094,886   49,538,556
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $46,158,232  $49,094,886
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     438,277      521,330
  Redeemed..............................................................................    (790,198)    (915,569)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (351,921)    (394,239)
                                                                                         ===========  ===========

                                                                                             EQ/MORGAN STANLEY
                                                                                              MID CAP GROWTH*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $      (277) $     8,539
  Net realized gain (loss) on investments...............................................   1,071,902      (27,324)
  Change in unrealized appreciation (depreciation) of investments.......................  (1,880,224)   2,683,524
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................    (808,599)   2,664,739
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,444,841    1,212,467
   Transfers between funds including guaranteed interest account, net...................    (229,803)    (178,041)
   Transfers for contract benefits and terminations.....................................    (710,151)    (578,173)
   Contract maintenance charges.........................................................    (762,825)    (639,273)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................    (257,938)    (183,020)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,066,537)   2,481,719
NET ASSETS -- BEGINNING OF PERIOD.......................................................  11,000,229    8,518,510
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $ 9,933,692  $11,000,229
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      72,836       96,359
  Redeemed..............................................................................    (119,835)    (137,122)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (46,999)     (40,763)
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................       3,677        3,517
  Redeemed..............................................................................        (723)      (1,425)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................       2,954        2,092
                                                                                         ===========  ===========

                                                                                             EQ/PIMCO ULTRA
                                                                                               SHORT BOND*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   26,113  $   14,441
  Net realized gain (loss) on investments...............................................    (50,428)    (94,606)
  Change in unrealized appreciation (depreciation) of investments.......................      6,362     125,816
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    (17,953)     45,651
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    879,203   1,050,100
   Transfers between funds including guaranteed interest account, net...................    (70,013)   (227,519)
   Transfers for contract benefits and terminations.....................................   (247,364)   (379,680)
   Contract maintenance charges.........................................................   (478,379)   (483,884)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................     83,447     (40,983)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................     65,494       4,668
NET ASSETS -- BEGINNING OF PERIOD.......................................................  6,081,298   6,076,630
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $6,146,792  $6,081,298
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      1,390       8,692
  Redeemed..............................................................................     (9,203)    (18,801)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (7,813)    (10,109)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................     36,316      53,010
  Redeemed..............................................................................    (41,444)    (74,513)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (5,128)    (21,503)
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-63

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                EQ/QUALITY
                                                                                                BOND PLUS*
                                                                                         -----------------------
                                                                                            2011         2010
                                                                                         ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  173,318  $   987,572
  Net realized gain (loss) on investments...............................................   (136,571)      23,135
  Change in unrealized appreciation (depreciation) of investments.......................     30,386     (436,577)
                                                                                         ----------  -----------

  Net Increase (decrease) in net assets from operations.................................     67,133      574,130
                                                                                         ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  1,016,302    1,187,503
   Transfers between funds including guaranteed interest account, net...................   (166,331)    (639,196)
   Transfers for contract benefits and terminations.....................................   (692,255)  (1,030,530)
   Contract maintenance charges.........................................................   (846,514)    (879,641)
                                                                                         ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................   (688,798)  (1,361,864)
                                                                                         ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --           --
                                                                                         ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (621,665)    (787,734)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  9,613,240   10,400,974
                                                                                         ----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $8,991,575  $ 9,613,240
                                                                                         ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      3,868        2,377
  Redeemed..............................................................................     (8,790)     (13,696)
                                                                                         ----------  -----------
  Net Increase (Decrease)...............................................................     (4,922)     (11,319)
                                                                                         ==========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     50,695       78,132
  Redeemed..............................................................................    (85,609)    (136,950)
                                                                                         ----------  -----------
  Net Increase (Decrease)...............................................................    (34,914)     (58,818)
                                                                                         ==========  ===========

                                                                                            EQ/SMALL COMPANY
                                                                                                 INDEX*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   59,473  $   75,864
  Net realized gain (loss) on investments...............................................    567,397    (241,498)
  Change in unrealized appreciation (depreciation) of investments.......................   (900,834)  1,713,690
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (273,964)  1,548,056
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    402,711     396,891
   Transfers between funds including guaranteed interest account, net...................    (64,490)     31,640
   Transfers for contract benefits and terminations.....................................   (210,543)    (94,378)
   Contract maintenance charges.........................................................   (378,951)   (317,126)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (251,273)     17,027
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (525,237)  1,565,083
NET ASSETS -- BEGINNING OF PERIOD.......................................................  7,529,924   5,964,841
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $7,004,687  $7,529,924
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      6,401      19,935
  Redeemed..............................................................................    (42,867)    (36,399)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (36,466)    (16,464)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      1,923       2,303
  Redeemed..............................................................................     (1,268)     (1,104)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        655       1,199
                                                                                         ==========  ==========

                                                                                             EQ/T. ROWE PRICE
                                                                                               GROWTH STOCK*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  (211,700) $  (203,921)
  Net realized gain (loss) on investments...............................................     160,983      472,590
  Change in unrealized appreciation (depreciation) of investments.......................    (836,722)   5,020,404
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................    (887,439)   5,289,073
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   4,133,674    4,337,816
   Transfers between funds including guaranteed interest account, net...................  (1,205,464)  (1,378,517)
   Transfers for contract benefits and terminations.....................................  (2,677,209)  (2,655,331)
   Contract maintenance charges.........................................................  (3,101,504)  (3,209,298)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (2,850,503)  (2,905,330)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       4,999           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (3,732,943)   2,383,743
NET ASSETS -- BEGINNING OF PERIOD.......................................................  38,614,588   36,230,845
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $34,881,645  $38,614,588
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................     254,240      302,594
  Redeemed..............................................................................    (433,152)    (514,556)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (178,912)    (211,962)
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-64

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQ/UBS GROWTH
                                                                                                 & INCOME*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    53,894  $    48,044
  Net realized gain (loss) on investments...............................................     (15,995)     182,966
  Change in unrealized appreciation (depreciation) of investments.......................    (485,028)   1,521,966
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................    (447,129)   1,752,976
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,768,837    1,910,992
   Transfers between funds including guaranteed interest account, net...................    (611,758)    (541,865)
   Transfers for contract benefits and terminations.....................................  (1,121,251)  (1,171,139)
   Contract maintenance charges.........................................................  (1,342,822)  (1,390,976)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (1,306,994)  (1,192,988)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      14,998           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,739,125)     559,988
NET ASSETS -- BEGINNING OF PERIOD.......................................................  15,478,914   14,918,926
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $13,739,789  $15,478,914
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................     146,731      177,890
  Redeemed..............................................................................    (257,856)    (295,297)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (111,125)    (117,407)
                                                                                         ===========  ===========

                                                                                            EQ/VAN KAMPEN
                                                                                              COMSTOCK*
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  9,345  $  6,426
  Net realized gain (loss) on investments...............................................   (5,524)   (5,539)
  Change in unrealized appreciation (depreciation) of investments.......................  (16,760)   80,066
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................  (12,939)   80,953
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  101,934   130,766
   Transfers between funds including guaranteed interest account, net...................   41,406   213,325
   Transfers for contract benefits and terminations.....................................   (6,393)   (1,758)
   Contract maintenance charges.........................................................  (47,067)  (34,255)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................   89,880   308,078
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   76,941   389,031
NET ASSETS -- BEGINNING OF PERIOD.......................................................  580,728   191,697
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $657,669  $580,728
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................    3,239     3,398
  Redeemed..............................................................................   (2,425)     (153)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................      814     3,245
                                                                                         ========  ========

                                                                                             EQ/WELLS FARGO
                                                                                              OMEGA GROWTH*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $       --  $       73
  Net realized gain (loss) on investments...............................................     42,146      50,417
  Change in unrealized appreciation (depreciation) of investments.......................   (147,068)    120,403
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (104,922)    170,893
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    490,994     336,351
   Transfers between funds including guaranteed interest account, net...................    351,007     354,781
   Transfers for contract benefits and terminations.....................................    (16,689)     (9,474)
   Contract maintenance charges.........................................................   (131,413)    (63,956)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    693,899     617,702
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    588,977     788,595
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,040,732     252,137
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,629,709  $1,040,732
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................      8,641       6,665
  Redeemed..............................................................................     (3,277)       (880)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      5,364       5,785
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-65

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         FIDELITY(R) VIP ASSET
                                                                                         MANAGER PORTFOLIO
                                                                                         --------------------
                                                                                          2011       2010
                                                                                          ------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  154    $    131
  Net realized gain (loss) on investments...............................................     58      15,898
  Change in unrealized appreciation (depreciation) of investments.......................   (417)    (11,462)
                                                                                          ------    --------

  Net Increase (decrease) in net assets from operations.................................   (205)      4,567
                                                                                          ------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................      5         163
   Transfers between funds including guaranteed interest account, net...................  2,046     (50,004)
   Transfers for contract benefits and terminations.....................................     --     (44,648)
   Contract maintenance charges.........................................................   (268)     (3,037)
                                                                                          ------    --------

  Net increase (decrease) in net assets from contractowners transactions................  1,783     (97,526)
                                                                                          ------    --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.     --          --
                                                                                          ------    --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  1,578     (92,959)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  5,783      98,742
                                                                                          ------    --------

NET ASSETS -- END OF PERIOD............................................................. $7,361    $  5,783
                                                                                          ======    ========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................    141         510
  Redeemed..............................................................................    (18)     (7,919)
                                                                                          ------    --------
  Net Increase (Decrease)...............................................................    123      (7,409)
                                                                                          ======    ========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................     --          --
  Redeemed..............................................................................     --          --
                                                                                          ------    --------
  Net Increase (Decrease)...............................................................     --          --
                                                                                          ======    ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued................................................................................     --          --
  Redeemed..............................................................................     --          --
                                                                                          ------    --------
  Net Increase (Decrease)...............................................................     --          --
                                                                                          ======    ========

                                                                                              FIDELITY(R) VIP
                                                                                          CONTRAFUND(R) PORTFOLIO
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   142,616  $   156,961
  Net realized gain (loss) on investments...............................................    (978,767)  (2,067,301)
  Change in unrealized appreciation (depreciation) of investments.......................     116,096    5,770,971
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................    (720,055)   3,860,631
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   2,237,630    2,207,249
   Transfers between funds including guaranteed interest account, net...................    (723,710)    (742,187)
   Transfers for contract benefits and terminations.....................................  (1,938,160)  (1,867,830)
   Contract maintenance charges.........................................................  (1,825,349)  (1,879,830)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (2,249,589)  (2,282,598)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       1,999           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (2,967,645)   1,578,033
NET ASSETS -- BEGINNING OF PERIOD.......................................................  26,505,022   24,926,989
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $23,537,377  $26,505,022
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................       7,847       39,131
  Redeemed..............................................................................     (41,357)     (61,788)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (33,510)     (22,657)
                                                                                         ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................     144,599      158,434
  Redeemed..............................................................................    (263,047)    (307,565)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (118,446)    (149,131)
                                                                                         ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued................................................................................       3,456        1,537
  Redeemed..............................................................................      (1,402)        (205)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................       2,054        1,332
                                                                                         ===========  ===========

                                                                                           FIDELITY(R) VIP
                                                                                           GROWTH & INCOME
                                                                                              PORTFOLIO
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $ 10,284  $  3,268
  Net realized gain (loss) on investments...............................................   (8,008)   (6,965)
  Change in unrealized appreciation (depreciation) of investments.......................    9,775    63,439
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................   12,051    59,742
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   57,233    36,518
   Transfers between funds including guaranteed interest account, net...................   30,382    76,234
   Transfers for contract benefits and terminations.....................................   (9,056)     (566)
   Contract maintenance charges.........................................................  (22,227)  (12,384)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................   56,332    99,802
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   68,383   159,544
NET ASSETS -- BEGINNING OF PERIOD.......................................................  508,273   348,729
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $576,656  $508,273
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................    3,160    10,184
  Redeemed..............................................................................   (4,768)   (1,394)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................   (1,608)    8,790
                                                                                         ========  ========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued................................................................................      752       110
  Redeemed..............................................................................      (11)      (22)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................      741        88
                                                                                         ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-66

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          FIDELITY(R) VIP
                                                                                         MID CAP PORTFOLIO
                                                                                         -----------------
                                                                                           2011    2010 (A)
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $     50  $    78
  Net realized gain (loss) on investments...............................................    2,733      617
  Change in unrealized appreciation (depreciation) of investments.......................  (25,572)   3,467
                                                                                         --------  -------

  Net Increase (decrease) in net assets from operations.................................  (22,789)   4,162
                                                                                         --------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  135,227   38,021
   Transfers between funds including guaranteed interest account, net...................   49,274   38,625
   Transfers for contract benefits and terminations.....................................      (20)      --
   Contract maintenance charges.........................................................  (25,407)  (2,721)
                                                                                         --------  -------

  Net increase (decrease) in net assets from contractowners transactions................  159,074   73,925
                                                                                         --------  -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --       --
                                                                                         --------  -------

INCREASE (DECREASE) IN NET ASSETS.......................................................  136,285   78,087
NET ASSETS -- BEGINNING OF PERIOD.......................................................   78,087       --
                                                                                         --------  -------

NET ASSETS -- END OF PERIOD............................................................. $214,372  $78,087
                                                                                         ========  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued................................................................................       --       --
  Redeemed..............................................................................       --       --
                                                                                         --------  -------
  Net Increase (Decrease)...............................................................       --       --
                                                                                         ========  =======

UNIT ACTIVITY SERVICE CLASS 2...........................................................
  Issued................................................................................    1,778      723
  Redeemed..............................................................................     (345)     (34)
                                                                                         --------  -------
  Net Increase (Decrease)...............................................................    1,433      689
                                                                                         ========  =======

                                                                                             FRANKLIN INCOME
                                                                                             SECURITIES FUND
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  393,003  $  443,329
  Net realized gain (loss) on investments...............................................   (201,143)    (97,645)
  Change in unrealized appreciation (depreciation) of investments.......................    (41,044)    471,740
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    150,816     817,424
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    681,075     783,106
   Transfers between funds including guaranteed interest account, net...................   (329,331)   (206,427)
   Transfers for contract benefits and terminations.....................................   (781,787)   (453,905)
   Contract maintenance charges.........................................................   (414,198)   (436,150)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (844,241)   (313,376)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (693,425)    504,048
NET ASSETS -- BEGINNING OF PERIOD.......................................................  7,296,120   6,792,072
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $6,602,695  $7,296,120
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued................................................................................     63,100      61,814
  Redeemed..............................................................................   (119,588)    (85,106)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (56,488)    (23,292)
                                                                                         ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2...........................................................
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

                                                                                            FRANKLIN RISING
                                                                                               DIVIDENDS
                                                                                            SECURITIES FUND
                                                                                         --------------------
                                                                                            2011       2010
                                                                                         ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   10,321  $  6,801
  Net realized gain (loss) on investments...............................................     (6,719)  (14,726)
  Change in unrealized appreciation (depreciation) of investments.......................     49,585   116,073
                                                                                         ----------  --------

  Net Increase (decrease) in net assets from operations.................................     53,187   108,148
                                                                                         ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    280,692   106,157
   Transfers between funds including guaranteed interest account, net...................     24,336    97,491
   Transfers for contract benefits and terminations.....................................    (14,616)  (45,591)
   Contract maintenance charges.........................................................    (68,082)  (41,636)
                                                                                         ----------  --------

  Net increase (decrease) in net assets from contractowners transactions................    222,330   116,421
                                                                                         ----------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --        --
                                                                                         ----------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................    275,517   224,569
NET ASSETS -- BEGINNING OF PERIOD.......................................................    736,919   512,350
                                                                                         ----------  --------

NET ASSETS -- END OF PERIOD............................................................. $1,012,436  $736,919
                                                                                         ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued................................................................................     12,295     8,343
  Redeemed..............................................................................    (10,280)   (7,630)
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................      2,015       713
                                                                                         ==========  ========

UNIT ACTIVITY SERVICE CLASS 2...........................................................
  Issued................................................................................         --        --
  Redeemed..............................................................................         --        --
                                                                                         ----------  --------
  Net Increase (Decrease)...............................................................         --        --
                                                                                         ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-67

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         FRANKLIN SMALL CAP
                                                                                               VALUE        FRANKLIN STRATEGIC
                                                                                          SECURITIES FUND   INCOME SECURITIES FUND
                                                                                         ----------------   ---------------------
                                                                                           2011    2010 (A)   2011      2010 (A)
                                                                                         -------   --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   210   $     6  $ 10,534    $     2
  Net realized gain (loss) on investments...............................................   1,073        73       917        113
  Change in unrealized appreciation (depreciation) of investments.......................  (1,802)    2,840    (9,794)     1,644
                                                                                         -------   -------   --------   -------

  Net Increase (decrease) in net assets from operations.................................    (519)    2,919     1,657      1,759
                                                                                         -------   -------   --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  13,651     4,902   139,626     34,395
   Transfers between funds including guaranteed interest account, net...................  16,513    18,325   121,435     52,977
   Transfers for contract benefits and terminations.....................................      --        --      (160)        --
   Contract maintenance charges.........................................................  (3,981)     (339)  (27,523)    (3,994)
                                                                                         -------   -------   --------   -------

  Net increase (decrease) in net assets from contractowners transactions................  26,183    22,888   233,378     83,378
                                                                                         -------   -------   --------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      --        --        --         --
                                                                                         -------   -------   --------   -------

INCREASE (DECREASE) IN NET ASSETS.......................................................  25,664    25,807   235,035     85,137
NET ASSETS -- BEGINNING OF PERIOD.......................................................  25,807        --    85,137         --
                                                                                         -------   -------   --------   -------

NET ASSETS -- END OF PERIOD............................................................. $51,471   $25,807  $320,172    $85,137
                                                                                         =======   =======   ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued................................................................................     360       251     2,470        830
  Redeemed..............................................................................    (101)       (9)     (313)       (21)
                                                                                         -------   -------   --------   -------
  Net Increase (Decrease)...............................................................     259       242     2,157        809
                                                                                         =======   =======   ========   =======

UNIT ACTIVITY SERIES I
  Issued................................................................................      --        --        --         --
  Redeemed..............................................................................      --        --        --         --
                                                                                         -------   -------   --------   -------
  Net Increase (Decrease)...............................................................      --        --        --         --
                                                                                         =======   =======   ========   =======

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued................................................................................      --        --        --         --
  Redeemed..............................................................................      --        --        --         --
                                                                                         -------   -------   --------   -------
  Net Increase (Decrease)...............................................................      --        --        --         --
                                                                                         =======   =======   ========   =======

                                                                                           GOLDMAN SACHS     INVESCO V.I.
                                                                                            VIT MID CAP     DIVIDEND GROWTH
                                                                                             VALUE FUND          FUND
                                                                                         -----------------  ---------------
                                                                                           2011    2010 (A)  2011 (C) (D)
                                                                                         --------  -------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    779  $   207     $   (411)
  Net realized gain (loss) on investments...............................................    3,334      241       (2,993)
  Change in unrealized appreciation (depreciation) of investments.......................  (12,291)   7,468       22,707
                                                                                         --------  -------     --------

  Net Increase (decrease) in net assets from operations.................................   (8,178)   7,916       19,303
                                                                                         --------  -------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   74,542   37,840       23,172
   Transfers between funds including guaranteed interest account, net...................   25,717   10,347      151,329
   Transfers for contract benefits and terminations.....................................       --       --       (7,072)
   Contract maintenance charges.........................................................  (12,093)  (2,244)      (9,665)
                                                                                         --------  -------     --------

  Net increase (decrease) in net assets from contractowners transactions................   88,166   45,943      157,764
                                                                                         --------  -------     --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --       --           --
                                                                                         --------  -------     --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   79,988   53,859      177,067
NET ASSETS -- BEGINNING OF PERIOD.......................................................   53,859       --           --
                                                                                         --------  -------     --------

NET ASSETS -- END OF PERIOD............................................................. $133,847  $53,859     $177,067
                                                                                         ========  =======     ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued................................................................................       --       --           --
  Redeemed..............................................................................       --       --           --
                                                                                         --------  -------     --------
  Net Increase (Decrease)...............................................................       --       --           --
                                                                                         ========  =======     ========

UNIT ACTIVITY SERIES I
  Issued................................................................................       --       --       32,784
  Redeemed..............................................................................       --       --       (5,033)
                                                                                         --------  -------     --------
  Net Increase (Decrease)...............................................................       --       --       27,751
                                                                                         ========  =======     ========

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued................................................................................      998      516           --
  Redeemed..............................................................................     (174)     (19)          --
                                                                                         --------  -------     --------
  Net Increase (Decrease)...............................................................      824      497           --
                                                                                         ========  =======     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-68

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL
                                                                                          HEALTH CARE FUND    REAL ESTATE FUND
                                                                                         ------------------  -----------------
                                                                                           2011      2010      2011     2010 (A)
                                                                                         --------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $ (1,989) $ (1,850) $  9,266   $ 2,377
  Net realized gain (loss) on investments...............................................   (2,767)  (34,189)    1,320        46
  Change in unrealized appreciation (depreciation) of investments.......................   28,551    67,248   (31,592)    3,401
                                                                                         --------  --------  --------   -------

  Net Increase (decrease) in net assets from operations.................................   23,795    31,209   (21,006)    5,824
                                                                                         --------  --------  --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   67,518    68,980   160,579    56,501
   Transfers between funds including guaranteed interest account, net...................   13,897     7,207    79,424    19,524
   Transfers for contract benefits and terminations.....................................  (36,810)  (61,177)      (27)       --
   Contract maintenance charges.........................................................  (42,465)  (40,646)  (22,036)   (2,029)
                                                                                         --------  --------  --------   -------

  Net increase (decrease) in net assets from contractowners transactions................    2,140   (25,636)  217,940    73,996
                                                                                         --------  --------  --------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --        --        --
                                                                                         --------  --------  --------   -------

INCREASE (DECREASE) IN NET ASSETS.......................................................   25,935     5,573   196,934    79,820
NET ASSETS -- BEGINNING OF PERIOD.......................................................  653,883   648,310    79,820        --
                                                                                         --------  --------  --------   -------

NET ASSETS -- END OF PERIOD............................................................. $679,818  $653,883  $276,754   $79,820
                                                                                         ========  ========  ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
  Issued................................................................................    6,657     8,572        --        --
  Redeemed..............................................................................   (6,436)  (10,803)       --        --
                                                                                         --------  --------  --------   -------
  Net Increase (Decrease)...............................................................      221    (2,231)       --        --
                                                                                         ========  ========  ========   =======

UNIT ACTIVITY SERIES II
  Issued................................................................................       --        --     2,562       722
  Redeemed..............................................................................       --        --      (618)       (6)
                                                                                         --------  --------  --------   -------
  Net Increase (Decrease)...............................................................       --        --     1,944       716
                                                                                         ========  ========  ========   =======

                                                                                            INVESCO V.I.
                                                                                           INTERNATIONAL
                                                                                            GROWTH FUND
                                                                                         -----------------
                                                                                           2011    2010 (A)
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  1,156  $   259
  Net realized gain (loss) on investments...............................................    2,230       46
  Change in unrealized appreciation (depreciation) of investments.......................  (16,658)   3,070
                                                                                         --------  -------

  Net Increase (decrease) in net assets from operations.................................  (13,272)   3,375
                                                                                         --------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  124,889   22,176
   Transfers between funds including guaranteed interest account, net...................   57,673   45,381
   Transfers for contract benefits and terminations.....................................       (2)      --
   Contract maintenance charges.........................................................  (23,184)  (2,106)
                                                                                         --------  -------

  Net increase (decrease) in net assets from contractowners transactions................  159,376   65,451
                                                                                         --------  -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --       --
                                                                                         --------  -------

INCREASE (DECREASE) IN NET ASSETS.......................................................  146,104   68,826
NET ASSETS -- BEGINNING OF PERIOD.......................................................   68,826       --
                                                                                         --------  -------

NET ASSETS -- END OF PERIOD............................................................. $214,930  $68,826
                                                                                         ========  =======

CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
  Issued................................................................................       --       --
  Redeemed..............................................................................       --       --
                                                                                         --------  -------
  Net Increase (Decrease)...............................................................       --       --
                                                                                         ========  =======

UNIT ACTIVITY SERIES II
  Issued................................................................................    1,736      626
  Redeemed..............................................................................     (266)      (3)
                                                                                         --------  -------
  Net Increase (Decrease)...............................................................    1,470      623
                                                                                         ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-69

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         INVESCO V.I. MID     INVESCO V.I. SMALL
                                                                                         CAP CORE EQUITY FUND  CAP EQUITY FUND
                                                                                         -------------------  ----------------
                                                                                           2011     2010 (A)    2011    2010 (A)
                                                                                          -------   --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    45    $    20   $    --   $    --
  Net realized gain (loss) on investments...............................................     622         16       555        12
  Change in unrealized appreciation (depreciation) of investments.......................  (4,105)     1,076    (3,450)      908
                                                                                          -------   -------   -------   -------

  Net Increase (decrease) in net assets from operations.................................  (3,438)     1,112    (2,895)      920
                                                                                          -------   -------   -------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  26,175      4,497    36,458     4,139
   Transfers between funds including guaranteed interest account, net...................  17,741     14,564    23,079     6,905
   Transfers for contract benefits and terminations.....................................      --         --        --        --
   Contract maintenance charges.........................................................  (5,784)      (893)   (6,675)     (438)
                                                                                          -------   -------   -------   -------

  Net increase (decrease) in net assets from contractowners transactions................  38,132     18,168    52,862    10,606
                                                                                          -------   -------   -------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      --         --        --        --
                                                                                          -------   -------   -------   -------

INCREASE (DECREASE) IN NET ASSETS.......................................................  34,694     19,280    49,967    11,526
NET ASSETS -- BEGINNING OF PERIOD.......................................................  19,280         --    11,526        --
                                                                                          -------   -------   -------   -------

NET ASSETS -- END OF PERIOD............................................................. $53,974    $19,280   $61,493   $11,526
                                                                                          =======   =======   =======   =======

CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
  Issued................................................................................      --         --        --        --
  Redeemed..............................................................................      --         --        --        --
                                                                                          -------   -------   -------   -------
  Net Increase (Decrease)...............................................................      --         --        --        --
                                                                                          =======   =======   =======   =======

UNIT ACTIVITY SERIES II
  Issued................................................................................     461        189       610       106
  Redeemed..............................................................................     (95)        (6)     (148)       (1)
                                                                                          -------   -------   -------   -------
  Net Increase (Decrease)...............................................................     366        183       462       105
                                                                                          =======   =======   =======   =======

                                                                                            INVESCO V.I.
                                                                                           TECHNOLOGY FUND
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   (297) $   (690)
  Net realized gain (loss) on investments...............................................    8,813     2,435
  Change in unrealized appreciation (depreciation) of investments.......................  (19,782)   42,997
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................  (11,266)   44,742
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   28,971    31,239
   Transfers between funds including guaranteed interest account, net...................  (32,696)   41,115
   Transfers for contract benefits and terminations.....................................   (2,623)   (8,382)
   Contract maintenance charges.........................................................  (15,826)  (12,381)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................  (22,174)   51,591
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (33,440)   96,333
NET ASSETS -- BEGINNING OF PERIOD.......................................................  277,429   181,096
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $243,989  $277,429
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
  Issued................................................................................    3,189     7,564
  Redeemed..............................................................................   (5,012)   (3,368)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................   (1,823)    4,196
                                                                                         ========  ========

UNIT ACTIVITY SERIES II
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-70

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          INVESCO VAN KAMPEN
                                                                                          V.I. GLOBAL VALUE      IVY FUNDS VIP
                                                                                             EQUITY FUND            ENERGY
                                                                                         -------------------  ------------------
                                                                                            2011      2010      2011    2010 (A)
                                                                                         ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  15,783  $  8,235  $     --  $     --
  Net realized gain (loss) on investments...............................................   (19,476)  (92,058)    8,871     3,742
  Change in unrealized appreciation (depreciation) of investments.......................   (51,785)  136,922   (54,023)   19,233
                                                                                         ---------  --------  --------  --------

  Net Increase (decrease) in net assets from operations.................................   (55,478)   53,099   (45,152)   22,975
                                                                                         ---------  --------  --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    61,739    73,040   215,626    60,635
   Transfers between funds including guaranteed interest account, net...................   (10,216)  (18,379)  115,984    25,243
   Transfers for contract benefits and terminations.....................................   (64,739)  (28,691)     (122)       --
   Contract maintenance charges.........................................................   (39,259)  (39,320)  (29,822)   (2,837)
                                                                                         ---------  --------  --------  --------

  Net increase (decrease) in net assets from contractowners transactions................   (52,475)  (13,350)  301,666    83,041
                                                                                         ---------  --------  --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.        --        (3)       --        --
                                                                                         ---------  --------  --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (107,953)   39,746   256,514   106,016
NET ASSETS -- BEGINNING OF PERIOD.......................................................   552,883   513,137   106,016        --
                                                                                         ---------  --------  --------  --------

NET ASSETS -- END OF PERIOD............................................................. $ 444,930  $552,883  $362,530  $106,016
                                                                                         =========  ========  ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued................................................................................     5,055     7,180        --        --
  Redeemed..............................................................................    (9,293)   (8,382)       --        --
                                                                                         ---------  --------  --------  --------
  Net Increase (Decrease)...............................................................    (4,238)   (1,202)       --        --
                                                                                         =========  ========  ========  ========

UNIT ACTIVITY COMMON SHARES
  Issued................................................................................        --        --     4,678     1,074
  Redeemed..............................................................................        --        --    (2,121)     (148)
                                                                                         ---------  --------  --------  --------
  Net Increase (Decrease)...............................................................        --        --     2,557       926
                                                                                         =========  ========  ========  ========

                                                                                          IVY FUNDS VIP MID
                                                                                             CAP GROWTH
                                                                                         ------------------
                                                                                           2011    2010 (A)
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  7,847  $     --
  Net realized gain (loss) on investments...............................................    3,751       122
  Change in unrealized appreciation (depreciation) of investments.......................  (20,086)   10,971
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................   (8,488)   11,093
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  124,304   116,920
   Transfers between funds including guaranteed interest account, net...................  107,541    15,462
   Transfers for contract benefits and terminations.....................................       --        --
   Contract maintenance charges.........................................................  (25,189)   (2,351)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................  206,656   130,031
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  198,168   141,124
NET ASSETS -- BEGINNING OF PERIOD.......................................................  141,124        --
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $339,292  $141,124
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

UNIT ACTIVITY COMMON SHARES
  Issued................................................................................    1,945     1,235
  Redeemed..............................................................................     (217)      (16)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................    1,728     1,219
                                                                                         ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                    FSA-71

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         IVY FUNDS VIP SMALL
                                                                                             CAP GROWTH
                                                                                         -----------------
                                                                                           2011     2010 (A)
                                                                                         --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    517   $    --
  Net realized gain (loss) on investments...............................................    2,457       155
  Change in unrealized appreciation (depreciation) of investments.......................  (14,513)    4,017
                                                                                         --------   -------

  Net Increase (decrease) in net assets from operations.................................  (11,539)    4,172
                                                                                         --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   66,991    11,927
   Transfers between funds including guaranteed interest account, net...................   21,946    22,721
   Transfers for contract benefits and terminations.....................................       --        --
   Contract maintenance charges.........................................................  (10,675)   (1,388)
                                                                                         --------   -------

  Net increase (decrease) in net assets from contractowners transactions................   78,262    33,260
                                                                                         --------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------   -------

INCREASE (DECREASE) IN NET ASSETS.......................................................   66,723    37,432
NET ASSETS -- BEGINNING OF PERIOD.......................................................   37,432        --
                                                                                         --------   -------

NET ASSETS -- END OF PERIOD............................................................. $104,155   $37,432
                                                                                         ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued................................................................................      932       359
  Redeemed..............................................................................     (236)      (29)
                                                                                         --------   -------
  Net Increase (Decrease)...............................................................      696       330
                                                                                         ========   =======

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------   -------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========   =======

                                                                                           JANUS ASPEN SERIES
                                                                                           BALANCED PORTFOLIO
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  167,455  $  208,624
  Net realized gain (loss) on investments...............................................    633,612     176,168
  Change in unrealized appreciation (depreciation) of investments.......................   (676,126)    278,553
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    124,941     663,345
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    857,781     758,499
   Transfers between funds including guaranteed interest account, net...................   (197,495)   (110,582)
   Transfers for contract benefits and terminations.....................................   (879,587)   (555,657)
   Contract maintenance charges.........................................................   (740,635)   (729,971)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (959,936)   (637,711)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.        200          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (834,795)     25,634
NET ASSETS -- BEGINNING OF PERIOD.......................................................  8,807,191   8,781,557
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $7,972,396  $8,807,191
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................     77,750      79,456
  Redeemed..............................................................................   (134,628)   (120,305)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (56,878)    (40,849)
                                                                                         ==========  ==========

                                                                                            JANUS ASPEN SERIES
                                                                                           ENTERPRISE PORTFOLIO
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   (45,447) $   (33,236)
  Net realized gain (loss) on investments...............................................     654,278      620,077
  Change in unrealized appreciation (depreciation) of investments.......................    (824,662)   2,223,597
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................    (215,831)   2,810,438
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................     992,057    1,015,127
   Transfers between funds including guaranteed interest account, net...................    (404,284)    (595,170)
   Transfers for contract benefits and terminations.....................................    (706,496)    (793,568)
   Contract maintenance charges.........................................................    (910,962)    (899,403)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (1,029,685)  (1,273,014)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      10,000           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (1,235,516)   1,537,424
NET ASSETS -- BEGINNING OF PERIOD.......................................................  13,556,888   12,019,464
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $12,321,372  $13,556,888
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................     109,684      134,638
  Redeemed..............................................................................    (209,885)    (285,252)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (100,201)    (150,614)
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-72

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         JANUS ASPEN SERIES FORTY
                                                                                                 PORTFOLIO
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $     7,030  $     2,381
  Net realized gain (loss) on investments...............................................     453,868      845,560
  Change in unrealized appreciation (depreciation) of investments.......................  (1,618,520)     181,185
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (1,157,622)   1,029,126
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,185,923    1,244,541
   Transfers between funds including guaranteed interest account, net...................    (624,049)    (470,585)
   Transfers for contract benefits and terminations.....................................    (847,572)  (1,174,883)
   Contract maintenance charges.........................................................    (980,287)  (1,055,399)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (1,265,985)  (1,456,326)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (2,423,607)    (427,200)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  17,600,656   18,027,856
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $15,177,049  $17,600,656
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................      86,560      128,457
  Redeemed..............................................................................    (174,019)    (244,963)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (87,459)    (116,506)
                                                                                         ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................      16,298       25,286
  Redeemed..............................................................................     (25,604)     (35,554)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................      (9,306)     (10,268)
                                                                                         ===========  ===========

                                                                                            JANUS ASPEN SERIES
                                                                                            OVERSEAS PORTFOLIO
                                                                                         -----------------------
                                                                                             2011        2010
                                                                                         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    14,999  $   32,649
  Net realized gain (loss) on investments...............................................     (94,159)      4,854
  Change in unrealized appreciation (depreciation) of investments.......................  (2,811,531)  1,901,373
                                                                                         -----------  ----------

  Net Increase (decrease) in net assets from operations.................................  (2,890,691)  1,938,876
                                                                                         -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................     528,107     526,112
   Transfers between funds including guaranteed interest account, net...................    (237,019)    110,569
   Transfers for contract benefits and terminations.....................................    (656,321)   (684,939)
   Contract maintenance charges.........................................................    (362,779)   (417,358)
                                                                                         -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    (728,012)   (465,616)
                                                                                         -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --          --
                                                                                         -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (3,618,703)  1,473,260
NET ASSETS -- BEGINNING OF PERIOD.......................................................   9,439,548   7,966,288
                                                                                         -----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $ 5,820,845  $9,439,548
                                                                                         ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................       3,855      24,848
  Redeemed..............................................................................     (15,831)    (39,047)
                                                                                         -----------  ----------
  Net Increase (Decrease)...............................................................     (11,976)    (14,199)
                                                                                         ===========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................      23,795      29,764
  Redeemed..............................................................................     (39,691)    (34,274)
                                                                                         -----------  ----------
  Net Increase (Decrease)...............................................................     (15,896)     (4,510)
                                                                                         ===========  ==========

                                                                                           JANUS ASPEN SERIES
                                                                                          PERKINS MID CAP VALUE
                                                                                                PORTFOLIO
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    7,984  $    6,776
  Net realized gain (loss) on investments...............................................    (15,499)    (43,408)
  Change in unrealized appreciation (depreciation) of investments.......................    (30,861)    230,960
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    (38,376)    194,328
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................     15,750       1,397
   Transfers between funds including guaranteed interest account, net...................      5,400      38,825
   Transfers for contract benefits and terminations.....................................    (14,777)    (24,607)
   Contract maintenance charges.........................................................   (149,891)   (134,966)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (143,518)   (119,351)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (181,894)     74,977
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,450,394   1,375,417
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,268,500  $1,450,394
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................      1,195       5,263
  Redeemed..............................................................................     (9,270)    (12,967)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (8,075)     (7,704)
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-73

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            JANUS ASPEN SERIES
                                                                                            WORLDWIDE PORTFOLIO
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    14,566  $    18,940
  Net realized gain (loss) on investments...............................................     (93,879)     (69,195)
  Change in unrealized appreciation (depreciation) of investments.......................  (1,433,752)   1,585,556
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (1,513,065)   1,535,301
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,116,928    1,212,530
   Transfers between funds including guaranteed interest account, net...................    (548,016)    (369,973)
   Transfers for contract benefits and terminations.....................................    (661,590)    (946,453)
   Contract maintenance charges.........................................................    (909,163)    (981,361)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................  (1,001,841)  (1,085,257)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       5,000           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (2,509,906)     450,044
NET ASSETS -- BEGINNING OF PERIOD.......................................................  11,486,802   11,036,758
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $ 8,976,896  $11,486,802
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................     144,202      210,551
  Redeemed..............................................................................    (266,121)    (356,752)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................    (121,919)    (146,201)
                                                                                         ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

                                                                                          LAZARD RETIREMENT
                                                                                           EMERGING MARKETS
                                                                                           EQUITY PORTFOLIO
                                                                                         -------------------
                                                                                            2011    2010 (A)
                                                                                         ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  19,634  $  3,008
  Net realized gain (loss) on investments...............................................     2,767        46
  Change in unrealized appreciation (depreciation) of investments.......................  (170,948)   10,322
                                                                                         ---------  --------

  Net Increase (decrease) in net assets from operations.................................  (148,547)   13,376
                                                                                         ---------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   531,446   160,834
   Transfers between funds including guaranteed interest account, net...................   273,968   189,002
   Transfers for contract benefits and terminations.....................................    (2,450)       --
   Contract maintenance charges.........................................................   (92,986)   (9,294)
                                                                                         ---------  --------

  Net increase (decrease) in net assets from contractowners transactions................   709,978   340,542
                                                                                         ---------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.        --        --
                                                                                         ---------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   561,431   353,918
NET ASSETS -- BEGINNING OF PERIOD.......................................................   353,918        --
                                                                                         ---------  --------

NET ASSETS -- END OF PERIOD............................................................. $ 915,349  $353,918
                                                                                         =========  ========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................        --        --
  Redeemed..............................................................................        --        --
                                                                                         ---------  --------
  Net Increase (Decrease)...............................................................        --        --
                                                                                         =========  ========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................        --        --
  Redeemed..............................................................................        --        --
                                                                                         ---------  --------
  Net Increase (Decrease)...............................................................        --        --
                                                                                         =========  ========

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued................................................................................     7,411     3,106
  Redeemed..............................................................................      (726)       (2)
                                                                                         ---------  --------
  Net Increase (Decrease)...............................................................     6,685     3,104
                                                                                         =========  ========

                                                                                         MFS(R) INTERNATIONAL
                                                                                           VALUE PORTFOLIO
                                                                                         ------------------
                                                                                           2011     2010 (A)
                                                                                         --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  3,154   $     --
  Net realized gain (loss) on investments...............................................    4,572      1,271
  Change in unrealized appreciation (depreciation) of investments.......................  (17,767)    13,577
                                                                                         --------   --------

  Net Increase (decrease) in net assets from operations.................................  (10,041)    14,848
                                                                                         --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  194,678    110,151
   Transfers between funds including guaranteed interest account, net...................   71,358     47,443
   Transfers for contract benefits and terminations.....................................      (26)        --
   Contract maintenance charges.........................................................  (29,803)    (4,214)
                                                                                         --------   --------

  Net increase (decrease) in net assets from contractowners transactions................  236,207    153,380
                                                                                         --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --         --
                                                                                         --------   --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  226,166    168,228
NET ASSETS -- BEGINNING OF PERIOD.......................................................  168,228         --
                                                                                         --------   --------

NET ASSETS -- END OF PERIOD............................................................. $394,394   $168,228
                                                                                         ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued................................................................................       --         --
  Redeemed..............................................................................       --         --
                                                                                         --------   --------
  Net Increase (Decrease)...............................................................       --         --
                                                                                         ========   ========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................    3,279      1,707
  Redeemed..............................................................................   (1,095)      (133)
                                                                                         --------   --------
  Net Increase (Decrease)...............................................................    2,184      1,574
                                                                                         ========   ========

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued................................................................................       --         --
  Redeemed..............................................................................       --         --
                                                                                         --------   --------
  Net Increase (Decrease)...............................................................       --         --
                                                                                         ========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-74

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         MFS(R) INVESTORS
                                                                                           GROWTH STOCK    MFS(R) INVESTORS
                                                                                              SERIES         TRUST SERIES
                                                                                         ----------------  ----------------
                                                                                           2011   2010 (A)   2011   2010 (A)
                                                                                         -------  -------- -------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    40   $   --  $   108   $   --
  Net realized gain (loss) on investments...............................................     115       25      130       10
  Change in unrealized appreciation (depreciation) of investments.......................    (415)     274     (452)     146
                                                                                         -------   ------  -------   ------

  Net Increase (decrease) in net assets from operations.................................    (260)     299     (214)     156
                                                                                         -------   ------  -------   ------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  15,199    4,198   10,846    1,099
   Transfers between funds including guaranteed interest account, net...................   4,025     (866)   6,804      137
   Transfers for contract benefits and terminations.....................................      --       --       --       --
   Contract maintenance charges.........................................................  (2,172)    (214)  (2,671)    (169)
                                                                                         -------   ------  -------   ------

  Net increase (decrease) in net assets from contractowners transactions................  17,052    3,118   14,979    1,067
                                                                                         -------   ------  -------   ------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      --       --       --       --
                                                                                         -------   ------  -------   ------

INCREASE (DECREASE) IN NET ASSETS.......................................................  16,792    3,417   14,765    1,223
NET ASSETS -- BEGINNING OF PERIOD.......................................................   3,417       --    1,223       --
                                                                                         -------   ------  -------   ------

NET ASSETS -- END OF PERIOD............................................................. $20,209   $3,417  $15,988   $1,223
                                                                                         =======   ======  =======   ======

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................      --       --       --       --
  Redeemed..............................................................................      --       --       --       --
                                                                                         -------   ------  -------   ------
  Net Increase (Decrease)...............................................................      --       --       --       --
                                                                                         =======   ======  =======   ======

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................     165       38      263       13
  Redeemed..............................................................................      (7)      (6)    (116)      (1)
                                                                                         -------   ------  -------   ------
  Net Increase (Decrease)...............................................................     158       32      147       12
                                                                                         =======   ======  =======   ======


                                                                                         MFS(R) UTILITIES SERIES
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   42,087  $   40,268
  Net realized gain (loss) on investments...............................................    (28,724)   (110,560)
  Change in unrealized appreciation (depreciation) of investments.......................     87,140     249,541
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    100,503     179,249
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    137,780     148,748
   Transfers between funds including guaranteed interest account, net...................    (32,335)   (115,009)
   Transfers for contract benefits and terminations.....................................   (170,680)   (146,771)
   Contract maintenance charges.........................................................    (82,946)    (81,893)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (148,181)   (194,925)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          (2)
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    (47,678)    (15,678)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,505,686   1,521,364
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,458,008  $1,505,686
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................      6,725      10,598
  Redeemed..............................................................................    (11,476)    (18,584)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (4,751)     (7,986)
                                                                                         ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-75

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              MULTIMANAGER
                                                                                           AGGRESSIVE EQUITY*
                                                                                         ----------------------
                                                                                            2011      2010 (B)
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $       --  $    5,250
  Net realized gain (loss) on investments...............................................     (5,325)    (16,102)
  Change in unrealized appreciation (depreciation) of investments.......................    (93,576)    258,410
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    (98,901)    247,558
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    355,279     270,033
   Transfers between funds including guaranteed interest account, net...................    (62,577)    479,304
   Transfers for contract benefits and terminations.....................................    (23,376)     (7,280)
   Contract maintenance charges.........................................................   (171,548)   (101,931)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................     97,778     640,126
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.        (20)          2
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................     (1,143)    887,686
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,447,268     559,582
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,446,125  $1,447,268
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      3,826      10,108
  Redeemed..............................................................................     (2,729)     (1,079)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      1,097       9,029
                                                                                         ==========  ==========

                                                                                              MULTIMANAGER
                                                                                               CORE BOND*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  244,147  $  258,129
  Net realized gain (loss) on investments...............................................    321,070     134,644
  Change in unrealized appreciation (depreciation) of investments.......................    (48,768)    136,075
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    516,449     528,848
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    431,866     475,892
   Transfers between funds including guaranteed interest account, net...................     14,151     180,586
   Transfers for contract benefits and terminations.....................................   (171,813)    (44,513)
   Contract maintenance charges.........................................................   (480,282)   (439,031)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (206,078)    172,934
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    310,371     701,782
NET ASSETS -- BEGINNING OF PERIOD.......................................................  8,602,983   7,901,201
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $8,913,354  $8,602,983
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................      1,848      34,339
  Redeemed..............................................................................    (39,747)    (37,667)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (37,899)     (3,328)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      2,540       3,699
  Redeemed..............................................................................       (818)     (2,184)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      1,722       1,515
                                                                                         ==========  ==========

                                                                                              MULTIMANAGER
                                                                                          INTERNATIONAL EQUITY*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   20,856  $   33,818
  Net realized gain (loss) on investments...............................................    (73,653)    (23,732)
  Change in unrealized appreciation (depreciation) of investments.......................   (178,839)     77,059
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (231,636)     87,145
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    323,439     435,182
   Transfers between funds including guaranteed interest account, net...................     (2,130)    (10,516)
   Transfers for contract benefits and terminations.....................................    (72,740)     (8,033)
   Contract maintenance charges.........................................................   (142,320)   (126,998)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    106,249     289,635
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (125,387)    376,780
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,212,982     836,202
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,087,595  $1,212,982
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      1,268       1,880
  Redeemed..............................................................................       (684)       (234)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        584       1,646
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-76

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            MULTIMANAGER
                                                                                           LARGE CAP CORE
                                                                                               EQUITY*
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    832  $    594
  Net realized gain (loss) on investments...............................................      749    (5,279)
  Change in unrealized appreciation (depreciation) of investments.......................  (20,088)   33,286
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................  (18,507)   28,601
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   42,064   142,519
   Transfers between funds including guaranteed interest account, net...................    2,367   (12,441)
   Transfers for contract benefits and terminations.....................................   (1,734)   (7,510)
   Contract maintenance charges.........................................................  (18,076)  (13,967)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................   24,621   108,601
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................    6,114   137,202
NET ASSETS -- BEGINNING OF PERIOD.......................................................  238,426   101,224
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $244,540  $238,426
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................    1,051       999
  Redeemed..............................................................................     (885)     (184)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................      166       815
                                                                                         ========  ========

                                                                                              MULTIMANAGER
                                                                                            LARGE CAP VALUE*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   61,961  $   53,576
  Net realized gain (loss) on investments...............................................    (49,528)    (81,059)
  Change in unrealized appreciation (depreciation) of investments.......................   (294,749)    642,484
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (282,316)    615,001
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    285,548     389,365
   Transfers between funds including guaranteed interest account, net...................     (7,663)         88
   Transfers for contract benefits and terminations.....................................   (135,645)    (95,758)
   Contract maintenance charges.........................................................   (283,910)   (260,252)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (141,670)     33,443
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (423,986)    648,444
NET ASSETS -- BEGINNING OF PERIOD.......................................................  5,237,211   4,588,767
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $4,813,225  $5,237,211
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................    (25,510)    (29,011)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................    (25,510)    (29,011)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      2,056       2,175
  Redeemed..............................................................................     (1,709)       (545)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        347       1,630
                                                                                         ==========  ==========

                                                                                            MULTIMANAGER
                                                                                           MID CAP GROWTH*
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $     --  $     --
  Net realized gain (loss) on investments...............................................    4,737    (3,385)
  Change in unrealized appreciation (depreciation) of investments.......................  (46,875)   91,041
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................  (42,138)   87,656
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  136,684   167,481
   Transfers between funds including guaranteed interest account, net...................   (4,789)  (38,640)
   Transfers for contract benefits and terminations.....................................   (7,059)   (7,788)
   Contract maintenance charges.........................................................  (55,579)  (46,905)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................   69,257    74,148
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................   27,119   161,804
NET ASSETS -- BEGINNING OF PERIOD.......................................................  425,826   264,022
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $452,945  $425,826
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

UNIT ACTIVITY CLASS B
  Issued................................................................................      508       700
  Redeemed..............................................................................     (188)     (259)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................      320       441
                                                                                         ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-77

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              MULTIMANAGER
                                                                                             MID CAP VALUE*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $      199  $    6,819
  Net realized gain (loss) on investments...............................................     22,867       1,040
  Change in unrealized appreciation (depreciation) of investments.......................   (170,862)    190,098
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (147,796)    197,957
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    200,941     192,997
   Transfers between funds including guaranteed interest account, net...................      5,356     207,842
   Transfers for contract benefits and terminations.....................................    (21,052)    (14,500)
   Contract maintenance charges.........................................................    (90,709)    (69,679)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................     94,536     316,660
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         13          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    (53,247)    514,617
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,013,572     498,955
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $  960,325  $1,013,572
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      2,849       2,810
  Redeemed..............................................................................     (2,301)       (543)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        548       2,267
                                                                                         ==========  ==========

                                                                                              MULTIMANAGER
                                                                                           MULTI-SECTOR BOND*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   95,568  $   58,718
  Net realized gain (loss) on investments...............................................   (139,513)   (238,541)
  Change in unrealized appreciation (depreciation) of investments.......................    162,978     319,941
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    119,033     140,118
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    480,917     518,905
   Transfers between funds including guaranteed interest account, net...................    (15,840)     46,632
   Transfers for contract benefits and terminations.....................................   (143,817)   (141,105)
   Contract maintenance charges.........................................................   (232,331)   (226,697)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................     88,929     197,735
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    207,962     337,853
NET ASSETS -- BEGINNING OF PERIOD.......................................................  2,307,689   1,969,836
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $2,515,651  $2,307,689
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................     17,266      18,038
  Redeemed..............................................................................    (18,412)    (22,184)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (1,146)     (4,146)
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS B
  Issued................................................................................      2,036       4,091
  Redeemed..............................................................................     (1,198)     (1,955)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................        838       2,136
                                                                                         ==========  ==========

                                                                                               MULTIMANAGER
                                                                                             SMALL CAP GROWTH*
                                                                                         ------------------------
                                                                                             2011         2010
                                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   (40,504) $   (38,744)
  Net realized gain (loss) on investments...............................................    (311,916)    (385,601)
  Change in unrealized appreciation (depreciation) of investments.......................  (1,678,064)   3,352,148
                                                                                         -----------  -----------

  Net Increase (decrease) in net assets from operations.................................  (2,030,484)   2,927,803
                                                                                         -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   1,390,257    1,521,902
   Transfers between funds including guaranteed interest account, net...................    (530,796)    (458,578)
   Transfers for contract benefits and terminations.....................................    (704,112)    (898,104)
   Contract maintenance charges.........................................................  (1,066,519)  (1,085,497)
                                                                                         -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions................    (911,170)    (920,277)
                                                                                         -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.      19,998           --
                                                                                         -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (2,921,656)   2,007,526
NET ASSETS -- BEGINNING OF PERIOD.......................................................  13,400,065   11,392,539
                                                                                         -----------  -----------

NET ASSETS -- END OF PERIOD............................................................. $10,478,409  $13,400,065
                                                                                         ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued................................................................................          --           --
  Redeemed..............................................................................          --           --
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................          --           --
                                                                                         ===========  ===========

UNIT ACTIVITY CLASS B
  Issued................................................................................      89,756      123,619
  Redeemed..............................................................................    (153,827)    (200,605)
                                                                                         -----------  -----------
  Net Increase (Decrease)...............................................................     (64,071)     (76,986)
                                                                                         ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-78

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            MULTIMANAGER
                                                                                          SMALL CAP VALUE*
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    343  $    661
  Net realized gain (loss) on investments...............................................   13,187   (35,347)
  Change in unrealized appreciation (depreciation) of investments.......................  (56,844)  129,589
                                                                                         --------  --------

  Net Increase (decrease) in net asavbsets from operations..............................  (43,314)   94,903
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contribavutions and Transfers:
   Payments received from contractowners................................................   90,245   164,693
   Transfers between funds including guaranteed interest account, net...................  (35,390)  (24,126)
   Transfers for contract benefits and terminations.....................................   (2,139)   (2,174)
   Contract maintenance charges.........................................................  (39,737)  (34,517)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................   12,979   103,876
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        84
                                                                                         ========  ========

INCREASE (DECREASE) IN NET ASSETS.......................................................  (30,335)  198,863
NET ASSETS -- BEGINNING OF PERIOD.......................................................  491,895   293,032
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $461,560  $491,895
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................      525     1,314
  Redeemed..............................................................................     (449)     (689)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       76       625
                                                                                         ========  ========

UNIT ACTIVITY CLASS 2
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

                                                                                              MULTIMANAGER
                                                                                               TECHNOLOGY*
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $       --  $       --
  Net realized gain (loss) on investments...............................................     14,627     (12,453)
  Change in unrealized appreciation (depreciation) of investments.......................    (79,656)    185,210
                                                                                         ----------  ----------

  Net Increase (decrease) in net asavbsets from operations..............................    (65,029)    172,757
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contribavutions and Transfers:
   Payments received from contractowners................................................    443,135     452,918
   Transfers between funds including guaranteed interest account, net...................    (56,385)    (25,593)
   Transfers for contract benefits and terminations.....................................    (17,198)     (6,667)
   Contract maintenance charges.........................................................   (155,379)   (122,804)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    214,173     297,854
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ==========  ==========

INCREASE (DECREASE) IN NET ASSETS.......................................................    149,144     470,611
NET ASSETS -- BEGINNING OF PERIOD.......................................................  1,162,219     691,608
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,311,363  $1,162,219
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................      1,756       2,025
  Redeemed..............................................................................       (752)       (402)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................      1,004       1,623
                                                                                         ==========  ==========

UNIT ACTIVITY CLASS 2
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

                                                                                           MUTUAL SHARES
                                                                                          SECURITIES FUND
                                                                                         -----------------
                                                                                           2011    2010 (A)
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  2,351  $    48
  Net realized gain (loss) on investments...............................................      460       15
  Change in unrealized appreciation (depreciation) of investments.......................   (7,057)   1,732
                                                                                         --------  -------

  Net Increase (decrease) in net asavbsets from operations..............................   (4,246)   1,795
                                                                                         --------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contribavutions and Transfers:
   Payments received from contractowners................................................   63,185   19,664
   Transfers between funds including guaranteed interest account, net...................    8,507   37,502
   Transfers for contract benefits and terminations.....................................      (14)      --
   Contract maintenance charges.........................................................   (8,913)  (1,329)
                                                                                         --------  -------

  Net increase (decrease) in net assets from contractowners transactions................   62,765   55,837
                                                                                         --------  -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       46       --
                                                                                         ========  =======

INCREASE (DECREASE) IN NET ASSETS.......................................................   58,565   57,632
NET ASSETS -- BEGINNING OF PERIOD.......................................................   57,632       --
                                                                                         --------  -------

NET ASSETS -- END OF PERIOD............................................................. $116,197  $57,632
                                                                                         ========  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued................................................................................       --       --
  Redeemed..............................................................................       --       --
                                                                                         --------  -------
  Net Increase (Decrease)...............................................................       --       --
                                                                                         ========  =======

UNIT ACTIVITY CLASS 2
  Issued................................................................................      992      567
  Redeemed..............................................................................     (412)      (7)
                                                                                         --------  -------
  Net Increase (Decrease)...............................................................      580      560
                                                                                         ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-79

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                           OPPENHEIMER GLOBAL
                                                                                           SECURITIES FUND/VA
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   13,464  $   15,554
  Net realized gain (loss) on investments...............................................    (83,034)   (104,112)
  Change in unrealized appreciation (depreciation) of investments.......................    (98,402)    358,649
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (167,972)    270,091
                                                                                         ==========  ==========

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    247,973     288,841
   Transfers between funds including guaranteed interest account, net...................   (103,131)    (95,065)
   Transfers for contract benefits and terminations.....................................   (115,374)   (104,534)
   Contract maintenance charges.........................................................   (105,731)   (113,490)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    (76,263)    (24,248)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          (4)
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (244,235)    245,839
NET ASSETS -- BEGINNING OF PERIOD.......................................................  2,021,742   1,775,903
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,777,507  $2,021,742
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY ADVISOR CLASS
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................     14,180      17,472
  Redeemed..............................................................................    (17,743)    (18,755)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (3,563)     (1,283)
                                                                                         ==========  ==========

                                                                                           PIMCO VARIABLE
                                                                                           INSURANCE TRUST
                                                                                         COMMODITYREALRETURN(R)
                                                                                         STRATEGY PORTFOLIO
                                                                                         ---------------------
                                                                                           2011      2010 (A)
                                                                                          --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $ 26,584    $  4,298
  Net realized gain (loss) on investments...............................................    4,526       1,701
  Change in unrealized appreciation (depreciation) of investments.......................  (56,573)      8,459
                                                                                          --------   --------

  Net Increase (decrease) in net assets from operations.................................  (25,463)     14,458
                                                                                          ========   ========

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  175,737      56,413
   Transfers between funds including guaranteed interest account, net...................   48,941      42,255
   Transfers for contract benefits and terminations.....................................     (220)         --
   Contract maintenance charges.........................................................  (24,820)     (2,205)
                                                                                          --------   --------

  Net increase (decrease) in net assets from contractowners transactions................  199,638      96,463
                                                                                          --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --          --
                                                                                          --------   --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  174,175     110,921
NET ASSETS -- BEGINNING OF PERIOD.......................................................  110,921          --
                                                                                          --------   --------

NET ASSETS -- END OF PERIOD............................................................. $285,096    $110,921
                                                                                          ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued................................................................................       --          --
  Redeemed..............................................................................       --          --
                                                                                          --------   --------
  Net Increase (Decrease)...............................................................       --          --
                                                                                          ========   ========

UNIT ACTIVITY ADVISOR CLASS
  Issued................................................................................    2,458         900
  Redeemed..............................................................................     (868)         (7)
                                                                                          --------   --------
  Net Increase (Decrease)...............................................................    1,590         893
                                                                                          ========   ========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................       --          --
  Redeemed..............................................................................       --          --
                                                                                          --------   --------
  Net Increase (Decrease)...............................................................       --          --
                                                                                          ========   ========

                                                                                             PIMCO VARIABLE
                                                                                             INSURANCE TRUST
                                                                                          GLOBAL BOND PORTFOLIO
                                                                                               (UNHEDGED)
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   82,830  $  141,899
  Net realized gain (loss) on investments...............................................    178,584      84,922
  Change in unrealized appreciation (depreciation) of investments.......................     (4,504)    125,956
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................    256,910     352,777
                                                                                         ==========  ==========

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    325,804     353,373
   Transfers between funds including guaranteed interest account, net...................    129,881     169,754
   Transfers for contract benefits and terminations.....................................   (361,646)   (239,474)
   Contract maintenance charges.........................................................   (242,474)   (234,393)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................   (148,435)     49,260
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................    108,475     402,037
NET ASSETS -- BEGINNING OF PERIOD.......................................................  3,590,100   3,188,063
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $3,698,575  $3,590,100
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued................................................................................     39,888      37,363
  Redeemed..............................................................................    (46,515)    (35,127)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (6,627)      2,236
                                                                                         ==========  ==========

UNIT ACTIVITY ADVISOR CLASS
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-80

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                           PIMCO VARIABLE
                                                                                           INSURANCE TRUST
                                                                                             REAL RETURN
                                                                                              PORTFOLIO
                                                                                         ------------------
                                                                                           2011    2010 (A)
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  7,447  $  2,441
  Net realized gain (loss) on investments...............................................   18,263     1,193
  Change in unrealized appreciation (depreciation) of investments.......................   17,831    (7,290)
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................   43,541    (3,656)
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  241,335    95,758
   Transfers between funds including guaranteed interest account, net...................  141,993   180,262
   Transfers for contract benefits and terminations.....................................     (837)       --
   Contract maintenance charges.........................................................  (49,191)   (6,264)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................  333,300   269,756
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       48        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  376,889   266,100
NET ASSETS -- BEGINNING OF PERIOD.......................................................  266,100        --
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $642,989  $266,100
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued................................................................................    4,427     2,893
  Redeemed..............................................................................   (1,476)     (362)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................    2,951     2,531
                                                                                         ========  ========

UNIT ACTIVITY CLASS II
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

                                                                                            PIMCO VARIABLE
                                                                                            INSURANCE TRUST      T. ROWE PRICE
                                                                                             TOTAL RETURN        EQUITY INCOME
                                                                                               PORTFOLIO         PORTFOLIO - II
                                                                                         --------------------  -----------------
                                                                                            2011     2010 (A)    2011    2010 (A)
                                                                                         ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   32,291  $ 26,151  $  1,414  $    98
  Net realized gain (loss) on investments...............................................     18,302     7,726       307       25
  Change in unrealized appreciation (depreciation) of investments.......................     (9,867)  (36,134)   (1,439)   1,276
                                                                                         ----------  --------  --------  -------

  Net Increase (decrease) in net assets from operations.................................     40,726    (2,257)      282    1,399
                                                                                         ----------  --------  --------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    610,152   444,963    58,843    7,046
   Transfers between funds including guaranteed interest account, net...................    180,971   542,634    66,952    8,438
   Transfers for contract benefits and terminations.....................................       (417)       --       (14)      --
   Contract maintenance charges.........................................................   (179,252)  (32,799)  (11,959)    (674)
                                                                                         ----------  --------  --------  -------

  Net increase (decrease) in net assets from contractowners transactions................    611,454   954,798   113,822   14,810
                                                                                         ----------  --------  --------  -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         60        12        --       --
                                                                                         ----------  --------  --------  -------

INCREASE (DECREASE) IN NET ASSETS.......................................................    652,240   952,553   114,104   16,209
NET ASSETS -- BEGINNING OF PERIOD.......................................................    952,553        --    16,209       --
                                                                                         ----------  --------  --------  -------

NET ASSETS -- END OF PERIOD............................................................. $1,604,793  $952,553  $130,313  $16,209
                                                                                         ==========  ========  ========  =======

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued................................................................................      8,834     9,241        --       --
  Redeemed..............................................................................     (3,121)     (137)       --       --
                                                                                         ----------  --------  --------  -------
  Net Increase (Decrease)...............................................................      5,713     9,104        --       --
                                                                                         ==========  ========  ========  =======

UNIT ACTIVITY CLASS II
  Issued................................................................................         --        --     1,416      160
  Redeemed..............................................................................         --        --      (291)      (2)
                                                                                         ----------  --------  --------  -------
  Net Increase (Decrease)...............................................................         --        --     1,125      158
                                                                                         ==========  ========  ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-81

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          TEMPLETON DEVELOPING
                                                                                         MARKETS SECURITIES FUND
                                                                                         ---------------------
                                                                                             2011      2010 (A)
                                                                                         -----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $     2,088   $     15
  Net realized gain (loss) on investments...............................................        (763)       317
  Change in unrealized appreciation (depreciation) of investments.......................    (490,397)    15,609
                                                                                         -----------   --------

  Net Increase (decrease) in net assets from operations.................................    (489,072)    15,941
                                                                                         -----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  15,036,690     67,023
   Transfers between funds including guaranteed interest account, net...................      27,250     89,987
   Transfers for contract benefits and terminations.....................................          --         --
   Contract maintenance charges.........................................................     (73,157)    (3,523)
                                                                                         -----------   --------

  Net increase (decrease) in net assets from contractowners transactions................  14,990,783    153,487
                                                                                         -----------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --         --
                                                                                         -----------   --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  14,501,711    169,428
NET ASSETS -- BEGINNING OF PERIOD.......................................................     169,428         --
                                                                                         -----------   --------

NET ASSETS -- END OF PERIOD............................................................. $14,671,139   $169,428
                                                                                         ===========   ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued................................................................................     153,353      1,510
  Redeemed..............................................................................      (1,406)       (19)
                                                                                         -----------   --------
  Net Increase (Decrease)...............................................................     151,947      1,491
                                                                                         ===========   ========

                                                                                                                    TEMPLETON
                                                                                            TEMPLETON GLOBAL         GROWTH
                                                                                          BOND SECURITIES FUND   SECURITIES FUND
                                                                                         ---------------------  ----------------
                                                                                             2011     2010 (A)    2011   2010 (A)
                                                                                         -----------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $    38,368  $     14  $   320  $    --
  Net realized gain (loss) on investments...............................................       6,559     1,984   (1,582)      58
  Change in unrealized appreciation (depreciation) of investments.......................    (314,782)    3,451   (1,298)       3
                                                                                         -----------  --------  -------  -------

  Net Increase (decrease) in net assets from operations.................................    (269,855)    5,449   (2,560)      61
                                                                                         -----------  --------  -------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................  14,988,526   265,484   17,049   13,243
   Transfers between funds including guaranteed interest account, net...................     255,095   161,282      124      157
   Transfers for contract benefits and terminations.....................................        (517)       --       --       --
   Contract maintenance charges.........................................................    (142,585)  (11,970)  (2,406)    (733)
                                                                                         -----------  --------  -------  -------

  Net increase (decrease) in net assets from contractowners transactions................  15,100,519   414,796   14,767   12,667
                                                                                         -----------  --------  -------  -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.          --         4       --       --
                                                                                         -----------  --------  -------  -------

INCREASE (DECREASE) IN NET ASSETS.......................................................  14,830,664   420,249   12,207   12,728
NET ASSETS -- BEGINNING OF PERIOD.......................................................     420,249        --   12,728       --
                                                                                         -----------  --------  -------  -------

NET ASSETS -- END OF PERIOD............................................................. $15,250,913  $420,249  $24,935  $12,728
                                                                                         ===========  ========  =======  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued................................................................................     143,471     4,217      309      142
  Redeemed..............................................................................      (1,172)     (221)    (174)     (20)
                                                                                         -----------  --------  -------  -------
  Net Increase (Decrease)...............................................................     142,299     3,996      135      122
                                                                                         ===========  ========  =======  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-82

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                             UIF EMERGING
                                                                                             MARKETS DEBT
                                                                                              PORTFOLIO
                                                                                         -------------------
                                                                                           2011       2010
                                                                                         --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $  5,797  $   7,921
  Net realized gain (loss) on investments...............................................    7,576     21,594
  Change in unrealized appreciation (depreciation) of investments.......................   (1,231)    (3,828)
                                                                                         --------  ---------

  Net Increase (decrease) in net assets from operations.................................   12,142     25,687
                                                                                         --------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   10,513      8,932
   Transfers between funds including guaranteed interest account, net...................   18,756    (92,174)
   Transfers for contract benefits and terminations.....................................  (35,026)   (58,573)
   Contract maintenance charges.........................................................   (4,065)    (5,990)
                                                                                         --------  ---------

  Net increase (decrease) in net assets from contractowners transactions................   (9,822)  (147,805)
                                                                                         --------  ---------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --         --
                                                                                         --------  ---------

INCREASE (DECREASE) IN NET ASSETS.......................................................    2,320   (122,118)
NET ASSETS -- BEGINNING OF PERIOD.......................................................  160,519    282,637
                                                                                         --------  ---------

NET ASSETS -- END OF PERIOD............................................................. $162,839  $ 160,519
                                                                                         ========  =========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued................................................................................    1,268        952
  Redeemed..............................................................................   (1,627)    (7,357)
                                                                                         --------  ---------
  Net Increase (Decrease)...............................................................     (359)    (6,405)
                                                                                         ========  =========

UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................       --         --
  Redeemed..............................................................................       --         --
                                                                                         --------  ---------
  Net Increase (Decrease)...............................................................       --         --
                                                                                         ========  =========

                                                                                          VAN ECK VIP EMERGING
                                                                                              MARKETS FUND
                                                                                         ----------------------
                                                                                            2011        2010
                                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   20,054  $   11,427
  Net realized gain (loss) on investments...............................................    (23,339)   (102,919)
  Change in unrealized appreciation (depreciation) of investments.......................   (535,170)    543,450
                                                                                         ----------  ----------

  Net Increase (decrease) in net assets from operations.................................   (538,455)    451,958
                                                                                         ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................     37,559       9,033
   Transfers between funds including guaranteed interest account, net...................     (4,988)      7,945
   Transfers for contract benefits and terminations.....................................    (56,733)   (134,601)
   Contract maintenance charges.........................................................    (67,608)    (73,894)
                                                                                         ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions................    (91,770)   (191,517)
                                                                                         ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.         --          --
                                                                                         ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.......................................................   (630,225)    260,441
NET ASSETS -- BEGINNING OF PERIOD.......................................................  2,151,750   1,891,309
                                                                                         ----------  ----------

NET ASSETS -- END OF PERIOD............................................................. $1,521,525  $2,151,750
                                                                                         ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued................................................................................         --          --
  Redeemed..............................................................................         --          --
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................         --          --
                                                                                         ==========  ==========

UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................      1,949       7,220
  Redeemed..............................................................................     (6,217)    (17,470)
                                                                                         ----------  ----------
  Net Increase (Decrease)...............................................................     (4,268)    (10,250)
                                                                                         ==========  ==========

                                                                                         VAN ECK VIP GLOBAL
                                                                                              BOND FUND
                                                                                         ------------------
                                                                                           2011      2010
                                                                                         --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $ 19,953  $  5,409
  Net realized gain (loss) on investments...............................................    4,755        78
  Change in unrealized appreciation (depreciation) of investments.......................   (5,184)    3,929
                                                                                         --------  --------

  Net Increase (decrease) in net assets from operations.................................   19,524     9,416
                                                                                         --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................    9,699     8,894
   Transfers between funds including guaranteed interest account, net...................    2,444   123,327
   Transfers for contract benefits and terminations.....................................  (55,225)   (1,873)
   Contract maintenance charges.........................................................   (7,048)   (4,598)
                                                                                         --------  --------

  Net increase (decrease) in net assets from contractowners transactions................  (50,130)  125,750
                                                                                         --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.       --        --
                                                                                         --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................................................  (30,606)  135,166
NET ASSETS -- BEGINNING OF PERIOD.......................................................  250,347   115,181
                                                                                         --------  --------

NET ASSETS -- END OF PERIOD............................................................. $219,741  $250,347
                                                                                         ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued................................................................................       --        --
  Redeemed..............................................................................       --        --
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................       --        --
                                                                                         ========  ========

UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................      796     6,862
  Redeemed..............................................................................   (3,093)     (624)
                                                                                         --------  --------
  Net Increase (Decrease)...............................................................   (2,297)    6,238
                                                                                         ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-83

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          VAN ECK VIP GLOBAL
                                                                                           HARD ASSETS FUND
                                                                                         --------------------
                                                                                            2011       2010
                                                                                         ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).......................................................... $   7,549  $   2,049
  Net realized gain (loss) on investments...............................................    48,486     33,018
  Change in unrealized appreciation (depreciation) of investments.......................  (194,873)    86,020
                                                                                         ---------  ---------

  Net Increase (decrease) in net assets from operations.................................  (138,838)   121,087
                                                                                         ---------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners................................................   264,801    146,618
   Transfers between funds including guaranteed interest account, net...................   124,800     95,227
   Transfers for contract benefits and terminations.....................................  (102,910)  (155,885)
   Contract maintenance charges.........................................................   (52,364)   (21,578)
                                                                                         ---------  ---------

  Net increase (decrease) in net assets from contractowners transactions................   234,327     64,382
                                                                                         ---------  ---------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L.        --         --
                                                                                         ---------  ---------

INCREASE (DECREASE) IN NET ASSETS.......................................................    95,489    185,469
NET ASSETS -- BEGINNING OF PERIOD.......................................................   666,576    481,107
                                                                                         ---------  ---------

NET ASSETS -- END OF PERIOD............................................................. $ 762,065  $ 666,576
                                                                                         =========  =========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS S SHARES
  Issued................................................................................     3,489      1,491
  Redeemed..............................................................................      (711)       (29)
                                                                                         ---------  ---------
  Net Increase (Decrease)...............................................................     2,778      1,462
                                                                                         =========  =========

UNIT ACTIVITY INITIAL CLASS
  Issued................................................................................       957      5,496
  Redeemed..............................................................................    (2,452)    (7,906)
                                                                                         ---------  ---------
  Net Increase (Decrease)...............................................................    (1,495)    (2,410)
                                                                                         =========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(a)Units were made available for sale on May 24, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010. (See Note 6)
(c)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6)
(d)Units were made available for sale on May 2, 2011.
(e)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011. (See Note 6)
(f)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. (See Note 6)

                                    FSA-84

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive LifeSM Legacy), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly- owned subsidiary of MONY.

   The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. The Universal Institutional Funds, Inc., and Van Eck Worldwide Insurance Trust (collectively, the "Funds" or the "Trusts"). The Funds are registered under the 1940 Act as open-end, management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Fund has separate investment objectives. As used herein, "the "Funds" or the "Trusts"" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

   The Variable Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Health Care Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund
 .   Invesco V.I. Technology Fund
 .   Invesco Van Kampen V.I. Global Value Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology

     DREYFUS STOCK INDEX FUND, INC.
 .   Dreyfus Stock Index Fund, Inc.

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions

                                    FSA-85

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index/(1)/
 .   EQ/International Value PLUS/(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth/(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth/(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Income Securities Fund
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     JANUS ASPEN SERIES
 .   Janus Aspen Series Balanced Portfolio
 .   Janus Aspen Series Enterprise Portfolio
 .   Janus Aspen Series Forty Portfolio
 .   Janus Aspen Series Overseas Portfolio
 .   Janus Aspen Series Perkins Mid Cap Value Portfolio
 .   Janus Aspen Series Worldwide Portfolio

     LAZARD FUNDS RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Global Securities Fund/VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio -- II

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 .   UIF Emerging Markets Debt Portfolio

     VAN ECK EQUITY SERIES, INC.
 .   Van Eck VIP Emerging Markets Fund
 .   Van Eck VIP Global Bond Fund
 .   Van Eck VIP Global Hard Assets Fund

  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 4 of these financial statements.

                                    FSA-86

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

   In the normal course of business, MONY America on behalf of the Variable Investment Options may have include agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Variable Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of the Funds and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Funds using the fair value of the underlying assets of each Portfolio less liabilities.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

                                    FSA-87

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and changes, including premium charges, as applicable and state premium taxes.

   Transfers between funds including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Variable Account are classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Expenses and Related Party Transactions

   Investment Manager and Advisors:

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of the Funds. Shares are offered by the Funds at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Fund expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Fund. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B

                                    FSA-88

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Expenses and Related Party Transactions (Concluded)

   shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charge by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Funds and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond Plus, will be charged a 12b-1 fee.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of Portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In Addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

   Contract Distribution and Principal Underwriter:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

5. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES     SALES
                                                   ----------- -----------
All Asset Allocation.............................. $10,367,512 $14,875,853
American Century VP Mid Cap Value Fund............     137,375      21,335
AXA Aggressive Allocation.........................   2,957,237     964,760
AXA Balanced Strategy.............................   3,930,879     567,251

                                    FSA-89

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


5. Purchases and Sales of Investments (Continued)

                                                    PURCHASES     SALES
                                                   ----------- -----------
AXA Conservative Allocation....................... $ 1,128,085 $   686,672
AXA Conservative Growth Strategy..................   1,474,609     520,864
AXA Conservative-Plus Allocation..................   1,241,080     555,342
AXA Conservative Strategy.........................     492,838     154,732
AXA Growth Strategy...............................   4,450,303     867,728
AXA Moderate Allocation...........................   5,941,681   2,257,462
AXA Moderate Growth Strategy......................  10,001,480     790,386
AXA Moderate-Plus Allocation......................   9,474,854   2,495,921
AXA Tactical Manager 400..........................      47,059      36,505
AXA Tactical Manager 500..........................      43,443      22,690
AXA Tactical Manager 2000.........................      47,221      21,049
AXA Tactical Manager International................      87,701      24,895
Dreyfus Stock Index Fund, Inc.....................   2,151,414   5,110,749
EQ/AllianceBernstein Small Cap Growth.............     609,992     483,233
EQ/BlackRock Basic Value Equity...................   1,256,994     632,065
EQ/Boston Advisors Equity Income..................   1,620,102   2,416,735
EQ/Calvert Socially Responsible...................     253,270     296,263
EQ/Capital Guardian Research......................     500,015     720,688
EQ/Common Stock Index.............................   1,170,312     359,990
EQ/Core Bond Index................................   3,786,259   6,056,378
EQ/Equity 500 Index...............................   1,289,834     387,777
EQ/Equity Growth PLUS.............................   1,217,016   1,971,857
EQ/GAMCO Mergers and Acquisitions.................     403,043     182,091
EQ/GAMCO Small Company Value......................   8,289,846  14,284,211
EQ/Global Bond PLUS...............................     386,603     162,941
EQ/Global Multi-Sector Equity.....................     988,258     674,031
EQ/Intermediate Government Bond Index.............   1,339,340   2,641,394
EQ/International Core PLUS........................     379,097     155,957
EQ/International Equity Index.....................     620,014     306,602
EQ/International Value PLUS.......................     622,608     436,938
EQ/JPMorgan Value Opportunities...................     145,731      75,126
EQ/Large Cap Core PLUS............................     283,799     243,858
EQ/Large Cap Growth Index.........................     195,869      64,228
EQ/Large Cap Growth PLUS..........................     749,479     120,244
EQ/Large Cap Value Index..........................   6,813,796     748,564
EQ/Large Cap Value PLUS...........................     523,340     769,539
EQ/Lord Abbett Large Cap Core.....................     194,728      55,574
EQ/MFS International Growth.......................   2,753,556   3,212,468
EQ/Mid Cap Index..................................     602,900     484,129
EQ/Mid Cap Value PLUS.............................   1,562,694   2,193,750
EQ/Money Market...................................  16,197,859  17,744,545
EQ/Montag & Caldwell Growth.......................   5,898,003   9,948,518
EQ/Morgan Stanley Mid Cap Growth..................   2,625,666   2,117,211
EQ/PIMCO Ultra Short Bond.........................     949,906     840,346
EQ/Quality Bond PLUS..............................   1,549,888   2,064,500
EQ/Small Company Index............................   1,115,093     671,111
EQ/T. Rowe Price Growth Stock.....................   4,458,978   7,516,182
EQ/UBS Growth & Income............................   1,955,287   3,193,389
EQ/Van Kampen Comstock............................     333,177     233,953
EQ/Wells Fargo Omega Growth.......................   1,084,127     364,383
Fidelity(R) VIP Asset Manager Portfolio...........       2,245         274
Fidelity(R) VIP Contrafund(R) Portfolio...........   3,052,033   5,157,007
Fidelity(R) VIP Growth & Income Portfolio.........     123,069      56,453
Fidelity(R) VIP Mid Cap Portfolio.................     198,964      39,445

                                    FSA-90

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


5. Purchases and Sales of Investments (Concluded)

                                                    PURCHASES    SALES
                                                   ----------- ----------
Franklin Income Securities Fund................... $ 1,361,776 $1,813,014
Franklin Rising Dividends Securities Fund.........     549,922    317,271
Franklin Small Cap Value Securities Fund..........      36,675     10,282
Franklin Strategic Income Securities Fund.........     278,028     34,116
Goldman Sachs VIT Mid Cap Value Fund..............     107,136     18,191
Invesco V.I. Dividend Growth Fund.................     180,285     22,932
Invesco V.I. Global Health Care Fund..............      95,641     95,490
Invesco V.I. Global Real Estate Fund..............     294,722     67,517
Invesco V.I. International Growth Fund............     190,329     29,799
Invesco V.I. Mid Cap Core Equity Fund.............      48,135      9,958
Invesco V.I. Small Cap Equity Fund................      69,224     16,362
Invesco V.I. Technology Fund......................      37,263     59,734
Invesco Van Kampen V.I. Global Value Equity Fund..      79,737    116,429
Ivy Funds VIP Energy..............................     544,146    242,480
Ivy Funds VIP Mid Cap Growth......................     240,359     25,856
Ivy Funds VIP Small Cap Growth....................     104,213     25,434
Janus Aspen Series Balanced Portfolio.............   1,931,516  2,297,472
Janus Aspen Series Enterprise Portfolio...........   1,203,352  2,268,484
Janus Aspen Series Forty Portfolio................   1,423,861  2,682,816
Janus Aspen Series Overseas Portfolio.............     858,515  1,492,998
Janus Aspen Series Perkins Mid Cap Value Portfolio      29,209    164,743
Janus Aspen Series Worldwide Portfolio............   1,262,920  2,245,195
Lazard Retirement Emerging Markets Equity
 Portfolio........................................     807,120     77,508
MFS(R) International Value Portfolio..............     349,465    110,104
MFS(R) Investors Growth Stock Series..............      17,844        752
MFS(R) Investors Trust Series.....................      27,217     12,130
MFS(R) Utilities Series...........................     245,409    351,504
Multimanager Aggressive Equity....................     290,420    192,643
Multimanager Core Bond............................     971,172    629,646
Multimanager International Equity.................     245,488    118,383
Multimanager Large Cap Core Equity................     145,143    119,690
Multimanager Large Cap Value......................     394,168    473,877
Multimanager Mid Cap Growth.......................     107,359     38,103
Multimanager Mid Cap Value........................     434,142    339,407
Multimanager Multi-Sector Bond....................     599,465    414,968
Multimanager Small Cap Growth.....................   1,563,256  2,494,932
Multimanager Small Cap Value......................      95,016     81,694
Multimanager Technology...........................     369,399    155,226
Mutual Shares Securities Fund.....................     107,382     42,266
Oppenheimer Global Securities Fund/VA.............     298,895    361,692
PIMCO Variable Insurance Trust
 CommodityRealReturn(R) Strategy Portfolio........     334,392    108,170
PIMCO Variable Insurance Trust Global Bond
 Portfolio (Unhedged).............................   1,027,946  1,010,402
PIMCO Variable Insurance Trust Real Return
 Portfolio........................................     520,831    161,689
PIMCO Variable Insurance Trust Total Return
 Portfolio........................................   1,003,136    337,381
T. Rowe Price Equity Income Portfolio -- II.......     146,115     30,879
Templeton Developing Markets Securities Fund......  15,132,740    139,869
Templeton Global Bond Securities Fund.............  15,270,415    127,064
Templeton Growth Securities Fund..................      32,361     17,275
UIF Emerging Markets Debt Portfolio...............      37,505     39,724
Van Eck VIP Emerging Markets Fund.................      62,037    133,753
Van Eck VIP Global Bond Fund......................      41,906     66,996
Van Eck VIP Global Hard Assets Fund...............     452,907    202,683

                                    FSA-91

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On
   April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of their assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

--------------------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 20, 2011                   EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------
Shares -- Class A                   15,725                               12,151
Value -- Class A                $    13.86                           $    17.94
Shares -- Class B                   26,936                               61,074
Value -- Class B                $    13.86                           $    17.57
Net Assets Before Merger        $  591,282                           $  699,777
Net Assets After Merger         $       --                           $1,291,059
--------------------------------------------------------------------------------------------------------
 MAY 20, 2011                   EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class A                  587,739                            1,114,332
Value -- Class A                $    10.67                           $     5.63
Shares -- Class B                   45,503                              151,359
Value -- Class B                $    10.68                           $     5.61
Net Assets Before Merger        $6,757,146                           $  365,665
Net Assets After Merger         $       --                           $7,122,811
--------------------------------------------------------------------------------------------------------
 APRIL 29, 2011                 INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------------
Shares -- Series I                  32,093                               12,554
Value -- Series I               $     5.95                           $    15.21
Net Assets Before Merger        $  190,951                           $       --
Net Assets After Merger         $       --                           $  190,950
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010             MULTIMANAGER LARGE CAP GROWTH        MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B                   74,573                               53,114
Value -- Class B                $     7.72                           $    23.38
Net Assets Before Substitution  $  575,704                           $  661,101
Net Assets After Substitution   $       --                           $1,241,805

                                    FSA-92

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


7. Contractowner Charges

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

   PREMIUM CHARGE: This charge is deducted from each premium payment and ranges from a low of 0% to a high of 12%.

   MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0% to a high of 1.75%. For Incentive Life Legacy, Incentive Life Legacy II, and MONY America Corporate Sponsored Variable Universal Life the charge is deducted from the fund value.

   MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

   ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

   COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

   PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

   SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   MEDICAL UNDERWRITING CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   GUARANTEED ISSUE CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the first three policy years on policies that were issued on a guaranteed issue basis.

   REINSTATEMENT FEE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

   ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

                                    FSA-93

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


7. Contractowner Charges (Concluded)


   CHARGE FOR STATE AND LOCAL TAX EXPENSE: This charge is a percentage of each premium paid and varies by state.

   CHARGE FOR FEDERAL TAX EXPENSE: This charge is 1.25% of each premium paid.

   RIDERS: The charge for any optional benefits elected by the Contractowner are deducted monthly from the fund value.

8. Financial Highlights

   The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                 AT DECEMBER 31,
                                                -------------------------------------------------
                                                                UNITS OUTSTANDING
                                                -------------------------------------------------
                                                  2011      2010      2009      2008      2007
                                                --------- --------- --------- --------- ---------
All Asset Allocation........................... 3,211,366 3,526,149 3,853,803 4,220,622 4,557,493
American Century VP Mid Cap Value Fund (aj)....     1,290       236        --        --        --
AXA Aggressive Allocation......................   204,057   191,264   173,559   110,148    47,874
AXA Balanced Strategy (ae).....................    51,912    22,865     2,439        --        --
AXA Conservative Allocation....................    61,571    68,111    56,245    30,961     1,251
AXA Conservative Growth Strategy (ae)..........    15,302     7,113       296        --        --
AXA Conservative-Plus Allocation...............   155,386   137,416    89,606    32,872    12,493
AXA Conservative Strategy (ae).................     7,900     4,981       571        --        --
AXA Growth Strategy (ae).......................    52,742    22,660     2,943        --        --
AXA Moderate Allocation........................   513,791   484,702   425,025   253,104    74,700
AXA Moderate Growth Strategy (ae)..............   144,372    65,733     6,335        --        --
AXA Moderate-Plus Allocation...................   811,433   815,478   702,241   479,102   176,828
AXA Tactical Manager 400 (aj)..................       653       565        --        --        --
AXA Tactical Manager 500 (aj)..................       498       303        --        --        --
AXA Tactical Manager 2000 (aj).................       526       267        --        --        --
AXA Tactical Manager International (aj)........       917       310        --        --        --
Dreyfus Stock Index Fund, Inc.................. 1,722,346 1,976,534 2,947,295 3,395,551 4,239,431
EQ/AllianceBernstein Small Cap Growth (e)......    45,702    54,068    56,375    54,133    55,464
EQ/BlackRock Basic Value Equity (l)............    64,219    67,780    67,562    64,235    56,733
EQ/Boston Advisors Equity Income (m)...........   993,591 1,072,939 1,193,049 1,428,805 2,046,743
EQ/Calvert Socially Responsible................   171,141   178,999   206,593   214,648   222,571
EQ/Capital Guardian Research (b) (n) (o).......   313,142   338,084   380,013   367,531   438,622
EQ/Common Stock Index (d)......................    46,578    39,165    37,851    31,699    30,314
EQ/Core Bond Index (q) (r) (af) (ag)........... 2,369,489 2,543,534 2,765,053   675,319 2,395,611
EQ/Equity 500 Index............................    42,638    34,731    26,585    19,703     7,835
EQ/Equity Growth PLUS..........................   671,053   740,378   794,475   886,553   957,530
EQ/GAMCO Mergers and Acquisitions..............     5,867     4,482     2,555     2,076     1,448
EQ/GAMCO Small Company Value................... 1,514,757 1,679,573 1,872,176 2,103,985 2,332,537
EQ/Global Bond PLUS............................     9,564     8,198     6,262     4,191       868
EQ/Global Multi-Sector Equity..................    56,334    58,117    61,334    55,479    48,048
EQ/Intermediate Government Bond Index (x) (ah).   915,508 1,003,858   545,599     1,935       614
EQ/International Core PLUS.....................     7,108     5,571     4,307     1,988       615
EQ/International Equity Index..................    79,739    83,500   121,221   311,841   196,408
EQ/International Value PLUS....................   232,006   240,496   238,704   406,057   592,484
EQ/JPMorgan Value Opportunities................     4,676     4,051     1,936     1,232       393
EQ/Large Cap Core PLUS.........................     3,242     2,985       572       431       123

                                    FSA-94

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Financial Highlights (Continued)

                                                                     AT DECEMBER 31,
                                                    -------------------------------------------------
                                                                    UNITS OUTSTANDING
                                                    -------------------------------------------------
                                                      2011      2010      2009      2008      2007
                                                    --------- --------- --------- --------- ---------
EQ/Large Cap Growth Index..........................    11,139     9,839     7,362     3,981     1,151
EQ/Large Cap Growth PLUS (an)......................    20,598     3,091     2,398     1,780       640
EQ/Large Cap Value Index (ao)......................   441,747     5,201     3,603     1,861       710
EQ/Large Cap Value PLUS (f) (k)....................   390,882   419,761   427,092   496,854   691,063
EQ/Lord Abbett Large Cap Core......................     4,488     3,396     2,253       857       252
EQ/MFS International Growth........................   820,016   888,308 1,036,589 1,155,158 1,259,597
EQ/Mid Cap Index (p)...............................   187,339   189,901   202,727   201,024   199,167
EQ/Mid Cap Value PLUS (h) (y) (z) (aa).............   820,089   882,615   965,418     2,679     1,590
EQ/Money Market.................................... 1,142,237 1,333,398 1,801,160 3,915,407 4,660,253
EQ/Montag & Caldwell Growth........................ 3,777,832 4,129,753 4,523,992 4,583,153 4,939,826
EQ/Morgan Stanley Mid Cap Growth (g) (t)...........   552,534   596,579   635,250   714,513   796,240
EQ/PIMCO Ultra Short Bond (ab) (ac)................   314,017   326,958   358,570   351,371   309,572
EQ/Quality Bond PLUS (ai)..........................   385,899   425,735   495,872     3,649       808
EQ/Small Company Index (s).........................   539,126   574,937   590,202   353,160   562,134
EQ/T. Rowe Price Growth Stock (a).................. 2,122,345 2,301,257 2,513,219 2,912,759 2,872,427
EQ/UBS Growth & Income............................. 1,144,006 1,255,131 1,372,538 1,457,557 1,578,496
EQ/Van Kampen Comstock.............................     6,049     5,235     1,990     1,251       501
EQ/Wells Fargo Omega Growth........................    13,446     8,082     2,297       657       238
Fidelity(R) VIP Asset Manager Portfolio............       523       400     7,809     4,295    14,985
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j).... 1,491,297 1,641,199 1,811,655 2,598,682 2,888,470
Fidelity(R) VIP Growth & Income Portfolio..........    43,776    44,643    35,765    49,124   146,987
Fidelity(R) VIP Mid Cap Portfolio (aj).............     2,122       689        --        --        --
Franklin Income Securities Fund (u) (v) (w)........   405,803   462,291   485,583   629,033   868,311
Franklin Rising Dividends Securities Fund..........    43,935    41,920    41,207    41,255    39,654
Franklin Small Cap Value Securities Fund (aj)......       501       242        --        --        --
Franklin Strategic Income Securities Fund (aj).....     2,966       809        --        --        --
Goldman Sachs VIT Mid Cap Value Fund (aj)..........     1,321       497        --        --        --
Invesco V.I. Dividend Growth Fund (al) (am)........    27,751        --        --        --        --
Invesco V.I. Global Health Care Fund...............    48,843    48,622    50,853    50,599    57,410
Invesco V.I. Global Real Estate Fund (aj)..........     2,660       716        --        --        --
Invesco V.I. International Growth Fund (aj)........     2,093       623        --        --        --
Invesco V.I. Mid Cap Core Equity Fund (aj).........       549       183        --        --        --
Invesco V.I. Small Cap Equity Fund (aj)............       567       105        --        --        --
Invesco V.I. Technology Fund.......................    22,023    23,846    19,650    12,600    17,425
Invesco Van Kampen V.I. Global Value Equity Fund...    39,217    43,455    44,657   121,007   117,454
IVY Funds VIP Energy (aj)..........................     3,483       926        --        --        --
IVY Funds VIP Mid Cap Growth (aj)..................     2,947     1,219        --        --        --
IVY Funds VIP Small Cap Growth (aj)................     1,026       330        --        --        --
Janus Aspen Series Balanced Portfolio..............   474,173   531,051   571,900   579,791   625,165
Janus Aspen Series Enterprise Portfolio............ 1,216,598 1,316,799 1,467,413 1,645,010 1,776,494
Janus Aspen Series Forty Portfolio................. 1,286,004 1,382,769 1,509,543 1,768,231 1,929,057
Janus Aspen Series Overseas Portfolio..............   290,141   318,013   336,722   389,552   555,876
Janus Aspen Series Perkins Mid Cap Value Portfolio.    73,848    81,923    89,627   103,502   208,859
Janus Aspen Series Worldwide Portfolio............. 1,207,668 1,329,587 1,475,788 1,561,988 1,673,999
Lazard Retirement Emerging Markets Equity
  Portfolio (aj)...................................     9,789     3,104        --        --        --
MFS(R) International Value Portfolio (aj)..........     3,758     1,574        --        --        --

                                    FSA-95

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Financial Highlights (Continued)

                                                                   AT DECEMBER 31,
                                                      -----------------------------------------
                                                                  UNITS OUTSTANDING
                                                      -----------------------------------------
                                                       2011    2010    2009    2008     2007
                                                      ------- ------- ------- ------- ---------
MFS(R) Investors Growth Stock Series (aj)............     190      32      --      --        --
MFS(R) Investors Trust Series (aj)...................     159      12      --      --        --
MFS(R) Utilities Series..............................  49,019  53,770  61,756  66,328    80,073
Multimanager Aggressive Equity (ad) (ak).............  17,657  16,560   7,531   1,387       418
Multimanager Core Bond............................... 584,196 620,373 622,186 900,691     1,527
Multimanager International Equity....................   6,845   6,261   4,615   2,823       950
Multimanager Large Cap Core Equity...................   1,714   1,548     733     483       250
Multimanager Large Cap Value......................... 480,006 505,169 532,550 810,414     1,658
Multimanager Mid Cap Growth..........................   2,389   2,069   1,628   1,192       505
Multimanager Mid Cap Value...........................   6,434   5,886   3,619   2,942       798
Multimanager Multi-Sector Bond.......................  93,464  93,772  95,782 102,664    98,629
Multimanager Small Cap Growth (c).................... 713,703 777,774 854,760 924,600 1,027,039
Multimanager Small Cap Value.........................   2,501   2,425   1,800     899       490
Multimanager Technology..............................   6,417   5,413   3,790   2,416       790
Mutual Shares Securities Fund (aj)...................   1,140     560      --      --        --
Oppenheimer Global Securities Fund/VA................  96,846 100,409 101,692 102,359    98,572
PIMCO Variable Insurance Trust
  CommodityRealReturn(R) Strategy Portfolio (aj).....   2,483     893      --      --        --
PIMCO Variable Insurance Trust Global Bond Portfolio
  (Unhedged)......................................... 171,765 178,392 176,156 190,619   177,748
PIMCO Variable Insurance Trust Real Return
  Portfolio (aj).....................................   5,482   2,531      --      --        --
PIMCO Variable Insurance Trust Total Return
  Portfolio (aj).....................................  14,817   9,104      --      --        --
T. Rowe Price Equity Income Portfolio -- II (aj).....   1,283     158      --      --        --
Templeton Developing Markets Securities Fund (aj).... 153,438   1,491      --      --        --
Templeton Global Bond Securities Fund (aj)........... 146,295   3,996      --      --        --
Templeton Growth Securities Fund (aj)................     257     122      --      --        --
UIF Emerging Markets Debt Portfolio..................   6,511   6,870  13,275  23,296    25,554
Van Eck VIP Emerging Markets Fund....................  84,967  89,235  99,485 119,925   229,915
Van Eck VIP Global Bond Fund.........................   9,901  12,198   5,960  12,174     7,400
Van Eck VIP Global Hard Assets Fund..................  12,184  10,901  11,849  11,478    25,882

                                    FSA-96

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                                      AT DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                                                         UNIT VALUE
                                                                                     LOWEST TO HIGHEST
                                                    -------------------------------------------------------------------
                                                          2011             2010             2009             2008
                                                    ---------------- ---------------- ---------------- ----------------
All Asset Allocation (1)........................... $13.54 to $23.74 $14.03 to $24.78 $12.20 to $21.72 $ 9.68 to $17.35
American Century VP Mid Cap Value Fund (aj) (5)....           105.82           106.72               --               --
AXA Aggressive Allocation (1)......................   7.89 to 134.06   8.59 to 144.93   7.66 to 128.17   6.06 to 100.70
AXA Balanced Strategy (ae) (1).....................           109.29           111.97           101.74               --
AXA Conservative Allocation (1)....................  10.76 to 133.84  10.64 to 131.35   9.99 to 122.45   9.16 to 111.49
AXA Conservative Growth Strategy (ae) (1)..........           109.24           110.78           101.49               --
AXA Conservative-Plus Allocation (1)...............   9.92 to 133.16  10.07 to 134.11   9.30 to 122.96   8.19 to 107.46
AXA Conservative Strategy (ae) (1).................           108.93           108.15           100.81               --
AXA Growth Strategy (ae) (1).......................           109.32           114.36           102.40               --
AXA Moderate Allocation (1)........................   9.42 to 138.38   9.72 to 141.78   8.91 to 128.99   7.68 to 110.24
AXA Moderate Growth Strategy (ae) (1)..............           109.35           113.12           102.03               --
AXA Moderate-Plus Allocation (1)...................   8.70 to 138.68   9.22 to 145.92   8.33 to 130.81   6.88 to 107.26
AXA Tactical Manager 400 (aj) (1)..................            98.14           106.93               --               --
AXA Tactical Manager 500 (aj) (1)..................           100.10           104.00               --               --
AXA Tactical Manager 2000 (aj) (1).................            94.60           105.76               --               --
AXA Tactical Manager International (aj) (1)........            88.18           105.04               --               --
Dreyfus Stock Index Fund, Inc. (5).................   9.51 to  16.76   9.40 to  16.46   8.25 to  14.33   6.58 to  11.34
EQ/AllianceBernstein Small Cap Growth (e) (3)......  13.66 to 204.44  13.76 to 205.77  10.34 to 154.43   7.63 to 113.82
EQ/BlackRock Basic Value Equity (l) (1)............  13.53 to 250.90  14.01 to 258.94  12.52 to 230.61   9.64 to 177.01
EQ/Boston Advisors Equity Income (m) (1)...........  11.87 to 119.20  12.01 to 119.67  10.46 to 103.43   9.45 to  92.72
EQ/Calvert Socially Responsible (3)................   7.80 to  90.62   7.82 to  90.37   6.99 to  80.31   5.36 to  61.36
EQ/Capital Guardian Research (b) (n) (o) (3).......  11.94 to 142.14  11.54 to 136.67  10.02 to 118.02   7.66 to  89.78
EQ/Common Stock Index (d) (1)......................            97.37            96.85            83.59            65.14
EQ/Core Bond Index (q) (r) (af) (ag) (3)...........  11.09 to 132.84  13.72 to 126.76  12.98 to 119.83  12.66 to 116.70
EQ/Equity 500 Index (1)............................           106.60           105.01            91.81            72.94
EQ/Equity Growth PLUS (1)..........................  10.43 to 155.08  11.20 to 165.32   9.79 to 143.43   7.72 to 112.22
EQ/GAMCO Mergers and Acquisitions (1)..............           137.34           135.51           123.62           105.99
EQ/GAMCO Small Company Value (1)...................  42.40 to  61.70  43.94 to  64.41  33.12 to  48.93  23.42 to  34.85
EQ/Global Bond PLUS (1)............................           133.23           127.62           120.05           117.74
EQ/Global Multi-Sector Equity (3)..................  24.53 to 190.16  27.99 to 216.87  25.15 to 194.58  16.79 to 129.67
EQ/Intermediate Government Bond Index (x) (ah) (3).  19.08 to 121.71  13.07 to 115.59           110.91           113.49
EQ/International Core PLUS (1).....................           116.22           139.91           128.10            94.65
EQ/International Equity Index (2)..................             9.79  11.12 to 112.82            10.55             8.28
EQ/International Value PLUS (2)....................            13.18            15.68            14.75            11.29
EQ/JPMorgan Value Opportunities (1)................           153.55           162.02           144.25           109.02
EQ/Large Cap Core PLUS (1).........................           101.00           105.47            92.37            73.01
EQ/Large Cap Growth Index (1)......................            91.54            89.44            77.13            56.63
EQ/Large Cap Growth PLUS (an) (1)..................           182.73           189.68           165.73           122.89
EQ/Large Cap Value Index (ao) (3)..................   13.12 to 63.23            63.43            55.34            46.45
EQ/Large Cap Value PLUS (f) (k) (3)................   9.31 to 109.62   9.82 to 115.48   8.73 to 102.48   7.26 to  85.09
EQ/Lord Abbett Large Cap Core (1)..................           120.07           131.24           115.16            91.75
EQ/MFS International Growth (1)....................  13.65 to  18.99  15.29 to  21.43  13.30 to  18.78   9.69 to  13.79
EQ/Mid Cap Index (p) (3)...........................  14.44 to 128.40  14.81 to 131.57  11.79 to 104.63   8.66 to  76.78
EQ/Mid Cap Value PLUS (h) (y) (z) (aa) (3).........  12.47 to 179.36  13.76 to 198.04           161.72           119.04
EQ/Money Market (2)................................  10.89 to  11.43  10.98 to  11.43  11.05 to  11.42  11.10 to  11.38
EQ/Montag & Caldwell Growth (1)....................   9.52 to  10.34   9.33 to  10.06   8.68 to   9.29   6.74 to   7.16
EQ/Morgan Stanley Mid Cap Growth (g) (t) (3).......  12.37 to 168.71  13.41 to 182.78  10.15 to 138.16   6.47 to  87.96
EQ/PIMCO Ultra Short Bond (ab) (ac) (4)............  13.34 to  13.78  13.41 to  13.77  13.35 to  13.62  12.40 to  12.60
EQ/Quality Bond PLUS (ai) (1)......................  24.55 to 163.40  17.69 to 161.43           151.95           143.26
EQ/Small Company Index (s) (3).....................  17.37 to 171.66  18.11 to 178.81  14.41 to 142.12  11.44 to 112.68
EQ/T. Rowe Price Growth Stock (a) (1)..............  13.07 to  21.80  13.33 to  22.40  11.45 to  19.39   8.03 to  13.70

                                                    -----------------


                                                    -----------------
                                                          2007
                                                    ----------------
All Asset Allocation (1)........................... $13.90 to $25.11
American Century VP Mid Cap Value Fund (aj) (5)....               --
AXA Aggressive Allocation (1)......................  10.04 to 165.60
AXA Balanced Strategy (ae) (1).....................               --
AXA Conservative Allocation (1)....................  10.38 to 125.29
AXA Conservative Growth Strategy (ae) (1)..........               --
AXA Conservative-Plus Allocation (1)...............  10.24 to 133.37
AXA Conservative Strategy (ae) (1).................               --
AXA Growth Strategy (ae) (1).......................               --
AXA Moderate Allocation (1)........................  10.24 to 145.96
AXA Moderate Growth Strategy (ae) (1)..............               --
AXA Moderate-Plus Allocation (1)...................  10.17 to 157.21
AXA Tactical Manager 400 (aj) (1)..................               --
AXA Tactical Manager 500 (aj) (1)..................               --
AXA Tactical Manager 2000 (aj) (1).................               --
AXA Tactical Manager International (aj) (1)........               --
Dreyfus Stock Index Fund, Inc. (5).................  10.53 to  18.02
EQ/AllianceBernstein Small Cap Growth (e) (3)......  13.80 to 205.66
EQ/BlackRock Basic Value Equity (l) (1)............  15.25 to 279.01
EQ/Boston Advisors Equity Income (m) (1)...........  14.06 to 136.96
EQ/Calvert Socially Responsible (3)................   9.84 to 112.02
EQ/Capital Guardian Research (b) (n) (o) (3).......  12.75 to 148.80
EQ/Common Stock Index (d) (1)......................           115.89
EQ/Core Bond Index (q) (r) (af) (ag) (3)...........  13.91 to 128.15
EQ/Equity 500 Index (1)............................           116.38
EQ/Equity Growth PLUS (1)..........................  13.03 to 187.95
EQ/GAMCO Mergers and Acquisitions (1)..............           123.00
EQ/GAMCO Small Company Value (1)...................  33.77 to  50.64
EQ/Global Bond PLUS (1)............................           110.57
EQ/Global Multi-Sector Equity (3)..................  39.42 to 304.02
EQ/Intermediate Government Bond Index (x) (ah) (3).           149.27
EQ/International Core PLUS (1).....................           171.65
EQ/International Equity Index (2)..................            16.75
EQ/International Value PLUS (2)....................            19.76
EQ/JPMorgan Value Opportunities (1)................           181.02
EQ/Large Cap Core PLUS (1).........................           116.64
EQ/Large Cap Growth Index (1)......................            88.85
EQ/Large Cap Growth PLUS (an) (1)..................           198.96
EQ/Large Cap Value Index (ao) (3)..................           107.28
EQ/Large Cap Value PLUS (f) (k) (3)................  12.78 to 150.30
EQ/Lord Abbett Large Cap Core (1)..................           132.91
EQ/MFS International Growth (1)....................  16.23 to  23.27
EQ/Mid Cap Index (p) (3)...........................  17.09 to 151.40
EQ/Mid Cap Value PLUS (h) (y) (z) (aa) (3).........           196.96
EQ/Money Market (2)................................  10.92 to  11.12
EQ/Montag & Caldwell Growth (1)....................  10.12 to  10.67
EQ/Morgan Stanley Mid Cap Growth (g) (t) (3).......  12.29 to 166.98
EQ/PIMCO Ultra Short Bond (ab) (ac) (4)............  12.97 to  13.13
EQ/Quality Bond PLUS (ai) (1)......................           153.30
EQ/Small Company Index (s) (3).....................  17.38 to 171.06
EQ/T. Rowe Price Growth Stock (a) (1)..............  13.89 to  23.88

                                    FSA-97

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                                                AT DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                                                   UNIT VALUE
                                                                                               LOWEST TO HIGHEST
                                                              ------------------------------------------------------------------
                                                                    2011             2010             2009            2008
                                                              ---------------- ---------------- ---------------- ---------------
EQ/UBS Growth & Income (1)................................... $9.40 to $120.36 $9.75 to $123.85 $8.69 to $109.54 $6.61 to $82.71
EQ/Van Kampen Comstock (1)...................................           108.72           110.93            96.28           74.98
EQ/Wells Fargo Omega Growth (1)..............................           121.20           128.76           109.78           78.25
Fidelity(R) VIP Asset Manager Portfolio (5)..................            14.08            14.45            12.64            9.79
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j) (16)......... 13.89 to   16.01 14.37 to   16.42 12.36 to   14.01   9.18 to 10.32
Fidelity(R) VIP Growth & Income Portfolio (5)................            11.38            11.20             9.75            7.67
Fidelity(R) VIP Mid Cap Portfolio (aj) (5)...................           101.04           113.34               --              --
Franklin Income Securities Fund (u) (v) (w) (5).............. 11.00 to   17.09 10.74 to   16.75  9.53 to   14.92   7.03 to 11.04
Franklin Rising Dividends Securities Fund (5)................  15.79 to 114.98 14.95 to  108.47            12.43           10.63
Franklin Small Cap Value Securities Fund (aj) (5)............           102.79           106.81               --              --
Franklin Strategic Income Securities Fund (aj) (5)...........           107.95           105.24               --              --
Goldman Sachs VIT Mid Cap Value Fund (aj) (5)................           101.32           108.47               --              --
Invesco V.I. Dividend Growth Fund (al) (am) (5)..............   6.38 to   6.51               --               --              --
Invesco V.I. Global Health Care Fund (5).....................  13.74 to  14.86  13.27 to  14.30  12.64 to  13.58   9.94 to 10.63
Invesco V.I. Global Real Estate Fund (aj) (5)................           104.03           111.53               --              --
Invesco V.I. International Growth Fund (aj) (5)..............           102.69           110.41               --              --
Invesco V.I. Mid Cap Core Equity Fund (aj) (5)...............            98.30           105.14               --              --
Invesco V.I. Small Cap Equity Fund (aj) (5)..................           108.41           109.49               --              --
Invesco V.I. Technology Fund (5).............................  10.53 to  14.01  11.13 to  14.75   9.21 to  12.16   5.87 to  7.73
Invesco Van Kampen V.I. Global Value Equity Fund (5).........  10.87 to  12.89  12.20 to  14.52  11.00 to  13.13   9.48 to 11.36
IVY Funds VIP Energy (aj) (5)................................           104.08           114.48               --              --
IVY Funds VIP Mid Cap Growth (aj) (5)........................           115.13           115.78               --              --
IVY Funds VIP Small Cap Growth (aj) (5)......................           101.49           113.53               --              --
Janus Aspen Series Balanced Portfolio (5)....................  16.10 to  16.97  15.96 to  16.75  14.84 to  15.51  11.87 to 12.36
Janus Aspen Series Enterprise Portfolio (5)..................   8.62 to  13.49   8.74 to  13.79   6.94 to  11.04   4.80 to  7.68
Janus Aspen Series Forty Portfolio (5).......................   9.73 to  10.52  10.51 to  11.27   9.92 to  10.56   6.83 to  7.21
Janus Aspen Series Overseas Portfolio (19)...................  17.09 to  22.15  25.20 to  32.85  20.11 to  26.37  11.20 to 14.78
Janus Aspen Series Perkins Mid Cap Value Portfolio (5).......            17.17            17.70            15.34           11.54
Janus Aspen Series Worldwide Portfolio (5)...................   5.80 to   7.62   6.77 to   8.83   5.89 to   7.63   4.31 to  5.54
Lazard Retirement Emerging Markets Equity Portfolio (aj) (5).            93.47           114.04               --              --
MFS(R) International Value Portfolio (aj) (5)................           104.96           106.86               --              --
MFS(R) Investors Growth Stock Series (aj) (5)................           106.19           105.80               --              --
MFS(R) Investors Trust Series (aj) (5).......................           100.25           102.73               --              --
MFS(R) Utilities Series (5)..................................  28.33 to  31.97  26.62 to  29.93  23.48 to  26.30  17.68 to 19.74
Multimanager Aggressive Equity (ad) (ak) (1).................            81.90            87.39            74.30           54.13
Multimanager Core Bond (1)...................................           163.14           154.18           145.18          134.03
Multimanager International Equity (1)........................           158.89           193.73           181.13          139.42
Multimanager Large Cap Core Equity (1).......................           142.67           153.99           138.05          104.18
Multimanager Large Cap Value (1).............................           158.87           168.15           148.60          120.96
Multimanager Mid Cap Growth (1)..............................           189.57           205.79           162.19          114.40
Multimanager Mid Cap Value (1)...............................           149.25           172.21           137.87           95.50
Multimanager Multi-Sector Bond (3)...........................  13.81 to 129.77  13.16 to 123.50  12.35 to 115.82  11.28 to105.63
Multimanager Small Cap Growth (c) (1)........................  10.19 to  11.48  12.18 to  13.62   9.61 to  10.67   7.20 to  7.93
Multimanager Small Cap Value (1).............................           184.48           202.76           162.86          128.82
Multimanager Technology (1)..................................           204.36           214.70           182.41          115.13
Mutual Shares Securities Fund (aj) (5).......................           101.93           103.00               --              --
Oppenheimer Global Securities Fund/VA (5)....................            18.35            20.14            17.46           12.58
PIMCO Variable Insurance Trust CommodityRealReturn(R)
 Strategy Portfolio (aj) (5).................................           114.84           124.21               --              --
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (5)..............................................            21.99            20.52            18.44           15.83

                                                              ------------------


                                                              ------------------
                                                                    2007
                                                              -----------------
EQ/UBS Growth & Income (1)................................... $11.10 to $137.92
EQ/Van Kampen Comstock (1)...................................            118.91
EQ/Wells Fargo Omega Growth (1)..............................            108.08
Fidelity(R) VIP Asset Manager Portfolio (5)..................             13.74
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j) (16).........  16.12 to   17.96
Fidelity(R) VIP Growth & Income Portfolio (5)................             13.15
Fidelity(R) VIP Mid Cap Portfolio (aj) (5)...................                --
Franklin Income Securities Fund (u) (v) (w) (5)..............   9.99 to   15.75
Franklin Rising Dividends Securities Fund (5)................             14.64
Franklin Small Cap Value Securities Fund (aj) (5)............                --
Franklin Strategic Income Securities Fund (aj) (5)...........                --
Goldman Sachs VIT Mid Cap Value Fund (aj) (5)................                --
Invesco V.I. Dividend Growth Fund (al) (am) (5)..............                --
Invesco V.I. Global Health Care Fund (5).....................   13.97 to  14.90
Invesco V.I. Global Real Estate Fund (aj) (5)................                --
Invesco V.I. International Growth Fund (aj) (5)..............                --
Invesco V.I. Mid Cap Core Equity Fund (aj) (5)...............                --
Invesco V.I. Small Cap Equity Fund (aj) (5)..................                --
Invesco V.I. Technology Fund (5).............................   10.61 to  13.92
Invesco Van Kampen V.I. Global Value Equity Fund (5).........   15.84 to  19.05
IVY Funds VIP Energy (aj) (5)................................                --
IVY Funds VIP Mid Cap Growth (aj) (5)........................                --
IVY Funds VIP Small Cap Growth (aj) (5)......................                --
Janus Aspen Series Balanced Portfolio (5)....................   14.22 to  14.74
Janus Aspen Series Enterprise Portfolio (5)..................    8.52 to  13.75
Janus Aspen Series Forty Portfolio (5).......................   12.32 to  12.92
Janus Aspen Series Overseas Portfolio (19)...................   23.39 to  31.04
Janus Aspen Series Perkins Mid Cap Value Portfolio (5).......             16.01
Janus Aspen Series Worldwide Portfolio (5)...................    7.85 to  10.01
Lazard Retirement Emerging Markets Equity Portfolio (aj) (5).                --
MFS(R) International Value Portfolio (aj) (5)................                --
MFS(R) Investors Growth Stock Series (aj) (5)................                --
MFS(R) Investors Trust Series (aj) (5).......................                --
MFS(R) Utilities Series (5)..................................   28.47 to  31.68
Multimanager Aggressive Equity (ad) (ak) (1).................            101.51
Multimanager Core Bond (1)...................................            130.81
Multimanager International Equity (1)........................            264.21
Multimanager Large Cap Core Equity (1).......................            172.31
Multimanager Large Cap Value (1).............................            193.37
Multimanager Mid Cap Growth (1)..............................            202.77
Multimanager Mid Cap Value (1)...............................            149.14
Multimanager Multi-Sector Bond (3)...........................   14.76 to 138.09
Multimanager Small Cap Growth (c) (1)........................   12.53 to  13.70
Multimanager Small Cap Value (1).............................            207.32
Multimanager Technology (1)..................................            217.54
Mutual Shares Securities Fund (aj) (5).......................                --
Oppenheimer Global Securities Fund/VA (5)....................             21.15
PIMCO Variable Insurance Trust CommodityRealReturn(R)
 Strategy Portfolio (aj) (5).................................                --
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (5)..............................................             16.02

                                    FSA-98

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                          AT DECEMBER 31,
                                                                ------------------------------------
                                                                             UNIT VALUE
                                                                         LOWEST TO HIGHEST
                                                                ------------------------------------
                                                                 2011    2010    2009   2008   2007
                                                                ------- ------- ------ ------ ------
PIMCO Variable Insurance Trust Real Return Portfolio (aj) (5).. $117.29 $105.13 $   -- $   -- $   --
PIMCO Variable Insurance Trust Total Return Portfolio (aj) (5).  108.31  104.64     --     --     --
T. Rowe Price Equity Income Portfolio -- II (aj) (5)...........  101.56  102.60     --     --     --
Templeton Developing Markets Securities Fund (aj) (5)..........   95.62  113.63     --     --     --
Templeton Global Bond Securities Fund (aj) (5).................  104.25  105.16     --     --     --
Templeton Growth Securities Fund (aj) (5)......................   97.10  104.38     --     --     --
UIF Emerging Markets Debt Portfolio (5)........................   25.01   23.37  21.29  16.35  19.23
Van Eck VIP Emerging Markets Fund (5)..........................   17.91   24.11  19.01   8.92  25.32
Van Eck VIP Global Bond Fund (5)...............................   22.19   20.52  19.33  18.24  17.60
Van Eck VIP Global Hard Assets Fund (5)........................   43.84   52.47  40.60  25.77  47.84

                                    FSA-99

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                            AT DECEMBER 31,
                                                ---------------------------------------
                                                          NET ASSETS (000'S)
                                                ---------------------------------------
                                                 2011    2010    2009    2008    2007
                                                ------- ------- ------- ------- -------
All Asset Allocation........................... $61,550 $70,737 $68,155 $60,021 $94,408
American Century VP Mid Cap Value Fund (aj)....     137      25      --      --      --
AXA Aggressive Allocation......................  17,441  17,566  13,231   6,742   4,233
AXA Balanced Strategy (ae).....................   5,674   2,560     248      --      --
AXA Conservative Allocation....................   2,885   2,497   2,091     846     135
AXA Conservative Growth Strategy (ae)..........   1,672     788      30      --      --
AXA Conservative-Plus Allocation...............   5,711   5,286   3,638   1,566     633
AXA Conservative Strategy (ae).................     861     539      58      --      --
AXA Growth Strategy (ae).......................   5,766   2,591     301      --      --
AXA Moderate Allocation........................  29,636  27,881  20,681   9,312   4,417
AXA Moderate Growth Strategy (ae)..............  15,787   7,436     646      --      --
AXA Moderate-Plus Allocation...................  58,954  57,417  44,094  23,098  13,149
AXA Tactical Manager 400 (aj)..................      64      60      --      --      --
AXA Tactical Manager 500 (aj)..................      50      31      --      --      --
AXA Tactical Manager 2000 (aj).................      50      28      --      --      --
AXA Tactical Manager International (aj)........      81      33      --      --      --
Dreyfus Stock Index Fund, Inc..................  21,161  24,281  34,285  31,914  64,956
EQ/AllianceBernstein Small Cap Growth (e)......   2,058   2,040   1,320     766     977
EQ/BlackRock Basic Value Equity (l)............   3,748   3,293   1,998   1,127   1,188
EQ/Boston Advisors Equity Income (m)...........  15,630  16,769  15,939  17,102  36,559
EQ/Calvert Socially Responsible................   1,341   1,385   1,403   1,113   2,111
EQ/Capital Guardian Research (b) (n) (o).......   3,839   3,936   3,779   2,766   5,194
EQ/Common Stock Index (d)......................   4,388   3,629   2,528   1,249   1,199
EQ/Core Bond Index (q) (r) (af) (ag)...........  35,516  36,766  36,859   9,495  34,384
EQ/Equity 500 Index............................   4,545   3,647   2,441   1,437     912
EQ/Equity Growth PLUS..........................   9,265  10,655   9,741   7,990  13,369
EQ/GAMCO Mergers and Acquisitions..............     806     608     316     220     178
EQ/GAMCO Small Company Value...................  67,675  76,969  64,123  51,202  82,005
EQ/Global Bond PLUS............................   1,274   1,046     752     493      96
EQ/Global Multi-Sector Equity..................   5,194   5,699   4,464   2,186   3,093
EQ/Intermediate Government Bond Index (x) (ah).  16,126  16,654   8,368     239      71
EQ/International Core PLUS.....................     826     779     552     188     106
EQ/International Equity Index..................   2,932   3,107   2,977   3,517   3,947
EQ/International Value PLUS....................   4,700   5,520   4,619   5,200  12,274
EQ/JPMorgan Value Opportunities................     492     449     258     118      71
EQ/Large Cap Core PLUS.........................     327     315      53      31      14
EQ/Large Cap Growth Index......................   1,020     880     568     225     102
EQ/Large Cap Growth PLUS (an)..................   1,224     586     397     219     127
EQ/Large Cap Value Index (ao)..................   6,468     330     199      86      76
EQ/Large Cap Value PLUS (f) (k)................   7,159   7,871   6,949   6,103  13,308
EQ/Lord Abbett Large Cap Core..................     539     446     259      79      34
EQ/MFS International Growth....................  14,430  17,185  17,016  13,652  24,711
EQ/Mid Cap Index (p)...........................   4,621   4,645   3,673   2,399   4,010
EQ/Mid Cap Value PLUS (h) (y) (z) (aa).........  11,904  13,903  12,238     319     313
EQ/Money Market................................  17,209  18,744  23,763  47,430  52,636
EQ/Montag & Caldwell Growth....................  46,158  49,095  49,539  39,026  62,655
EQ/Morgan Stanley Mid Cap Growth (g) (t).......   9,934  11,000   8,519   6,039  12,622
EQ/PIMCO Ultra Short Bond (ab) (ac)............   6,147   6,081   6,077   4,947   4,140
EQ/Quality Bond PLUS (ai)......................   8,992   9,613  10,401     404     124
EQ/Small Company Index (s).....................   7,005   7,530   5,965   3,109   6,166
EQ/T. Rowe Price Growth Stock (a)..............  34,882  38,615  36,231  29,281  51,422
EQ/UBS Growth & Income.........................  13,740  15,479  14,919  11,901  21,376

                                    FSA-100

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                        AT DECEMBER 31,
                                                            ---------------------------------------
                                                                      NET ASSETS (000'S)
                                                            ---------------------------------------
                                                             2011    2010    2009    2008    2007
                                                            ------- ------- ------- ------- -------
EQ/Van Kampen Comstock..................................... $   658 $   581 $   192 $    94 $    60
EQ/Wells Fargo Omega Growth................................   1,630   1,041     252      51      26
Fidelity(R) VIP Asset Manager Portfolio....................       7       6      99      42     206
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j)............  23,537  26,505  24,927  26,507  51,385
Fidelity(R) VIP Growth & Income Portfolio..................     577     508     349     377   1,933
Fidelity(R) VIP Mid Cap Portfolio (aj).....................     214      78      --      --      --
Franklin Income Securities Fund (u) (v) (w)................   6,603   7,296   6,792   6,099  10,844
Franklin Rising Dividends Securities Fund..................   1,012     737     512     439     580
Franklin Small Cap Value Securities Fund (aj)..............      51      26      --      --      --
Franklin Strategic Income Securities Fund (aj).............     320      85      --      --      --
Goldman Sachs VIT Mid Cap Value Fund (aj)..................     134      54      --      --      --
Invesco V.I. Dividend Growth Fund (al) (am)................     177      --      --      --      --
Invesco V.I. Global Health Care Fund.......................     680     654     648     506     810
Invesco V.I. Global Real Estate Fund (aj)..................     277      80      --      --      --
Invesco V.I. International Growth Fund (aj)................     215      69      --      --      --
Invesco V.I. Mid Cap Core Equity Fund (aj).................      54      19      --      --      --
Invesco V.I. Small Cap Equity Fund (aj)....................      61      12      --      --      --
Invesco V.I. Technology Fund...............................     244     277     181      75     200
Invesco Van Kampen V.I. Global Value Equity Fund...........     445     553     513   1,169   1,896
IVY Funds VIP Energy (aj)..................................     363     106      --      --      --
IVY Funds VIP Mid Cap Growth (aj)..........................     339     141      --      --      --
IVY Funds VIP Small Cap Growth (aj)........................     104      37      --      --      --
Janus Aspen Series Balanced Portfolio......................   7,972   8,807   8,782   7,110   9,151
Janus Aspen Series Enterprise Portfolio....................  12,321  13,557  12,019   9,274  17,758
Janus Aspen Series Forty Portfolio.........................  15,177  17,601  18,028  14,263  14,592
Janus Aspen Series Overseas Portfolio......................   5,821   9,440   7,966   5,082  27,804
Janus Aspen Series Perkins Mid Cap Value Portfolio.........   1,269   1,450   1,375   1,195   3,343
Janus Aspen Series Worldwide Portfolio.....................   8,977  11,487  11,037   8,499  16,486
Lazard Retirement Emerging Markets Equity Portfolio (aj)...     915     354      --      --      --
MFS(R) International Value Portfolio (aj)..................     394     168      --      --      --
MFS(R) Investors Growth Stock Series (aj)..................      20       3      --      --      --
MFS(R) Investors Trust Series (aj).........................      16       1      --      --      --
MFS(R) Utilities Series....................................   1,458   1,506   1,521   1,236   2,422
Multimanager Aggressive Equity (ad) (ak)...................   1,446   1,447     560      75      42
Multimanager Core Bond.....................................   8,913   8,603   7,901   9,961     200
Multimanager International Equity..........................   1,088   1,213     836     394     251
Multimanager Large Cap Core Equity.........................     245     238     101      50      43
Multimanager Large Cap Value...............................   4,813   5,237   4,589   5,220     320
Multimanager Mid Cap Growth................................     453     426     264     136     102
Multimanager Mid Cap Value.................................     960   1,014     499     281     119
Multimanager Multi-Sector Bond.............................   2,516   2,308   1,970   1,723   1,932
Multimanager Small Cap Growth (c)..........................  10,478  13,400  11,393   9,070  17,055
Multimanager Small Cap Value...............................     462     492     293     116     102
Multimanager Technology....................................   1,311   1,162     692     278     172
Mutual Shares Securities Fund (aj).........................     116      58      --      --      --
Oppenheimer Global Securities Fund/VA......................   1,778   2,022   1,776   1,287   2,085
PIMCO Variable Insurance Trust CommodityRealReturn(R)
 Strategy Portfolio (aj)...................................     285     111      --      --      --
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged)................................................   3,699   3,590   3,188   2,964   2,801
PIMCO Variable Insurance Trust Real Return Portfolio (aj)..     643     266      --      --      --
PIMCO Variable Insurance Trust Total Return Portfolio (aj).   1,605     953      --      --      --

                                    FSA-101

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                             AT DECEMBER 31,
                                                   -----------------------------------
                                                           NET ASSETS (000'S)
                                                   -----------------------------------
                                                    2011    2010   2009   2008   2007
                                                   ------- ------ ------ ------ ------
T. Rowe Price Equity Income Portfolio -- II (aj).. $   130 $   16 $   -- $   -- $   --
Templeton Developing Markets Securities Fund (aj).  14,671    169     --     --     --
Templeton Global Bond Securities Fund (aj)........  15,251    420     --     --     --
Templeton Growth Securities Fund (aj).............      25     13     --     --     --
UIF Emerging Markets Debt Portfolio...............     163    161    283    381    491
Van Eck VIP Emerging Markets Fund.................   1,522  2,152  1,891  1,069  5,821
Van Eck VIP Global Bond Fund......................     220    250    115    222    130
Van Eck VIP Global Hard Assets Fund...............     762    667    481    296  1,238

                                    FSA-102

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                         AT DECEMBER 31,
                                                --------------------------------
                                                           INVESTMENT
                                                          INCOME RATIO*
                                                --------------------------------
                                                2011   2010   2009   2008   2007
                                                ----  -----  -----  -----  -----
All Asset Allocation........................... 1.37%  1.43%  2.05%  2.19%  3.54%
American Century VP Mid Cap Value Fund (aj).... 1.41   2.68     --     --     --
AXA Aggressive Allocation...................... 1.34   1.71   1.17   2.26   4.95
AXA Balanced Strategy (ae)..................... 1.57   2.26   3.76     --     --
AXA Conservative Allocation.................... 1.76   2.52   3.00   8.59   8.06
AXA Conservative Growth Strategy (ae).......... 1.66   2.55   4.43     --     --
AXA Conservative-Plus Allocation............... 1.60   2.31   2.56   4.92   7.25
AXA Conservative Strategy (ae)................. 1.65   2.91   5.07     --     --
AXA Growth Strategy (ae)....................... 1.54   1.98   2.55     --     --
AXA Moderate Allocation........................ 1.59   2.30   1.81   5.41   7.01
AXA Moderate Growth Strategy (ae).............. 1.42   1.94   2.68     --     --
AXA Moderate-Plus Allocation................... 1.49   1.87   1.61   3.17   5.52
AXA Tactical Manager 400 (aj).................. 0.03     --     --     --     --
AXA Tactical Manager 500 (aj).................. 0.52   1.04     --     --     --
AXA Tactical Manager 2000 (aj)................. 0.03   0.13     --     --     --
AXA Tactical Manager International (aj)........ 2.03   2.41     --     --     --
Dreyfus Stock Index Fund, Inc.................. 1.82   1.65   2.09   2.07   1.68
EQ/AllianceBernstein Small Cap Growth (e)......   --   0.02   0.09   0.01     --
EQ/BlackRock Basic Value Equity (l)............ 1.34   1.54   2.97   2.07   4.69
EQ/Boston Advisors Equity Income (m)........... 1.95   2.45   2.50   2.15   4.67
EQ/Calvert Socially Responsible................ 0.56   0.05   0.49   0.44   0.45
EQ/Capital Guardian Research (b) (n) (o)....... 0.95   1.03   1.51   1.11   2.53
EQ/Common Stock Index (d)...................... 1.39   1.41   2.07   2.35   2.23
EQ/Core Bond Index (q) (r) (af) (ag)........... 2.08   2.37   5.87   3.00  10.85
EQ/Equity 500 Index............................ 1.68   1.53   2.20   2.39   2.67
EQ/Equity Growth PLUS.......................... 0.27   0.29   0.88   0.96   0.18
EQ/GAMCO Mergers and Acquisitions.............. 0.20     --     --   0.57   1.06
EQ/GAMCO Small Company Value................... 0.07   0.34   0.41   0.54   0.41
EQ/Global Bond PLUS............................ 3.54   2.95   0.82  23.25   4.33
EQ/Global Multi-Sector Equity.................. 1.87   1.27   1.50   0.26     --
EQ/Intermediate Government Bond Index (x) (ah). 0.63   1.84   4.32   4.97  12.26
EQ/International Core PLUS..................... 3.08   1.97   4.04   2.29   0.75
EQ/International Equity Index.................. 3.03   2.38   2.46   3.09   1.19
EQ/International Value PLUS.................... 2.16   1.00   1.90   2.22   2.19
EQ/JPMorgan Value Opportunities................ 1.15   1.64   1.81   3.19   3.02
EQ/Large Cap Core PLUS......................... 1.10   2.03   5.05   0.70   3.32
EQ/Large Cap Growth Index...................... 0.96   1.09   2.62   0.25     --
EQ/Large Cap Growth PLUS (an).................. 0.55   0.41   1.52   0.17   0.89
EQ/Large Cap Value Index (ao).................. 1.71   1.77  11.22   2.14     --
EQ/Large Cap Value PLUS (f) (k)................ 1.29   1.36   2.19   2.99  16.16
EQ/Lord Abbett Large Cap Core.................. 0.84   0.44   0.83   1.47   1.76
EQ/MFS International Growth.................... 0.64   0.85   1.14   0.94   0.53
EQ/Mid Cap Index (p)........................... 0.78   0.95   1.37   1.11     --
EQ/Mid Cap Value PLUS (h) (y) (z) (aa)......... 1.05   1.25   1.25   1.67   1.82
EQ/Money Market................................ 0.01   0.07   0.22   2.35   4.84
EQ/Montag & Caldwell Growth.................... 0.50   0.56   0.39   0.19   0.20
EQ/Morgan Stanley Mid Cap Growth (g) (t)....... 0.25   0.35     --     --   2.89
EQ/PIMCO Ultra Short Bond (ab) (ac)............ 0.58   0.40   1.14   2.58   1.99
EQ/Quality Bond PLUS (ai)...................... 2.35  10.24   8.56   6.30  10.47
EQ/Small Company Index (s)..................... 0.86   1.24   1.53   0.88  10.09
EQ/T. Rowe Price Growth Stock (a)..............   --     --     --     --   0.07

                                    FSA-103

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                         AT DECEMBER 31,
                                                                 -------------------------------
                                                                            INVESTMENT
                                                                          INCOME RATIO*
                                                                 -------------------------------
                                                                  2011   2010  2009   2008  2007
                                                                 -----  -----  ----  -----  ----
EQ/UBS Growth & Income..........................................  0.75%  0.72% 0.83%  1.21% 0.78%
EQ/Van Kampen Comstock..........................................  1.52   1.87  1.74   2.98  3.00
EQ/Wells Fargo Omega Growth.....................................    --   0.01  0.26   0.84    --
Fidelity(R) VIP Asset Manager Portfolio.........................  2.23   0.25  2.62   0.77  6.13
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j).................  0.92   1.00  1.18   0.93  1.02
Fidelity(R) VIP Growth & Income Portfolio.......................  1.98   0.87  1.04   0.54  2.19
Fidelity(R) VIP Mid Cap Portfolio (aj)..........................  0.03   0.34    --     --    --
Franklin Income Securities Fund (u) (v) (w).....................  5.77   6.69  8.57   5.48  1.79
Franklin Rising Dividends Securities Fund.......................  1.45   1.55  1.44   1.81  2.29
Franklin Small Cap Value Securities Fund (aj)...................  0.58   0.06    --     --    --
Franklin Strategic Income Securities Fund (aj)..................  5.30   0.01    --     --    --
Goldman Sachs VIT Mid Cap Value Fund (aj).......................  0.79   0.76    --     --    --
Invesco V.I. Dividend Growth Fund (al) (am).....................    --     --    --     --    --
Invesco V.I. Global Health Care Fund............................    --     --  0.36     --    --
Invesco V.I. Global Real Estate Fund (aj).......................  5.11   6.86    --     --    --
Invesco V.I. International Growth Fund (aj).....................  0.82   1.46    --     --    --
Invesco V.I. Mid Cap Core Equity Fund (aj)......................  0.13   0.34    --     --    --
Invesco V.I. Small Cap Equity Fund (aj).........................    --     --    --     --    --
Invesco V.I. Technology Fund....................................  0.18     --    --     --    --
Invesco Van Kampen V.I. Global Value Equity Fund................  3.40   1.92  4.56   2.72  2.06
IVY Funds VIP Energy (aj).......................................    --     --    --     --    --
IVY Funds VIP Mid Cap Growth (aj)...............................  3.17     --    --     --    --
IVY Funds VIP Small Cap Growth (aj).............................  0.73     --    --     --    --
Janus Aspen Series Balanced Portfolio...........................  2.41   2.81  3.06   2.65  2.59
Janus Aspen Series Enterprise Portfolio.........................    --   0.07    --   0.25  0.21
Janus Aspen Series Forty Portfolio..............................  0.36   0.34  0.04   0.02  0.34
Janus Aspen Series Overseas Portfolio...........................  0.41   0.60  0.48   1.18  0.54
Janus Aspen Series Perkins Mid Cap Value Portfolio..............  0.58   0.49  0.33   0.32  1.52
Janus Aspen Series Worldwide Portfolio..........................  0.58   0.61  1.44   0.49  0.75
Lazard Retirement Emerging Markets Equity Portfolio (aj)........  2.82   3.04    --     --    --
MFS(R) International Value Portfolio (aj).......................  1.19     --    --     --    --
MFS(R) Investors Growth Stock Series (aj).......................  0.35     --    --     --    --
MFS(R) Investors Trust Series (aj)..............................  1.31     --    --     --    --
MFS(R) Utilities Series.........................................  3.10   3.16  4.81   1.48  0.96
Multimanager Aggressive Equity (ad) (ak)........................    --   0.64  0.21   0.47    --
Multimanager Core Bond..........................................  2.77   3.01  3.66   5.25  3.84
Multimanager International Equity...............................  1.73   3.38  1.91   2.49  1.36
Multimanager Large Cap Core Equity..............................  0.34   0.42  1.71   0.78  0.82
Multimanager Large Cap Value....................................  1.19   1.13  1.70   1.87  2.01
Multimanager Mid Cap Growth.....................................    --     --    --     --    --
Multimanager Mid Cap Value......................................  0.02   1.00  3.24   0.80    --
Multimanager Multi-Sector Bond..................................  4.09   2.81  4.82  10.67  8.69
Multimanager Small Cap Growth (c)...............................    --     --    --     --    --
Multimanager Small Cap Value....................................  0.07   0.17  1.20   0.33   .57
Multimanager Technology.........................................    --     --    --     --    --
Mutual Shares Securities Fund (aj)..............................  2.56   0.44    --     --    --
Oppenheimer Global Securities Fund/VA...........................  1.04   1.20  1.92   1.27  1.12
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
 Portfolio (aj)................................................. 14.04  11.32    --     --    --
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged).  2.56   4.56  2.89   3.37  2.98
PIMCO Variable Insurance Trust Real Return Portfolio (aj).......  1.80   2.88    --     --    --

                                    FSA-104

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                   AT DECEMBER 31,
                                                            ----------------------------
                                                                     INVESTMENT
                                                                    INCOME RATIO*
                                                            ----------------------------
                                                            2011  2010  2009  2008  2007
                                                            ----  ----  ----  ----  ----
PIMCO Variable Insurance Trust Total Return Portfolio (aj). 2.55% 5.85%   --%   --%   --%
T. Rowe Price Equity Income Portfolio -- II (aj)........... 2.03  1.64    --    --    --
Templeton Developing Markets Securities Fund (aj).......... 0.07  0.02    --    --    --
Templeton Global Bond Securities Fund (aj)................. 1.13  0.01    --    --    --
Templeton Growth Securities Fund (aj)...................... 1.59    --    --    --    --
UIF Emerging Markets Debt Portfolio........................ 3.41  3.63  6.96  7.11  7.35
Van Eck VIP Emerging Markets Fund.......................... 1.04  3.14  0.15    --  0.45
Van Eck VIP Global Bond Fund............................... 8.27  0.60  4.11  2.94  6.24
Van Eck VIP Global Hard Assets Fund........................ 0.99  0.41  0.28  0.30  0.11

                                    FSA-105

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                                                 AT DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                                 EXPENSE RATIO**
                                                                                LOWEST TO HIGHEST
                                                    -------------------------------------------------------------------------
                                                         2011           2010           2009           2008           2007
                                                    -------------  -------------  -------------  -------------  -------------
All Asset Allocation (6)........................... 0.00% to 0.75% 0.00% to 0.75% 0.00% to 0.75% 0.00% to 0.75% 0.00% to 0.75%
American Century VP Mid Cap Value Fund (aj) (10)...          0.00           0.00             --             --             --
AXA Aggressive Allocation (6)......................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
AXA Balanced Strategy (ae) (6).....................          0.00           0.00           0.00             --             --
AXA Conservative Allocation (6)....................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
AXA Conservative Growth Strategy (ae) (6)..........          0.00           0.00           0.00             --             --
AXA Conservative-Plus Allocation (6)...............  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
AXA Conservative Strategy (ae) (6).................          0.00           0.00           0.00             --             --
AXA Growth Strategy (ae) (6).......................          0.00           0.00           0.00             --             --
AXA Moderate Allocation (6)........................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
AXA Moderate Growth Strategy (ae) (6)..............          0.00           0.00           0.00             --             --
AXA Moderate-Plus Allocation (6)...................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
AXA Tactical Manager 400 (aj) (6)..................          0.00           0.00             --             --             --
AXA Tactical Manager 500 (aj) (6)..................          0.00           0.00             --             --             --
AXA Tactical Manager 2000 (aj) (6).................          0.00           0.00             --             --             --
AXA Tactical Manager International (aj) (6)........          0.00           0.00             --             --             --
Dreyfus Stock Index Fund, Inc. (10)................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/AllianceBernstein Small Cap Growth (e) (9)......  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/BlackRock Basic Value Equity (l) (6)............  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/Boston Advisors Equity Income (m) (6)...........  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/Calvert Socially Responsible (9)................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/Capital Guardian Research (b) (n) (o) (9).......  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/Common Stock Index (d) (6)......................          0.00           0.00           0.00           0.00           0.00
EQ/Core Bond Index (q) (r) (af) (ag) (9)...........  0.00 to 0.75   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/Equity 500 Index (6)............................          0.00           0.00           0.00           0.00           0.00
EQ/Equity Growth PLUS (6)..........................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/GAMCO Mergers and Acquisitions (6)..............          0.00           0.00           0.00           0.00           0.00
EQ/GAMCO Small Company Value (6)...................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/Global Bond PLUS (6)............................          0.00           0.00           0.00           0.00           0.00
EQ/Global Multi-Sector Equity (9)..................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/Intermediate Government Bond Index (x) (ah) (9).  0.00 to 0.75   0.00 to 0.75           0.00           0.00           0.00
EQ/International Core PLUS (6).....................          0.00           0.00           0.00           0.00           0.00
EQ/International Equity Index (7)..................          0.00           0.00           0.00           0.00           0.00
EQ/International Value PLUS (7)....................          0.00           0.00           0.00           0.00           0.00
EQ/JPMorgan Value Opportunities (6)................          0.00           0.00           0.00           0.00           0.00
EQ/Large Cap Core PLUS (6).........................          0.00           0.00           0.00           0.00           0.00
EQ/Large Cap Growth Index (6)......................          0.00           0.00           0.00           0.00           0.00
EQ/Large Cap Growth PLUS (an) (6)..................          0.00           0.00           0.00           0.00           0.00
EQ/Large Cap Value Index (ao) (9)..................  0.00 to 0.35           0.00           0.00           0.00           0.00
EQ/Large Cap Value PLUS (f) (k) (9)................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/Lord Abbett Large Cap Core (6)..................          0.00           0.00           0.00           0.00           0.00
EQ/MFS International Growth (6)....................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/Mid Cap Index (p) (9)...........................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/Mid Cap Value PLUS (h) (y) (z) (aa) (9).........  0.00 to 0.35           0.00   0.00 to 0.35           0.00           0.00
EQ/Money Market (7)................................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/Montag & Caldwell Growth (6)....................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
EQ/Morgan Stanley Mid Cap Growth (g) (t) (9).......  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/PIMCO Ultra Short Bond (ab) (ac) (8)............  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/Quality Bond PLUS (ai) (6)......................  0.00 to 0.75   0.00 to 0.75           0.00           0.00           0.00
EQ/Small Company Index (s) (9).....................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
EQ/T. Rowe Price Growth Stock (a) (6)..............  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75

                                    FSA-106

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                                             AT DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                                             EXPENSE RATIO**
                                                                                            LOWEST TO HIGHEST
                                                                -----------------------------------------------------------
                                                                     2011           2010           2009           2008
                                                                -------------  -------------  -------------  -------------
EQ/UBS Growth & Income (6)..................................... 0.00% to 0.75% 0.00% to 0.75% 0.00% to 0.75% 0.00% to 0.75%
EQ/Van Kampen Comstock (6).....................................          0.00           0.00           0.00           0.00
EQ/Wells Fargo Omega Growth (6)................................          0.00           0.00           0.00           0.00
Fidelity(R) VIP Asset Manager Portfolio (10)...................          0.00           0.00           0.00           0.00
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j) (17)...........  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
Fidelity(R) VIP Growth & Income Portfolio (10).................          0.00           0.00           0.00           0.00
Fidelity(R) VIP Mid Cap Portfolio (aj) (10)....................          0.00           0.00             --             --
Franklin Income Securities Fund (u) (v) (w) (10)...............  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Franklin Rising Dividends Securities Fund (10).................  0.00 to 0.35           0.35           0.35           0.35
Franklin Small Cap Value Securities Fund (aj) (10).............          0.00           0.00             --             --
Franklin Strategic Income Securities Fund (aj) (10)............          0.00           0.00             --             --
Goldman Sachs VIT Mid Cap Value Fund (aj) (10).................          0.00           0.00             --             --
Invesco V.I. Dividend Growth Fund (al) (am) (10)...............  0.00 to 0.35             --             --             --
Invesco V.I. Global Health Care Fund (10)......................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Invesco V.I. Global Real Estate Fund (aj) (10).................          0.00           0.00             --             --
Invesco V.I. International Growth Fund (aj) (10)...............          0.00           0.00             --             --
Invesco V.I. Mid Cap Core Equity Fund (aj) (10)................          0.00           0.00             --             --
Invesco V.I. Small Cap Equity Fund (aj) (10)...................          0.00           0.00             --             --
Invesco V.I. Technology Fund (10)..............................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Invesco Van Kampen V.I. Global Value Equity Fund (10)..........  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
IVY Funds VIP Energy (aj) (10).................................          0.00           0.00             --             --
IVY Funds VIP Mid Cap Growth (aj) (10).........................          0.00           0.00             --             --
IVY Funds VIP Small Cap Growth (aj) (10).......................          0.00           0.00             --             --
Janus Aspen Series Balanced Portfolio (10).....................  0.35 to 0.75   0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
Janus Aspen Series Enterprise Portfolio (10)...................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
Janus Aspen Series Forty Portfolio (10)........................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
Janus Aspen Series Overseas Portfolio (20).....................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Janus Aspen Series Perkins Mid Cap Value Portfolio (10)........          0.00           0.00           0.00           0.00
Janus Aspen Series Worldwide Portfolio (10)....................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
Lazard Retirement Emerging Markets Equity
 Portfolio (aj) (10)...........................................          0.00           0.00             --             --
MFS(R) International Value Portfolio (aj) (10).................          0.00           0.00             --             --
MFS(R) Investors Growth Stock Series (aj) (10).................          0.00           0.00             --             --
MFS(R) Investors Trust Series (aj) (10)........................          0.00           0.00             --             --
MFS(R) Utilities Series (10)...................................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Multimanager Aggressive Equity (ad) (ak) (6)...................          0.00           0.00           0.00           0.00
Multimanager Core Bond (6).....................................          0.00           0.00           0.00           0.00
Multimanager International Equity (6)..........................          0.00           0.00           0.00           0.00
Multimanager Large Cap Core Equity (6).........................          0.00           0.00           0.00           0.00
Multimanager Large Cap Value (6)...............................          0.00           0.00           0.00           0.00
Multimanager Mid Cap Growth (6)................................          0.00           0.00           0.00           0.00
Multimanager Mid Cap Value (6).................................          0.00           0.00           0.00           0.00
Multimanager Multi-Sector Bond (9).............................  0.00 to 0.35   0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Multimanager Small Cap Growth (c) (6)..........................  0.00 to 0.75   0.00 to 0.75   0.00 to 0.75   0.00 to 0.75
Multimanager Small Cap Value (6)...............................          0.00           0.00           0.00           0.00
Multimanager Technology (6)....................................          0.00           0.00           0.00           0.00
Mutual Shares Securities Fund (aj) (10)........................          0.00           0.00             --             --
Oppenheimer Global Securities Fund/VA (10).....................          0.35           0.35           0.35           0.35
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
 Portfolio (aj) (10)...........................................          0.00           0.00             --             --
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (10)...............................................          0.35           0.35           0.35           0.35

                                                                --------------


                                                                --------------
                                                                     2007
                                                                -------------
EQ/UBS Growth & Income (6)..................................... 0.00% to 0.75%
EQ/Van Kampen Comstock (6).....................................          0.00
EQ/Wells Fargo Omega Growth (6)................................          0.00
Fidelity(R) VIP Asset Manager Portfolio (10)...................          0.00
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j) (17)...........  0.00 to 0.75
Fidelity(R) VIP Growth & Income Portfolio (10).................          0.00
Fidelity(R) VIP Mid Cap Portfolio (aj) (10)....................            --
Franklin Income Securities Fund (u) (v) (w) (10)...............  0.00 to 0.35
Franklin Rising Dividends Securities Fund (10).................          0.35
Franklin Small Cap Value Securities Fund (aj) (10).............            --
Franklin Strategic Income Securities Fund (aj) (10)............            --
Goldman Sachs VIT Mid Cap Value Fund (aj) (10).................            --
Invesco V.I. Dividend Growth Fund (al) (am) (10)...............            --
Invesco V.I. Global Health Care Fund (10)......................  0.00 to 0.35
Invesco V.I. Global Real Estate Fund (aj) (10).................            --
Invesco V.I. International Growth Fund (aj) (10)...............            --
Invesco V.I. Mid Cap Core Equity Fund (aj) (10)................            --
Invesco V.I. Small Cap Equity Fund (aj) (10)...................            --
Invesco V.I. Technology Fund (10)..............................  0.00 to 0.35
Invesco Van Kampen V.I. Global Value Equity Fund (10)..........  0.00 to 0.35
IVY Funds VIP Energy (aj) (10).................................            --
IVY Funds VIP Mid Cap Growth (aj) (10).........................            --
IVY Funds VIP Small Cap Growth (aj) (10).......................            --
Janus Aspen Series Balanced Portfolio (10).....................  0.35 to 0.75
Janus Aspen Series Enterprise Portfolio (10)...................  0.00 to 0.75
Janus Aspen Series Forty Portfolio (10)........................  0.00 to 0.75
Janus Aspen Series Overseas Portfolio (20).....................  0.00 to 0.35
Janus Aspen Series Perkins Mid Cap Value Portfolio (10)........          0.00
Janus Aspen Series Worldwide Portfolio (10)....................  0.00 to 0.75
Lazard Retirement Emerging Markets Equity
 Portfolio (aj) (10)...........................................            --
MFS(R) International Value Portfolio (aj) (10).................            --
MFS(R) Investors Growth Stock Series (aj) (10).................            --
MFS(R) Investors Trust Series (aj) (10)........................            --
MFS(R) Utilities Series (10)...................................  0.00 to 0.35
Multimanager Aggressive Equity (ad) (ak) (6)...................          0.00
Multimanager Core Bond (6).....................................          0.00
Multimanager International Equity (6)..........................          0.00
Multimanager Large Cap Core Equity (6).........................          0.00
Multimanager Large Cap Value (6)...............................          0.00
Multimanager Mid Cap Growth (6)................................          0.00
Multimanager Mid Cap Value (6).................................          0.00
Multimanager Multi-Sector Bond (9).............................  0.00 to 0.35
Multimanager Small Cap Growth (c) (6)..........................  0.00 to 0.75
Multimanager Small Cap Value (6)...............................          0.00
Multimanager Technology (6)....................................          0.00
Mutual Shares Securities Fund (aj) (10)........................            --
Oppenheimer Global Securities Fund/VA (10).....................          0.35
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
 Portfolio (aj) (10)...........................................            --
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged) (10)...............................................          0.35

                                    FSA-107

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                        AT DECEMBER 31,
                                                                 ----------------------------
                                                                        EXPENSE RATIO**
                                                                       LOWEST TO HIGHEST
                                                                 ----------------------------
                                                                 2011  2010  2009  2008  2007
                                                                 ----  ----  ----  ----  ----
PIMCO Variable Insurance Trust Real Return Portfolio (aj) (10).. 0.00% 0.00%   --%   --%   --%
PIMCO Variable Insurance Trust Total Return Portfolio (aj) (10). 0.00  0.00    --    --    --
T. Rowe Price Equity Income Portfolio -- II (aj) (10)........... 0.00  0.00    --    --    --
Templeton Developing Markets Securities Fund (aj) (10).......... 0.00  0.00    --    --    --
Templeton Global Bond Securities Fund (aj) (10)................. 0.00  0.00    --    --    --
Templeton Growth Securities Fund (aj) (10)...................... 0.00  0.00    --    --    --
UIF Emerging Markets Debt Portfolio (10)........................ 0.00  0.00  0.00  0.00  0.00
Van Eck VIP Emerging Markets Fund (10).......................... 0.00  0.00  0.00  0.00  0.00
Van Eck VIP Global Bond Fund (10)............................... 0.00  0.00  0.00  0.00  0.00
Van Eck VIP Global Hard Assets Fund (10)........................ 0.00  0.00  0.00  0.00  0.00

                                    FSA-108

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)


                                                                                           AT DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                                                           TOTAL RETURN***
                                                                                          LOWEST TO HIGHEST
                                                     --------------------------------------------------------------------------
                                                            2011               2010             2009               2008
                                                     ------------------  ---------------  ---------------  -------------------
All Asset Allocation (11)........................... (4.20)% to  (3.49)% 14.09% to 15.00% 25.19% to 26.03% (30.90)% to (30.36)%
American Century VP Mid Cap Value Fund (aj) (15)....             (0.84)            18.21               --                   --
AXA Aggressive Allocation (11)......................  (8.15) to  (7.50)   12.14 to 13.08   26.40 to 27.28   (39.64) to (39.19)
AXA Balanced Strategy (ae) (11).....................             (2.39)            10.06             1.85                   --
AXA Conservative Allocation (11)....................     1.13 to   1.90    6.51 to  7.27    9.06 to  9.83   (11.75) to (11.01)
AXA Conservative Growth Strategy (ae) (11)..........             (1.39)             9.15             1.63                   --
AXA Conservative-Plus Allocation (11)...............  (1.49) to  (0.71)    8.28 to  9.07   13.55 to 14.42   (20.02) to (19.43)
AXA Conservative Strategy (ae) (11).................               0.72             7.28             1.00                   --
AXA Growth Strategy (ae) (11).......................             (4.41)            11.68             2.45                   --
AXA Moderate Allocation (11)........................  (3.09) to  (2.40)    9.09 to  9.92   16.02 to 17.01   (25.00) to (24.47)
AXA Moderate Growth Strategy (ae) (11)..............             (3.33)            10.87             2.11                   --
AXA Moderate-Plus Allocation (11)...................  (5.64) to  (4.96)   10.68 to 11.55   21.08 to 21.96   (32.35) to (31.77)
AXA Tactical Manager 400 (aj) (11)..................             (8.22)            21.46               --                   --
AXA Tactical Manager 500 (aj) (11)..................             (3.75)            17.17               --                   --
AXA Tactical Manager 2000 (aj) (11).................            (10.55)            22.34               --                   --
AXA Tactical Manager International (aj) (11)........            (16.05)            21.27               --                   --
Dreyfus Stock Index Fund, Inc. (15).................     1.17 to   1.82   13.94 to 14.86   25.38 to 26.37   (37.51) to (37.07)
EQ/AllianceBernstein Small Cap Growth (e) (13)......  (0.73) to  (0.65)   33.08 to 33.24   35.52 to 35.68   (44.71) to (44.66)
EQ/BlackRock Basic Value Equity (l) (11)............  (3.43) to  (3.10)   11.90 to 12.28   29.88 to 30.28   (36.79) to (36.56)
EQ/Boston Advisors Equity Income (m) (11)...........  (1.17) to  (0.39)   14.82 to 15.70   10.69 to 11.55   (32.79) to (32.30)
EQ/Calvert Socially Responsible (13)................   (0.26) to   0.28   11.87 to 12.53   30.41 to 30.88   (45.53) to (45.22)
EQ/Capital Guardian Research (b) (n) (o) (13).......     3.47 to   4.00   15.17 to 15.80   30.81 to 31.45   (39.92) to (39.66)
EQ/Common Stock Index (d) (11)......................               0.54            15.86            28.32              (43.79)
EQ/Core Bond Index (q) (r) (af) (ag) (13)...........     4.23 to   4.80    5.70 to  5.78    2.53 to  2.68    (8.99) to  (8.93)
EQ/Equity 500 Index (11)............................               1.51            14.38            25.87              (37.33)
EQ/Equity Growth PLUS (11)..........................  (6.88) to  (6.19)   14.40 to 15.26   26.81 to 27.81   (40.75) to (40.29)
EQ/GAMCO Mergers and Acquisitions (11)..............               1.35             9.62            16.63              (13.83)
EQ/GAMCO Small Company Value (11)...................  (4.21) to  (3.50)   31.64 to 32.67   40.40 to 41.42   (31.18) to (30.65)
EQ/Global Bond PLUS (11)............................               4.40             6.31             1.96                 6.48
EQ/Global Multi-Sector Equity (13).................. (12.36) to (12.32)   11.29 to 11.46   49.79 to 50.06   (57.41) to (57.35)
EQ/Intermediate Government Bond Index (x) (ah) (13).     4.78 to   5.29    4.06 to  4.22           (2.27)                 3.12
EQ/International Core PLUS (11).....................            (16.93)             9.22            35.34              (44.86)
EQ/International Equity Index (12)..................            (11.96)    5.21 to  5.40            27.42              (50.57)
EQ/International Value PLUS (12)....................            (15.94)             6.31            30.65              (42.86)
EQ/JPMorgan Value Opportunities (11)................             (5.23)            12.32            32.32              (39.77)
EQ/Large Cap Core PLUS (11).........................             (4.24)            14.18            26.52              (37.41)
EQ/Large Cap Growth Index (11)......................               2.35            15.96            36.20              (36.26)
EQ/Large Cap Growth PLUS (an) (11)..................             (3.66)            14.45            34.86              (38.23)
EQ/Large Cap Value Index (ao) (13)..................  (5.61) to  (0.32)            14.62            19.14              (56.70)
EQ/Large Cap Value PLUS (f) (k) (13)................  (5.19) to  (5.07)   12.49 to 12.69   20.25 to 20.44   (43.39) to (43.19)
EQ/Lord Abbett Large Cap Core (11)..................             (8.51)            13.96            25.51              (30.97)
EQ/MFS International Growth (11).................... (11.39) to (10.73)   14.11 to 14.96   36.19 to 37.25   (40.74) to (40.30)
EQ/Mid Cap Index (p) (13)...........................  (2.50) to  (2.41)   25.61 to 25.75   36.14 to 36.27   (49.33) to (49.29)
EQ/Mid Cap Value PLUS (h) (y) (z) (aa) (14).........  (9.43) to  (9.37)   22.09 to 22.46            35.85              (39.56)
EQ/Money Market (12)................................   (0.82) to   0.00  (0.63) to  0.09  (0.45) to  0.35       1.65 to   2.34
EQ/Montag & Caldwell Growth (11)....................     2.04 to   2.78    7.49 to  8.29   28.78 to 29.75   (33.40) to (32.90)
EQ/Morgan Stanley Mid Cap Growth (g) (t) (13).......  (7.76) to  (7.70)   32.12 to 32.30   56.88 to 57.07   (47.36) to (47.32)
EQ/PIMCO Ultra Short Bond (ab) (ac) (14)............   (0.52) to   0.07    0.45 to  1.10    7.66 to  8.10    (4.39) to  (4.04)
EQ/Quality Bond PLUS (ai) (11)......................     0.49 to   1.22    5.86 to  6.24             6.07               (6.55)
EQ/Small Company Index (s) (13).....................  (4.09) to  (4.00)   25.68 to 25.82   25.96 to 26.13   (34.18) to (34.13)
EQ/T. Rowe Price Growth Stock (a) (11)..............  (2.68) to  (1.95)   15.52 to 16.42   41.53 to 42.59   (42.63) to (42.19)

                                                     -----------------


                                                     -----------------
                                                           2007
                                                     ----------------
All Asset Allocation (11)...........................   3.77% to  4.52%
American Century VP Mid Cap Value Fund (aj) (15)....               --
AXA Aggressive Allocation (11)......................  (2.31) to  6.17
AXA Balanced Strategy (ae) (11).....................               --
AXA Conservative Allocation (11)....................    3.25 to  5.80
AXA Conservative Growth Strategy (ae) (11)..........               --
AXA Conservative-Plus Allocation (11)...............    1.31 to  5.49
AXA Conservative Strategy (ae) (11).................               --
AXA Growth Strategy (ae) (11).......................               --
AXA Moderate Allocation (11)........................    0.88 to  6.27
AXA Moderate Growth Strategy (ae) (11)..............               --
AXA Moderate-Plus Allocation (11)...................  (0.53) to  6.39
AXA Tactical Manager 400 (aj) (11)..................               --
AXA Tactical Manager 500 (aj) (11)..................               --
AXA Tactical Manager 2000 (aj) (11).................               --
AXA Tactical Manager International (aj) (11)........               --
Dreyfus Stock Index Fund, Inc. (15).................    4.45 to  5.26
EQ/AllianceBernstein Small Cap Growth (e) (13)......    5.57 to 16.69
EQ/BlackRock Basic Value Equity (l) (11)............    0.23 to  1.18
EQ/Boston Advisors Equity Income (m) (11)...........    2.92 to  3.70
EQ/Calvert Socially Responsible (13)................   11.60 to 12.13
EQ/Capital Guardian Research (b) (n) (o) (13).......  (1.36) to  1.66
EQ/Common Stock Index (d) (11)......................             3.49
EQ/Core Bond Index (q) (r) (af) (ag) (13)...........    2.96 to  3.11
EQ/Equity 500 Index (11)............................             4.95
EQ/Equity Growth PLUS (11)..........................   13.16 to 14.04
EQ/GAMCO Mergers and Acquisitions (11)..............             3.43
EQ/GAMCO Small Company Value (11)...................    8.47 to  9.29
EQ/Global Bond PLUS (11)............................             9.31
EQ/Global Multi-Sector Equity (13)..................   41.90 to 42.02
EQ/Intermediate Government Bond Index (x) (ah) (13).             5.19
EQ/International Core PLUS (11).....................            15.22
EQ/International Equity Index (12)..................            11.99
EQ/International Value PLUS (12)....................            10.46
EQ/JPMorgan Value Opportunities (11)................           (1.21)
EQ/Large Cap Core PLUS (11).........................             3.89
EQ/Large Cap Growth Index (11)......................            13.99
EQ/Large Cap Growth PLUS (an) (11)..................            15.62
EQ/Large Cap Value Index (ao) (13)..................           (5.93)
EQ/Large Cap Value PLUS (f) (k) (13)................ (4.45) to (0.22)
EQ/Lord Abbett Large Cap Core (11)..................            10.68
EQ/MFS International Growth (11)....................   15.35 to 16.19
EQ/Mid Cap Index (p) (13)...........................    7.92 to  8.03
EQ/Mid Cap Value PLUS (h) (y) (z) (aa) (14).........           (1.60)
EQ/Money Market (12)................................    4.23 to  5.01
EQ/Montag & Caldwell Growth (11)....................   19.93 to 20.87
EQ/Morgan Stanley Mid Cap Growth (g) (t) (13).......    1.14 to 22.41
EQ/PIMCO Ultra Short Bond (ab) (ac) (14)............   11.05 to 11.46
EQ/Quality Bond PLUS (ai) (11)......................             4.54
EQ/Small Company Index (s) (13)..................... (1.83) to (0.28)
EQ/T. Rowe Price Growth Stock (a) (11)..............    6.41 to  7.21

                                    FSA-109

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                                           AT DECEMBER 31,
                                                      --------------------------------------------------------------------------
                                                                                           TOTAL RETURN***
                                                                                          LOWEST TO HIGHEST
                                                      --------------------------------------------------------------------------
                                                             2011               2010             2009               2008
                                                      ------------------  ---------------  ---------------  -------------------
EQ/UBS Growth & Income (11).......................... (3.59)% to  (2.82)% 12.20% to 13.06% 31.47% to 32.44% (40.45)% to (40.03)%
EQ/Van Kampen Comstock (11)..........................             (1.99)            15.22            28.41              (36.94)
EQ/Wells Fargo Omega Growth (11).....................             (5.87)            17.29            40.29              (27.60)
Fidelity(R) VIP Asset Manager Portfolio (15).........             (2.56)            14.32            29.11              (28.75)
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j) (18).  (3.34) to  (2.50)   16.26 to 17.20   34.64 to 35.76   (43.05) to (42.54)
Fidelity(R) VIP Growth & Income Portfolio (15).......               1.61            14.87            27.12              (41.67)
Fidelity(R) VIP Mid Cap Portfolio (aj) (15)..........            (10.85)            25.39               --                   --
Franklin Income Securities Fund (u) (v) (w) (15).....     2.03 to   2.42   12.27 to 12.70   35.14 to 35.56   (29.90) to (29.63)
Franklin Rising Dividends Securities Fund (15).......     5.62 to   6.00   17.17 to 20.27            16.93              (27.39)
Franklin Small Cap Value Securities Fund (aj) (15)...             (3.76)            23.02               --                   --
Franklin Strategic Income Securities Fund (aj) (15)..               2.58             8.14               --                   --
Goldman Sachs VIT Mid Cap Value Fund (aj) (15).......             (6.59)            23.60               --                   --
Invesco V.I. Dividend Growth Fund (al) (am) (15).....  (7.94) to  (7.66)               --               --                   --
Invesco V.I. Global Health Care Fund (15)............     3.54 to   3.92    4.98 to  5.30   27.16 to 27.75   (28.85) to (28.66)
Invesco V.I. Global Real Estate Fund (aj) (15).......             (6.72)            24.88               --                   --
Invesco V.I. International Growth Fund (aj) (15).....             (6.99)            25.38               --                   --
Invesco V.I. Mid Cap Core Equity Fund (aj) (15)......             (6.51)            16.04               --                   --
Invesco V.I. Small Cap Equity Fund (aj) (15).........             (0.99)            23.63               --                   --
Invesco V.I. Technology Fund (15)....................  (5.39) to  (5.02)   20.85 to 21.30   56.90 to 57.31   (44.67) to (44.47)
Invesco Van Kampen V.I. Global Value Equity
 Fund (15)........................................... (11.23) to (10.90)   10.59 to 10.91   15.58 to 16.03   (40.37) to (40.15)
IVY Funds VIP Energy (aj) (15).......................             (9.08)            38.18               --                   --
IVY Funds VIP Mid Cap Growth (aj) (15)...............             (0.56)            29.49               --                   --
IVY Funds VIP Small Cap Growth (aj) (15).............            (10.61)            27.53               --                   --
Janus Aspen Series Balanced Portfolio (15)...........     0.88 to   1.31    7.55 to  7.99   25.02 to 25.49   (16.53) to (16.15)
Janus Aspen Series Enterprise Portfolio (15).........  (2.18) to  (1.37)   24.91 to 25.94   43.75 to 44.58   (44.15) to (43.66)
Janus Aspen Series Forty Portfolio (15)..............  (7.42) to  (6.65)    5.95 to  6.72   45.24 to 46.46   (44.56) to (44.20)
Janus Aspen Series Overseas Portfolio (21)........... (32.57) to (32.18)   24.57 to 25.31   78.42 to 79.55   (52.38) to (52.12)
Janus Aspen Series Perkins Mid Cap Value
 Portfolio (15)......................................             (2.99)            15.38            32.93              (27.92)
Janus Aspen Series Worldwide Portfolio (15).......... (14.33) to (13.70)   14.94 to 15.73   36.66 to 37.73   (45.10) to (44.66)
Lazard Retirement Emerging Markets Equity
 Portfolio (aj) (15).................................            (18.04)            29.93               --                   --
MFS(R) International Value Portfolio (aj) (15).......             (1.78)            21.60               --                   --
MFS(R) Investors Growth Stock Series (aj) (15).......               0.37            17.98               --                   --
MFS(R) Investors Trust Series (aj) (15)..............             (2.41)            16.59               --                   --
MFS(R) Utilities Series (15).........................     6.42 to   6.82   13.37 to 13.80   32.81 to 33.23   (37.90) to (37.69)
Multimanager Aggressive Equity (ad) (ak)) (11).......             (6.28)            17.62            37.26              (46.68)
Multimanager Core Bond (11)..........................               5.81             6.20             8.32                 2.46
Multimanager International Equity (11)...............            (17.98)             6.96            29.92              (47.23)
Multimanager Large Cap Core Equity (11)..............             (7.35)            11.55            32.51              (39.54)
Multimanager Large Cap Value (11)....................             (5.52)            13.16            22.85              (37.45)
Multimanager Mid Cap Growth (11).....................             (7.88)            26.88            41.77              (43.58)
Multimanager Mid Cap Value (11)......................            (13.33)            24.91            44.37              (35.97)
Multimanager Multi-Sector Bond (13)..................     4.94 to   5.08    6.56 to  6.63    9.49 to  9.65   (23.58) to (23.51)
Multimanager Small Cap Growth (c) (11)............... (16.34) to (15.71)   26.74 to 27.65   33.47 to 34.55   (42.54) to (42.12)
Multimanager Small Cap Value (11)....................             (9.02)            24.50            26.42              (37.86)
Multimanager Technology (11).........................             (4.82)            17.70            58.44              (47.08)
Mutual Shares Securities Fund (aj) (15)..............             (1.04)            13.77               --                   --
Oppenheimer Global Securities Fund/VA (15)...........             (8.89)            15.35            38.79              (40.52)
PIMCO Variable Insurance Trust
 CommodityRealReturn(R) Strategy
 Portfolio (aj) (15).................................             (7.54)            35.41               --                   --

                                                      ---------------


                                                      ---------------
                                                           2007
                                                      --------------
EQ/UBS Growth & Income (11).......................... 0.39% to  1.17%
EQ/Van Kampen Comstock (11)..........................         (2.50)
EQ/Wells Fargo Omega Growth (11).....................          11.33
Fidelity(R) VIP Asset Manager Portfolio (15).........          15.55
Fidelity(R) VIP Contrafund(R) Portfolio (i) (j) (18). 16.63 to 17.59
Fidelity(R) VIP Growth & Income Portfolio (15).......          12.09
Fidelity(R) VIP Mid Cap Portfolio (aj) (15)..........             --
Franklin Income Securities Fund (u) (v) (w) (15).....  0.85 to  3.37
Franklin Rising Dividends Securities Fund (15).......         (3.01)
Franklin Small Cap Value Securities Fund (aj) (15)...             --
Franklin Strategic Income Securities Fund (aj) (15)..             --
Goldman Sachs VIT Mid Cap Value Fund (aj) (15).......             --
Invesco V.I. Dividend Growth Fund (al) (am) (15).....             --
Invesco V.I. Global Health Care Fund (15)............ 11.50 to 11.85
Invesco V.I. Global Real Estate Fund (aj) (15).......             --
Invesco V.I. International Growth Fund (aj) (15).....             --
Invesco V.I. Mid Cap Core Equity Fund (aj) (15)......             --
Invesco V.I. Small Cap Equity Fund (aj) (15).........             --
Invesco V.I. Technology Fund (15)....................  7.33 to  7.68
Invesco Van Kampen V.I. Global Value Equity
 Fund (15)...........................................  6.28 to  6.61
IVY Funds VIP Energy (aj) (15).......................             --
IVY Funds VIP Mid Cap Growth (aj) (15)...............             --
IVY Funds VIP Small Cap Growth (aj) (15).............             --
Janus Aspen Series Balanced Portfolio (15)...........  9.69 to 10.17
Janus Aspen Series Enterprise Portfolio (15)......... 21.16 to 22.07
Janus Aspen Series Forty Portfolio (15).............. 36.00 to 36.98
Janus Aspen Series Overseas Portfolio (21)........... 27.59 to 28.29
Janus Aspen Series Perkins Mid Cap Value
 Portfolio (15)......................................           7.20
Janus Aspen Series Worldwide Portfolio (15)..........  8.73 to  9.60
Lazard Retirement Emerging Markets Equity
 Portfolio (aj) (15).................................             --
MFS(R) International Value Portfolio (aj) (15).......             --
MFS(R) Investors Growth Stock Series (aj) (15).......             --
MFS(R) Investors Trust Series (aj) (15)..............             --
MFS(R) Utilities Series (15)......................... 27.45 to 27.88
Multimanager Aggressive Equity (ad) (ak)) (11).......          11.38
Multimanager Core Bond (11)..........................           6.26
Multimanager International Equity (11)...............          12.43
Multimanager Large Cap Core Equity (11)..............           5.00
Multimanager Large Cap Value (11)....................           3.64
Multimanager Mid Cap Growth (11).....................          11.91
Multimanager Mid Cap Value (11)......................           0.09
Multimanager Multi-Sector Bond (13)..................   3.07 to 3.14
Multimanager Small Cap Growth (c) (11)...............   2.88 to 3.67
Multimanager Small Cap Value (11)....................         (9.84)
Multimanager Technology (11).........................          18.22
Mutual Shares Securities Fund (aj) (15)..............             --
Oppenheimer Global Securities Fund/VA (15)...........           5.69
PIMCO Variable Insurance Trust
 CommodityRealReturn(R) Strategy
 Portfolio (aj) (15).................................             --

                                    FSA-110

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Financial Highlights (Continued)

                                                                                  AT DECEMBER 31,
                                                                      --------------------------------------
                                                                                  TOTAL RETURN***
                                                                                 LOWEST TO HIGHEST
                                                                      --------------------------------------
                                                                        2011    2010   2009     2008    2007
                                                                      -------  -----  ------  -------  -----
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) (15).    7.16% 11.28%  16.49%  (1.19)%  9.38%
PIMCO Variable Insurance Trust Real Return Portfolio (aj) (15).......   11.57   3.84      --       --     --
PIMCO Variable Insurance Trust Total Return Portfolio (aj) (15)......    3.51   3.97      --       --     --
T. Rowe Price Equity Income Portfolio -- II (aj) (15)................  (1.01)  16.43      --       --     --
Templeton Developing Markets Securities Fund (aj) (15)............... (15.85)  34.35      --       --     --
Templeton Global Bond Securities Fund (aj) (15)......................  (0.87)  11.61      --       --     --
Templeton Growth Securities Fund (aj) (15)...........................  (6.97)  19.84      --       --     --
UIF Emerging Markets Debt Portfolio (15).............................    7.02   9.77   30.21  (14.98)   6.54
Van Eck VIP Emerging Markets Fund (15)............................... (25.72)  26.83  113.12  (64.77)  37.61
Van Eck VIP Global Bond Fund (15)....................................    8.14   6.16    5.98     3.64   9.73
Van Eck VIP Global Hard Assets Fund (15)............................. (16.45)  29.24   57.55  (46.13)  45.36

   ----------
  (a)EQ/T. Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007.
  (b)EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (c)Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (d)EQ/Common Stock Index was substituted for Dreyfus VIF Appreciation on August 17, 2007.
  (e)EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
  (f)EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007.
  (g)EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007
  (h)EQ/Mid Cap Value PLUS was substituted for UIF U.S. Real Estate on
     August 17, 2007.
  (i)Fidelity VIP(R) Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007.
  (j)Fidelity VIP(R) Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007.
  (k)EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
  (l)EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
  (m)EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007.
  (n)EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
  (o)EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
  (p)EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007.
  (q)EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Income on November 16, 2007.
  (r)EQ/Core Bond Index was substituted for UIF Core Plus Fixed Bond on November 16, 2007.
  (s)EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
  (t)EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
  (u)Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
  (v)Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
  (w)Franklin Income Securities Fund was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007.
  (x)Units were made available for sale on April 27, 2007.
  (y)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (z)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
 (aa)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
 (ab)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
 (ac)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
 (ad)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
 (ae)Units were made available for sale on September 18, 2009.
 (af)EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009.
 (ag)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
 (ah)EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009.
 (ai)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
 (aj)Units were made available for sale on May 24, 2010.
 (ak)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010. (See Note 6)
 (al)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6)
 (am)Units were made available for sale on May 2, 2011.
 (an)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011. (See Note 6)
 (ao)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. The total return, expense ratio and unit value associated with Class A shares relate to units issued as a result of a merger. Units were made available for sale on May 23, 2011. (See Note 6)
  (1)Represents the lowest to highest unit values of Class B shares of the Variable Investment Option in 2011.
  (2)Represents the lowest to highest unit values of Class A shares of the Variable Investment Option in 2011.

                                    FSA-111

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Financial Highlights (Concluded)

  (3)In 2011, the lowest unit value is attributable to Class A shares and the highest unit value is attributable to Class B shares of the Variable Investment Option.
  (4)In 2011, the lowest unit value is attributable to Class B shares and the highest unit value is attributable to Class A shares of the Variable Investment Option.
  (5)Represents the lowest to highest unit values of Initial Shares, Service Class, Service Class 2, Class 2, Class I, Class II, Class S Shares, Common Shares, Series I, Series II, Institutional Shares, Service Shares, Initial Class, Administrative Class or Advisor Class shares of the Variable Investment Option in 2011.
  (6)Represents the lowest to highest expense ratios of Class B shares of the Variable Investment Option in 2011.
  (7)Represents the lowest to highest expense ratios of Class A shares of the Variable Investment Option in 2011.
  (8)In 2011, the lowest expense ratio is attributable to Class A shares and the highest expense ratio is attributable to Class B shares of the Variable Investment Option.
  (9)In 2011, the lowest expense ratio is attributable to Class B shares and the highest expense ratio is attributable to Class A shares of the Variable Investment Option.
 (10)Represents the lowest to highest expense ratios of Initial Shares, Service Class, Service Class 2, Class 2, Class I, Class II, Class S Shares, Common Shares, Series I, Series II, Institutional Shares, Service Shares, Initial Class, Administrative Class or Advisor Class shares of the Variable Investment Option in 2011.
 (11)Represents the lowest to highest total return ratios of Class B shares of the Variable Investment Option in 2011.
 (12)Represents the lowest to highest total return ratios of Class A shares of the Variable Investment Option in 2011.
 (13)In 2011, the lowest total return ratio is attributable to Class A shares and the highest total return ratio is attributable to Class B shares of the Variable Investment Option.
 (14)In 2011, the lowest total return ratio is attributable to Class B shares and the highest total return ratio is attributable to Class A shares of the Variable Investment Option.
 (15)Represents the lowest to highest total returns of Initial Shares, Service Class, Service Class 2, Class 2, Class I, Class II, Class S Shares, Common Shares, Series I, Series II, Institutional Shares, Service Shares, Initial Class, Administrative Class or Advisor Class shares of the Variable Investment Option in 2011.
 (16)In 2011, the lowest unit value is attributable to Service Class shares and the highest unit value is attributable to Initial Class shares of the Variable Investment Option.
 (17)In 2011, the lowest expense ratio is attributable to Initial Class shares and the highest expense ratio is attributable to Service Class shares of the Variable Investment Option.
 (18)In 2011, the lowest total return is attributable to Service Class shares and the highest unit value is attributable to Initial Class shares of the Variable Investment Option.
 (19)In 2011, the lowest unit value is attributable to Institutional Shares shares and the highest unit value is attributable to Service Shares of the Variable Investment Option.
 (20)In 2011, the lowest expense ratio is attributable to Institutional Shares and the highest unit value is attributable to Service Shares of the Variable Investment Option.
 (21)In 2011, the lowest total return is attributable to Service Shares shares and the highest unit value is attributable to Institutional Shares of the Variable Investment Option.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the underlying Fund, net of investment advisory fees assessed by the underlying Fund's investment advisor and other expenses of the underlying Fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Fund in which the Variable Investment Options invest.
  ** This ratio represents the annual contract expenses of the separate account, consisting of mortality and risk expenses, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net unit value. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective underlying Fund are excluded from this ratio.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-112

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                  INDEX TO FINANCIAL STATEMENTS AND SCHEDULES

                    MONY LIFE INSURANCE COMPANY OF AMERICA

 Report of Independent Registered Public Accounting Firm.................. F-1

 Financial Statements:
   Balance Sheets, December 31, 2011 and December 31, 2010................ F-2
   Statements of Earnings (Loss), Years Ended December 31, 2011, 2010
    and 2009.............................................................. F-3
   Statements of Comprehensive Income (Loss), Years Ended December 31,
    2011, 2010 and 2009................................................... F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2011,
    2010 and 2009......................................................... F-5
   Statements of Cash Flows, Years Ended December 31, 2011, 2010 and 2009. F-6
   Notes to Financial Statements.......................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, based on our audits the accompanying balance sheets and the related statements of earnings (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2011 and 2010 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2012

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                                    2011     2010
                                                                                                  -------- --------
                                                                                                    (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities available for sale, at fair value.............................................. $  1,967 $  1,900
 Mortgage loans on real estate...................................................................      124      141
 Policy loans....................................................................................      134      132
 Other invested assets...........................................................................       74       78
                                                                                                  -------- --------
   Total investments.............................................................................    2,299    2,251
Cash and cash equivalents........................................................................       61       92
Amounts due from reinsurers......................................................................      136      139
Deferred policy acquisition costs................................................................      228      189
Value of business acquired.......................................................................       97      107
Other assets.....................................................................................       39       29
Separate Accounts' assets........................................................................    1,604    1,840
                                                                                                  -------- --------

TOTAL ASSETS..................................................................................... $  4,464 $  4,647
                                                                                                  ======== ========

LIABILITIES
Policyholders' account balances.................................................................. $  1,608 $  1,664
Future policy benefits and other policyholders liabilities.......................................      390      378
Other liabilities................................................................................       43       42
Income taxes payable.............................................................................      134      118
Separate Accounts' liabilities...................................................................    1,604    1,840
                                                                                                  -------- --------
   Total liabilities.............................................................................    3,779    4,042
                                                                                                  -------- --------

Commitments and contingent liabilities (Notes 2, 5, 8, 9 and 13)

SHAREHOLDER'S EQUITY
Common Stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and outstanding.        2        2
Capital in excess of par value...................................................................      515      514
Retained earnings................................................................................      113       44
Accumulated other comprehensive income (loss)....................................................       55       45
                                                                                                  -------- --------
   Total shareholder's equity....................................................................      685      605
                                                                                                  -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY....................................................... $  4,464 $  4,647
                                                                                                  ======== ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                   2011    2010    2009
                                                                                  ------  ------  ------
                                                                                       (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income..................... $  117  $  118  $  129
Premiums.........................................................................     42      39      40
Net investment income (loss).....................................................    116     119     122
Investment gains (losses), net:
 Total other-than-temporary impairment losses....................................     (2)    (56)    (53)
 Portion of loss recognized in other comprehensive income (loss).................     --       2      --
                                                                                  ------  ------  ------
   Net impairment losses recognized..............................................     (2)    (54)    (53)
 Other investment gains (losses), net............................................      1       6      (3)
                                                                                  ------  ------  ------
     Total investment gains (losses), net........................................     (1)    (48)    (56)
                                                                                  ------  ------  ------
Other income (loss)..............................................................      4       8      11
Increase (decrease) in the fair value of the reinsurance contract asset..........      7       1      (7)
                                                                                  ------  ------  ------
 Total revenues..................................................................    285     237     239
                                                                                  ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits..........................................................     96      93      84
Interest credited to policyholders' account balances.............................     61      68      71
Compensation and benefits........................................................     30      32      26
Commissions......................................................................     45      35      31
Interest expense.................................................................     --       1       1
Amortization of deferred policy acquisition costs and value of business acquired.    (14)     41      23
Capitalization of deferred policy acquisition costs..............................    (35)    (29)    (29)
Rent expense.....................................................................      3       3       4
Other operating costs and expenses...............................................     35      30      26
                                                                                  ------  ------  ------
     Total benefits and other deductions.........................................    221     274     237
                                                                                  ------  ------  ------
Earnings (loss), before income taxes.............................................     64     (37)      2
Income tax (expense) benefit.....................................................      5      14       3
                                                                                  ------  ------  ------

Net Earnings (Loss).............................................................. $   69  $  (23) $    5
                                                                                  ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                   2011       2010        2009
                                                                                ---------- ----------  ----------
                                                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
 Net earnings (loss)........................................................... $       69 $      (23) $        5
                                                                                ---------- ----------  ----------

   Other comprehensive income (loss), net of income taxes:
     Change in unrealized gains (losses), net of reclassification adjustment...         10         56         114
                                                                                ---------- ----------  ----------

     Total other comprehensive income (loss), net of income taxes..............         10         56         114
                                                                                ---------- ----------  ----------

Comprehensive Income (Loss).................................................... $       79 $       33  $      119
                                                                                ========== ==========  ==========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                    2011   2010    2009
                                                                   ------ ------  ------
                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY
 Common stock, at par value, beginning and end of year............ $    2 $    2  $    2
                                                                   ------ ------  ------

 Capital in excess of par value, beginning of year................    514    512     511
 Changes in capital in excess of par value........................      1      2       1
                                                                   ------ ------  ------
 Capital in excess of par value, end of year......................    515    514     512
                                                                   ------ ------  ------

 Retained earnings, beginning of year.............................     44     67      56
 Net earnings (loss)..............................................     69    (23)      5
 Impact of implementing new accounting guidance, net of taxes.....     --     --       6
                                                                   ------ ------  ------
 Retained earnings, end of year...................................    113     44      67
                                                                   ------ ------  ------

 Accumulated other comprehensive income (loss), beginning of year.     45    (11)   (119)
 Impact of implementing new accounting guidance, net of taxes.....     --     --      (6)
 Other comprehensive income (loss)................................     10     56     114
                                                                   ------ ------  ------
 Accumulated other comprehensive income (loss), end of year.......     55     45     (11)
                                                                   ------ ------  ------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........................... $  685 $  605  $  570
                                                                   ====== ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                                        2011     2010     2009
                                                                                                      -------  -------  -------
                                                                                                            (IN MILLIONS)
Net earnings (loss).................................................................................. $    69  $   (23) $     5
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
 Interest credited to policyholders' account balances................................................      61       68       71
 Universal life and investment-type product policy fee income........................................    (117)    (118)    (129)
 Change in accrued investment income.................................................................       1       --        1
 Investment (gains) losses, net......................................................................       1       48       56
 Change in deferred policy acquisition costs and value of business acquired..........................     (49)      12       (6)
 Change in the fair value of the reinsurance contract asset..........................................      (7)      (1)       7
 Change in future policy benefits....................................................................       3       (4)      (5)
 Change in other policyholders liabilities...........................................................      (3)       1       (4)
 Change in income tax payable........................................................................      11      (13)      16
 Provision for depreciation and amortization.........................................................       3        5        6
 Dividend from AllianceBernstein.....................................................................       4        5        4
 Other, net..........................................................................................      --       10      (22)
                                                                                                      -------  -------  -------

Net cash provided by (used in) operating activities..................................................     (23)     (10)      --
                                                                                                      -------  -------  -------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans....................................     156      101      106
 Sales of investments................................................................................      16      122       93
 Purchases of investments............................................................................    (190)    (103)    (266)
 Other, net..........................................................................................      (5)      (9)      (4)
                                                                                                      -------  -------  -------

Net cash provided by (used in) investing activities..................................................     (23)     111      (71)
                                                                                                      -------  -------  -------

Cash flows from financing activities:
 Policyholders' account balances:
   Deposits..........................................................................................     156      163      176
   Withdrawals and transfers to Separate Accounts....................................................    (141)    (209)    (160)
 Repayments of note to affiliate.....................................................................      --      (20)      (4)
                                                                                                      -------  -------  -------

Net cash provided by (used in) financing activities..................................................      15      (66)      12
                                                                                                      -------  -------  -------

Change in cash and cash equivalents..................................................................     (31)      35      (59)
Cash and cash equivalents, beginning of year.........................................................      92       57      116
                                                                                                      -------  -------  -------

Cash and Cash Equivalents, End of Year............................................................... $    61  $    92  $    57
                                                                                                      =======  =======  =======

Supplemental cash flow information:
 Interest paid....................................................................................... $    --  $     1  $     1
                                                                                                      =======  =======  =======

Schedule of non-cash financing activities:
 Shared-based Programs............................................................................... $     1  $     2  $     1
                                                                                                      =======  =======  =======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2011", "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the Financial Accounting Standards Board ("FASB") issued new guidance to amend the existing alternatives for presenting Other comprehensive income ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings
   (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010, have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In June 2009 the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a variable interest entity ("VIE") must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. Adoption of this guidance did not have a material impact on MLOA's results of operations or financial position.

   Beginning second quarter 2009, MLOA implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $6 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $14 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to MLOA for 2011, 2010 and 2009 reflected increases of $0 million, $2 million and $0 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the statements of shareholder's equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. MLOA will adopt this guidance effective
   January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $51 million, income taxes payable will be reduced by approximately $18 million with a corresponding reduction, net of taxes, to Retained earnings and Total shareholders' equity of approximately $33 million. Upon adoption, for the year ended 2011, MLOA's Earnings (loss), before income taxes would decrease by approximately $8 million and Net Earnings (Loss) would decrease by approximately $5 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in MLOA's statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on MLOA's cash flows.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

   Equity securities, which include common stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $7 million and $9 million for commercial and $0 million and $0 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 45.9% and 50.5% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 52.2% and 47.9% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by MLOA and the resulting prices determined to be representative of exit values.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $28 million and $35 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.9% and 1.6% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $0 million and $18 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $35 million and $42 million of mortgage- and asset-backed securities, including Commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, MLOA continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third-party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the guaranteed minimum income benefit ("GMIB") reinsurance asset which is accounted for as a derivative contract. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of MLOA, respectively. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2011 and 2010 to recognize incremental counterparty non-performance risk.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in Policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting current market rates.

   The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected cash flows. Expected cash flows are discounted back to the present at the current market rates.

   Recognition of Insurance Income and Related Expenses

   Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   Amortization Policy. For universal life ("UL") products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (7.3% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.3% net of product weighted average Separate Account fees) and 0.0% (-1.7% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA issues or has issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(49) million, $247 million and $394 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Other Accounting Policies

   AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS at December 31, 2011 and 2010.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS       GROSS
                                        AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                          COST       GAINS       LOSSES    FAIR VALUE IN AOCI /(3)/
                                        ---------- ---------- ------------ ---------- ------------
                                                              (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $    1,554 $      147 $          8 $   1,693    $     --
 U.S. Treasury, government and agency..         99          6           --       105          --
 States and political subdivisions.....         21          1           --        22          --
 Foreign governments...................          4         --           --         4          --
 Commercial mortgage-backed............         63         --           34        29           2
 Residential mortgage-backed /(1)/.....         26          2           --        28          --
 Asset-backed /(2)/....................          9          1           --        10          --
 Redeemable preferred stock............         81         --            5        76          --
                                        ---------- ---------- ------------ ---------    --------
Total at December 31, 2011............. $    1,857 $      157 $         47 $   1,967    $      2
                                        ========== ========== ============ =========    ========

December 31, 2010:
Fixed maturities:
 Corporate............................. $    1,522 $      112 $          5 $   1,629    $     --
 U.S. Treasury, government and agency..         87          1           --        88          --
 States and political subdivisions.....         21         --            1        20          --
 Foreign governments...................          4         --           --         4          --
 Commercial mortgage-backed............         68         --           32        36           3
 Residential mortgage-backed /(1)/.....         33          2           --        35          --
 Asset-backed /(2)/....................         10          1           --        11          --
 Redeemable preferred stock............         81         --            4        77          --
                                        ---------- ---------- ------------ ---------    --------
Total at December 31, 2010............. $    1,826 $      116 $         42 $   1,900    $      3
                                        ========== ========== ============ =========    ========

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                        AMORTIZED
                                          COST     FAIR VALUE
                                        ---------- ----------
                                            (IN MILLIONS)
Due in one year or less................ $       74 $       75
Due in years two through five..........        812        868
Due in years six through ten...........        653        726
Due after ten years....................        139        155
                                        ---------- ----------
   Subtotal............................      1,678      1,824
Commercial mortgage-backed securities..         63         29
Residential mortgage-backed securities.         26         28
Asset-backed securities................          9         10
                                        ---------- ----------
Total.................................. $    1,776 $    1,891
                                        ========== ==========

   MLOA recognized OTTI on AFS fixed maturities as follows:

                                                        DECEMBER 31,
                                                   ---------------------
                                                    2011   2010    2009
                                                   -----  ------  ------
                                                       (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (2) $  (54) $  (53)
Non-credit losses recognized in OCI...............    --      (2)     --
                                                   -----  ------  ------
Total OTTI........................................ $  (2) $  (56) $  (53)
                                                   =====  ======  ======

 /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $1 million and $0 million related to AFS fixed maturities as MLOA intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                         2011    2010
                                                                                        ------  ------
                                                                                         (IN MILLIONS)
Balances at January 1,................................................................. $  (83) $  (54)
Previously recognized impairments on securities that matured, paid, prepaid or sold....     11      25
Recognized impairments on securities impaired to fair value this period/(1)/...........     --      (1)
Impairments recognized this period on securities not previously impaired...............     (2)    (52)
Additional impairments this period on securities previously impaired...................     --      (1)
Increases due to passage of time on previously recorded credit losses..................     --      --
Accretion of previously recognized impairments due to increases in expected cash flows.     --      --
                                                                                        ------  ------
Balances at December 31,............................................................... $  (74) $  (83)
                                                                                        ======  ======

 /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                DECEMBER 31,
                               -------------
                                2011    2010
                               ------  -----
                               (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $   (5) $  (3)
   All other..................    115     77
                               ------  -----
Net Unrealized (Gains) Losses. $  110  $  74
                               ======  =====

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                              AOCI GAIN
                                                               NET                              (LOSS)
                                                           UNREALIZED           DEFERRED    RELATED TO NET
                                                              GAINS      DAC     INCOME       UNREALIZED
                                                           (LOSSES) ON   AND    TAX ASSET     INVESTMENT
                                                           INVESTMENTS   VOBA  (LIABILITY)  GAINS (LOSSES)
                                                          -------------  ----- ----------- ---------------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................. $          (3) $  --  $        1 $            (2)
Net investment gains (losses) arising during the period..            (2)    --          --              (2)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................            --     --          --              --
   Excluded from Net earnings (loss)/ (1)/...............            --     --          --              --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................            --      1          --               1
   Deferred income taxes.................................            --     --           1               1
                                                          -------------  -----  ---------- ---------------
BALANCE, DECEMBER 31, 2011............................... $          (5) $   1  $        2 $            (2)
                                                          =============  =====  ========== ===============

BALANCE, JANUARY 1, 2010................................. $          --  $  --  $       -- $            --
Net investment gains (losses) arising during the period..            (2)    --          --              (2)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................             1     --          --               1
   Excluded from Net earnings (loss)/ (1)/...............            (2)    --          --              (2)
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................            --     --          --              --
   Deferred income taxes.................................            --     --           1               1
   Policyholders liabilities.............................            --     --          --              --
                                                          -------------  -----  ---------- ---------------
BALANCE, DECEMBER 31, 2010............................... $          (3) $  --  $        1 $            (2)
                                                          =============  =====  ========== ===============

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                             AOCI GAIN
                                                              NET               DEFERRED   (LOSS) RELATED
                                                          UNREALIZED             INCOME        TO NET
                                                             GAINS      DAC        TAX       UNREALIZED
                                                          (LOSSES) ON   AND       ASSET      INVESTMENT
                                                          INVESTMENTS   VOBA   (LIABILITY) GAINS (LOSSES)
                                                          -----------  ------  ----------- --------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................. $        77  $   (6)  $    (24)   $         47
Net investment gains (losses) arising during the period..          36      --         --              36
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................           2      --         --               2
   Excluded from Net earnings (loss)/ (1)/...............          --      --         --              --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................          --     (21)        --             (21)
   Deferred income taxes.................................          --      --         (7)             (7)
                                                          -----------  ------   --------    ------------
BALANCE, DECEMBER 31, 2011............................... $       115  $  (27)  $    (31)   $         57
                                                          ===========  ======   ========    ============

BALANCE, JANUARY 1, 2010................................. $       (24) $    7   $      6    $        (11)
Net investment gains (losses) arising during the period..          52      --         --              52
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss).......................          47      --         --              47
   Excluded from Net earnings (loss)/ (1)/...............           2      --         --               2
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA..........................................          --     (13)        --             (13)
   Deferred income taxes.................................          --      --        (30)            (30)
   Policyholders liabilities.............................          --      --         --              --
                                                          -----------  ------   --------    ------------
BALANCE, DECEMBER 31, 2010............................... $        77  $   (6)  $    (24)   $         47
                                                          ===========  ======   ========    ============

 /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 93 issues at December 31, 2011 and the 108 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                        LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                       --------------------  --------------------  --------------------
                                                    GROSS                 GROSS                 GROSS
                                                  UNREALIZED            UNREALIZED            UNREALIZED
                                       FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- ---------- ---------- ---------- ---------- ----------
                                                                 (IN MILLIONS)
DECEMBER 31, 2011
Fixed Maturities:
 Corporate............................  $   105    $     (6)  $    13    $     (2)  $   118    $     (8)
 U.S. Treasury, government and agency.       --          --        --          --        --          --
 States and political subdivisions....
 Foreign governments..................       --          --         2          --         2          --
 Commercial mortgage-backed...........        1          (2)       27         (32)       28         (34)
 Residential mortgage-backed..........       --          --        --          --        --          --
 Asset-backed.........................       --          --        --          --        --          --
 Redeemable preferred stock...........       29          (2)       30          (3)       59          (5)
                                        -------    --------   -------    --------   -------    --------

Total.................................  $   135    $    (10)  $    72    $    (37)  $   207    $    (47)
                                        =======    ========   =======    ========   =======    ========
December 31, 2010
Fixed Maturities:
 Corporate............................  $    87    $     (3)  $    30    $     (2)  $   117    $     (5)
 U.S. Treasury, government and agency.        2          --        --          --         2          --
 States and political subdivisions....       19          (1)       --          --        19          (1)
 Foreign governments..................        2          --        --          --         2          --
 Commercial mortgage-backed...........        1          (1)       32         (31)       33         (32)
 Residential mortgage-backed..........       --          --        --          --        --          --
 Asset-backed.........................       --          --         1          --         1          --
 Redeemable preferred stock...........       --          --        70          (4)       70          (4)
                                        -------    --------   -------    --------   -------    --------

Total.................................  $   111    $     (5)  $   133    $    (37)  $   244    $    (42)
                                        =======    ========   =======    ========   =======    ========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $150 million and $175 million, or 8.1% and 9.6%, of the $1,857 million and $1,826 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $35 million and $30 million at December 31, 2011 and 2010, respectively.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, MLOA owned $4 million and $5 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $2 million.

   Valuation Allowances for Mortgage Loans:

   Allowances for credit losses for mortgage loans in 2011 are as follows:

                                                    COMMERCIAL MORTGAGE
                                                        LOANS
                                                    -------------------
                                                    2011   2010   2009
                                                    ----   ----   ----
                                                       (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $ 2    $ 2    $--
   Charge-offs.....................................  --     --     --
   Recoveries......................................  --     --     --
   Provision.......................................   1     --      2
                                                    ---    ---    ---
Ending Balance, December 31,....................... $ 3    $ 2    $ 2
                                                    ===    ===    ===

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $ 3    $ 2    $ 2
                                                    ===    ===    ===
   Collectively Evaluated for Impairment........... $--    $--    $--
                                                    ===    ===    ===

   Loans Acquired with Deteriorated Credit Quality. $--    $--    $--
                                                    ===    ===    ===

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                              DEBT SERVICE COVERAGE RATIO
                                                                              LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ----- ---------
                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%.......................... $      5  $    -- $   17  $   --  $     1 $  -- $      23
 50% - 70%.........................       --       --     --      41       --    --        41
 70% - 90%.........................       --       --     --       6       --    --         6
 90% plus..........................       10       --     --      --       --    --        10
                                    --------  ------- ------  ------  ------- ----- ---------

Total Commercial Mortgage Loans.... $     15  $    -- $   17  $   47  $     1 $  -- $      80
                                    ========  ======= ======  ======  ======= ===== =========

AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%.......................... $      1  $    -- $    5  $    9  $     1 $  21 $      37
 50% - 70%.........................        1       --      2       2        3     2        10
 70% - 90%.........................       --       --     --      --       --    --        --
 90% plus..........................       --       --     --      --       --    --        --
                                    --------  ------- ------  ------  ------- ----- ---------

Total Agricultural Mortgage Loans.. $      2  $    -- $    7  $   11  $     4 $  23 $      47
                                    ========  ======= ======  ======  ======= ===== =========

                                       DEBT SERVICE COVERAGE RATIO
                                                                       LESS   TOTAL
                              GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                             THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO:/ (2)/   --------- ------- ------- ------- ------- ----- ---------
                                              (IN MILLIONS)
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%................... $      6  $   --  $   22  $    9  $    2  $  21 $      60
 50% - 70%..................        1      --       2      43       3      2        51
 70% - 90%..................       --      --      --       6      --     --         6
 90% plus...................       10      --      --      --      --     --        10
                             --------  ------  ------  ------  ------  ----- ---------

Total Mortgage Loans........ $     17  $   --  $   24  $   58  $    5  $  23 $     127
                             ========  ======  ======  ======  ======  ===== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010

                                              DEBT SERVICE COVERAGE RATIO
                                                                              LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- ------- ------- ------- ----- --------
                                                     (IN MILLIONS)
Commercial Mortgage Loans /(1)/
 0%- 50%...........................  $     5   $  --   $  --  $   --   $   2  $  -- $      7
 50% - 70%.........................       --      --      30       7       4     --       41
 70% - 90%.........................       --      --      --      28      --     --       28
 90% plus..........................       10      --      --      --      --     --       10
                                     -------   -----   -----  ------   -----  ----- --------

Total Commercial Mortgage Loans....  $    15   $  --   $  30  $   35   $   6  $  -- $     86
                                     =======   =====   =====  ======   =====  ===== ========
AGRICULTURAL MORTGAGE LOANS /(1)/
 0% - 50%..........................  $     2   $  --   $   6  $    7   $   1  $  25 $     41
 50% - 70%.........................        1      --       1       5       4      5       16
 70% - 90%.........................       --      --      --      --      --     --       --
 90% plus..........................       --      --      --      --      --     --       --
                                     -------   -----   -----  ------   -----  ----- --------

Total Agricultural Mortgage Loans..  $     3   $  --   $   7  $   12   $   5  $  30 $     57
                                     =======   =====   =====  ======   =====  ===== ========
TOTAL MORTGAGE LOANS /(1)/
 0% - 50%..........................  $     7   $  --   $   6  $    7   $   3  $  25 $     48
 50% - 70%.........................        1      --      31      12       8      5       57
 70% - 90%.........................       --      --      --      28      --     --       28
 90% plus..........................       10      --      --      --      --     --       10
                                     -------   -----   -----  ------   -----  ----- --------

Total Mortgage Loans...............  $    18   $  --   $  37  $   47   $  11  $  30 $    143
                                     =======   =====   =====  ======   =====  ===== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                           RECORDED
                                                                          INVESTMENT
                                                               TOTAL    (GREATER THAN)
                   30-59 60-89   90 DAYS OR                  FINANCING     90 DAYS
                   DAYS  DAYS  (GREATER THAN) TOTAL CURRENT RECEIVABLES  AND ACCRUING
                   ----- ----- -------------- ----- ------- ----------- --------------
                                              (IN MILLIONS)
DECEMBER 31, 2011
 Commercial....... $  -- $  -- $          --  $  -- $    80 $       80  $          --
 Agricultural.....    --    --            --     --      47         47             --
                   ----- ----- -------------  ----- ------- ----------  -------------
TOTAL MORTGAGE
  LOANS........... $  -- $  -- $          --  $  -- $   127 $      127  $          --
                   ===== ===== =============  ===== ======= ==========  =============
December 31, 2010
 Commercial....... $  -- $  -- $          --  $  -- $    86 $       86  $          --
 Agricultural.....    --    --            --     --      57         57             --
                   ----- ----- -------------  ----- ------- ----------  -------------
Total Mortgage
  Loans........... $  -- $  -- $          --  $  -- $   143 $      143  $          --
                   ===== ===== =============  ===== ======= ==========  =============

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                 UNPAID                   AVERAGE       INTEREST
                                      RECORDED  PRINCIPAL   RELATED      RECORDED        INCOME
                                     INVESTMENT  BALANCE   ALLOWANCE  INVESTMENT/ (1)/ RECOGNIZED
                                     ---------- --------- ----------  ---------------  -----------
                                                            (IN MILLIONS)
DECEMBER 31, 2011
With no related allowance recorded:
 Commercial mortgage loans--other... $       -- $     --  $       --    $        --    $        --
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
TOTAL............................... $       -- $     --  $       --    $        --    $        --
                                     ========== ========  ==========    ===========    ===========
With related allowance recorded:
 Commercial mortgage loans--other... $       10 $     10  $       (3)   $        10    $        --
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
TOTAL............................... $       10 $     10  $       (3)   $        10    $        --
                                     ========== ========  ==========    ===========    ===========
December 31, 2010
With no related allowance recorded:
 Commercial mortgage loans--other... $       -- $     --  $       --    $        --    $        --
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
Total............................... $       -- $     --  $       --    $        --    $        --
                                     ========== ========  ==========    ===========    ===========
With related allowance recorded:
 Commercial mortgage loans--other... $       10 $     10  $       (2)   $        10    $         1
 Agricultural mortgage loans........         --       --          --             --             --
                                     ---------- --------  ----------    -----------    -----------
Total............................... $       10 $     10  $       (2)   $        10    $         1
                                     ========== ========  ==========    ===========    ===========

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Impaired mortgage loans along with the related investment valuation allowances at December 31, 2009 follow:

                                                                 December 31,
                                                                     2009
                                                                 -------------
                                                                 (In Millions)
Impaired mortgage loans with investment valuation allowances....  $       10
Impaired mortgage loans without investment valuation allowances.          --
                                                                  ----------
Recorded investment in impaired mortgage loans..................          10
Investment valuation allowances.................................          (2)
                                                                  ----------
Net Impaired Mortgage Loans.....................................  $        8
                                                                  ==========

   During 2009, MLOA's average recorded investment in impaired mortgage loans was $6 million. Interest income recognized on these impaired mortgage loans totaled $0 million for 2009.

   Equity Investments

   MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2011 and 2010 were $2 million and $2 million, respectively.

   The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                           2011   2010
                                                          -----  -----
                                                          (IN MILLIONS)
Balance at January 1,.................................... $  76  $  79
Equity in net earnings (loss)............................    (2)     4
Impact of repurchase/issuance of AllianceBernstein Units.     2     (2)
Dividends received.......................................    (4)    (5)
                                                          -----  -----

Balance at December 31,.................................. $  72  $  76
                                                          =====  =====

4) VALUE OF BUSINESS ACQUIRED

   The following table presents MLOA's VOBA asset at December 31, 2011 and 2010:

                    GROSS    ACCUMULATED
                   CARRYING  AMORTIZATION
                    AMOUNT  AND OTHER/ (1)/  NET
                   -------- --------------  ------
                           (IN MILLIONS)
VOBA
DECEMBER 31, 2011. $   416   $       (319)  $   97
                   =======   ============   ======

December 31, 2010. $   416   $       (309)  $  107
                   =======   ============   ======

 /(1)/Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 modified coinsurance ("MODCO") recapture.

   For 2011, negative amortization expense related to VOBA was $10 million. For 2010 and 2009, amortization expense related to VOBA was $27 million and $17 million, respectively. VOBA amortization is estimated to range between $13 million and $7 million annually through 2016.

5) FAIR VALUE DISCLOSURES

   Assets measured at fair value on a recurring basis are summarized below:

                            FAIR VALUE MEASUREMENTS

                                          LEVEL 1  LEVEL 2  LEVEL 3  TOTAL
                                          -------- -------- ------- --------
                                                    (IN MILLIONS)
DECEMBER 31, 2011
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $     -- $  1,659 $   34  $  1,693
   U.S. Treasury, government and agency..       --      105     --       105
   States and political subdivisions.....       --       22     --        22
   Foreign governments...................       --        4     --         4
   Commercial mortgage-backed............       --       --     29        29
   Residential mortgage-backed/(1)/......       --       28     --        28
   Asset-backed/(2)/.....................       --        5      5        10
   Redeemable preferred stock............       19       57     --        76
                                          -------- -------- ------  --------
     Subtotal............................       19    1,880     68     1,967
                                          -------- -------- ------  --------
 Other equity investments................        1       --     --         1
Cash equivalents.........................       57       --     --        57
GMIB reinsurance contracts...............       --       --      9         9
Separate Accounts' assets................    1,589       15     --     1,604
                                          -------- -------- ------  --------
   Total Assets.......................... $  1,666 $  1,895 $   77  $  3,638
                                          ======== ======== ======  ========

December 31, 2010
Assets:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $     -- $  1,610 $   19  $  1,629
   U.S. Treasury, government and agency..       --       88     --        88
   States and political subdivisions.....       --       20     --        20
   Foreign governments...................       --        4     --         4
   Commercial mortgage-backed............       --       --     36        36
   Residential mortgage-backed/(1)/......       --       35     --        35
   Asset-backed/(2)/.....................       --        6      5        11
   Redeemable preferred stock............       19       58     --        77
                                          -------- -------- ------  --------
     Subtotal............................       19    1,821     60     1,900
                                          -------- -------- ------  --------
 Other equity investments................        1       --     --         1
Cash equivalents.........................       87       --     --        87
GMIB reinsurance contracts...............       --       --      2         2
Separate Accounts' assets................    1,825       15     --     1,840
                                          -------- -------- ------  --------
   Total Assets.......................... $  1,932 $  1,836 $   62  $  3,830
                                          ======== ======== ======  ========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $5 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $22 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 4.0% of total equity at December 31, 2011.

   In 2010, AFS fixed maturities with fair values of $9 million and $1 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $2 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                         COMMERCIAL          REDEEMABLE     GMIB
                                                                         MORTGAGE-   ASSET-  PREFERRED   REINSURANCE
                                                             CORPORATE     BACKED    BACKED    STOCK      CONTRACTS
                                                             ---------  -----------  ------- ----------- -----------
                                                                                  (IN MILLIONS)
BALANCE, JANUARY 1, 2011.................................... $      19  $        36  $     5 $        -- $         2
Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)...........................        --           --       --          --          --
     Investment gains (losses), net.........................        --           (1)      --          --          --
     Increase (decrease) in the fair value of
       reinsurance contracts................................        --           --       --          --           7
                                                             ---------  -----------  ------- ----------- -----------
       Subtotal............................................. $      --  $        (1) $    -- $        -- $         7
                                                             ---------  -----------  ------- ----------- -----------
   Other comprehensive income (loss)........................        (2)          (3)      --          --          --
Purchases...................................................        --           --       --          --          --
Sales.......................................................        (1)          (3)      --          --          --
Transfers into Level 3/ (2)/................................        22           --       --          --          --
Transfers out of Level 3/ (2)/..............................        (4)          --       --          --          --
                                                             ---------  -----------  ------- ----------- -----------
BALANCE, DECEMBER 31, 2011/ (1)/............................ $      34  $        29  $     5 $        -- $         9
                                                             =========  ===========  ======= =========== ===========

BALANCE, JANUARY 1, 2010.................................... $      24  $        63  $     5 $         6 $         1
Total gains (losses), realized and unrealized included in:
   Earnings (loss) as:
     Net investment income (loss)...........................        --           --       --          --          --
     Investment gains (losses), net.........................        --          (53)      --           2          --
     Increase (decrease) in the fair value of
       reinsurance contracts................................        --           --       --          --          --
                                                             ---------  -----------  ------- ----------- -----------
       Subtotal............................................. $      --  $      (53)  $    -- $         2 $        --
                                                             ---------  -----------  ------- ----------- -----------
   Other comprehensive income (loss)........................        --           26       --          --          --
Purchases/issuances.........................................         4           --       --          --           1
Sales/settlements...........................................        (2)          --       --         (8)          --
Transfers into/out of Level 3/ (2)/.........................        (7)          --       --          --          --
                                                             ---------  -----------  ------- ----------- -----------
BALANCE, DECEMBER 31, 2010/ (1)/............................ $      19  $        36  $     5 $        -- $         2
                                                             =========  ===========  ======= =========== ===========

 /(1)/There were no U.S. Treasury, government and agency; State and political subdivisions; Foreign government; Residential mortgage-backed securities; Other equity investments; Other invested assets or Separate Accounts' assets classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets still held at December 31, 2011 and 2010, respectively.

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF
                                                     INCOME   (LOSSES),     REINSURANCE
                                                     (LOSS)      NET         CONTRACTS      OCI
                                                   ---------- ---------- ----------------- -----
                                                                   (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011: /(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed................... $       -- $       --  $            --  $  (4)
     Other fixed maturities, available-for-sale...         --         --               --     (2)
                                                   ---------- ----------  ---------------  -----
       Subtotal................................... $       -- $       --  $            --  $  (6)
                                                   ---------- ----------  ---------------  -----
   GMIB reinsurance contracts.....................         --         --                7     --
                                                   ---------- ----------  ---------------  -----
       Total...................................... $       -- $       --  $             7  $  (6)
                                                   ========== ==========  ===============  =====
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010: /(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed................... $       -- $       --  $            --  $  26
     Other fixed maturities, available-for-sale...         --         --               --     --
                                                   ---------- ----------  ---------------  -----
       Subtotal................................... $       -- $       --  $            --  $  26
                                                   ---------- ----------  ---------------  -----
   GMIB reinsurance contracts.....................         --         --                1     --
                                                   ---------- ----------  ---------------  -----
       Total...................................... $       -- $       --  $             1  $  26
                                                   ========== ==========  ===============  =====

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents and Separate Accounts' assets at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 5 are presented in the table below.

                                                               DECEMBER 31,
                                                  ---------------------------------------
                                                         2011                2010
                                                  ------------------- -------------------
                                                  CARRYING            Carrying
                                                   VALUE   FAIR VALUE  Value   Fair Value
                                                  -------- ---------- -------- ----------
                                                               (IN MILLIONS)
Mortgage loans on real estate.................... $    124  $    130   $  141   $    146
Policyholders liabilities - Investment contracts.      229       242      268        273

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB and GMIB

   MLOA has certain variable annuity contracts with GMDB and GMIB features-in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                               GMDB   GMIB  TOTAL
                              -----  -----  -----
                                 (IN MILLIONS)
Balance at January 1, 2009... $   6  $   3  $   9
 Paid guarantee benefits.....    (3)    --     (3)
 Other changes in reserve....     2     --      2
                              -----  -----  -----
Balance at December 31, 2009.     5      3      8
 Paid guarantee benefits.....    (2)    --     (2)
 Other changes in reserve....     3     (1)     2
                              -----  -----  -----
Balance at December 31, 2010.     6      2      8
 Paid guarantee benefits.....    (2)    --     (2)
 Other changes in reserve....     3     --      3
                              -----  -----  -----
Balance at December 31, 2011. $   7  $   2  $   9
                              =====  =====  =====

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $        3
 Paid guarantee benefits.....          --
 Other changes in reserve....          --
                               ----------
Balance at December 31, 2009.           3
 Paid guarantee benefits.....          (1)
 Other changes in reserve....           1
                               ----------
Balance at December 31, 2010.           3
 Paid guarantee benefits.....          --
 Other changes in reserve....           1
                               ----------
Balance at December 31, 2011.  $        4
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM   RATCHET  ROLL-UP   COMBO    TOTAL
                                                       ---------  -------  -------  -------  -------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $     124  $   180  $   N/A  $    28  $   332
   Separate Accounts.................................. $     331  $   422  $   N/A  $    71  $   824
 Net amount at risk, gross............................ $       6  $    74  $   N/A  $    23  $   103
 Net amount at risk, net of amounts reinsured......... $       6  $    60  $   N/A  $     1  $    67
 Average attained age of contractholders..............      65.5     65.6      N/A     65.1     65.5
 Percentage of contractholders over age 70............      24.3%    23.6%     N/A     21.5%    23.8%
 Contractually specified interest rates...............       N/A      N/A      N/A      5.0%     5.0%
GMIB:
 Account values invested in:
   General Account....................................       N/A      N/A  $    28  $   N/A  $    28
   Separate Accounts..................................       N/A      N/A  $    70  $   N/A  $    70
 Net amount at risk, gross............................       N/A      N/A  $     5  $   N/A  $     5
 Net amount at risk, net of amounts reinsured.........       N/A      N/A  $    --  $   N/A  $    --
 Weighted average years remaining until annuitization.       N/A      N/A      1.9      N/A      1.9
 Contractually specified interest rates...............       N/A      N/A      5.0%     N/A      5.0%

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

               DECEMBER 31,
              ---------------
               2011    2010
              ------ --------
               (IN MILLIONS)
GMDB:
Equity....... $  685 $    878
Fixed income.     89      111
Balanced.....     16       18
Other........     34       46
              ------ --------
Total........ $  824 $  1,053
              ====== ========
GMIB:
Equity....... $   54 $     73
Fixed income.     12       15
Other........      4        6
              ------ --------
Total........ $   70 $     94
              ====== ========

   C) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2011 and 2010, MLOA had liabilities of $1 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

7) REINSURANCE

   MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $9 million and $2 million, respectively. The increases (decreases) in estimated fair value were $7 million, $1 million and $(7) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, reinsurance recoverables related to insurance contracts amounted to $136 million and $139 million, of which $56 million in 2011 and $59 million in 2010 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                                                    2011    2010    2009
                                                                   ------  ------  ------
                                                                        (IN MILLIONS)
Direct premiums................................................... $   68  $   66  $   70
Assumed...........................................................      2       2       1
Reinsurance ceded.................................................    (28)    (29)    (31)
                                                                   ------  ------  ------
Premiums.......................................................... $   42  $   39  $   40
                                                                   ======  ======  ======
Variable Life and Investment-type Product Policy Fee Income Ceded. $   31  $   31  $   30
                                                                   ======  ======  ======
Policyholders' Benefits Ceded..................................... $   39  $   43  $   29
                                                                   ======  ======  ======

8) RELATED PARTY TRANSACTIONS

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $51 million, $47 million and $46 million for 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, respectively, MLOA reported an $11 million and $8 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to AXA Equitable and MLOA on a one-year term basis. Premiums and experience refunds earned in 2011, 2010 and 2009 under this arrangement totaled approximately $2 million, $2 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $2 million and $1 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2011, 2010 and 2009 to AXA Equitable totaled approximately $426,414, $395,877 and $365,339, respectively. Claims and expenses in 2011, 2010 and 2009 were $0, $894,972 and $(241,833), respectively.

   As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Financial (Bermuda) Ltd. MLOA reported $334,772, $361,422 and $417,046 of ceded premiums for 2011, 2010 and 2009, respectively.

   In 2011, 2010 and 2009, respectively, MLOA paid AXA Distribution and its subsidiaries $36 million, $31 million and $27 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $3 million, $3 million and $3 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2011, 2010 and 2009, respectively.

   On March 5, 1999, MLOA borrowed $51 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bore interest at 6.8% per annum and was due to mature on March 5, 2014. Principal and interest were payable quarterly to MBMC. The carrying value of the note was $20 million at December 31, 2009. This note was paid in full on December 6, 2010.

9) SHARE-BASED COMPENSATION

   For 2011, 2010 and 2009, respectively, MLOA recognized compensation costs of $1 million, $3 million and $1 million, for share-based payment arrangements and $280,000, $431,000 and $410,000 related to employee stock options.

   At December 31, 2011, approximately $203,000 of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 1.6 years.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700,000, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, MLOA recognized compensation expense of approximately $53,000 and $113,000 in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

10)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                 2011    2010    2009
                                ------  ------  ------
                                     (IN MILLIONS)
Fixed maturities............... $  102  $  106  $  107
Mortgage loans on real estate..     10      10      12
Policy loans...................      8       8       8
Other equity investments.......     --      (1)     (1)
                                ------  ------  ------
Gross investment income (loss).    120     123     126
Investment expenses............     (4)     (4)     (4)
                                ------  ------  ------
Net Investment Income (Loss)... $  116  $  119  $  122
                                ======  ======  ======

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                                           2011   2010    2009
                                                          -----  ------  ------
                                                              (IN MILLIONS)
Fixed maturities......................................... $  (2) $  (47) $  (50)
Impact of repurchase/issuance of AllianceBernstein Units.     2      (2)     (4)
Mortgage loans on real estate............................    (1)      1      (2)
                                                          -----  ------  ------
Investment Gains (Losses), Net........................... $  (1) $  (48) $  (56)
                                                          =====  ======  ======

   There were no writedowns of mortgage loans on real estate and equity real estate for 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $20 million, $88 million and $83 million. Gross gains of $1 million, $4 million and $20 million and gross losses of $1 million, $2 million and $18 million, were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $36 million, $98 million and $220 million, respectively.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                  2011    2010     2009
                                                                 ------  ------  -------
                                                                      (IN MILLIONS)
Balance, beginning of year...................................... $   45  $  (11) $  (119)
Changes in unrealized investment gains (losses).................     36      98      220
Impact of unrealized investment gains (losses) attributable to:
 DAC and VOBA...................................................    (20)    (13)     (54)
 Deferred income taxes..........................................     (6)    (29)     (58)
                                                                 ------  ------  -------
Balance, End of Year............................................ $   55  $   45  $   (11)
                                                                 ======  ======  =======

Balance, end of period comprises:
 Unrealized investment gains (losses) on fixed maturities....... $  110  $   74  $   (24)
Impact of unrealized investment gains (losses) attributable to:
 DAC and VOBA...................................................    (26)     (6)       7
 Deferred income taxes..........................................    (29)    (23)       6
                                                                 ------  ------  -------
Total........................................................... $   55  $   45  $   (11)
                                                                 ======  ======  =======

11)INCOME TAXES

   A summary of the income tax (expense) benefits in the statements of earnings
   (loss) follows:

                                2011    2010    2009
                               ------  ------  -----
                                   (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   39  $  (24) $  (1)
 Deferred (expense) benefit...    (34)     38      4
                               ------  ------  -----
Total......................... $    5  $   14  $   3
                               ======  ======  =====

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                               2011    2010   2009
                              ------  -----  -----
                                  (IN MILLIONS)
Tax at statutory rate........ $  (22) $  13  $  (1)
Dividends received deduction.      2      1      4
Refund claim settlement......      7     --     --
Low income housing credit....     --      1      1
Valuation allowance..........     19     --     --
Other........................     (1)    (1)    (1)
                              ------  -----  -----
Income Tax (Expense) Benefit. $    5  $  14  $   3
                              ======  =====  =====

   The tax benefit for 2011 reflected a benefit in the amount of $19 million related to the determination that the valuation allowance previously established on deferred tax assets related to net operating loss carry forwards was no longer necessary and a $7 million benefit in settlement of refund claims for tax years 1994 - 1997.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2011   December 31, 2010
                                      ------------------- -------------------
                                      ASSETS  LIABILITIES Assets  Liabilities
                                      ------- ----------- ------  -----------
                                                   (IN MILLIONS)
Reserves and reinsurance............. $    --  $      33  $   --    $    30
DAC..................................      --         46      --         31
VOBA.................................      --         34      --         42
Investments..........................      --          6      32         --
Goodwill and other intangible assets.      --          7      --          9
NOL and credits......................       6         --      19         --
Valuation allowance..................      --         --     (19)        --
Other................................       5         --       5         --
                                      -------  ---------  ------    -------
Total................................ $    11  $     126  $   37    $   112
                                      =======  =========  ======    =======

   MLOA provides income taxes on the undistributed earnings related to its investment in AllianceBernstein units except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $6 million of accumulated undistributed earnings related to its investment in AllianceBernstein units were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

   At December 31, 2011 and 2010, respectively, the total amount of unrecognized tax benefits were $20 million and $18 million, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $3 million and $2 million, respectively. Tax (expense) benefit for 2011 reflected an expense of $1 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                            2011  2010  2009
                                            ----- ----- -----
                                              (IN MILLIONS)
Balance, beginning of year................. $  16 $  15 $  14
Additions for tax positions of prior years.     1     1     1
                                            ----- ----- -----
Balance, End of Year....................... $  17 $  16 $  15
                                            ===== ===== =====

   IRS examinations for the MONY Companies from the date of its acquisition in 2004 through 2007 commenced in 2010. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI for MLOA represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                 DECEMBER 31,
                                                              ------------------
                                                              2011  2010   2009
                                                              ----- ----- ------
                                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..................... $  55 $  45 $   (5)
Impact of implementing new accounting guidance, net of taxes.    --    --     (6)
                                                              ----- ----- ------
Total Accumulated Other Comprehensive Income (Loss).......... $  55 $  45 $  (11)
                                                              ===== ===== ======

   The components of OCI for the past three years follow:

                                                                            DECEMBER 31,
                                                                        --------------------
                                                                         2011   2010   2009
                                                                        -----  -----  ------
                                                                            (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year................. $  34  $  51  $  176
 (Gains) losses reclassified into net earnings (loss) during the year..     2     47      50
                                                                        -----  -----  ------
Net unrealized gains (losses) on investments...........................    36     98     226
Adjustments for DAC and VOBA and deferred income tax (expense) benefit.   (26)   (42)   (112)
                                                                        -----  -----  ------
Other Comprehensive Income (Loss)...................................... $  10  $  56  $  114
                                                                        =====  =====  ======

13)LITIGATION

   Insurance Litigation

   MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Insurance Regulatory Matters

   MLOA, along with other life insurance industry companies, has been the subject of various examinations regarding its unclaimed property and escheatment procedures. For example, MLOA has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. MLOA is cooperating with these inquiries. These inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters descried above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such proceedings. Some of these actions and proceedings filed against MLOA have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters cannot be predicted with certainty, MLOA's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the financial position of MLOA. MLOA's management cannot make an estimate of loss, if any, or predict whether or not such litigations and regulatory matters will have a material adverse effect on MLOA's results of operations in any particular period.

14)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2011, 2010 and 2009, MLOA's statutory net income (loss) was $35 million, $(19) million and $11 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $225 million and $232 million at December 31, 2011 and 2010, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2011, 2010 and 2009.

   At December 31, 2011, MLOA, in accordance with various government and state regulations, had $5 million of securities on deposit with such government or state agencies.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

15)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                  THREE MONTHS ENDED
                                                    ----------------------------------------------
                                                    MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                    --------  ------- -------------  -------------
                                                                     (IN MILLIONS)
2011
Total Revenues..................................... $     71  $    69 $          78  $          67
                                                    ========  ======= =============  =============
Earnings (Loss) from Continuing Operations, Net of
  Income Taxes..................................... $     43  $     5 $           4  $          17
                                                    ========  ======= =============  =============
Net Earnings (Loss)................................ $     43  $     5 $           4  $          17
                                                    ========  ======= =============  =============

2010
Total Revenues..................................... $     72  $    74 $          42  $          49
                                                    ========  ======= =============  =============
Earnings (Loss) from Continuing Operations, Net of
  Income Taxes..................................... $     (5) $     6 $         (13) $         (11)
                                                    ========  ======= =============  =============
Net Earnings (Loss)................................ $     (5) $     6 $         (13) $         (11)
                                                    ========  ======= =============  =============

MONY Life Insurance Company of America

INCENTIVE LIFE LEGACY(R)
INCENTIVE LIFE LEGACY(R) II

PROSPECTUS SUPPLEMENT DATED MAY 1, 2012
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2012, as previously supplemented (together, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option (''GIO'') during certain time periods (the ''GIO Transfer Period''). See ''Transferring your money among our investment options -- Transfers you can make'' (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2012, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through
September 30, 2012), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2012, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as ''restricted'' amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104

  Copyright 2012 MONY Life Insurance Company of America. All rights reserved.

   Incentive Life Legacy(R) and Incentive Life Legacy(R) II, are registered service marks of MONY Life Insurance Company of America.

GIO 01 (5/10)  (5/10)
NB             e13496

MONY Life Insurance Company of America

SUPPLEMENT DATED MAY 1, 2012 TO PROSPECTUS DATED MAY 1, 2012 FOR INCENTIVE LIFE LEGACY(R) II

--------------------------------------------------------------------------------

This Supplement concerns a new investment option under our Incentive Life Legacy(R) II policies. The new investment option is our Market Stabilizer Option(R) (''MSO''), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the ''Segments'' of the MSO, each of which has a limited duration (a ''Segment Term'').

The purpose of this Supplement is solely to add to the May 1, 2012 Incentive Life Legacy(R) II Prospectus (''Legacy Prospectus'') a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus (''MSO Prospectus'') dated May 1, 2012. All of the information in the Legacy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Legacy Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with the Legacy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Legacy Prospectus.

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Legacy(R) II policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 5 on page 3 of the Legacy Prospectus (which appears in the section of that Prospectus entitled ''Tables of policy charges''):

   Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) (''MSO'') that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account that we make available in connection with any Market Stabilizer Option(R) available as an investment option. Please refer to the separate prospectus for the MSO (''MSO Prospectus'') for information about the MSO and the related ''Holding Account.''

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled ''Periodic charges other than underlying trust portfolio operating expenses'' on page 1 of the Legacy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    On the MSO Segment Start Date           0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX SEGMENT    At the beginning of each policy month   Annual% of your Segment Account
  ACCOUNT CHARGE                during the MSO Segment Term             Value 1.65%/(2)/

  MSO LOAN SPREAD/(3)/ FOR      On each policy anniversary (or on loan  2% for New York policies 5% for
  AMOUNTS OF POLICY LOANS       termination, if earlier)                Puerto Rico policies/(4)/
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(5)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as ''Segment,''''Segment Term,''''Segment Start Date,''''Segment Account Value'' and ''Early Distribution Adjustment.''
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The ''spread'' is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO prospectus for more information.
(4)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(5)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.

EVM-110 (11/10)      #235461
NB/IF            Cat# 145363

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled ''How we allocate charges among your investment options'' on page 3 of the Legacy
Prospectus:

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

   If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.




                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life Legacy(R) II is issued by MONY Life Insurance Company of America and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1) Resolution of the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L incorporated herein by reference to the initial registration statement on Form N-6 (File
             No. 333-102233) filed on December 27, 2002.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

      (2) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (3) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (4) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (a)  First Amendment dated as of August 1, 2006 to General Agent
                 Sales Agreement by and between MONY Life Insurance Company of America and AXA Network previously filed with this registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

      (4)   (b)  Second Amendment dated as of April 1, 2008 to General Agent
                 Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (5) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)   Contracts.

      (1)    Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Premium Jurisdictions), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(i) Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Account Value Jurisdiction), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(ii)Form of Variable Life Insurance Policy (Form 09 - 100), previously filed with this Registration Statement on Form N-6 (File
             No. 333-134304) on August 26, 2009.

      (3) Form of Children's Term Rider (Form R94-218), previously filed with the initial registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (4)    Form of Disability Rider - Waiver of Monthly Deductions
             (Form R94-216), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (5)    Form of Option to Purchase Additional Insurance Rider
             (Form R94-204), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(i) Form of Extended No Lapse Guarantee Rider (Form R06-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(ii)Form of Extended No Lapse Guarantee Rider (Form R09-20), previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (7)(i) Form of Paid Up Death Benefit Guarantee Endorsement
             (Form S.05-30), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (7)(ii)Form of Paid Up No Lapse Guarantee Endorsement (Form S.09-30), previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (8) Form of Substitution of Insured Person Rider (Form R94-212), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (9) Form of Accelerated Death Benefit Rider (Form R06-70), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (10) Form of Loan Extension Endorsement (Form S.05-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (11) Form of Accelerated Death Benefit for Long-Term Care Services Rider (Form R06-90), previously filed with the initial registration statement on Form N-6 (File No. 333- 134304) filed on May 19, 2006.

      (12) Form of Endorsement (Form S.07-20) previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (13) Form of Charitable Legacy Rider, previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (14) Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration statement on Form S-3 (File No. 333-167938) filed on September 30, 2010.

      (15) Accelerated Death Benefit Rider for Long-Term Care Services Rider (ICC12-R12-10) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199), filed on April 26, 2012.

(e)   Applications.

      (1) Form of Application for Life Insurance (Form AMIGV-2005), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

             (a) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by reference to Exhibit 26(e)(iv)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

             (b) Form of Application for Life Insurance (AMIGV-2009), is incorporated herein by reference to Exhibit 26(e)(i)(b) to registration statement on Form N-6, (File No. 333-134307), filed on August 18, 2009.

      (2)    Form of Variable Universal Life Supplement to the Application (Form

             No. VUL-GV/IL DB 2005), incorporated herein by reference to
             Exhibit 26(e)(v) to the registration statement on Form N-6 (File No. 333-134307) filed on April 25, 2007.

             (a) Revised Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to registration statement on Form N-6 (File No. 333-103199), filed on April 22, 2008.

             (b) Form of Variable Universal Life Supplement to the Application (Form No. 180-6006a (2009), is incorporated herein by reference to Exhibit 26(e)(v)(b) to registration statement on Form N-6 (File No. 333-134307), filed on August 18, 2009.

      (3) Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., filed herewith, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, previously filed with this Registration Statement (File No. 333-134304) on August 25, 2006.

      (3) Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (4) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
             No. 333-153809) filed on July 8, 2011.

             (i) Amendment No. 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

      (5) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated
             October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (5)    (i)  Amendment No. 1, dated February 16, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

      (6) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and

                  Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (6)   (i)   Amendment No. 1, dated April 1, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable
                  Life Insurance Company, Ivy Funds Variable Insurance
                  Portfolios and Waddell & Reed, Inc., (together, the
                  "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-178750) on April 21,
                  2010.

      (7) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (7)    (i)  Amendment No. 1, dated February 18, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

      (8) Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America, filed herewith.

      (9) Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

             (i) Amendment No. 3 dated as of May 1, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC filed herewith.

      (10) Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors, filed herewith.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (11)   (ii) Third Amendment dated October 20, 2009 to the Participation
                  Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (12) Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

             (i) Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc.,
                  T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, filed herewith.

      (13) Participation Agreement among Van Eck Worldwide Insurance Trust, and MONY Life Insurance Company of America, Van Eck Securities Corp., and Van Eck Associates Corporation incorporated herein by reference to registration statement on Form N-4 (File
             No. 333-160951) filed on November 16, 2009.

      (13)   (i)  Amendment No. 1 dated October 13, 2009 to the Participation
                  Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)   Administrative Contracts.

      (i) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (i) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America, filed herewith.

(m)   (i)    Calculation, filed herewith.

(n)   Other Opinions.

      (i)    Consent of PricewaterhouseCoopers LLP, filed herewith.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. No financial statements are omitted from
      Item 24.

(p)   Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH MONY AMERICA
 ------------------                     -------------------------------------
 DIRECTORS

 Henri de Castries                                    Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                                        Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Charlynn Goins                                       Director
 30 Beekman Place, Apt. 8A
 New York, NY 10022

 Danny L. Hale                                        Director
 900 20th Avenue South
 Nashville, TN 37212

 Anthony J. Hamilton                                  Director
 AXA UK plc
 5 Old Broad Street
 London, England EC2N 1AD

 Peter S. Kraus                                       Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                                    Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Lorie A. Slutsky                                     Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

 Ezra Suleiman                                        Director
 Princeton University
 Corwin Hall
 Princeton, NJ 08544

 Richard C. Vaughan                                   Director
 764 Lynnmore Lane
 Naples, FL 34108-7522

 OFFICER-DIRECTOR

 *Mark Pearson                          Director, Chairman of the Board and
                                        Chief Executive Officer

 *Andrew J. McMahon                     Director and President

 OTHER OFFICERS

 *Andrea Nitzan                         Executive Vice President
                                        (acting Principal Accounting Officer)

 *Bertrand Poupart-Lafarge              Executive Vice President Chief
                                        Investment Officer, Treasurer and
                                        interim Chief Financial Officer

 *Michael B. Healy                      Executive Vice President and Chief
                                        Information Officer

 *Salvatore Piazzolla                   Senior Executive Vice President

 *Mary Fernald                          Senior Vice President and Chief
                                        Underwriting Officer

 *David Kam                             Senior Vice President and Actuary

 *Kevin E. Murray                       Executive Vice President

 *Anne M. Katcher                       Senior Vice President and Senior
                                        Actuary

 *Anthony F. Recine                     Senior Vice President, Chief
                                        Compliance Officer and Deputy General
                                        Counsel

 *Karen Field Hazin                     Vice President, Secretary and
                                        Associate General Counsel

 *Dave S. Hattem                        Senior Vice President and General
                                        Counsel

 *Michel Perrin                         Senior Vice President and Actuary

 *Naomi J. Weinstein                    Vice President

 *Charles A. Marino                     Executive Vice President and Chief
                                        Actuary

 *Nicholas B. Lane                      Senior Executive Vice President and
                                        President, Retirement Savings

 *David W. O'Leary                      Executive Vice President

 *Robert O. Wright, Jr.                 Executive Vice President

 *Amy J. Radin                          Senior Executive Vice President and
                                        Chief Marketing Officer

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

   Item 29. Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

   The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

   SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

   The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

   The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 30. PRINCIPAL UNDERWRITERS

       (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

       AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account A. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

   (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                       (AXA ADVISORS LLC)
 ------------------                     --------------------------------------
 *Andrew J. McMahon                     Director, Chairman of the Board and
                                        Chief Financial Protection & Wealth
                                        Management Officer

 *Christine Nigro                       President and Director

 *Manish Agarwal                        Director

 *Nicholas B. Lane                      Director and Chief Retirement
                                        Services Officer

 *Robert O. Wright, Jr.                 Director, Vice Chairman of the Board
                                        and Chief Sales Officer

 *Frank Massa                           Chief Operating Officer

 *Philip Pescatore                      Chief Risk Officer

 *William Degnan                        Senior Vice President

 *David M. Kahal                        Senior Vice President

 *George Papazicos                      Senior Vice President

 *Vincent Parascandola                  Senior Vice President

 *Robert P. Walsh                       Vice President and Chief Anti-Money
                                        Laundering Officer

 *Patricia Roy                          Chief Compliance Officer

 *Maurya Keating                        Vice President and Chief Broker Dealer

 *Francesca Divone                      Secretary

 *Susan Vesey                           Assistant Secretary

 *Denise Tedeschi                       Assistant Vice President and
                                        Assistant Secretary

 (ii) AXA DISTRIBUTORS, LLC

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                       (AXA DISTRIBUTORS, LLC)
 ------------------                     --------------------------------------
 *Nicholas B. Lane                      Director, Chairman of the Board,
                                        President, Chief Executive Officer
                                        and Chief Retirement Savings Officer

 *Andrew J. McMahon                     Director and Chief Financial
                                        Protection & Wealth Management Officer

 *Michael P. McCarthy                   Director, Senior Vice President and
                                        National Sales Manager

 *David W. O'Leary                      Executive Vice President

 *Joanne Pietrini-Smith                 Executive Vice President

 *Nelida Garcia                         Senior Vice President

 *Peter D. Golden                       Senior Vice President

 *Kevin M. Kennedy                      Senior Vice President

 *Harvey T. Fladeland                   Senior Vice President

 *Windy Lawrence                        Senior Vice President

 *Mark Teitelbaum                       Senior Vice President

 *Timothy P. O'Hara                     Senior Vice President

 *Mark D. Scalercio                     Senior Vice President

 *Michael Schumacher                    Senior Vice President

 *John C. Taroni                        Vice President and Treasurer

 *Nicholas Gismondi                     Vice President and Chief Financial
                                        Officer

 *Denise Tedeschi                       Assistant Vice President and
                                        Assistant Secretary

 *Gregory Lashinsky                     Assistant Vice President - Financial
                                        Operations Principal

 *Robert P. Walsh                       Vice President and Chief AML Officer

 *Francesca Divone                      Secretary

 *Susan Vesey                           Assistant Secretary

       (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

   Item 31. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

   Item 32. Management Services

   All management contracts are discussed in Part A or Part B.

   Item 33. Fee Representation

   MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b)(1)(vii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 26/th/ day of April, 2012.

                                             MONY America Variable Account L of
                                             MONY Life Insurance Company of
                                             America
                                                          (Registrant)

                                             By:   MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 26/th/ day of April, 2012.

                                             MONY Life Insurance Company of
                                             America
                                                        (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Bertrand Poupart-Lafarge                Executive Vice President, Chief
                                         Investment Officer, Treasurer and
                                         interim Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson            Danny L. Hale        Ramon de Oliveira
Henri de Castries       Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne           Peter S. Kraus       Ezra Suleiman
Charlynn Goins          Andrew J. McMahon    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 26, 2012

                                 EXHIBIT INDEX

 EXHIBIT NO.                      DESCRIPTION                        TAG VALUES
 ----------- ------------------------------------------------------  ----------

 (8)         Amended and Restated Participation Agreement among
             MONY Life Insurance Company of America and Fidelity
             Distributors Corporation                                EX-99.8

 9(i)        Amendment No. 3 to Participation Agreement among
             Franklin Templeton Variable Insurance Products Trust,
             Franklin Templeton Distributors, Inc, MONY Life
             Insurance Company and MONY Life Insurance Company of
             America                                                 EX-99.9i

 (10)        Amended and Restated Participation Agreement among MFS
             Variable Insurance Trust, MFS Variable Insurance Trust
             II, MONY Life Insurance Company of America and MFS
             Fund Distributors                                       EX-99.10

 12(i)       Amendment No. 2 to Participation Agreement among T.
             Rowe Price Equity Series Inc., T. Rowe Price Fixed
             Income Series, Inc., T. Rowe Price International
             Series, Inc., T. Rowe Price Investment Series, Inc.
             and MONY Life Insurance Company of America.             EX-99.12i

 (k)(i)      Opinion and Consent of Dodie Kent, Esq.                 EX-99.ki

 (l)(i)      Opinion and Consent of Brian Lessing, FSA, MAAA, Vice
             President and Actuary of MONY America                   EX-99.li

 (m)(i)      Calculation                                             EX-99.mi

 (n)(i)      Consent of PricewaterhouseCoopers LLP                   EX-99.ni

 (n)(ii)     Powers of Attorney                                      EX-99.nii

                                     C-12